UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Caroline Hulme, Esq.

Mercer Investments LLC

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2024

Date of Reporting Period: September 30, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Mercer FundsTM
Semi-Annual Report
September 30, 2023
Mercer US Large Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Mercer Emerging Markets Equity Fund
Mercer Global Low Volatility Equity Fund
This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

MERCER FUNDS
TABLE OF CONTENTS

Mercer US Large Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Basic Materials — 2.9%
9,278	CF Industries Holdings, Inc.	795,496
63,530	Dow, Inc.	3,275,607
84,221	DuPont de Nemours, Inc.	6,282,044
9,726	Eastman Chemical Co.	746,179
31,271	International Paper Co.	1,109,182
16,472	Mosaic Co.	586,403
31,046	Newmont Corp.	1,147,150
9,991	Nucor Corp.	1,562,093
23,045	Steel Dynamics, Inc.	2,470,885
		17,975,039
	Communications — 17.9%
50,538	Airbnb, Inc. Class A*	6,934,319
43,963	Alphabet, Inc. Class A*	5,752,998
100,422	Alphabet, Inc. Class C*	13,240,641
165,211	Amazon.com, Inc. *	21,001,622
128,696	AT&T, Inc.	1,933,014
433	Booking Holdings, Inc. *	1,335,350
2,318	Charter Communications, Inc. Class A*	1,019,503
86,200	Cisco Systems, Inc.	4,634,112
186,842	Comcast Corp. Class A	8,284,574
18,137	eBay, Inc.	799,660
37,470	Fox Corp. Class A	1,169,064
1,718	MercadoLibre, Inc. *	2,178,218
20,780	Meta Platforms, Inc. Class A*	6,238,364
17,300	Motorola Solutions, Inc.	4,709,752
27,755	Netflix, Inc. *	10,480,288
28,121	T-Mobile U.S., Inc. *	3,938,346
9,371	Trade Desk, Inc. Class A*	732,344
65,385	Uber Technologies, Inc. *	3,007,056
162,884	Verizon Communications, Inc.	5,279,070
86,429	Walt Disney Co. *	7,005,071
		109,673,366
	Consumer, Cyclical — 9.5%
27,896	Alaska Air Group, Inc. *	1,034,384
8,931	Autoliv, Inc.	861,663
22,733	Best Buy Co., Inc.	1,579,262
381	Chipotle Mexican Grill, Inc. *	697,927
4,700	Costco Wholesale Corp.	2,655,312
7,165	Darden Restaurants, Inc.	1,026,171
59,048	Delta Air Lines, Inc.	2,184,776
32,745	Dollar General Corp.	3,464,421
36,700	Dollar Tree, Inc. *	3,906,715
83,675	Dr Ing hc F Porsche AG ADR	779,014
3,018	Ferguson PLC	496,370
41,944	General Motors Co.	1,382,894
4,762	Home Depot, Inc.	1,438,886
See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
3,846	Lithia Motors, Inc.	1,135,839
21,667	LKQ Corp.	1,072,733
32,645	Lowe's Cos., Inc.	6,784,937
5,967	Lululemon Athletica, Inc. *	2,300,935
17,604	LVMH Moet Hennessy Louis Vuitton SE ADR	2,660,140
14,425	Magna International, Inc. (a)	773,324
8,424	Marriott International, Inc. Class A	1,655,821
10,890	Mobileye Global, Inc. Class A*(a)	452,480
31,302	NIKE, Inc. Class B	2,993,097
110	NVR, Inc. *	655,963
1,331	O'Reilly Automotive, Inc. *	1,209,693
14,344	PulteGroup, Inc.	1,062,173
9,893	Tapestry, Inc.	284,424
8,360	Target Corp.	924,365
23,744	Tesla, Inc. *	5,941,224
68,269	TJX Cos., Inc.	6,067,749
1,756	Ulta Beauty, Inc. *	701,434
		58,184,126
	Consumer, Non-cyclical — 21.6%
41,686	Abbott Laboratories	4,037,289
4,477	Align Technology, Inc. *	1,366,918
112,051	Altria Group, Inc.	4,711,745
4,875	Amgen, Inc.	1,310,205
61,800	Archer-Daniels-Midland Co.	4,660,956
1,304	Argenx SE ADR*	641,086
38,123	AstraZeneca PLC ADR	2,581,690
160,263	Baxter International, Inc.	6,048,326
28,699	Bristol-Myers Squibb Co.	1,665,690
35,745	Cardinal Health, Inc.	3,103,381
23,491	Cigna Group	6,720,070
234,929	Conagra Brands, Inc.	6,441,753
115,103	CVS Health Corp.	8,036,491
38,379	DENTSPLY SIRONA, Inc.	1,311,027
6,887	Dexcom, Inc. *	642,557
10,680	Eli Lilly & Co.	5,736,548
47,800	Exelixis, Inc. *	1,044,430
7,014	Gartner, Inc. *	2,410,081
41,382	Global Payments, Inc.	4,775,069
50,280	GSK PLC ADR	1,822,650
2,510	HCA Healthcare, Inc.	617,410
67,156	Hologic, Inc. *	4,660,626
16,566	Illumina, Inc. *	2,274,180
9,389	Ingredion, Inc.	923,878
5,369	Intuitive Surgical, Inc. *	1,569,305
11,881	Jazz Pharmaceuticals PLC *	1,537,877
39,674	Johnson & Johnson	6,179,225
47,979	Kenvue, Inc.	963,418
66,800	Koninklijke Philips NV ADR NYRS*(a)	1,331,992

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
74,852	Kroger Co.	3,349,627
15,743	L'Oreal SA ADR(a)	1,304,465
1,390	McKesson Corp.	604,442
16,894	Medtronic PLC	1,323,814
45,400	Merck & Co., Inc.	4,673,930
2,831	Moody's Corp.	895,077
59,254	Novo Nordisk AS ADR	5,388,559
25,980	Organon & Co.	451,013
76,791	PayPal Holdings, Inc. *	4,489,202
41,378	Pfizer, Inc.	1,372,508
8,425	Quest Diagnostics, Inc.	1,026,671
540	S&P Global, Inc.	197,321
6,706	Thermo Fisher Scientific, Inc.	3,394,376
38,476	Tyson Foods, Inc. Class A	1,942,653
11,265	UnitedHealth Group, Inc.	5,679,700
7,256	Verisk Analytics, Inc.	1,714,157
4,450	Vertex Pharmaceuticals, Inc. *	1,547,443
93,890	Viatris, Inc.	925,755
17,843	Zoetis, Inc.	3,104,325
		132,510,911
	Energy — 4.2%
71,368	BP PLC ADR	2,763,369
19,894	Canadian Natural Resources Ltd.	1,286,545
9,130	Chevron Corp.	1,539,501
66,593	ConocoPhillips	7,977,841
86,722	Coterra Energy, Inc.	2,345,830
42,099	Marathon Oil Corp.	1,126,148
30,453	Marathon Petroleum Corp.	4,608,757
30,023	Shell PLC ADR	1,932,881
16,799	Valero Energy Corp.	2,380,586
		25,961,458
	Financial — 14.2%
39,142	AerCap Holdings NV *	2,453,029
55,061	Allstate Corp.	6,134,346
138,479	American International Group, Inc.	8,391,827
6,780	American Tower Corp. REIT	1,114,971
49,545	Bank of America Corp.	1,356,542
18,210	Bank of New York Mellon Corp.	776,657
7,721	Berkshire Hathaway, Inc. Class B*	2,704,666
5,643	Capital One Financial Corp.	547,653
23,384	Charles Schwab Corp.	1,283,782
93,344	Citigroup, Inc.	3,839,239
22,245	Discover Financial Services	1,927,084
92,319	Equitable Holdings, Inc.	2,620,936
77,000	Equity Residential REIT	4,520,670
34,335	Hartford Financial Services Group, Inc.	2,434,695
99,906	Host Hotels & Resorts, Inc. REIT	1,605,489
See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
15,060	Howard Hughes Holdings, Inc. *	1,116,398
16,580	JPMorgan Chase & Co.	2,404,432
25,078	Mastercard, Inc. Class A	9,928,631
5,941	Morgan Stanley	485,201
132,075	New York Community Bancorp, Inc.	1,497,731
1,822	PNC Financial Services Group, Inc.	223,687
20,989	Principal Financial Group, Inc.	1,512,677
4,499	Reinsurance Group of America, Inc.	653,210
11,376	Simon Property Group, Inc. REIT	1,228,949
20,779	State Street Corp.	1,391,362
70,984	Synchrony Financial	2,169,981
167,300	Truist Financial Corp.	4,786,453
138,000	U.S. Bancorp	4,562,280
40,602	Visa, Inc. Class A	9,338,866
35,134	Wells Fargo & Co.	1,435,575
41,354	Weyerhaeuser Co. REIT	1,267,914
7,756	Willis Towers Watson PLC	1,620,694
		87,335,627
	Industrial — 6.8%
32,482	3M Co.	3,040,965
28,721	Builders FirstSource, Inc. *	3,575,477
31,583	CH Robinson Worldwide, Inc.	2,720,244
4,109	Chart Industries, Inc. *(a)	694,914
19,266	Crown Holdings, Inc.	1,704,656
33,497	Dover Corp.	4,673,166
15,211	Expeditors International of Washington, Inc.	1,743,637
6,534	FedEx Corp.	1,730,987
25,099	Honeywell International, Inc.	4,636,789
2,233	Lockheed Martin Corp.	913,208
12,297	Masco Corp.	657,275
10,600	Northrop Grumman Corp.	4,666,014
58,089	RTX Corp.	4,180,665
7,604	Stanley Black & Decker, Inc.	635,542
11,432	Teledyne Technologies, Inc. *	4,670,887
44,555	Vontier Corp.	1,377,641
		41,622,067
	Technology — 17.9%
15,333	Accenture PLC Class A	4,708,918
18,633	Adobe, Inc. *	9,500,967
35,178	Advanced Micro Devices, Inc. *	3,617,002
34,384	Apple, Inc.	5,886,885
9,229	ARM Holdings PLC ADR*	493,936
1,688	ASML Holding NV ADR NYRS	993,658
17,423	Autodesk, Inc. *	3,604,993
3,596	Broadcom, Inc.	2,986,766
6,800	Cadence Design Systems, Inc. *	1,593,240
68,755	Cognizant Technology Solutions Corp. Class A	4,657,464

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
5,812	Crowdstrike Holdings, Inc. Class A*	972,812
11,270	Dell Technologies, Inc. Class C	776,503
1,925	Fair Isaac Corp. *	1,671,920
83,852	Fidelity National Information Services, Inc.	4,634,500
65,309	HP, Inc.	1,678,441
878	HubSpot, Inc. *	432,415
8,441	KLA Corp.	3,871,549
32,188	Micron Technology, Inc.	2,189,750
53,584	Microsoft Corp.	16,919,148
4,416	MongoDB, Inc. *	1,527,318
23,866	NVIDIA Corp.	10,381,471
39,100	Oracle Corp.	4,141,472
37,940	Salesforce, Inc. *	7,693,473
13,541	Seagate Technology Holdings PLC	893,029
16,531	ServiceNow, Inc. *	9,240,168
9,815	Snowflake, Inc. Class A*	1,499,437
12,476	Teradyne, Inc.	1,253,339
11,381	Workday, Inc. Class A*	2,445,208
		110,265,782
	Utilities — 1.7%
97,006	Edison International	6,139,510
42,001	FirstEnergy Corp.	1,435,594
54,170	NRG Energy, Inc.	2,086,628
31,914	UGI Corp.	734,022
		10,395,754
	TOTAL COMMON STOCKS (COST $548,557,738)	593,924,130

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.3%
1,700,466	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(b)(c)	1,700,466
	TOTAL SHORT-TERM INVESTMENT (COST $1,700,466)	1,700,466
	TOTAL INVESTMENTS — 97.0% (Cost $550,258,204)	595,624,596
	Other Assets and Liabilities (net) — 3.0%	18,562,964
	NET ASSETS — 100.0%	$614,187,560

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(c)	Represents an investment of securities lending cash collateral.
See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
36	S&P 500 E-mini Index	Dec 2023	$7,785,900	$(242,528)
2	S&P Mid 400 E-mini Index	Dec 2023	504,080	(16,237)
				$(258,765)

Abbreviations
ADR	—	American Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.7
Futures Contracts	0.0*
Short-Term Investment	0.3
Other Assets and Liabilities (net)	3.0
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%
	Basic Materials — 2.2%
95,699	ATI, Inc. *	3,938,014
42,800	Chemours Co.	1,200,540
17,400	Eastman Chemical Co.	1,334,928
218,251	Element Solutions, Inc.	4,279,902
61,300	Huntsman Corp.	1,495,720
20,900	Ingevity Corp. *	995,049
39,900	Koppers Holdings, Inc.	1,578,045
48,900	Mosaic Co.	1,740,840
18,859	Quaker Chemical Corp.	3,017,440
14,365	Reliance Steel & Aluminum Co.	3,766,934
43,631	RPM International, Inc.	4,136,655
39,300	Steel Dynamics, Inc.	4,213,746
81,300	Tronox Holdings PLC, Class A	1,092,672
		32,790,485
	Communications — 2.9%
47,900	AMC Networks, Inc. Class A*	564,262
9,645	Cable One, Inc.	5,937,848
81,588	Ciena Corp. *	3,855,849
98,786	ePlus, Inc. *	6,274,887
35,498	F5, Inc. *	5,720,148
81,546	Liberty Latin America Ltd. Class A*	665,415
77,747	Liberty Latin America Ltd. Class C*	634,415
125,300	Lumen Technologies, Inc. *(a)	177,926
17,400	Nexstar Media Group, Inc.	2,494,638
20,310	Nice Ltd. ADR*(a)	3,452,700
49,710	Okta, Inc. *	4,051,862
9,700	Preformed Line Products Co.	1,577,026
76,900	TEGNA, Inc.	1,120,433
200,979	TripAdvisor, Inc. *	3,332,232
68,667	Yelp, Inc. *	2,855,860
		42,715,501
	Consumer, Cyclical — 15.4%
25,407	Advance Auto Parts, Inc.	1,421,014
40,100	Alaska Air Group, Inc. *	1,486,908
62,800	Allison Transmission Holdings, Inc.	3,708,968
133,400	American Axle & Manufacturing Holdings, Inc. *	968,484
274,629	BJ's Wholesale Club Holdings, Inc. *	19,600,272
89,400	Bloomin' Brands, Inc.	2,198,346
67,900	BorgWarner, Inc.	2,741,123
47,355	BRP, Inc. (a)	3,592,350
29,300	Brunswick Corp.	2,314,700
20,066	Burlington Stores, Inc. *	2,714,930
32,500	Capri Holdings Ltd. *	1,709,825
39,444	Carter's, Inc.	2,727,553
13,635	Casey's General Stores, Inc.	3,702,175
17,810	Cavco Industries, Inc. *	4,731,405

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
31,804	Churchill Downs, Inc.	3,690,536
34,024	Columbia Sportswear Co.	2,521,178
12,100	Crocs, Inc. *	1,067,583
16,101	Deckers Outdoor Corp. *	8,277,363
13,200	Dick's Sporting Goods, Inc.	1,433,256
39,077	Dorman Products, Inc. *	2,960,474
81,300	Five Below, Inc. *	13,081,170
49,900	Foot Locker, Inc. (a)	865,765
23,500	Genesco, Inc. *	724,270
114,661	Gentex Corp.	3,731,069
44,406	Gentherm, Inc. *	2,409,470
33,600	GMS, Inc. *	2,149,392
102,000	Goodyear Tire & Rubber Co. *	1,267,860
11,500	Group 1 Automotive, Inc.	3,090,165
56,889	Guess?, Inc.	1,231,078
39,300	Harley-Davidson, Inc.	1,299,258
47,600	Haverty Furniture Cos., Inc.	1,369,928
33,000	Hibbett, Inc.	1,567,830
14,500	Jack in the Box, Inc.	1,001,370
47,700	Kohl's Corp.	999,792
61,300	La-Z-Boy, Inc.	1,892,944
262,844	Leslie's, Inc. *(a)	1,487,697
56,474	Light & Wonder, Inc. *	4,028,290
21,875	Lithia Motors, Inc.	6,460,344
195,325	LKQ Corp.	9,670,541
41,810	M/I Homes, Inc. *	3,513,712
94,700	Macy's, Inc.	1,099,467
112,100	MillerKnoll, Inc.	2,740,845
40,100	Movado Group, Inc.	1,096,735
16,574	MSC Industrial Direct Co., Inc. Class A	1,626,738
19,454	Murphy USA, Inc.	6,648,015
21,000	Nu Skin Enterprises, Inc. Class A	445,410
39,500	ODP Corp. *	1,822,925
13,580	Phinia, Inc.	363,808
20,925	Planet Fitness, Inc. Class A*	1,029,091
63,195	Polaris, Inc.	6,581,127
8,750	Pool Corp.	3,115,875
43,500	PulteGroup, Inc.	3,221,175
29,500	PVH Corp.	2,257,045
98,401	Red Rock Resorts, Inc. Class A	4,034,441
81,900	Sally Beauty Holdings, Inc. *	686,322
92,559	Savers Value Village, Inc. *	1,728,077
36,400	ScanSource, Inc. *	1,103,284
25,367	SiteOne Landscape Supply, Inc. *	4,146,236
68,936	Skechers USA, Inc. Class A*	3,374,417
111,640	Tapestry, Inc.	3,209,650
133,109	Texas Roadhouse, Inc.	12,791,775
11,600	Thor Industries, Inc.	1,103,508
43,200	Toll Brothers, Inc.	3,195,072
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
105,600	Tri Pointe Homes, Inc. *	2,888,160
42,907	UniFirst Corp.	6,994,270
43,200	United Airlines Holdings, Inc. *	1,827,360
12,155	Vail Resorts, Inc.	2,697,073
31,988	Visteon Corp. *	4,416,583
71,800	Wabash National Corp.	1,516,416
21,200	Whirlpool Corp.	2,834,440
13,300	Williams-Sonoma, Inc. (a)	2,066,820
27,300	Winnebago Industries, Inc.	1,622,985
		229,695,533
	Consumer, Non-cyclical — 23.0%
87,108	Acadia Healthcare Co., Inc. *	6,124,563
157,500	ACCO Brands Corp.	904,050
119,000	Albertsons Cos., Inc. Class A	2,707,250
499,539	Alight, Inc. Class A*	3,541,732
39,940	Apellis Pharmaceuticals, Inc. *(a)	1,519,318
74,368	Ascendis Pharma AS ADR*	6,963,820
162,450	Avantor, Inc. *	3,424,446
30,677	Avery Dennison Corp.	5,603,768
54,762	Axonics, Inc. *	3,073,243
67,882	Azenta, Inc. *	3,406,998
111,253	Bausch & Lomb Corp. *(a)	1,885,738
21,596	Bio-Rad Laboratories, Inc. Class A*	7,741,086
79,145	Booz Allen Hamilton Holding Corp.	8,648,174
85,077	Bright Horizons Family Solutions, Inc. *	6,930,372
27,900	Bunge Ltd.	3,020,175
44,068	Catalent, Inc. *	2,006,416
29,162	Cimpress PLC *	2,041,632
431,532	Clarivate PLC *(a)	2,895,580
52,900	Conagra Brands, Inc.	1,450,518
42,554	CONMED Corp.	4,291,571
520,837	CoreCivic, Inc. *	5,859,416
29,400	DaVita, Inc. *	2,779,182
60,000	Deluxe Corp.	1,133,400
360,553	Dun & Bradstreet Holdings, Inc.	3,601,924
125,003	Embecta Corp.	1,881,295
100,079	EVERTEC, Inc.	3,720,937
50,576	Exact Sciences Corp. *	3,450,295
6,700	FleetCor Technologies, Inc. *	1,710,778
144,040	Flywire Corp. *	4,593,436
19,723	FTI Consulting, Inc. *	3,518,780
60,979	Globus Medical, Inc. Class A*	3,027,607
21,354	Grand Canyon Education, Inc. *	2,495,856
49,100	H&R Block, Inc.	2,114,246
83,848	Halozyme Therapeutics, Inc. *	3,202,994
53,081	HealthEquity, Inc. *	3,877,567
26,900	Henry Schein, Inc. *	1,997,325
40,700	Herbalife Ltd. *	569,393

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
50,920	Hologic, Inc. *	3,533,848
71,326	Hostess Brands, Inc. *	2,375,869
26,400	Incyte Corp. *	1,525,128
53,171	Ingles Markets, Inc. Class A	4,005,371
29,900	Ingredion, Inc.	2,942,160
108,826	Insmed, Inc. *	2,747,856
27,400	Inspire Medical Systems, Inc. *	5,437,256
37,167	Insulet Corp. *	5,927,765
48,558	Integer Holdings Corp. *	3,808,404
69,599	Intra-Cellular Therapies, Inc. *	3,625,412
247,100	Ironwood Pharmaceuticals, Inc. *	2,379,573
70,895	Jazz Pharmaceuticals PLC *	9,176,649
99,886	Krispy Kreme, Inc. (a)	1,245,578
22,884	Lancaster Colony Corp.	3,776,547
57,770	Lantheus Holdings, Inc. *	4,013,860
74,340	Legend Biotech Corp. ADR*	4,993,418
37,797	LivaNova PLC *	1,998,705
33,000	ManpowerGroup, Inc.	2,419,560
9,650	MarketAxess Holdings, Inc.	2,061,626
201,010	Marqeta, Inc. Class A*	1,202,040
27,820	Masimo Corp. *	2,439,258
31,519	Merit Medical Systems, Inc. *	2,175,441
10,902	Molina Healthcare, Inc. *	3,574,657
87,773	Molson Coors Beverage Co. Class B	5,581,485
73,661	Natera, Inc. *	3,259,499
121,307	Neurocrine Biosciences, Inc. *	13,647,037
161,700	Option Care Health, Inc. *	5,230,995
210,772	Paragon 28, Inc. *	2,645,189
85,799	Patterson Cos., Inc.	2,543,082
74,941	Paylocity Holding Corp. *	13,616,780
33,696	Pediatrix Medical Group, Inc. *	428,276
91,200	Perdoceo Education Corp.	1,559,520
133,835	Performance Food Group Co. *	7,877,528
33,038	Premier, Inc. Class A	710,317
25,700	Prestige Consumer Healthcare, Inc. *	1,469,783
64,909	PROCEPT BioRobotics Corp. *	2,129,664
41,700	PROG Holdings, Inc. *	1,384,857
71,200	Quanex Building Products Corp.	2,005,704
9,200	Quest Diagnostics, Inc.	1,121,112
7,663	RB Global, Inc. (a)	478,938
91,386	Remitly Global, Inc. *	2,304,755
18,020	Repligen Corp. *	2,865,360
184,111	Rocket Pharmaceuticals, Inc. *	3,772,434
263,726	Roivant Sciences Ltd. *(a)	3,080,320
34,150	Sarepta Therapeutics, Inc. *	4,139,663
54,417	Select Medical Holdings Corp.	1,375,118
96,491	Simply Good Foods Co. *	3,330,869
41,700	SpartanNash Co.	917,400
74,000	Sprouts Farmers Market, Inc. *	3,167,200
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
69,890	TransUnion	5,017,403
25,379	United Therapeutics Corp. *	5,732,355
14,100	Universal Health Services, Inc. Class B	1,772,793
61,200	Upbound Group, Inc.	1,802,340
35,750	Vaxcyte, Inc. *	1,822,535
72,044	Ventyx Biosciences, Inc. *	2,502,088
65,751	Vericel Corp. *	2,203,974
58,460	Viad Corp. *	1,531,652
198,700	Viatris, Inc.	1,959,182
64,991	WEX, Inc. *	12,224,157
212,966	WillScot Mobile Mini Holdings Corp. *	8,857,256
64,782	Xencor, Inc. *	1,305,357
		342,474,839
	Energy — 5.3%
37,200	APA Corp.	1,528,920
53,211	California Resources Corp.	2,980,348
215,148	ChampionX Corp.	7,663,572
17,815	Chesapeake Energy Corp. (a)	1,536,187
21,309	Chord Energy Corp.	3,453,550
18,100	Civitas Resources, Inc. (a)	1,463,747
90,689	Expro Group Holdings NV *	2,106,705
115,918	HF Sinclair Corp.	6,599,212
297,028	Magnolia Oil & Gas Corp. Class A	6,804,912
206,700	Marathon Oil Corp.	5,529,225
115,602	Matador Resources Co.	6,876,007
178,238	NOV, Inc.	3,725,174
187,544	Ovintiv, Inc.	8,921,468
64,200	PBF Energy, Inc. Class A	3,436,626
665,838	Permian Resources Corp. (a)	9,295,099
148,102	ProPetro Holding Corp. *	1,574,324
128,717	SM Energy Co.	5,103,629
10,298	Vitesse Energy, Inc.	235,721
		78,834,426
	Financial — 15.7%
52,589	Agree Realty Corp. REIT	2,905,016
61,500	Ally Financial, Inc.	1,640,820
81,800	American Assets Trust, Inc. REIT	1,591,010
12,070	American Equity Investment Life Holding Co. *	647,435
6,700	American Financial Group, Inc.	748,189
96,668	Americold Realty Trust, Inc. REIT	2,939,674
44,750	Annaly Capital Management, Inc. REIT	841,748
112,800	Apple Hospitality REIT, Inc. REIT	1,730,352
84,400	Ares Capital Corp.	1,643,268
97,500	Associated Banc-Corp.	1,668,225
97,654	Atlantic Union Bankshares Corp.	2,810,482
104,134	Axis Capital Holdings Ltd.	5,870,034
55,745	Axos Financial, Inc. *	2,110,506

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
35,400	Bank of NT Butterfield & Son Ltd.	958,632
334,363	Blue Owl Capital, Inc. (a)	4,333,344
373,616	Braemar Hotels & Resorts, Inc. REIT	1,034,916
177,700	Brandywine Realty Trust REIT	806,758
80,900	Brixmor Property Group, Inc. REIT	1,681,102
6,897	C&F Financial Corp.	369,679
300,432	Cannae Holdings, Inc. *	5,600,053
47,500	Cathay General Bancorp	1,651,100
99,300	Chimera Investment Corp. REIT(a)	542,178
50,200	Citizens Financial Group, Inc.	1,345,360
154,000	City Office REIT, Inc. REIT	654,500
66,267	CNA Financial Corp.	2,607,606
157,800	CNO Financial Group, Inc.	3,744,594
36,200	Comerica, Inc.	1,504,110
166,849	Easterly Government Properties, Inc. REIT(a)	1,907,084
20,958	EastGroup Properties, Inc. REIT	3,490,136
71,700	EPR Properties REIT	2,978,418
54,100	Equitable Holdings, Inc.	1,535,899
31,600	Essent Group Ltd.	1,494,364
127,366	Fidelity National Financial, Inc.	5,260,216
81,100	Fifth Third Bancorp	2,054,263
35,500	Financial Institutions, Inc.	597,465
22,600	First American Financial Corp.	1,276,674
78,400	First Busey Corp.	1,506,848
111,700	First Commonwealth Financial Corp.	1,363,857
134,300	FNB Corp.	1,449,097
209,166	Franklin Street Properties Corp. REIT	386,957
150,381	FS KKR Capital Corp.	2,961,002
825,810	Genworth Financial, Inc. Class A*	4,839,247
65,056	Glacier Bancorp, Inc.	1,854,096
123,600	Global Net Lease, Inc. REIT	1,187,796
46,208	Hamilton Lane, Inc. Class A	4,179,052
38,500	Hancock Whitney Corp.	1,424,115
79,956	Hanmi Financial Corp.	1,297,686
32,800	Heritage Insurance Holdings, Inc. *	212,872
138,200	Hope Bancorp, Inc.	1,223,070
86,500	Horizon Bancorp, Inc.	923,820
102,000	Host Hotels & Resorts, Inc. REIT	1,639,140
85,700	Independent Bank Corp.	1,571,738
64,000	Industrial Logistics Properties Trust REIT	184,960
159,800	KeyCorp	1,719,448
31,092	Kinsale Capital Group, Inc.	12,876,130
71,600	Kite Realty Group Trust REIT	1,533,672
37,700	Lincoln National Corp.	930,813
19,033	LPL Financial Holdings, Inc.	4,523,192
11,891	McGrath RentCorp	1,191,954
176,200	MGIC Investment Corp.	2,940,778
61,329	National Storage Affiliates Trust REIT	1,946,582
139,500	Navient Corp.	2,402,190
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
199,800	New Mountain Finance Corp. (a)	2,587,410
317,656	New York Community Bancorp, Inc.	3,602,219
253,266	Newmark Group, Inc. Class A	1,628,500
81,303	NMI Holdings, Inc. Class A*	2,202,498
57,200	Oaktree Specialty Lending Corp.	1,150,864
81,808	OceanFirst Financial Corp.	1,183,762
55,083	Office Properties Income Trust REIT	225,840
74,300	OFG Bancorp	2,218,598
35,700	Omega Healthcare Investors, Inc. REIT	1,183,812
26,400	OneMain Holdings, Inc.	1,058,376
178,474	Physicians Realty Trust REIT	2,175,598
195,700	Piedmont Office Realty Trust, Inc. REIT Class A	1,099,834
65,091	Pinnacle Financial Partners, Inc.	4,363,701
30,973	Piper Sandler Cos.	4,500,687
25,500	Popular, Inc.	1,606,755
205,927	Radian Group, Inc.	5,170,827
156,700	Redwood Trust, Inc. REIT(a)	1,117,271
90,400	Regions Financial Corp.	1,554,880
28,404	Reinsurance Group of America, Inc.	4,123,977
117,600	Sabra Health Care, Inc. REIT	1,639,344
33,500	Sandy Spring Bancorp, Inc.	717,905
153,100	Service Properties Trust REIT	1,177,339
86,818	StepStone Group, Inc. Class A	2,741,712
49,325	Stifel Financial Corp.	3,030,528
251,509	Summit Hotel Properties, Inc. REIT	1,458,752
70,163	Sun Communities, Inc. REIT	8,303,089
56,200	Synchrony Financial	1,718,034
66,500	Tanger Factory Outlet Centers, Inc. REIT	1,502,900
47,367	Tradeweb Markets, Inc. Class A	3,798,833
172,600	Uniti Group, Inc. REIT	814,672
20,100	Universal Insurance Holdings, Inc.	281,802
77,500	Unum Group	3,812,225
154,900	Valley National Bancorp	1,325,944
81,700	Veritex Holdings, Inc.	1,466,515
48,700	Victory Capital Holdings, Inc. Class A	1,623,658
86,229	Voya Financial, Inc.	5,729,917
129,900	Western Union Co.	1,712,082
6,243	White Mountains Insurance Group Ltd.	9,337,593
43,943	Wintrust Financial Corp.	3,317,697
77,100	Zions Bancorp NA	2,690,019
		233,801,291
	Government — 0.1%
68,600	Banco Latinoamericano de Comercio Exterior SA	1,454,320
	Industrial — 19.3%
10,900	Acuity Brands, Inc.	1,856,379
41,729	Advanced Energy Industries, Inc.	4,303,094
38,100	AGCO Corp.	4,506,468

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
427,854	Air Transport Services Group, Inc. *	8,929,313
42,100	Apogee Enterprises, Inc.	1,982,068
19,691	AptarGroup, Inc.	2,462,163
18,100	ArcBest Corp.	1,839,865
67,726	Argan, Inc.	3,082,888
60,615	Armstrong World Industries, Inc.	4,364,280
26,450	Arrow Electronics, Inc. *	3,312,598
122,646	Atkore, Inc. *	18,297,557
47,548	Axon Enterprise, Inc. *	9,461,577
127,408	AZEK Co., Inc. *	3,789,114
51,800	Berry Global Group, Inc.	3,206,938
21,600	Boise Cascade Co.	2,225,664
71,860	Builders FirstSource, Inc. *	8,945,851
30,728	BWX Technologies, Inc.	2,303,985
15,350	Chart Industries, Inc. *(a)	2,595,992
94,245	Cognex Corp.	3,999,758
76,142	Columbus McKinnon Corp.	2,658,117
30,330	Comfort Systems USA, Inc.	5,168,535
36,500	Covenant Logistics Group, Inc.	1,600,525
33,597	Eagle Materials, Inc.	5,594,572
17,100	Encore Wire Corp.	3,120,066
39,576	Exponent, Inc.	3,387,706
66,073	Federal Signal Corp.	3,946,540
115,100	Flex Ltd. *	3,105,398
21,223	Forward Air Corp.	1,458,869
210,610	Gates Industrial Corp. PLC *	2,445,182
51,289	Gibraltar Industries, Inc. *	3,462,520
27,600	Greif, Inc. Class A	1,843,956
25,394	HEICO Corp.	4,112,050
196,021	Hexcel Corp.	12,768,808
30,060	Hillenbrand, Inc.	1,271,839
19,728	Hubbell, Inc.	6,182,952
6,400	Huntington Ingalls Industries, Inc.	1,309,312
44,620	IDEX Corp.	9,281,852
31,494	Ingersoll Rand, Inc.	2,006,798
38,488	ITT, Inc.	3,768,360
45,500	Jabil, Inc.	5,773,495
57,773	Lincoln Electric Holdings, Inc.	10,502,554
31,582	MasTec, Inc. *	2,272,957
142,787	MDU Resources Group, Inc.	2,795,769
20,104	Middleby Corp. *	2,573,312
27,700	Modine Manufacturing Co. *	1,267,275
14,700	Mohawk Industries, Inc. *	1,261,407
15,000	Moog, Inc. Class A	1,694,400
32,400	Mueller Industries, Inc.	2,435,184
23,274	Nordson Corp.	5,194,059
64,000	O-I Glass, Inc. *	1,070,720
28,400	Owens Corning	3,874,044
10,190	Plexus Corp. *	947,466
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
48,700	Primoris Services Corp.	1,593,951
37,525	RBC Bearings, Inc. *	8,785,728
27,400	Ryder System, Inc.	2,930,430
40,300	Ryerson Holding Corp.	1,172,327
15,600	Saia, Inc. *	6,218,940
28,600	Sanmina Corp. *	1,552,408
108,208	Schneider National, Inc. Class B	2,996,280
10,700	Snap-on, Inc.	2,729,142
59,592	Summit Materials, Inc. Class A*	1,855,695
88,257	TD SYNNEX Corp.	8,813,344
31,551	Tetra Tech, Inc.	4,796,699
66,700	Textron, Inc.	5,211,938
18,700	Timken Co.	1,374,263
41,175	Toro Co.	3,421,642
55,697	TriMas Corp.	1,379,058
62,531	Trimble, Inc. *	3,367,920
65,579	Universal Logistics Holdings, Inc.	1,651,279
88,920	Vertiv Holdings Co.	3,307,824
88,500	Vishay Intertechnology, Inc.	2,187,720
200,224	Vontier Corp.	6,190,926
58,900	Westrock Co.	2,108,620
131,645	World Kinect Corp.	2,952,797
		288,221,082
	Technology — 10.1%
173,899	ACI Worldwide, Inc. *	3,923,161
58,746	Allegro MicroSystems, Inc. *	1,876,347
17,600	Amdocs Ltd.	1,487,024
136,400	Amkor Technology, Inc.	3,082,640
17,907	Axcelis Technologies, Inc. *	2,919,736
131,086	Box, Inc. Class A*	3,173,592
218,540	CCC Intelligent Solutions Holdings, Inc. *	2,917,509
61,400	Clearwater Analytics Holdings, Inc. Class A*	1,187,476
29,500	CSG Systems International, Inc.	1,508,040
58,282	CyberArk Software Ltd. *	9,544,843
16,500	Diodes, Inc. *	1,300,860
22,700	Donnelley Financial Solutions, Inc. *	1,277,556
85,869	DoubleVerify Holdings, Inc. *	2,400,039
45,300	Dropbox, Inc. Class A*	1,233,519
52,506	DXC Technology Co. *	1,093,700
82,860	Dynatrace, Inc. *	3,872,048
20,400	Ebix, Inc. (a)	201,552
49,465	Entegris, Inc.	4,645,258
91,069	Evolent Health, Inc. Class A*	2,479,809
116,230	Genpact Ltd.	4,207,526
25,396	Globant SA *	5,024,599
48,169	Impinj, Inc. *	2,650,740
20,199	IPG Photonics Corp. *	2,051,006
86,122	KBR, Inc.	5,076,031

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
39,440	MACOM Technology Solutions Holdings, Inc. *	3,217,515
36,939	Manhattan Associates, Inc. *	7,301,363
6,627	Monolithic Power Systems, Inc.	3,061,674
218,981	NCR Corp. *	5,905,918
36,371	Nova Ltd. *(a)	4,089,555
62,087	Parsons Corp. *	3,374,428
78,100	Photronics, Inc. *	1,578,401
124,900	Playtika Holding Corp. *	1,202,787
47,881	Power Integrations, Inc.	3,653,799
99,631	PowerSchool Holdings, Inc. Class A*	2,257,638
82,856	Privia Health Group, Inc. *	1,905,688
29,590	PTC, Inc. *	4,192,311
195,819	Pure Storage, Inc. Class A*	6,975,073
48,492	Rapid7, Inc. *	2,219,964
50,474	Silicon Laboratories, Inc. *	5,849,432
20,500	Skyworks Solutions, Inc.	2,021,095
47,700	SMART Global Holdings, Inc. *	1,161,495
77,500	Smartsheet, Inc. Class A*	3,135,650
116,170	Tenable Holdings, Inc. *	5,204,416
10,432	Tyler Technologies, Inc. *	4,028,213
63,820	Verra Mobility Corp. *	1,193,434
37,544	Workiva, Inc. *	3,804,709
107,700	Xerox Holdings Corp.	1,689,813
13,524	Zebra Technologies Corp. Class A*	3,198,832
		151,357,814
	Utilities — 1.9%
37,517	IDACORP, Inc.	3,513,467
24,700	National Fuel Gas Co.	1,282,177
78,833	Northwestern Energy Group, Inc.	3,788,714
39,200	NRG Energy, Inc.	1,509,984
26,638	PNM Resources, Inc.	1,188,321
63,047	Portland General Electric Co.	2,552,143
62,638	Southwest Gas Holdings, Inc.	3,783,962
345,091	Vistra Corp.	11,450,119
		29,068,887
	TOTAL COMMON STOCKS (COST $1,340,138,360)	1,430,414,178

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.6%
	Mutual Fund - Securities Lending Collateral — 0.6%
9,112,601	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(b)(c)	9,112,601
	TOTAL SHORT-TERM INVESTMENT (COST $9,112,601)	9,112,601
	TOTAL INVESTMENTS — 96.5% (Cost $1,349,250,961)	1,439,526,779
	Other Assets and Liabilities (net) — 3.5%	52,802,241
	NET ASSETS — 100.0%	$1,492,329,020

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
173	Russell 2000 E-mini Index	Dec 2023	$15,557,890	$(255,091)
57	S&P Mid 400 E-mini Index	Dec 2023	14,366,280	(188,519)
				$(443,610)

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.9
Futures Contracts	0.0*
Short-Term Investment	0.6
Other Assets and Liabilities (net)	3.5
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.5%
	Australia — 3.5%
220,517	AGL Energy Ltd.	1,527,111
416,900	ANZ Group Holdings Ltd.	6,904,265
36,960	Aristocrat Leisure Ltd.	974,435
2,046,501	Aurizon Holdings Ltd.	4,609,632
681,000	Bank of Queensland Ltd.(a)	2,522,829
2,436,171	Beach Energy Ltd.	2,578,579
41,130	BHP Group Ltd.	1,174,629
425,487	BlueScope Steel Ltd.	5,338,404
254,532	Brambles Ltd.	2,352,417
88,773	Coles Group Ltd.	891,496
225,700	Elders Ltd.(a)	841,954
194,900	Fortescue Metals Group Ltd.	2,631,494
1,735,937	Glencore PLC	9,956,229
1,558,600	Harvey Norman Holdings Ltd.(a)	3,892,911
1,256,900	Helia Group Ltd.	2,831,099
86,000	JB Hi-Fi Ltd.(a)	2,521,009
1,489,800	Metcash Ltd.	3,634,533
36,619	New Hope Corp. Ltd.	150,075
1,489,660	NEXTDC Ltd.*	11,912,073
72,922	Origin Energy Ltd.	413,221
78,500	Orora Ltd.(a)	139,326
810,700	Perenti Ltd.*	565,084
408,147	Qantas Airways Ltd.*	1,364,505
38,488	QBE Insurance Group Ltd.	390,239
174,358	Rio Tinto Ltd.	12,777,853
90,636	Rio Tinto PLC	5,723,776
1,011,400	Stockland REIT	2,558,809
662,097	Super Retail Group Ltd.	5,123,535
412,276	Treasury Wine Estates Ltd.	3,280,802
56,133	Viva Energy Group Ltd. 144A	108,685
222,222	Whitehaven Coal Ltd.	1,019,731
668,655	Woodside Energy Group Ltd.	15,747,254
130,193	Woolworths Group Ltd.	3,135,871
		119,593,865
	Austria — 0.4%
5,427	BAWAG Group AG 144A	249,714
20,339	Erste Group Bank AG(b)	706,743
2,891	Erste Group Bank AG(b)	100,539
145,742	OMV AG	6,993,073
9,905	Raiffeisen Bank International AG*	144,825
233,450	Wienerberger AG	5,941,851
		14,136,745
	Belgium — 0.2%
66,300	Ageas SA	2,739,716
21,907	Proximus SADP	178,548

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Belgium — continued
34,200	Solvay SA	3,796,540
		6,714,804
	Brazil — 1.2%
1,219,100	Petroleo Brasileiro SA	9,228,742
242,278	Petroleo Brasileiro SA, ADR	3,631,747
718,446	Petroleo Brasileiro SA, Preferred ADR	9,849,895
390,500	Vale SA	5,272,515
161,161	Wheaton Precious Metals Corp.	6,570,410
176,161	Yara International ASA	6,709,807
		41,263,116
	Canada — 1.9%
127,698	Agnico Eagle Mines Ltd.	5,829,527
221,400	Canadian Pacific Kansas City Ltd.(a)	16,532,947
20,100	Canadian Tire Corp. Ltd. Class A (a)	2,171,305
174,388	Franco-Nevada Corp.(a)	23,388,888
394,940	GFL Environmental, Inc.	12,543,294
22,200	Loblaw Cos. Ltd.	1,894,882
78,900	Suncor Energy, Inc.	2,725,902
		65,086,745
	China — 1.0%
1,919,500	3SBio, Inc.	1,605,333
5,072,000	Agricultural Bank of China Ltd. Class H	1,891,027
2,077,000	Bank of China Ltd. Class H	726,646
443,500	BYD Electronic International Co. Ltd.	2,021,611
15,454,000	China Construction Bank Corp. Class H	8,721,653
1,310,000	China Medical System Holdings Ltd.	1,983,771
2,316,000	China Resources Cement Holdings Ltd.	594,388
1,065,000	CMOC Group Ltd. Class H	683,996
254,500	CSC Financial Co. Ltd. Class H 144A	257,689
382,000	Guangzhou Automobile Group Co. Ltd. Class H	188,760
574,000	Hengan International Group Co. Ltd.	1,828,597
4,884,000	Industrial & Commercial Bank of China Ltd. Class H	2,351,000
370,500	Kingboard Holdings Ltd.	831,654
1,153,000	Lee & Man Paper Manufacturing Ltd.	337,132
1,346,000	Lenovo Group Ltd.	1,386,929
628,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	980,802
650,600	Sinopharm Group Co. Ltd. Class H	1,885,713
1,088,000	Xinyi Glass Holdings Ltd.	1,408,648
2,695,000	Yangzijiang Shipbuilding Holdings Ltd.	3,277,676
106,000	Zijin Mining Group Co. Ltd. Class H	162,143
		33,125,168
	Denmark — 2.6%
387	AP Moller - Maersk AS Class A	688,481
2,065	AP Moller - Maersk AS Class B	3,733,782
49,100	D/S Norden AS	2,739,706
181,400	Danske Bank AS	4,232,890
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
71,900	DFDS AS	2,380,605
91,176	Jyske Bank AS*	6,695,285
56,648	Novo Nordisk AS, ADR	5,151,569
531,088	Novo Nordisk AS Class B	48,552,869
106,679	Novozymes AS Class B	4,312,175
47,900	Pandora AS	4,975,528
65,800	Sydbank AS	3,140,896
		86,603,786
	Finland — 0.9%
70,543	Konecranes Oyj	2,349,666
886,600	Nokia Oyj	3,349,238
1,482,082	Nordea Bank Abp(b)	16,386,636
444,650	Nordea Bank Abp(b)	4,901,691
14,865	Nordea Bank Abp(b)	163,377
84,600	TietoEVRY Oyj	1,907,846
108,800	Valmet Oyj(a)	2,495,059
		31,553,513
	France — 9.2%
96,003	Air Liquide SA	16,246,646
87,930	Airbus SE	11,821,316
32,000	Arkema SA	3,169,813
120,900	AXA SA	3,607,121
302,889	BNP Paribas SA	19,378,919
158,600	Bouygues SA	5,564,795
57,663	Capgemini SE	10,122,207
297,473	Carrefour SA	5,128,953
98,400	Cie de Saint-Gobain SA	5,925,816
120,400	Cie Generale des Etablissements Michelin SCA	3,705,655
456,200	Credit Agricole SA	5,647,257
156,318	Dassault Systemes SE	5,841,382
199,190	Edenred SE	12,501,703
110,407	Engie SA	1,698,461
104,147	EssilorLuxottica SA	18,211,473
52,300	Ipsen SA	6,877,280
48,500	IPSOS SA	2,235,752
208,701	Legrand SA	19,289,999
18,066	L'Oreal SA	7,520,885
22,691	LVMH Moet Hennessy Louis Vuitton SE	17,210,863
125,400	Metropole Television SA	1,590,552
36,500	Nexity SA(a)	539,862
1,822,824	Orange SA	20,958,877
79,553	Pernod Ricard SA	13,295,191
35,500	Quadient SA	717,886
220,900	Rexel SA	4,981,599
44,300	Societe BIC SA	2,929,069
96,500	Societe Generale SA	2,354,493
18,000	Sopra Steria Group SACA	3,733,364

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	France — continued
219,200	Television Francaise 1 SA(a)	1,681,405
1,138,354	TotalEnergies SE	75,098,027
25,865	TotalEnergies SE, ADR	1,700,882
		311,287,503
	Georgia — 0.1%
45,361	Bank of Georgia Group PLC	2,042,982
	Germany — 8.4%
35,061	adidas AG(a)	6,185,074
38,045	Allianz SE	9,091,229
38,500	Aurubis AG	2,859,038
338,541	Bayer AG	16,290,657
284,258	Bayerische Motoren Werke AG	29,006,348
91,684	Beiersdorf AG	11,857,154
6,807	Continental AG	481,133
84,800	Daimler Truck Holding AG	2,946,645
220,815	Deutsche Bank AG(b)	2,443,083
115,553	Deutsche Bank AG(b)	1,269,928
94,204	Deutsche Boerse AG	16,327,191
355,244	Deutsche Lufthansa AG*	2,823,116
171,100	Deutsche Pfandbriefbank AG	1,219,154
180,700	Deutsche Post AG	7,372,367
359,844	Deutsche Telekom AG	7,569,407
962,174	E.ON SE	11,409,460
57,600	Evonik Industries AG	1,056,548
16,677	Fresenius Medical Care AG & Co. KGaA	721,103
303,548	Fresenius SE & Co. KGaA	9,467,898
159,207	GEA Group AG	5,892,872
17,022	Heidelberg Materials AG	1,324,981
32,891	Henkel AG & Co. KGaA	2,079,650
433,420	Infineon Technologies AG	14,388,290
79,755	Knorr-Bremse AG	5,081,636
44,218	LEG Immobilien SE*	3,058,945
410,062	Mercedes-Benz Group AG	28,606,352
5,987	MTU Aero Engines AG	1,088,678
6,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,461,943
3,550	Rheinmetall AG	916,713
401,195	SAP SE	52,169,665
51,042	SAP SE, ADR	6,600,751
60,206	Symrise AG Class A	5,757,277
189,218	TAG Immobilien AG*	1,989,723
42,000	Talanx AG	2,668,050
106,800	United Internet AG	2,290,889
599	Volkswagen AG	79,084
195,486	Vonovia SE	4,721,004
57,694	Zalando SE*	1,290,695
		282,863,731
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Greece — 0.0%
31,942	Mytilineos SA	1,179,593
	Hong Kong — 0.6%
1,508,200	AIA Group Ltd.	12,295,763
15,600	ASMPT Ltd.	139,630
9,510,000	Tongda Group Holdings Ltd.*	91,070
1,834,000	United Laboratories International Holdings Ltd.	1,856,984
9,820,000	WH Group Ltd. 144A	5,153,342
		19,536,789
	Hungary — 0.1%
314,700	MOL Hungarian Oil & Gas PLC	2,397,293
95,800	Richter Gedeon Nyrt	2,328,547
		4,725,840
	India — 0.4%
662,030	HDFC Bank Ltd.	12,164,538
1,172,100	Redington Ltd.	2,180,717
		14,345,255
	Indonesia — 0.0%
7,888,300	Golden Agri-Resources Ltd.	1,531,540
	Ireland — 1.3%
3,301,520	AIB Group PLC	14,890,764
1,148,842	Bank of Ireland Group PLC	11,299,766
141,970	Kerry Group PLC Class A	11,901,604
74,651	Ryanair Holdings PLC, ADR*	7,256,824
		45,348,958
	Israel — 0.5%
209,233	Bank Hapoalim BM	1,862,597
316,972	Bank Leumi Le-Israel BM	2,623,532
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	178,656
23,882	Check Point Software Technologies Ltd.*	3,182,993
1,421	First International Bank Of Israel Ltd.	61,065
42,386	ICL Group Ltd.	234,587
233	Israel Corp. Ltd.*	59,416
249,942	Israel Discount Bank Ltd. Class A	1,351,801
47,772	Mizrahi Tefahot Bank Ltd.	1,732,943
12,765	Nice Ltd., ADR*	2,170,050
210,300	Teva Pharmaceutical Industries Ltd.*	2,133,935
		15,591,575
	Italy — 3.4%
2,608,300	A2A SpA	4,655,953
125,182	Assicurazioni Generali SpA	2,566,568
64,593	Azimut Holding SpA	1,414,261
121,310	Banca Mediolanum SpA	1,040,596
27,085	Banca Popolare di Sondrio SpA	139,825

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
92,178	Banco BPM SpA	442,586
65,697	BPER Banca	201,506
170,817	Coca-Cola HBC AG	4,688,954
1,632,873	Eni SpA	26,374,639
7,282	Eni SpA, ADR	232,442
53,800	Ferrari NV	15,931,922
4,817,992	Intesa Sanpaolo SpA	12,446,560
135,241	Iveco Group NV*	1,268,918
902,006	Leonardo SpA	13,045,285
376,604	Mediobanca Banca di Credito Finanziario SpA(a)	4,996,081
3,369,800	MFE-MediaForEurope NV Class A	1,426,397
501,000	Pirelli & C SpA	2,419,308
262,370	Poste Italiane SpA 144A	2,768,953
574,748	UniCredit SpA	13,831,534
729,363	Unipol Gruppo SpA	3,955,276
957,500	UnipolSai Assicurazioni SpA(a)	2,317,440
		116,165,004
	Japan — 22.2%
40,500	Aeon Co. Ltd.	804,029
2,500	AEON REIT Investment Corp. REIT	2,454,347
247,000	AGC, Inc.	8,679,967
37,100	Air Water, Inc.	463,175
41,500	Aisin Corp.(a)	1,571,285
52,000	Alpen Co. Ltd.(a)	673,935
133,800	Amada Co. Ltd.(a)	1,348,984
82,400	Amano Corp.	1,812,275
67,900	ASKA Pharmaceutical Holdings Co. Ltd.	771,710
343,400	Astellas Pharma, Inc.	4,772,736
388,500	BayCurrent Consulting, Inc.	13,012,049
163,300	Brother Industries Ltd.	2,635,671
272,200	Canon, Inc.(a)	6,575,849
815,594	Chiba Bank Ltd.	5,943,766
397,100	Chubu Electric Power Co., Inc.	5,074,684
21,300	Chudenko Corp.	344,711
353,900	Citizen Watch Co. Ltd.(a)	2,181,860
8,700	Coca-Cola Bottlers Japan Holdings, Inc.	114,620
261,600	Credit Saison Co. Ltd.	4,155,623
515,400	Daicel Corp.	4,320,760
354,500	Dai-ichi Life Holdings, Inc.	7,357,256
118,900	Daiwa House Industry Co. Ltd.	3,199,085
310,500	Daiwa Securities Group, Inc.(a)	1,795,896
57,200	Disco Corp.	10,571,794
52,800	Eagle Industry Co. Ltd.	599,385
275,800	EDION Corp.(a)	2,731,663
99,200	Electric Power Development Co. Ltd.	1,607,409
1,251,100	ENEOS Holdings, Inc.	4,945,712
16,200	Enplas Corp.	1,136,633
116,000	Ezaki Glico Co. Ltd.	3,191,020
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
71,400	Fast Retailing Co. Ltd.	15,593,406
286,000	FUJIFILM Holdings Corp.	16,593,654
582,300	Fujikura Ltd.(a)	4,688,447
39,400	Fujitsu Ltd.(a)	4,646,943
94,000	Fukuoka Financial Group, Inc.	2,254,488
87,100	Furukawa Co. Ltd.	980,586
28,700	Futaba Industrial Co. Ltd.	147,130
354,794	Hachijuni Bank Ltd.(a)	1,961,264
326,100	Hazama Ando Corp.	2,550,234
77,300	Hirose Electric Co. Ltd.	8,971,928
110,000	Hitachi Ltd.	6,836,991
132,800	Hokkaido Electric Power Co., Inc.	580,413
3,476,400	Honda Motor Co. Ltd.	39,184,485
57,700	Horiba Ltd.	3,129,662
60,600	Ichinen Holdings Co. Ltd.	583,563
12,800	Idemitsu Kosan Co. Ltd.	294,900
477,000	Inpex Corp.	7,211,339
338,100	Isuzu Motors Ltd.(a)	4,260,660
281,800	ITOCHU Corp.	10,208,818
2,800	Iwatani Corp.	141,384
41,500	Jaccs Co. Ltd.(a)	1,435,014
46,400	Japan Aviation Electronics Industry Ltd.(a)	925,668
108,700	Japan Petroleum Exploration Co. Ltd.	4,101,062
804,700	Japan Post Holdings Co. Ltd.	6,457,552
267,800	Japan Post Insurance Co. Ltd.	4,523,303
32,100	JFE Holdings, Inc.	471,309
13,400	JTEKT Corp.	126,704
12,500	Kaken Pharmaceutical Co. Ltd.	293,181
106,500	Kamigumi Co. Ltd.(a)	2,198,157
278,400	Kandenko Co. Ltd.	2,568,985
67,300	Kaneka Corp.(a)	1,750,770
282,500	Kanematsu Corp.	3,914,961
45,200	Kansai Electric Power Co., Inc.	629,271
44,300	Kansai Paint Co. Ltd.	634,554
23,700	Kato Sangyo Co. Ltd.	631,312
404,100	Kawasaki Heavy Industries Ltd.(a)	9,802,928
12,400	Kawasaki Kisen Kaisha Ltd.	424,122
142,200	KDDI Corp.	4,361,531
38,800	Keyence Corp.	14,430,558
255,900	Kirin Holdings Co. Ltd.	3,589,202
257,700	Kobe Bussan Co. Ltd.	6,054,590
56,900	Kobe Steel Ltd.(a)	743,160
76,200	Kohnan Shoji Co. Ltd.	1,991,489
184,500	Komatsu Ltd.	4,998,717
17,786	Kose Corp.	1,293,798
343,600	K's Holdings Corp.(a)	3,159,117
35,700	KYB Corp.	1,156,706
132,700	Kyocera Corp.	6,746,825
233,200	Lion Corp.(a)	2,306,605

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
3,100	Macnica Holdings, Inc.	146,041
532,400	Marubeni Corp.	8,320,032
63,400	Maxell Ltd.	710,794
35,000	Mazda Motor Corp.	397,906
1,092,900	Mebuki Financial Group, Inc.	3,029,873
111,100	Medipal Holdings Corp.	1,881,757
513,900	Mitsubishi Chemical Group Corp.	3,246,464
204,300	Mitsubishi Corp.	9,758,756
1,211,300	Mitsubishi Electric Corp.	15,008,837
196,500	Mitsubishi Gas Chemical Co., Inc.(a)	2,650,067
682,200	Mitsubishi HC Capital, Inc.	4,553,334
89,500	Mitsubishi Heavy Industries Ltd.	5,005,643
38,500	Mitsubishi Motors Corp.(a)	168,061
1,183,300	Mitsubishi UFJ Financial Group, Inc.	10,058,744
264,500	Mitsui & Co. Ltd.	9,612,220
92,400	Mitsui Chemicals, Inc.	2,400,635
286,200	Mitsui OSK Lines Ltd.(a)	7,882,607
39,200	MIXI, Inc.(a)	622,839
558,000	Mizuho Financial Group, Inc.(a)	9,501,612
91,200	Mizuho Leasing Co. Ltd.	3,000,784
30,600	Mochida Pharmaceutical Co. Ltd.	683,873
131,000	MS&AD Insurance Group Holdings, Inc.(a)	4,823,890
280,800	Murata Manufacturing Co. Ltd.	5,144,629
16,100	Nachi-Fujikoshi Corp.	433,721
5,800	Nagase & Co. Ltd.	91,358
27,300	NEC Corp.	1,511,310
111,900	NGK Insulators Ltd.	1,486,251
11,800	NHK Spring Co. Ltd.	90,462
12,400	NIPPON EXPRESS HOLDINGS, Inc.	648,398
49,200	Nippon Gas Co. Ltd.	730,623
1,700	Nippon Sanso Holdings Corp.	40,385
126,900	Nippon Soda Co. Ltd.	4,677,165
324,100	Nippon Steel Corp.(a)	7,612,468
7,993,900	Nippon Telegraph & Telephone Corp.	9,460,364
130,000	Nishio Holdings Co. Ltd.(a)	3,075,222
151,400	Nissan Motor Co. Ltd.	669,924
12,500	Nissin Foods Holdings Co. Ltd.	1,040,794
20,600	Niterra Co. Ltd.	467,150
76,900	Nitto Denko Corp.(a)	5,054,349
1,373,800	Nomura Holdings, Inc.	5,515,454
268,700	Nomura Research Institute Ltd.	7,009,878
544,041	North Pacific Bank Ltd.(a)	1,316,125
11,000	NS Solutions Corp.	313,654
61,800	NSK Ltd.	348,374
76,800	Obayashi Corp.	677,549
9,700	Obic Co. Ltd.	1,474,582
167,800	Ono Pharmaceutical Co. Ltd.	3,224,999
594,400	ORIX Corp.	11,125,208
169,800	Osaka Gas Co. Ltd.	2,801,458
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
72,000	Otsuka Holdings Co. Ltd.	2,563,485
455,600	Pan Pacific International Holdings Corp.	9,580,652
151,800	Panasonic Holdings Corp.	1,711,024
30,200	Prima Meat Packers Ltd.	496,436
68,900	Renesas Electronics Corp.*	1,055,259
209,500	Rengo Co. Ltd.	1,440,422
2,795,200	Resona Holdings, Inc.	15,515,257
160,500	Ricoh Co. Ltd.	1,388,006
466,900	Rohto Pharmaceutical Co. Ltd.	12,687,415
2,500	Sankyo Co. Ltd.	114,827
53,700	Sankyu, Inc.	1,860,832
145,900	Santen Pharmaceutical Co. Ltd.	1,342,896
8,400	Sanyo Chemical Industries Ltd.	230,511
40,100	Sawai Group Holdings Co. Ltd.	1,230,208
60,700	Sega Sammy Holdings, Inc.	1,122,274
165,600	Seiko Epson Corp.(a)	2,607,319
145,900	Seino Holdings Co. Ltd.(a)	2,048,809
110,600	Sekisui Chemical Co. Ltd.	1,595,723
45,900	Seven & i Holdings Co. Ltd.	1,800,935
390,600	Shimadzu Corp.	10,396,805
97,500	Shimizu Corp.	679,184
86,300	Shionogi & Co. Ltd.	3,866,656
378,600	SKY Perfect JSAT Holdings, Inc.	1,773,439
19,600	SMC Corp.	8,797,507
2,900	Socionext, Inc.	287,231
345,840	Sojitz Corp.(a)	7,597,008
109,400	Sompo Holdings, Inc.(a)	4,716,168
185,600	Subaru Corp.	3,614,365
466,200	SUMCO Corp.	6,088,952
19,600	Sumitomo Bakelite Co. Ltd.	856,765
93,000	Sumitomo Chemical Co. Ltd.	253,651
252,400	Sumitomo Corp.(a)	5,047,154
168,600	Sumitomo Electric Industries Ltd.	2,035,402
183,800	Sumitomo Forestry Co. Ltd.	4,687,839
175,500	Sumitomo Heavy Industries Ltd.	4,459,682
171,300	Sumitomo Mitsui Financial Group, Inc.	8,433,849
146,200	Sumitomo Mitsui Trust Holdings, Inc.(a)	5,516,852
330,400	Sumitomo Rubber Industries Ltd.	3,655,489
24,400	Sumitomo Seika Chemicals Co. Ltd.(a)	740,707
4,200	Suzuken Co. Ltd.	130,144
66,800	Suzuki Motor Corp.	2,693,039
89,200	Taisei Corp.	3,144,789
14,000	Takara Standard Co. Ltd.(a)	173,845
8,000	Takashimaya Co. Ltd.	117,299
231,900	Takeda Pharmaceutical Co. Ltd.	7,212,249
107,525	Takeda Pharmaceutical Co. Ltd., ADR	1,663,412
373,400	Teijin Ltd.	3,635,786
496,500	Terumo Corp.	13,185,656
29,900	Tohoku Electric Power Co., Inc.	193,877

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
71,000	Tokio Marine Holdings, Inc.	1,648,618
178,300	Tokuyama Corp.	2,807,874
1,812,700	Tokyo Electric Power Co. Holdings, Inc.*	8,124,200
70,500	Tokyo Electron Ltd.	9,656,693
308,400	Tokyo Gas Co. Ltd.	7,008,105
32,100	Tokyo Seimitsu Co. Ltd.	1,611,184
34,300	TOPPAN, Inc.	821,729
113,400	Toray Industries, Inc.	591,223
51,500	Tosoh Corp.	661,933
48,700	Towa Pharmaceutical Co. Ltd.	927,168
51,400	Toyo Ink SC Holdings Co. Ltd.	805,315
224,400	Toyo Suisan Kaisha Ltd.	8,819,608
5,500	Toyota Boshoku Corp.	100,472
13,000	Toyota Tsusho Corp.	766,192
70,500	Trend Micro, Inc.	2,677,795
251,500	TS Tech Co. Ltd.(a)	2,858,395
16,600	Tsubakimoto Chain Co.	431,061
10,500	UACJ Corp.	220,942
126,300	UBE Corp.	2,134,129
25,700	Valor Holdings Co. Ltd.	376,652
26,900	Warabeya Nichiyo Holdings Co. Ltd.	509,428
8,400	Yakult Honsha Co. Ltd.	204,505
233,500	Yamaha Motor Co. Ltd.	6,151,037
36,200	Yamaichi Electronics Co. Ltd.	417,734
257,100	Yokogawa Electric Corp.	4,976,601
192,600	Yokohama Rubber Co. Ltd.	4,016,560
		752,268,202
	Malaysia — 0.1%
1,152,700	Tenaga Nasional Bhd	2,452,579
	Malta — 0.0%
14,746	Kindred Group PLC, SDR	135,567
	Netherlands — 4.5%
287,500	ABN AMRO Bank NV CVA, GDR	4,091,010
666,700	Aegon NV	3,234,290
52,073	ASML Holding NV	30,824,464
11,412	ASML Holding NV, ADR NYRS	6,717,788
90,862	Euronext NV	6,349,210
11,954	Heineken Holding NV	903,660
486,594	ING Groep NV	6,465,527
245,500	Koninklijke Ahold Delhaize NV	7,413,008
232,391	NN Group NV(a)	7,489,579
39,200	Randstad NV	2,173,927
512,150	Shell PLC(a)(b)	16,540,995
1,160,192	Shell PLC(b)	36,902,835
180,443	Shell PLC, ADR	11,616,920
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
103,585	Wolters Kluwer NV	12,573,737
		153,296,950
	Norway — 0.8%
34,246	Aker BP ASA	952,632
100,400	Austevoll Seafood ASA	710,009
172,500	DNB Bank ASA	3,495,115
113,576	Equinor ASA	3,748,029
29,191	Equinor ASA, ADR	957,173
20,143	Kongsberg Gruppen ASA	835,186
196,900	Mowi ASA	3,507,464
377,400	Orkla ASA	2,836,658
241,920	Seadrill Ltd.*	10,835,597
1,129	Telenor ASA	12,891
		27,890,754
	Portugal — 0.2%
290,426	Banco Comercial Portugues SA Class R *	80,070
370,437	Galp Energia SGPS SA	5,506,491
1,891,900	Sonae SGPS SA	1,842,805
		7,429,366
	Russia — 0.0%
3,792,080	Gazprom PJSC*(c)(d)(e)	90,140
113,778	LUKOIL PJSC(c)(d)(e)	58,055
8,430	MMC Norilsk Nickel PJSC*(c)(d)(e)	17,275
18,119	Novatek PJSC(c)(d)(e)	2,283
169,349	Rosneft Oil Co. PJSC(c)(d)(e)	5,205
1,092,670	Sberbank of Russia PJSC(c)(d)(e)	14,554
296,674	Tatneft PJSC(c)(d)(e)	11,186
		198,698
	Singapore — 0.3%
390,100	Genting Singapore Ltd.	241,508
16,364	Hafnia Ltd.	102,344
90,700	Jardine Cycle & Carriage Ltd.	2,121,804
47,400	STMicroelectronics NV	2,056,822
259,300	United Overseas Bank Ltd.	5,414,353
		9,936,831
	South Africa — 0.3%
17,400	Anglo American Platinum Ltd.	652,022
288,668	Anglo American PLC	7,982,118
1,003,000	Old Mutual Ltd.(a)	632,917
100,077	Tiger Brands Ltd.(a)	815,144
		10,082,201
	South Korea — 1.1%
80,100	Doosan Bobcat, Inc.	3,027,346
1,496	Hyundai Mobis Co. Ltd.	266,628

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
17,844	Hyundai Motor Co.	2,527,040
132,203	Kia Corp.	7,974,896
406,380	Samsung Electronics Co. Ltd.	20,599,075
72,400	SK Telecom Co. Ltd.	2,789,981
		37,184,966
	Spain — 2.5%
150,862	Amadeus IT Group SA	9,149,056
384,863	Banco Bilbao Vizcaya Argentaria SA	3,141,622
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	389,193
223,401	Banco de Sabadell SA	260,297
4,105,191	Banco Santander SA	15,727,344
102,501	Banco Santander SA, ADR	385,404
3,040,424	CaixaBank SA	12,187,320
334,597	Cellnex Telecom SA*	11,679,774
82,600	Endesa SA	1,685,652
937,324	Iberdrola SA	10,514,391
7,958	Indra Sistemas SA	115,430
1,599,120	Mapfre SA(a)	3,267,622
885,118	Repsol SA	14,590,938
		83,094,043
	Sweden — 1.5%
13,641	Betsson AB Class B *	150,922
313,973	Epiroc AB Class A	6,011,154
227,235	Essity AB Class B	4,934,071
537,896	H & M Hennes & Mauritz AB Class B (a)	7,696,960
160,371	Investor AB Class B	3,096,946
421,700	Securitas AB Class B	3,363,756
370,500	SKF AB Class B	6,211,831
293,079	Svenska Cellulosa AB SCA Class B	4,045,139
296,409	Swedbank AB Class A	5,492,087
390,400	Volvo AB Class B	8,106,832
		49,109,698
	Switzerland — 5.6%
76,200	Adecco Group AG	3,145,291
8,200	Bucher Industries AG	3,142,676
246	Chocoladefabriken Lindt & Spruengli AG	2,740,206
113,817	Cie Financiere Richemont SA Class A	13,934,744
155,048	DSM-Firmenich AG	13,153,906
9,895	Geberit AG	4,964,807
2,186	Givaudan SA	7,154,442
20,000	Helvetia Holding AG	2,807,171
244,758	Julius Baer Group Ltd.	15,748,203
18,615	Landis+Gyr Group AG	1,349,119
25,255	Lonza Group AG	11,749,593
309,460	Novartis AG	31,754,493
276,740	On Holding AG Class A *	7,698,907
34,221	Schindler Holding AG	6,845,696
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
97,842	SGS SA	8,237,638
52,484	Sika AG	13,373,437
19,500	Sulzer AG	1,868,359
17,074	Swatch Group AG	837,089
13,196	Swatch Group AG Bearer Shares	3,395,648
12,584	Swiss Life Holding AG	7,862,937
1,091,238	UBS Group AG	27,066,233
		188,830,595
	Taiwan — 1.2%
1,356,000	ASE Technology Holding Co. Ltd.	4,599,743
1,290,000	Chipbond Technology Corp.	2,725,423
1,331,000	Compeq Manufacturing Co. Ltd.	2,185,313
780,000	Hon Hai Precision Industry Co. Ltd.	2,512,972
95,000	MediaTek, Inc.	2,163,071
201,000	Novatek Microelectronics Corp.	2,633,881
576,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,332,197
155,797	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,538,759
1,659,000	United Microelectronics Corp.	2,322,975
		42,014,334
	Thailand — 0.0%
10,006,800	Quality Houses PCL Class F	615,592
	Turkey — 0.3%
338,400	BIM Birlesik Magazalar AS	3,390,789
280,700	Coca-Cola Icecek AS	4,041,302
468,860	Turkiye Garanti Bankasi AS	910,698
211,559	Turkiye Is Bankasi AS Class C	198,633
		8,541,422
	United Kingdom — 9.5%
397,907	3i Group PLC	10,067,841
146,800	Associated British Foods PLC	3,705,374
172,030	AstraZeneca PLC	23,310,998
504,900	Aviva PLC	2,402,164
513,900	B&M European Value Retail SA	3,678,138
485,400	BAE Systems PLC	5,911,514
482,200	Balfour Beatty PLC	1,889,242
4,723,107	Barclays PLC	9,162,552
558,142	Barclays PLC, ADR	4,347,926
280,200	Barratt Developments PLC	1,508,553
54,979	Bellway PLC	1,532,669
1,476,930	BP PLC	9,579,369
594,053	BP PLC, ADR	23,001,732
235,600	British American Tobacco PLC	7,410,460
1,821,700	BT Group PLC	2,594,796
2,196,700	Centrica PLC	4,141,085
759,500	CK Hutchison Holdings Ltd.	4,063,287
200,300	CNH Industrial NV	2,447,261

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
55,514	Coca-Cola Europacific Partners PLC	3,468,515
226,130	Compass Group PLC	5,520,058
529,600	Crest Nicholson Holdings PLC	1,122,802
51,773	Croda International PLC	3,105,863
690,500	Currys PLC	407,910
386,427	Diageo PLC	14,309,963
343,777	Hiscox Ltd.	4,216,949
1,654,000	HSBC Holdings PLC	13,030,357
65,190	HSBC Holdings PLC, ADR	2,572,397
579,590	IMI PLC	11,092,320
229,500	Imperial Brands PLC	4,669,536
141,162	Intertek Group PLC	7,084,780
1,537,000	J Sainsbury PLC	4,742,490
1,885,900	Kingfisher PLC	5,139,997
7,342,700	Lloyds Banking Group PLC	3,976,497
121,648	Lloyds Banking Group PLC, ADR	259,110
167,618	London Stock Exchange Group PLC	16,845,619
515,100	Man Group PLC	1,405,156
1,167,000	Marks & Spencer Group PLC*	3,370,087
2,049,564	Melrose Industries PLC	11,737,482
681,500	Mitchells & Butlers PLC*	1,879,878
5,503,097	NatWest Group PLC	15,831,505
318,096	Ocado Group PLC*	2,331,065
527,180	Paragon Banking Group PLC	3,165,771
568,456	QinetiQ Group PLC	2,211,926
332,100	Redrow PLC	2,005,645
524,446	RELX PLC(b)	17,763,119
87,667	RELX PLC(b)	2,974,799
1,545,680	Rentokil Initial PLC	11,511,906
523,712	Smith & Nephew PLC	6,539,185
43,257	Spirax-Sarco Engineering PLC	5,029,472
114,695	Standard Chartered PLC	1,061,131
14,311	Subsea 7 SA	198,240
1,350,500	Taylor Wimpey PLC	1,933,517
1,626,400	Tesco PLC	5,244,639
125,400	Vistry Group PLC	1,395,879
173,294	Vodafone Group PLC, ADR	1,642,827
		321,553,353
	United States — 9.7%
79,760	Agilent Technologies, Inc.	8,918,763
68,318	Analog Devices, Inc.	11,961,799
16,346	ANSYS, Inc.*	4,863,752
119,310	ARM Holdings PLC, ADR*	6,385,471
103,358	Bruker Corp.	6,439,203
93,740	Cadence Design Systems, Inc.*	21,963,282
188,476	CRH PLC	10,448,613
72,860	CSL Ltd.	11,793,578
377,696	Experian PLC	12,405,422
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
969,504	GSK PLC	17,655,251
520,618	GSK PLC, ADR	18,872,403
5,215,358	Haleon PLC	21,697,159
111,400	Holcim AG	7,157,949
51,210	ICON PLC, ADR*	12,610,463
81,612	Janus Henderson Group PLC	2,107,222
623,000	JBS SA	2,246,693
131,122	Nestle SA	14,869,476
132,876	Roche Holding AG	36,378,218
159,296	Sanofi	17,115,074
257,774	Schneider Electric SE	42,842,704
155,300	Signify NV	4,194,453
475,365	Stellantis NV(b)	9,160,934
272,813	Stellantis NV(b)	5,259,791
573,503	Stellantis NV(b)	10,971,112
39,890	Swiss Re AG	4,112,839
173,378	Tenaris SA	2,750,705
83,842	Tenaris SA, ADR	2,649,407
		327,831,736
	TOTAL COMMON STOCKS (COST $3,158,612,935)	3,235,163,399

Shares	Description	Value ($)
	INVESTMENT COMPANIES — 0.3%
	United States — 0.3%
131,996	iShares MSCI EAFE ETF	9,097,164
21,018	iShares MSCI Eurozone ETF	887,800
29,677	Vanguard FTSE Developed Markets ETF	1,297,479
	TOTAL INVESTMENT COMPANIES (COST $11,601,728)	11,282,443

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.8%
	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 10.50%	8,044,741
	Germany — 0.5%
5,781	Bayerische Motoren Werke AG, 9.70%	540,452
15,947	Henkel AG & Co. KGaA, 2.75%	1,138,987
32,500	Porsche Automobil Holding SE, 5.50%	1,605,197
414,900	Schaeffler AG, 8.24%	2,396,247
105,214	Volkswagen AG, 25.58%	12,135,407
		17,816,290

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	South Korea — 0.1%
36,514	Samsung Electronics Co. Ltd., 1.99%	1,474,739
	TOTAL PREFERRED STOCKS (COST $37,107,053)	27,335,770

	WARRANT — 0.0%
	Switzerland — 0.0%
82,246	Cie Financiere Richemont SA Expires 11/22/23*	61,118
	TOTAL WARRANT (COST $—)	61,118

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 2.0%
	Mutual Fund - Securities Lending Collateral — 2.0%
68,365,701	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(f)(g)	68,365,701
	TOTAL SHORT-TERM INVESTMENT (COST $68,365,701)	68,365,701
	TOTAL INVESTMENTS — 98.6% (Cost $3,275,687,417)	3,342,208,431
	Other Assets and Liabilities (net) — 1.4%	47,075,382
	NET ASSETS — 100.0%	$3,389,283,813

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $198,698 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at September 30, 2023 was $29,569,045.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $198,698 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2023 was $29,569,045.

(f)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $8,538,383 which represents 0.3% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
408	MSCI EAFE Index	Dec 2023	$41,646,600	$(861,732)

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	21.1
Financial	18.0
Industrial	14.3
Consumer, Cyclical	13.4
Energy	9.4
Technology	9.3
Basic Materials	6.1
Communications	2.8
Utilities	1.9
Investment Companies	0.3
Short-Term Investment	2.0
Other Assets and Liabilities (net)	1.4
100.0%
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 99.3%
		Asset Backed Securities — 10.5%
245,947		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/20/30 144A	231,809
1,104,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	967,018
2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,576,350
21,689		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	21,658
165,003		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	164,163
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	368,061
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	362,851
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	691,494
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	799,239
100,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	90,792
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38 144A	1,128,418
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,347,330
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,536,583
313,000		Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	309,653
183,485		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	161,402
925,380		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	822,921
3,085,289		Atlas Static Senior Loan Fund I Ltd., Series 2022-1A, Class A, 7.91% (3 mo. USD Term SOFR + 2.60%), due 07/15/30(b) 144A	3,088,149
1,838,000		BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, due 04/15/28	1,820,203
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 4.70% (3 mo. EUR EURIBOR + 0.98%), due 07/25/35(b) 144A	2,565,264
1,250,000	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 4.26% (3 mo. EUR EURIBOR + 0.60%), due 04/15/31(b) 144A	1,296,099
272,511		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	256,233
3,021,000		Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, due 05/15/28	2,949,152
1,749,231	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 4.53% (3 mo. EUR EURIBOR + 0.75%), due 11/15/31(b) 144A	1,816,649
405,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	380,742
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	276,144
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	281,373
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	270,725
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	366,035
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	181,397
496,000		CARS-DB4 LP REIT, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	465,538
1,558,750		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,417,173
757,728		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	666,059
2,428,776		CIFC Funding Ltd., Series 2014-2RA, Class A1, 6.66% (3 mo. USD Term SOFR + 1.31%), due 04/24/30(b) 144A	2,423,982
2,251,244		CIFC Funding Ltd., Series 2015-1A, Class ARR, 6.72% (3 mo. USD Term SOFR + 1.37%), due 01/22/31(b) 144A	2,243,947
1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,126,519
906,520		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	784,344
726,143		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	621,202
629,870		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	534,594
140,102		Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	126,120

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 6.78% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,230,288
2,165,000		Crown Point CLO 11 Ltd., Series 2021-11A, Class A, 6.69% (3 mo. USD Term SOFR + 1.38%), due 01/17/34(b) 144A	2,148,446
486,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	429,404
449,000		DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	394,906
85,050		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	77,509
1,302,795		DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	1,007,866
1,202,580		DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,056,231
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	132,286
883,575		Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	819,758
4,101,590		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	3,467,583
596,700		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	512,357
681,855		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	560,350
207,634		FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 08/17/37 144A	190,113
167,068		FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	151,653
572,428		FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	502,870
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	463,554
305,000		Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	285,582
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	276,643
2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,211,164
641,000		Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, due 02/15/36 144A	632,284
1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,775,712
2,135,000		Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, due 05/15/28 144A	2,097,759
1,281,803		Generate CLO 2 Ltd., Series 2A, Class AR, 6.76% (3 mo. USD Term SOFR + 1.41%), due 01/22/31(b) 144A	1,279,971
3,410,286		Generate CLO 4 Ltd., Series 4A, Class A1R, 6.68% (3 mo. USD Term SOFR + 1.35%), due 04/20/32(b) 144A	3,400,809
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	281,874
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	497,179
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	2,939,666
412,255		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	390,699
564,000		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	525,878
2,500,000	EUR	Grosvenor Place CLO DAC, Series 2022-1A, Class A, 5.81% (3 mo. EUR EURIBOR + 2.00%), due 11/24/35(b) 144A	2,647,548
596,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	545,945
59,874		Home Equity Asset Trust, Series 2003-8, Class M1, 6.51% (1 mo. USD Term SOFR + 1.19%), due 04/25/34(b)	58,596
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 4.31% (3 mo. EUR EURIBOR + 0.65%), due 07/15/31(b) 144A	2,076,323
253,500		Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	226,918
624,680		Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, due 02/26/52 144A	561,189
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
9,664		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	9,566
2,528,000	EUR	Madison Park Euro Funding XIV DAC, Series 14A, Class A1R, 4.46% (3 mo. EUR EURIBOR + 0.80%), due 07/15/32(b) 144A	2,625,462
4,865,000		Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.60% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(b) 144A	4,828,941
2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 6.69% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	1,976,866
375,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	363,731
1,105,899		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 6.72% (3 mo. USD Term SOFR + 1.38%), due 04/21/31(b) 144A	1,104,580
46,847		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.45% (1 mo. USD Term SOFR + 1.13%), due 10/25/33(b)	46,153
11,612		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 6.48% (1 mo. USD Term SOFR + 1.16%), due 06/25/33(b)	11,553
277,429		Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	254,669
295,008		Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	267,199
87,143		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	74,277
916,895		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	768,098
513,185		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	420,010
139,249		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.54% (1 mo. USD SOFR + 0.83%), due 10/25/33(b) 144A	133,609
1,045,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	902,527
296,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	246,804
2,643,000		NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,524,195
1,500,000		Northwoods Capital 22 Ltd., Series 2020-22A, Class AR, 6.73% (3 mo. USD Term SOFR + 1.45%), due 09/01/31(b) 144A	1,489,722
102,125		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	91,368
1,802,025		Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,567,058
718,698		Oak Street Investment Grade Net Lease Fund, Series 2021-2A, Class A1, 2.38%, due 11/20/51 144A	620,480
2,435,000		OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.56% (3 mo. USD Term SOFR + 1.25%), due 01/15/33(b) 144A	2,421,883
1,557,942		OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 6.86% (3 mo. USD Term SOFR + 1.51%), due 10/22/30(b) 144A	1,554,221
516,952		OZLM XI Ltd., Series 2015-11A, Class A1R, 6.88% (3 mo. USD Term SOFR + 1.51%), due 10/30/30(b) 144A	516,643
2,000,000		Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 6.59% (3 mo. USD Term SOFR + 1.26%), due 10/20/31(b) 144A	1,989,788
2,492,000		PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,374,518
1,323,022		Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,276,715
1,014,458		Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	948,495
1,342,607		Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,197,177
316,000		Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	274,385
1,561,091		Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,405,709

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
2,659	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	2,622
602,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	544,884
725,000	Romark CLO II Ltd., Series 2018-2A, Class A1, 6.79% (3 mo. USD Term SOFR + 1.44%), due 07/25/31(b) 144A	722,292
810,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	770,632
473,998	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	466,833
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	577,844
1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, due 10/16/28	1,507,277
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	195,385
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	592,187
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	897,685
633,600	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	598,830
258,525	Silver Creek CLO Ltd., Series 2014-1A, Class AR, 6.83% (3 mo. USD Term SOFR + 1.50%), due 07/20/30(b) 144A	258,377
367,664	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	343,808
102,014	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	90,513
55,253	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	47,290
614,452	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	558,655
620,340	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	500,633
250,399	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	247,995
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	524,622
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	1,919,474
206,012	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	174,012
1,075,837	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	933,161
1,859,872	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,523,895
3,000,000	TCW CLO Ltd., Series 2019-2A, Class A1R, 6.61% (3 mo. USD Term SOFR + 1.28%), due 10/20/32(b) 144A	2,986,758
338,120	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	280,473
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 7.47% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,050,388
2,860,000	Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63%, due 09/15/27	2,812,644
1,522,092	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,414,067
2,659,282	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,529,485
1,500,000	Trimaran Cavu Ltd., Series 2021-1A, Class A, 6.82% (3 mo. USD Term SOFR + 1.47%), due 04/23/32(b) 144A	1,490,814
806,090	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	691,375
582,750	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	487,587
1,162,863	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,068,693
804,068	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	747,088
977,613	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	895,442
434,617	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	399,455
329,963	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	297,831
1,941,254	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,640,322
805,383	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	637,177
2,426,899	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,132,406
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,653,099	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,490,094
2,603,649	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,351,599
2,254,344	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,182,508
1,800,000	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,688,019
2,985,000	U.S. Small Business Administration, Series 2023-25E, Class 1, 4.62%, due 05/01/48	2,817,036
2,931,000	U.S. Small Business Administration, Series 2023-25F, Class 1, 4.93%, due 06/01/48	2,806,027
2,377,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,149,817
1,314,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	1,100,709
500,000	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 6.83% (3 mo. USD Term SOFR + 1.52%), due 01/15/32(b) 144A	495,854
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,254,963
569,428	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	499,615
500,000	Wellfleet CLO Ltd., Series 2018-3A, Class A1A, 6.84% (3 mo. USD Term SOFR + 1.51%), due 01/20/32(b) 144A	496,812
522,547	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	485,855
2,155,387	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,775,889
151,580	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	128,785
80,796	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	80,672
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	183,568
563,500	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	469,794
		171,699,227
	Corporate Debt — 32.1%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28(d) 144A	202,021
1,636,000	AbbVie, Inc., 3.20%, due 11/21/29	1,444,528
300,000	AbbVie, Inc., 3.80%, due 03/15/25	291,702
65,000	AbbVie, Inc., 4.05%, due 11/21/39	53,210
400,000	AbbVie, Inc., 4.25%, due 11/21/49	316,966
3,053,000	AbbVie, Inc., 4.50%, due 05/14/35	2,760,320
1,035,000	AbbVie, Inc., 4.55%, due 03/15/35	941,839
260,000	AbbVie, Inc., 4.70%, due 05/14/45	221,759
445,000	AbbVie, Inc., 4.75%, due 03/15/45	382,409
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	173,953
81,000	Acushnet Co., 7.38%, due 10/15/28(e) 144A	81,709
272,000	AdaptHealth LLC, 5.13%, due 03/01/30(d) 144A	211,011
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,083,709
125,000	AECOM, 5.13%, due 03/15/27	118,524
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	272,117
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	229,024
642,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	579,701
2,001,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	1,793,279
980,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	840,751
2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,016,965
388,491	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	330,470
370,000	Aetna, Inc., 4.75%, due 03/15/44	301,925
197,000	Affinity Interactive, 6.88%, due 12/15/27 144A	167,236
578,021	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	535,127
182,278	Air Canada Pass-Through Trust, 3.70%, due 07/15/27 144A	173,392
206,183	Air Canada Pass-Through Trust, 4.13%, due 11/15/26 144A	196,560

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
301,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	321,694
388,000	Air Lease Corp., 2.10%, due 09/01/28	322,513
340,000	Air Lease Corp., 2.88%, due 01/15/26	316,722
413,000	Air Lease Corp., 3.63%, due 12/01/27	374,012
1,177,000	Aker BP ASA, 2.00%, due 07/15/26 144A	1,051,038
337,000	Aker BP ASA, 3.10%, due 07/15/31 144A	269,913
2,050,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,763,512
1,062,000	Aker BP ASA, 4.00%, due 01/15/31 144A	912,982
211,997	Alaska Airlines Pass-Through Trust, 8.00%, due 02/15/27 144A	212,276
300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	256,041
292,000	Albion Financing 1 Sarl/Aggreko Holdings, Inc., 6.13%, due 10/15/26(d) 144A	276,124
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,106,979
228,565	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	156,452
505,000	Ally Financial, Inc., 6.99% (SOFR + 3.26%), due 06/13/29(b)	494,462
320,000	Ally Financial, Inc., 7.10%, due 11/15/27(d)	320,213
215,000	Altria Group, Inc., 3.40%, due 05/06/30	183,948
3,340,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,545,310
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,686,077
400,317	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	331,266
535,504	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	459,910
77,341	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	66,318
1,290,465	American Airlines Pass-Through Trust, 3.38%, due 11/01/28	1,152,773
526,592	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	428,561
150,718	American Airlines Pass-Through Trust, 3.58%, due 07/15/29	138,491
320,742	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	278,969
440,572	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	399,838
187,989	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	166,278
558,740	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	486,694
262,834	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	231,840
517,478	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	466,493
366,000	American Airlines, Inc., 7.25%, due 02/15/28(d) 144A	350,297
210,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	203,446
302,000	American Homes 4 Rent LP REIT, 4.25%, due 02/15/28	281,093
475,000	American Tower Corp. REIT, 3.55%, due 07/15/27	436,719
874,000	American Tower Corp. REIT, 3.80%, due 08/15/29	778,073
2,967,000	American Tower Trust #1 REIT, 5.49%, due 03/15/28 144A	2,923,635
415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	399,624
1,665,000	Amgen, Inc., 2.80%, due 08/15/41	1,081,311
202,000	Amgen, Inc., 5.25%, due 03/02/30	197,431
645,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36	591,558
1,054,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	919,271
410,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	346,805
387,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29(d) 144A	354,758
550,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	554,433
114,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	105,094
1,000,000	Apple, Inc., 3.85%, due 08/04/46	792,287
770,000	Apple, Inc., 4.10%, due 08/08/62(d)	592,966
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	811,854
2,015,000	Aptiv PLC/Aptiv Corp., 3.25%, due 03/01/32(d)	1,652,726
418,000	APX Group, Inc., 5.75%, due 07/15/29 144A	352,703
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	219,923
606,000	Ares Capital Corp., 2.15%, due 07/15/26	532,013
509,000	Ares Capital Corp., 2.88%, due 06/15/28	426,172
305,000	Ares Capital Corp., 3.25%, due 07/15/25	285,829
463,000	Ares Capital Corp., 3.88%, due 01/15/26	433,446
206,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	205,232
75,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29(d) 144A	64,515
280,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	239,823
710,000	Ascension Health, 2.53%, due 11/15/29	605,363
150,000	Ascension Health, 3.11%, due 11/15/39	108,091
553,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29(d) 144A	497,912
87,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, due 12/31/28 144A	86,166
322,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	244,613
390,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	362,790
252,000	Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	239,502
3,369,000	AT&T, Inc., 2.30%, due 06/01/27	2,984,275
247,000	AT&T, Inc., 2.55%, due 12/01/33	181,497
814,000	AT&T, Inc., 3.50%, due 06/01/41	565,925
2,345,000	AT&T, Inc., 3.50%, due 09/15/53	1,450,143
595,000	AT&T, Inc., 3.65%, due 09/15/59	362,406
305,000	AT&T, Inc., 4.50%, due 05/15/35	260,337
700,000	AT&T, Inc., 6.85% (3 mo. USD Term SOFR + 1.44%), due 06/12/24(b)	704,148
346,000	Athene Holding Ltd., 3.50%, due 01/15/31	282,252
262,628	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	256,390
228,000	Autodesk, Inc., 2.85%, due 01/15/30	193,408
538,000	AutoNation, Inc., 4.75%, due 06/01/30	485,042
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	1,879,338
1,300,000	Bacardi Ltd., 4.70%, due 05/15/28 144A	1,238,190
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	668,948
1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	903,793
175,000	Ball Corp., 3.13%, due 09/15/31(d)	137,294
450,000	Ball Corp., 6.00%, due 06/15/29(d)	437,431
200,000	Banco Santander SA, 1.85%, due 03/25/26	179,949
634,000	Banco Santander SA, 4.38%, due 04/12/28	585,769
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	237,830
2,673,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	2,238,617
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(b)	993,263
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	1,868,673
1,015,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	816,142
4,019,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	3,160,556
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	191,761
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,046,190
731,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(b)	595,115
659,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	603,972
1,177,000	Bank of America Corp., 4.24% (3 mo. USD Term SOFR + 2.08%), due 04/24/38(b)	968,850

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
310,000	Bank of America Corp., 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(b)	285,820
2,545,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	2,446,307
495,000	Bank of America Corp., 5.13% (3 mo. USD Term SOFR + 3.55%)(b)(f)	481,096
878,000	Bank of America Corp., 6.30% (3 mo. USD Term SOFR + 4.81%)(b)(d)(f)	865,787
1,265,000	Barclays PLC, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(b)	1,245,943
576,000	Barclays PLC, 4.38% (5 yr. CMT + 3.41%)(b)(f)	401,208
400,000	Barclays PLC, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(b)	373,894
1,382,000	Barclays PLC, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(b)	1,354,006
325,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(f)	292,481
156,000	BAT Capital Corp., 3.56%, due 08/15/27	142,802
500,000	BAT Capital Corp., 6.34%, due 08/02/30	492,745
155,000	BAT International Finance PLC, 5.93%, due 02/02/29	152,241
270,000	Bayer U.S. Finance II LLC, 4.20%, due 07/15/34 144A	228,994
335,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	286,706
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30(d)	537,403
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	83,455
1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,721,987
1,858,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,533,310
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	551,034
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	490,364
540,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24	512,601
483,000	Blackstone Private Credit Fund, 2.70%, due 01/15/25	457,701
118,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27	102,559
677,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29	576,036
190,000	Block, Inc., 3.50%, due 06/01/31(d)	149,475
404,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	356,379
945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(b) 144A	837,490
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	214,560
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(b) 144A	186,691
1,035,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(b)(d) 144A	814,185
280,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(d)(f) 144A	287,162
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	204,649
2,545,000	Boeing Co., 2.20%, due 02/04/26	2,337,359
362,000	Boeing Co., 3.20%, due 03/01/29	318,150
270,000	Boeing Co., 3.90%, due 05/01/49	188,609
325,000	Boeing Co., 3.95%, due 08/01/59	216,062
971,000	Boeing Co., 5.04%, due 05/01/27	948,451
1,313,000	Boeing Co., 5.15%, due 05/01/30	1,254,978
598,000	Booking Holdings, Inc., 4.63%, due 04/13/30	567,919
645,000	BPCE SA, 4.50%, due 03/15/25 144A	622,253
282,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	169,828
734,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	598,932
201,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50 144A	144,961
133,039	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	117,855
192,577	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	173,087
87,547	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	89,158
1,055,000	Brixmor Operating Partnership LP REIT, 2.50%, due 08/16/31(d)	798,752
584,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	425,985
1,950,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	1,400,860
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,719,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,375,644
2,566,000	Broadcom, Inc., 4.11%, due 09/15/28(d)	2,368,515
510,000	Broadcom, Inc., 4.75%, due 04/15/29	481,086
1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,209,504
212,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	175,196
482,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	395,836
305,000	Builders FirstSource, Inc., 6.38%, due 06/15/32(d) 144A	287,488
450,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	396,206
357,000	Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	347,761
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	605,099
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(g)	496,523
2,095,000	Capital One Financial Corp., 3.30%, due 10/30/24	2,028,884
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(b)	209,825
153,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	146,486
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	188,630
184,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	157,073
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	445,158
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	184,052
450,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	377,249
369,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	339,462
514,000	Cencora, Inc., 2.80%, due 05/15/30	431,274
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(d)	96,095
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	184,959
163,000	Centene Corp., 2.45%, due 07/15/28	137,849
465,000	Centene Corp., 3.00%, due 10/15/30	375,639
279,000	Centene Corp., 3.38%, due 02/15/30	233,023
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	223,827
332,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	275,044
643,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(b)	630,085
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	120,321
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	772,547
540,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	323,230
914,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	839,223
785,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	549,489
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	247,886
1,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	839,192
3,009,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,805,443
1,455,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,271,519
698,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	597,489
691,000	Cheniere Energy Partners LP, 4.50%, due 10/01/29	626,456
643,000	Chevron Corp., 2.00%, due 05/11/27	576,569

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
237,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	204,826
303,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	252,587
1,935,000	Cigna Group, 3.40%, due 03/01/27	1,802,057
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	406,623
893,000	Citigroup, Inc., 3.20%, due 10/21/26	824,879
4,776,000	Citigroup, Inc., 3.40%, due 05/01/26	4,487,937
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	565,742
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	312,056
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,716,162
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD Term SOFR + 1.45%), due 04/23/29(b)	1,289,166
258,000	Citigroup, Inc., 4.40%, due 06/10/25	250,408
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	395,918
928,000	Citigroup, Inc., 4.60%, due 03/09/26	896,171
3,059,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b)(d)(f)	2,761,386
643,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	614,907
646,000	Citigroup, Inc., 6.25% (3 mo. USD Term SOFR + 4.78%)(b)(d)(f)	623,235
858,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	695,818
247,000	CNA Financial Corp., 2.05%, due 08/15/30	193,048
684,000	CNO Financial Group, Inc., 5.25%, due 05/30/29(d)	644,832
549,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	542,240
301,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	293,974
18,000	Comcast Corp., 2.89%, due 11/01/51	10,617
429,000	Comcast Corp., 3.30%, due 04/01/27	399,591
1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,153,520
5,000	Comcast Corp., 3.97%, due 11/01/47	3,735
5,000	Comcast Corp., 6.50%, due 11/15/35	5,303
1,090,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	982,549
969,000	CommonSpirit Health, 2.76%, due 10/01/24	939,041
357,000	CommonSpirit Health, 4.19%, due 10/01/49	266,825
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	265,271
592,000	Concentrix Corp., 6.60%, due 08/02/28(d)	571,628
250,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28(d) 144A	213,297
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	70,002
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	279,456
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	300,254
175,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34(d)	174,876
299,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	300,051
359,000	Continental Resources, Inc., 4.90%, due 06/01/44	264,136
246,000	Corebridge Financial, Inc., 6.88% (5 yr. CMT + 3.85%), due 12/15/52(b)	236,213
417,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	305,974
751,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	605,741
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	756,204
3,921,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,650,176
1,069,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	893,248
610,000	Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b)(e) 144A	610,366
363,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b)(f) 144A	361,131
861,000	Credit Suisse AG, 7.95%, due 01/09/25	876,550
328,000	Crown Castle, Inc. REIT, 3.80%, due 02/15/28	301,081
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	184,268
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
102,000		CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	99,311
37,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31 144A	35,831
164,000		CVS Health Corp., 3.75%, due 04/01/30	145,029
635,000		CVS Health Corp., 4.78%, due 03/25/38	547,146
581,000		CVS Health Corp., 5.05%, due 03/25/48	483,160
130,000		CVS Health Corp., 5.13%, due 07/20/45	109,503
124,000		CVS Health Corp., 5.25%, due 01/30/31	119,207
343,000		CVS Health Corp., 5.30%, due 06/01/33	325,098
981,945		CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	957,024
508,948		CVS Pass-Through Trust, 6.94%, due 01/10/30	509,684
1,453,959		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,490,434
445,000		Dana, Inc., 4.50%, due 02/15/32(d)	346,185
780,000		Danske Bank AS, 6.26% (1 yr. CMT + 1.18%), due 09/22/26(b) 144A	779,994
624,000		DaVita, Inc., 3.75%, due 02/15/31 144A	474,898
611,000		DaVita, Inc., 4.63%, due 06/01/30 144A	502,463
127,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	119,216
496,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29(d)	481,693
1,188,255		Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	1,038,171
538,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(d)	495,062
741,525		Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	704,977
547,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(b)	476,546
753,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	540,791
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	809,203
208,000		Discover Financial Services, 4.10%, due 02/09/27	190,166
180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	166,401
391,000		Dominion Energy, Inc., 3.38%, due 04/01/30	336,615
278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	276,518
355,000		DPL, Inc., 4.13%, due 07/01/25(d)	336,964
850,000		DTE Electric Co., 2.25%, due 03/01/30	703,029
1,410,898		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,334,457
2,290,000		DTE Energy Co., 1.05%, due 06/01/25	2,113,634
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	302,929
145,000		Duke Energy Corp., 2.45%, due 06/01/30	117,872
609,000		Duke Energy Corp., 5.75%, due 09/15/33	598,515
435,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	293,536
220,000		Duke Energy Ohio, Inc., 5.25%, due 04/01/33	212,656
200,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	139,491
797,000		eBay, Inc., 2.70%, due 03/11/30	663,023
428,000		Ecopetrol SA, 6.88%, due 04/29/30	391,209
790,000		Ecopetrol SA, 8.63%, due 01/19/29	793,782
207,000		Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	176,270
212,000		Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	196,088
575,000		Edison International, 5.25%, due 11/15/28	553,641
546,000		EIG Pearl Holdings Sarl, 3.55%, due 08/31/36 144A	443,606
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	208,628
409,000		Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(f) 144A	427,093
300,000		Elevance Health, Inc., 3.60%, due 03/15/51	206,175
15,000		Elevance Health, Inc., 5.10%, due 01/15/44	13,191
708,000		Emera U.S. Finance LP, 3.55%, due 06/15/26	665,465

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
313,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/30 144A	301,708
577,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	504,463
740,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	645,303
572,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	511,435
315,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	312,721
380,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	367,064
550,000	Energian Israel Finance Ltd., 4.88%, due 03/30/26(h) 144A	512,325
288,000	Energian Israel Finance Ltd., 5.38%, due 03/30/28(h) 144A	259,178
245,000	Energian Israel Finance Ltd., 5.88%, due 03/30/31(h) 144A	213,279
382,000	Energy Transfer LP, 4.20%, due 04/15/27	360,164
540,000	Energy Transfer LP, 5.15%, due 03/15/45	435,759
580,000	Energy Transfer LP, 5.25%, due 04/15/29	556,407
150,000	Energy Transfer LP, 5.30%, due 04/01/44	122,264
590,000	Energy Transfer LP, 5.30%, due 04/15/47	480,034
847,000	Energy Transfer LP, 5.40%, due 10/01/47	699,666
1,772,000	Energy Transfer LP, 5.50%, due 06/01/27	1,745,222
720,000	Energy Transfer LP, 6.25%, due 04/15/49	661,742
1,047,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(f)	964,654
840,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(f)	726,324
300,000	Enova International, Inc., 8.50%, due 09/15/25(d) 144A	293,569
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,236,713
968,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	854,244
100,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	100,297
66,000	EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	66,353
375,000	Equifax, Inc., 5.10%, due 12/15/27(d)	364,414
925,000	Essex Portfolio LP REIT, 1.70%, due 03/01/28(d)	774,251
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,279,546
2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,873,400
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,179,469
285,000	Exelon Corp., 4.70%, due 04/15/50	228,250
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,267,968
345,000	Expedia Group, Inc., 2.95%, due 03/15/31(d)	278,230
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	935,299
600,000	Falabella SA, 4.38%, due 01/27/25 144A	574,579
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,017,658
2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	1,996,220
500,000	Fifth Third Bancorp, 6.34% (SOFR + 2.34%), due 07/27/29(b)	494,200
319,000	Fifth Third Bancorp, 8.69% (3 mo. USD Term SOFR + 3.29%)(b)(f)	304,588
601,000	First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	577,385
274,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	273,022
274,000	FirstEnergy Corp., 2.65%, due 03/01/30	223,646
157,000	FirstEnergy Corp., 3.40%, due 03/01/50	97,765
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	1,900,062
350,000	Flowserve Corp., 3.50%, due 10/01/30	292,042
910,000	FMC Corp., 5.15%, due 05/18/26	884,473
266,000	Ford Motor Co., 3.25%, due 02/12/32	205,257
310,000	Ford Motor Co., 4.75%, due 01/15/43	226,603
300,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	278,600
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
313,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	261,710
766,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	698,305
920,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	843,092
1,167,000	Ford Motor Credit Co. LLC, 6.80%, due 05/12/28(d)	1,166,613
200,000	Forward Air Corp., 9.50%, due 10/15/31(e) 144A	200,024
529,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	505,903
623,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	551,223
436,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	399,650
754,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	643,841
1,036,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	751,390
213,000	Full House Resorts, Inc., 8.25%, due 02/15/28(d) 144A	186,654
1,913,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	1,838,865
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	122,303
260,000	Gap, Inc., 3.88%, due 10/01/31 144A	182,985
613,000	Gartner, Inc., 4.50%, due 07/01/28 144A	559,975
458,000	GCI LLC, 4.75%, due 10/15/28 144A	395,533
570,000	General Motors Co., 5.00%, due 04/01/35	492,423
604,000	General Motors Co., 5.40%, due 10/15/29(d)	576,072
283,000	General Motors Co., 5.40%, due 04/01/48(d)	223,803
610,000	General Motors Co., 6.25%, due 10/02/43	547,109
2,916,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,419,232
1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	812,089
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	577,453
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	383,282
1,619,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,356,147
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	867,694
320,000	Georgia Power Co., 4.95%, due 05/17/33	300,257
427,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	352,371
465,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	386,667
299,000	GLP Capital LP/GLP Financing II, Inc. REIT, 3.25%, due 01/15/32	232,372
271,000	GLP Capital LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/30	230,147
1,259,000	GLP Capital LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	1,049,448
709,000	GLP Capital LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	688,083
1,350,000	Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), due 02/12/26(b)	1,251,597
1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,046,423
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	963,511
1,260,000	Goldman Sachs Group, Inc., 2.38% (SOFR + 1.25%), due 07/21/32(b)	960,211
1,752,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	1,369,258
726,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	560,699
920,000	Goldman Sachs Group, Inc., 3.10% (SOFR + 1.41%), due 02/24/33(b)(d)	736,028
1,200,000	Goldman Sachs Group, Inc., 3.27% (3 mo. USD Term SOFR + 1.46%), due 09/29/25(b)	1,163,136
371,000	Goldman Sachs Group, Inc., 3.50%, due 01/23/25	358,949
215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	204,464
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,057,958
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	967,570
455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	426,987
367,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	310,187
365,000	Graphic Packaging International LLC, 4.13%, due 08/15/24	357,384
200,000	Greensaif Pipelines Bidco Sarl, 6.13%, due 02/23/38 144A	195,460

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
225,000	Greensaif Pipelines Bidco Sarl, 6.51%, due 02/23/42 144A	220,900
170,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	147,759
500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	427,507
410,000	HCA, Inc., 4.38%, due 03/15/42	314,064
220,000	HCA, Inc., 5.38%, due 02/01/25	217,786
275,000	HCA, Inc., 7.75%, due 07/15/36	296,363
646,000	Healthpeak OP LLC REIT, 3.25%, due 07/15/26	607,696
119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	100,485
53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	48,219
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	261,804
380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	338,284
307,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	250,585
392,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	340,505
631,000	Host Hotels & Resorts LP REIT, 3.38%, due 12/15/29	530,637
440,000	Host Hotels & Resorts LP REIT, 3.50%, due 09/15/30	365,266
1,818,000	HSBC Holdings PLC, 7.39% (SOFR + 3.35%), due 11/03/28(b)	1,881,488
89,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	83,390
357,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	349,434
458,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	414,477
390,000	Huntsman International LLC, 2.95%, due 06/15/31	302,885
870,000	Huntsman International LLC, 4.50%, due 05/01/29	787,385
125,000	Hyatt Hotels Corp., 5.75%, due 04/23/30(c)(d)	121,259
295,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	255,596
20,000	IHS Markit Ltd., 4.75%, due 08/01/28	18,997
256,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	248,842
114,000	Ingersoll Rand, Inc., 5.40%, due 08/14/28	112,167
181,000	Ingersoll Rand, Inc., 5.70%, due 08/14/33	174,773
120,000	Intel Corp., 5.63%, due 02/10/43	114,547
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	149,234
136,000	Iron Mountain Information Management Services, Inc. REIT, 5.00%, due 07/15/32 144A	111,943
291,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	254,592
165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	146,610
1,050,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, due 02/02/29	881,966
447,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.63%, due 01/15/32	356,290
125,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31	100,237
282,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 02/01/28	268,623
775,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33	709,755
1,435,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,405,208
417,380	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	350,867
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,686,307
957,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	776,179
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	599,866
873,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	717,597
815,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(b)	649,089
3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	3,556,900
665,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.64%), due 11/15/48(b)	485,775
1,678,000	JPMorgan Chase & Co., 4.00% (3 mo. USD Term SOFR + 2.75%)(b)(d)(f)	1,532,585
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	889,832
3,600,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	3,337,386
1,207,000	JPMorgan Chase & Co., 4.49% (3 mo. USD Term SOFR + 3.79%), due 03/24/31(b)	1,105,482
701,000	JPMorgan Chase & Co., 4.60% (3 mo. USD Term SOFR + 3.13%)(b)(f)	657,531
440,000	JPMorgan Chase & Co., 5.00% (3 mo. USD Term SOFR + 3.38%)(b)(f)	425,566
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	524,667
80,000	KB Home, 4.00%, due 06/15/31	64,576
101,000	KB Home, 7.25%, due 07/15/30	99,339
308,000	Kinder Morgan Energy Partners LP, 7.75%, due 03/15/32	330,070
720,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	457,915
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(d) 144A	1,125,892
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	163,856
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	165,995
1,732,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	1,350,711
298,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	249,061
314,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	272,201
397,000	Lam Research Corp., 2.88%, due 06/15/50	246,706
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	124,163
485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	406,897
590,000	Lazard Group LLC, 4.38%, due 03/11/29(d)	543,738
661,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(h) 144A	628,776
99,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(h) 144A	91,411
450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	302,851
429,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	353,395
3,324,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,137,673
2,434,000	Lincoln National Corp., 3.40%, due 01/15/31(d)	1,970,370
169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	142,619
169,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	139,982
84,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	76,792
185,000	LKQ Corp., 5.75%, due 06/15/28 144A	180,865
1,500,000	Lloyds Banking Group PLC, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(b)	1,421,967
541,000	Lloyds Banking Group PLC, 7.50% (5 yr. USD swap + 4.76%)(b)(f)	528,430
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	267,937
1,253,000	Lowe's Cos., Inc., 5.63%, due 04/15/53(d)	1,139,950
284,000	LSC Communication Escrow, Inc., 8.75%, due 10/15/23(i)(j)(k)	324
970,000	Lubrizol Corp., 6.50%, due 10/01/34(d)	1,083,318
150,000	LYB International Finance BV, 4.88%, due 03/15/44	120,650
830,000	LYB International Finance III LLC, 4.20%, due 05/01/50	585,580
228,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(b)(f)	187,608
410,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	334,035
1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(b) 144A	1,112,492
199,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(d) 144A	174,432
171,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(d) 144A	145,157
314,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32(d) 144A	259,483
75,000	Magellan Midstream Partners LP, 4.25%, due 09/15/46	53,132
215,000	Magellan Midstream Partners LP, 5.15%, due 10/15/43	174,384
1,255,000	Manulife Financial Corp., 3.70%, due 03/16/32	1,099,310
560,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	415,796
397,000	Marriott International, Inc., 4.63%, due 06/15/30	365,882

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
960,000	Marriott International, Inc., 5.00%, due 10/15/27	936,048
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	328,206
698,000	Marvell Technology, Inc., 2.45%, due 04/15/28	603,402
175,000	Masonite International Corp., 3.50%, due 02/15/30(d) 144A	142,373
460,000	Massachusetts Institute of Technology, 4.68%, due 01/07/14(g)	381,211
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	810,544
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52(d) 144A	1,486,856
294,000	MasTec, Inc., 4.50%, due 08/15/28 144A	264,643
162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31(d) 144A	127,992
242,000	Match Group Holdings II LLC, 4.13%, due 08/01/30(d) 144A	199,963
245,000	Mauser Packaging Solutions Holding Co., 7.88%, due 08/15/26 144A	236,641
396,710	MC Brazil Downstream Trading Sarl, 7.25%, due 06/30/31 144A	304,750
1,200,000	McDonald's Corp., 4.20%, due 04/01/50	932,757
252,000	MDC Holdings, Inc., 2.50%, due 01/15/31	188,388
261,000	Meta Platforms, Inc., 4.80%, due 05/15/30	254,312
605,000	MetLife, Inc., 6.40%, due 12/15/66	591,923
4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,297,635
445,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	338,844
679,000	MGM Resorts International, 4.75%, due 10/15/28	598,987
526,000	Michaels Cos., Inc., 5.25%, due 05/01/28(d) 144A	420,687
494,000	Michaels Cos., Inc., 7.88%, due 05/01/29(d) 144A	323,191
410,000	Micron Technology, Inc., 2.70%, due 04/15/32	313,303
1,023,000	Micron Technology, Inc., 4.19%, due 02/15/27(d)	962,901
1,166,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,124,443
355,000	Micron Technology, Inc., 6.75%, due 11/01/29	360,925
285,000	MidAmerican Energy Co., 4.25%, due 07/15/49	223,174
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	768,577
467,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	398,146
315,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	268,512
380,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26(d) 144A	350,166
1,250,000	Moody's Corp., 3.25%, due 05/20/50	802,785
2,513,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	1,895,269
940,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	683,496
1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,435,800
2,133,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	1,680,490
1,301,000	Morgan Stanley, 3.13%, due 07/27/26	1,208,957
1,185,000	Morgan Stanley, 3.59%, due 07/22/28(l)	1,081,746
2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,121,187
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	830,239
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,172,938
129,000	Morgan Stanley, 4.43% (3 mo. USD Term SOFR + 1.89%), due 01/23/30(b)	119,386
762,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	733,404
624,000	Morgan Stanley, 5.45% (SOFR + 1.63%), due 07/20/29(b)	608,322
520,000	Morgan Stanley, 6.34% (SOFR + 2.56%), due 10/18/33(b)	523,240
749,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	582,137
671,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	530,476
257,000	Motorola Solutions, Inc., 4.60%, due 05/23/29(d)	243,422
1,705,000	MPLX LP, 1.75%, due 03/01/26	1,546,538
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
117,000	MPLX LP, 4.13%, due 03/01/27	110,749
377,000	MPLX LP, 4.25%, due 12/01/27	354,304
370,000	MPLX LP, 4.50%, due 04/15/38	300,079
530,000	MPLX LP, 4.70%, due 04/15/48	402,256
370,000	MPLX LP, 4.95%, due 09/01/32	337,178
337,000	MPLX LP, 5.00%, due 03/01/33	307,309
105,000	MPLX LP, 5.20%, due 03/01/47(d)	85,875
255,000	MPT Operating Partnership LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31(d)	159,551
410,000	MPT Operating Partnership LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27(d)	318,354
678,000	MSCI, Inc., 3.63%, due 11/01/31 144A	555,575
695,000	Mylan, Inc., 5.40%, due 11/29/43	540,501
1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,673,505
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,384,697
159,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	129,305
218,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	192,533
92,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27(d) 144A	87,034
335,000	NatWest Group PLC, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(b)	319,083
210,000	NatWest Group PLC, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(b)	195,867
590,000	NatWest Group PLC, 6.00% (5 yr. CMT + 5.63%)(b)(f)	542,895
904,000	NatWest Markets PLC, 1.60%, due 09/29/26 144A	795,061
449,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29 144A	409,908
744,000	Netflix, Inc., 4.88%, due 04/15/28	721,674
89,000	Netflix, Inc., 5.38%, due 11/15/29 144A	86,953
787,000	Netflix, Inc., 5.88%, due 11/15/28	793,423
435,000	Newmont Corp., 2.25%, due 10/01/30	346,699
285,000	Newmont Corp., 2.80%, due 10/01/29	241,628
150,000	Newmont Corp., 5.45%, due 06/09/44	134,420
308,000	News Corp., 3.88%, due 05/15/29 144A	265,206
721,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30(d)	577,723
2,085,000	NextEra Energy Capital Holdings, Inc., 5.75%, due 09/01/25	2,079,826
240,000	NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	240,449
422,000	NextEra Energy Operating Partners LP, 3.88%, due 10/15/26 144A	382,501
115,000	NextEra Energy Operating Partners LP, 4.50%, due 09/15/27 144A	104,374
368,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(b) 144A	290,059
145,000	NiSource, Inc., 1.70%, due 02/15/31	108,575
391,000	NiSource, Inc., 3.60%, due 05/01/30	340,889
122,000	NiSource, Inc., 5.25%, due 03/30/28	119,646
668,000	Nissan Motor Acceptance Co. LLC, 1.85%, due 09/16/26 144A	581,509
305,000	Nissan Motor Acceptance Co. LLC, 2.00%, due 03/09/26 144A	272,763
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	153,146
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	841,865
195,000	Northern States Power Co., 3.60%, due 09/15/47	137,692
1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,147,460
330,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	324,527
659,000	Novelis Corp., 4.75%, due 01/30/30 144A	571,214
478,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	405,599
80,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	64,827
264,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	200,585
929,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	698,483

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
412,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	357,634
140,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	123,735
640,000	NRG Energy, Inc., 5.75%, due 01/15/28	600,766
532,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	514,665
406,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(f) 144A	398,048
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	156,954
355,000	Nutrien Ltd., 4.90%, due 06/01/43	292,867
2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,646,987
731,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26	695,287
3,517,000	Occidental Petroleum Corp., 4.46%, due 10/10/36(m)	1,780,325
506,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	497,398
265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46(d)	260,700
684,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	693,809
336,000	OCI NV, 6.70%, due 03/16/33 144A	320,993
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	106,900
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	57,278
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	200,000
213,000	OneMain Finance Corp., 9.00%, due 01/15/29	212,523
655,000	ONEOK, Inc., 3.10%, due 03/15/30	548,411
390,000	ONEOK, Inc., 4.45%, due 09/01/49	280,952
585,000	ONEOK, Inc., 4.95%, due 07/13/47	462,824
238,000	ONEOK, Inc., 5.65%, due 11/01/28	235,005
2,274,000	ONEOK, Inc., 6.05%, due 09/01/33	2,235,385
571,000	ONEOK, Inc., 6.63%, due 09/01/53	559,803
1,600,000	Oracle Corp., 1.65%, due 03/25/26	1,449,679
640,000	Oracle Corp., 2.95%, due 04/01/30	538,810
1,456,000	Oracle Corp., 3.95%, due 03/25/51	999,141
749,000	Oracle Corp., 4.30%, due 07/08/34	644,546
425,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, due 04/30/28 144A	369,692
307,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 04/30/31 144A	246,442
580,000	Ovintiv, Inc., 5.65%, due 05/15/25	576,896
191,000	Ovintiv, Inc., 5.65%, due 05/15/28	186,952
192,000	Ovintiv, Inc., 6.25%, due 07/15/33	185,806
83,000	Ovintiv, Inc., 7.20%, due 11/01/31	85,583
82,000	Owens Corning, 3.88%, due 06/01/30	72,504
621,000	Owens Corning, 3.95%, due 08/15/29	564,732
160,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27(d) 144A	156,162
170,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31(d) 144A	166,388
490,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	365,874
265,000	PacifiCorp, 2.70%, due 09/15/30	216,577
583,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27(d) 144A	518,054
267,000	Parkland Corp., 4.50%, due 10/01/29 144A	228,962
260,000	Parkland Corp., 4.63%, due 05/01/30 144A	221,981
415,000	PECO Energy Co., 3.05%, due 03/15/51	257,787
205,000	PECO Energy Co., 3.70%, due 09/15/47	148,627
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	517,644
32,000	Petroleos Mexicanos, 6.35%, due 02/12/48	18,289
875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	772,196
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	153,670
488,000	Petroleos Mexicanos, 6.75%, due 09/21/47	289,651
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	350,621
1,012,000	Petroleos Mexicanos, 7.69%, due 01/23/50	651,031
293,000	Petroleos Mexicanos, 8.75%, due 06/02/29	259,926
2,138,009	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,993,681
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	748,874
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,007,906
797,000	Phillips 66 Co., 3.61%, due 02/15/25	773,109
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	128,637
415,000	Pilgrim's Pride Corp., 5.88%, due 09/30/27(d) 144A	421,298
544,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	511,925
960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29	825,817
73,000	PNC Financial Services Group, Inc., 3.15%, due 05/19/27	66,650
922,000	PNC Financial Services Group, Inc., 3.40% (5 yr. CMT + 2.60%)(b)(f)	684,376
2,724,000	PNC Financial Services Group, Inc., 5.35% (SOFR + 1.62%), due 12/02/28(b)	2,634,236
2,008,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(b)	1,948,953
536,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)(d)	515,274
474,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(f)	407,505
329,000	PNC Financial Services Group, Inc., 8.71% (3 mo. USD Term SOFR + 3.3%)(b)(f)	327,876
675,000	PNC Financial Services Group, Inc., 9.31% (3 mo. USD Term SOFR + 3.94%)(b)(d)(f)	675,679
464,000	Popular, Inc., 7.25%, due 03/13/28(d)	463,135
71,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	62,274
206,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28(d) 144A	191,028
130,000	Providence St Joseph Health Obligated Group, 2.75%, due 10/01/26	118,962
71,000	Prudential Financial, Inc., 5.13% (5 yr. CMT + 3.16%), due 03/01/52(b)	61,321
195,000	Public Service Electric & Gas Co., 2.70%, due 05/01/50	116,267
445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	412,338
315,000	Public Service Electric & Gas Co., 3.20%, due 05/15/29	281,635
2,250,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	2,200,146
515,000	Public Storage Operating Co. REIT, 2.25%, due 11/09/31	403,182
379,000	Puget Energy, Inc., 2.38%, due 06/15/28	324,554
275,000	QatarEnergy, 2.25%, due 07/12/31 144A	220,913
372,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	295,043
120,000	Realty Income Corp. REIT, 2.85%, due 12/15/32	93,848
350,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	294,441
395,000	Regal Rexnord Corp., 6.05%, due 02/15/26 144A	390,773
342,000	Regal Rexnord Corp., 6.40%, due 04/15/33 144A	329,774
450,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(d) 144A	359,761
300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	289,071
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	346,751
287,000	Royalty Pharma PLC, 1.75%, due 09/02/27	245,034
415,000	RPM International, Inc., 2.95%, due 01/15/32	323,592
2,311,000	RTX Corp., 1.90%, due 09/01/31	1,750,236
2,404,000	Ryder System, Inc., 5.25%, due 06/01/28	2,341,758
338,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	315,096
911,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	835,771
301,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	292,152

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
635,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	619,486
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	221,459
586,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(b)	509,158
1,289,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,168,538
1,068,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,016,148
259,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	240,499
347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	272,340
415,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	411,316
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(d)	178,982
236,000	SBA Tower Trust REIT, 6.60%, due 01/15/28 144A	237,035
531,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	413,937
2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,059,995
496,000	Sempra, 5.50%, due 08/01/33(d)	475,043
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	149,915
850,000	Simon Property Group LP REIT, 6.75%, due 02/01/40	866,945
424,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	362,347
625,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	571,503
270,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	227,392
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	996,766
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,214,010
634,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(f) 144A	453,675
361,000	Societe Generale SA, 6.22% (1 yr. CMT + 3.20%), due 06/15/33(b) 144A	327,370
810,000	Societe Generale SA, 6.37% (SOFR + 1.05%), due 01/21/26(b) 144A	804,993
1,034,000	Societe Generale SA, 6.45% (1 yr. CMT + 2.55%), due 01/10/29(b)(d) 144A	1,022,851
250,000	Sotheby's, 7.38%, due 10/15/27 144A	230,452
570,000	Southern California Edison Co., 3.45%, due 02/01/52	364,258
335,000	Southern California Edison Co., 4.00%, due 04/01/47	242,758
1,718,000	Southern Co., 3.25%, due 07/01/26	1,611,784
1,941,000	Southern Co., 4.85%, due 06/15/28	1,877,244
305,000	Southern Co., 5.70%, due 03/15/34	299,030
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,260,000
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(d)	622,725
344,000	Southwestern Energy Co., 4.75%, due 02/01/32	295,623
1,701,000	Spirit Realty LP REIT, 2.10%, due 03/15/28	1,433,519
555,000	Sprint LLC, 7.13%, due 06/15/24	558,856
231,000	Stagwell Global LLC, 5.63%, due 08/15/29 144A	186,814
158,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	122,329
680,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	563,886
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	22,581
20,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	18,559
244,000	Star Parent, Inc., 9.00%, due 10/01/30 144A	246,868
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	155,360
200,000	State Grid Overseas Investment BVI Ltd., 3.50%, due 05/04/27 144A	188,933
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)	280,177
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	798,377
3,545,000	Stellantis Finance U.S., Inc., 1.71%, due 01/29/27 144A	3,085,885
605,000	Stellantis Finance U.S., Inc., 2.69%, due 09/15/31 144A	466,787
117,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 05/15/29	102,819
419,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	363,373
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	331,419
654,000	Targa Resources Corp., 4.95%, due 04/15/52	503,882
597,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	503,011
140,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30(d) 144A	122,484
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	199,872
1,101,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	841,172
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	40,051
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	909,059
213,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	146,729
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	60,298
310,000	Thermo Fisher Scientific, Inc., 4.98%, due 08/10/30	301,840
70,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	56,817
681,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	599,590
2,669,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	2,576,003
1,475,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,307,365
1,065,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	817,234
627,000	T-Mobile USA, Inc., 5.75%, due 01/15/54	578,371
1,595,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28(d)	1,481,948
1,925,000	Toronto-Dominion Bank, 1.95%, due 01/12/27(d)	1,715,864
411,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	203,757
728,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25 144A	521,599
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	99,753
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	397,004
340,000	TransDigm, Inc., 5.50%, due 11/15/27	318,697
199,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	167,702
220,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	185,509
755,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	711,156
1,033,061	U.S. Airways Pass-Through Trust, 4.63%, due 12/03/26	995,029
1,931,000	U.S. Bancorp, 5.73% (SOFR + 1.43%), due 10/21/26(b)	1,915,415
938,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	885,403
688,000	Uber Technologies, Inc., 4.50%, due 08/15/29(d) 144A	616,263
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	668,014
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(b) 144A	277,675
2,497,000	UBS Group AG, 4.13%, due 04/15/26(d) 144A	2,375,172
364,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	355,778
587,047	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	523,554
457,529	United Airlines Pass-Through Trust, 3.65%, due 07/07/27	428,862
614,755	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	575,681
1,994,985	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,897,525
484,100	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	428,868
220,337	United Airlines Pass-Through Trust, 4.60%, due 09/01/27	207,927
304,501	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	295,012
613,000	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	598,207
1,554,811	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	1,543,368
622,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	575,839
203,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	174,697
175,000	United Rentals North America, Inc., 3.75%, due 01/15/32	141,443
321,000	United Rentals North America, Inc., 3.88%, due 11/15/27	290,889

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	139,131
575,000	United Rentals North America, Inc., 4.88%, due 01/15/28(d)	537,667
465,000	United Rentals North America, Inc., 5.25%, due 01/15/30(d)	430,696
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	624,901
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	102,020
120,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	102,391
1,213,000	UnitedHealth Group, Inc., 5.05%, due 04/15/53	1,086,246
553,000	Universal Health Services, Inc., 1.65%, due 09/01/26	487,664
550,000	Universal Health Services, Inc., 2.65%, due 10/15/30	429,049
120,000	University of Chicago, 2.76%, due 04/01/45	85,790
350,000	University of Southern California, 2.95%, due 10/01/51	221,984
513,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	397,972
354,000	Var Energi ASA, 7.50%, due 01/15/28 144A	363,870
916,000	Var Energi ASA, 8.00%, due 11/15/32 144A	963,362
225,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	225,777
705,000	Vector Group Ltd., 5.75%, due 02/01/29 144A	600,083
203,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	171,040
313,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	257,170
365,000	VeriSign, Inc., 2.70%, due 06/15/31	290,994
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	590,005
145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	110,319
873,000	Verizon Communications, Inc., 2.55%, due 03/21/31	695,569
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	334,424
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,069,540
670,000	Viatris, Inc., 2.70%, due 06/22/30	524,164
515,000	Viatris, Inc., 3.85%, due 06/22/40	335,718
631,000	Viatris, Inc., 4.00%, due 06/22/50	381,921
136,000	VICI Properties LP REIT, 5.13%, due 05/15/32	121,875
375,000	VICI Properties LP/VICI Note Co., Inc. REIT, 3.88%, due 02/15/29 144A	324,442
289,000	VICI Properties LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	246,105
610,000	VICI Properties LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	541,863
1,850,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,753,772
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	448,728
1,041,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	950,322
878,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	768,453
370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	340,562
351,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	344,678
321,000	Vodafone Group PLC, 5.63%, due 02/10/53	284,776
437,000	Vodafone Group PLC, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	434,460
66,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	37,768
340,000	WakeMed, 3.29%, due 10/01/52	213,004
474,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32	402,621
576,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42	445,791
2,607,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	1,938,661
1,637,000	Waste Management, Inc., 4.15%, due 04/15/32	1,491,321
1,481,000	Wells Fargo & Co., 2.39% (SOFR + 2.10%), due 06/02/28(b)	1,299,270
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,513,362
1,193,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	993,703
1,517,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,226,904
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
3,670,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	3,502,936
1,557,000	Wells Fargo & Co., 5.88%(f)(l)	1,530,655
514,000	Western Midstream Operating LP, 4.05%, due 02/01/30(c)	449,844
128,000	Western Midstream Operating LP, 6.15%, due 04/01/33	123,601
350,000	William Carter Co., 5.63%, due 03/15/27 144A	336,987
492,000	Williams Cos., Inc., 3.75%, due 06/15/27	457,692
419,000	Williams Cos., Inc., 4.65%, due 08/15/32	381,379
530,000	Williams Cos., Inc., 5.40%, due 03/02/26	526,059
460,000	WMG Acquisition Corp., 3.88%, due 07/15/30(d) 144A	389,077
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(d) 144A	222,712
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	475,704
190,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	170,819
50,000	XPO, Inc., 7.13%, due 06/01/31(d) 144A	49,302
610,000	Yale University, 2.40%, due 04/15/50	355,970
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	822,145
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,148,730
213,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	191,593
335,000	Zayo Group Holdings, Inc., 4.00%, due 03/01/27(d) 144A	249,006
311,000	Zayo Group Holdings, Inc., 6.13%, due 03/01/28(d) 144A	200,357
		521,786,679
	Mortgage Backed Securities - Private Issuers — 8.6%
143,998	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(l) 144A	129,690
230,276	Angel Oak Mortgage Trust, Series 2021-2, Class A1, 0.99%, due 04/25/66(l) 144A	187,070
442,108	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(l) 144A	351,134
441,755	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(l) 144A	360,407
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,490,354
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	1,944,914
260,503	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(l) 144A	204,838
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(l) 144A	71,790
3,110,000	Bank, Series 2017-BNK5, Class A4, Class A4, 3.13%, due 06/15/60	2,833,275
997,954	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	831,100
2,050,000	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,710,930
1,806,000	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,593,421
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,443,443
869,000	Bank, Series 2020-BN30, Class A4, 1.93%, due 12/15/53	657,079
3,000,000	Bank, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,403,960
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,759,103
6,900,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 06/15/28	7,047,890
100,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	96,664
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.25% (1 mo. USD Term SOFR + 0.92%), due 03/15/37(b) 144A	2,781,132
60,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	56,146
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,596,281
1,300,000	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.51%, due 09/15/56(e)	1,322,706
270,000	BBCMS Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(l) 144A	194,460

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
94,406	Bellemeade RE Ltd., Series 2021-2A, Class M1A, 6.52% (30 day USD SOFR Average + 1.20%), due 06/25/31(b) 144A	94,235
123,437	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	119,644
120,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	115,983
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,109,509
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	471,121
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,099,825
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,681,198
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,672,980
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,265,959
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	745,584
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,371,530
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,024,134
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,408,224
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,521,139
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56	3,031,664
2,265,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(l)	2,236,964
2,700,000	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.53%, due 08/15/56	2,743,240
222,684	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(l) 144A	194,445
1,535,000	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63 144A	1,492,094
1,053,652	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 6.37% (1 mo. USD Term SOFR + 1.03%), due 10/15/36(b) 144A	1,050,994
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 6.15% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,476,876
537,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	518,919
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	994,426
976,892	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(l) 144A	929,979
585,267	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	545,114
2,307,919	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,133,728
233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	201,414
27,500,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.60%, due 05/10/47(l) 144A	39,061
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	275,313
360,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 10/12/40(l) 144A	351,227
330,685	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(l) 144A	251,771
474,211	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(l) 144A	361,952
325,220	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(l) 144A	259,447
646,441	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(l) 144A	528,691
295,000	COMM Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(l) 144A	229,054
3,500,000	COMM Mortgage Trust, Series 2015-CR22, Class A5, Class A5, 3.31%, due 03/10/48	3,342,191
786,835	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	758,255
862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	817,924
190,000	COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	171,970
303,000	COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	286,066
1,048,493	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	937,084
975,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	881,193
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	884,536
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,809,048	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,462,566
214,090	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(l) 144A	197,885
288,294	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	258,416
702,440	CSMC Trust, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(l) 144A	687,200
263,889	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(l) 144A	219,625
239,215	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(l) 144A	194,791
167,694	CSMC Trust, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(l) 144A	127,546
561,224	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(l) 144A	440,071
312,332	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(l) 144A	256,927
145,811	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(l) 144A	114,255
504,275	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M1A, 6.32% (30 day USD SOFR Average + 1.00%), due 01/25/42(b) 144A	499,947
390,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M1B, 7.72% (30 day USD SOFR Average + 2.40%), due 02/25/42(b) 144A	392,721
380,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M1B, 8.22% (30 day USD SOFR Average + 2.90%), due 04/25/42(b) 144A	388,979
542,990	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.62% (30 day USD SOFR Average + 2.30%), due 01/25/43(b) 144A	550,666
1,964,058	Federal National Mortgage Association REMIC, Series 2020-51, Class BA, 2.00%, due 06/25/46	1,649,238
2,988,880	Federal National Mortgage Association REMIC, Series 2022-22, Class EA, 4.00%, due 05/25/49	2,760,002
260,662	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(l) 144A	212,042
604,707	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(l) 144A	459,324
1,271,694	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(l) 144A	965,953
240,135	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(l) 144A	200,056
207,119	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(l) 144A	165,104
314,455	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(l) 144A	252,327
356,243	GCAT Trust, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67(c) 144A	349,279
266,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	246,574
445,385	GS Mortgage Securities Corporation Trust, Series 2021-RENT, Class A, 6.15% (1 mo. USD Term SOFR + 0.81%), due 11/21/35(b) 144A	422,870
828,873	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	808,519
2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,527,535
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,275,038
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	977,823
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,453,923
143,061	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(l) 144A	120,672
53,959	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(l) 144A	48,326
180,243	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(l) 144A	145,977
354,334	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68(c) 144A	349,142
664,659	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	612,670
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	325,263

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
2,224,796	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53 144A	2,155,189
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	708,908
791,882	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	778,844
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	633,894
1,225,264	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,138,405
1,470,631	Legacy Mortgage Asset Trust, Series 2019-PR1, Class A1, 6.86%, due 09/25/59(c) 144A	1,467,277
705,378	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.88%, due 10/25/59(c) 144A	701,861
73,601	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(c) 144A	68,473
347,109	MetLife Securitization Trust, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(l) 144A	275,693
140,869	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(l) 144A	123,174
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,649,047
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	763,615
2,434,445	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, Class A4, 2.60%, due 09/15/49	2,221,807
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,423,772
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,252,062
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	765,357
145,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(l) 144A	90,987
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(l) 144A	152,914
147,135	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.18% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	143,106
207,290	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	184,565
131,715	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(l) 144A	104,537
286,399	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(l) 144A	215,338
483,713	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(l) 144A	362,670
433,013	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(l) 144A	365,308
1,660,772	PSMC Trust, Series 2021-2, Class A3, 2.50%, due 05/25/51(l) 144A	1,424,558
1,014,461	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	937,964
370,551	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, due 08/25/57(l)	341,613
1,497,434	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,375,510
617,784	Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	565,772
1,146,506	Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,045,078
880,562	Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00%, due 02/25/59	787,524
786,964	Seasoned Credit Risk Transfer Trust, Series 2020-1, Class MA, 2.50%, due 08/25/59	695,303
2,044,364	Seasoned Credit Risk Transfer Trust, Series 2022-1, Class MAU, 3.25%, due 11/25/61	1,794,767
247,494	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(l) 144A	235,615
1,636,534	Sequoia Mortgage Trust, Series 2021-1, Class A1, 2.50%, due 03/25/51(l) 144A	1,243,078
510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	368,283
506,412	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(l) 144A	422,289
260,383	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(l) 144A	234,523
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
277,976	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(l) 144A	259,936
231,651	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(l) 144A	212,545
104,664	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.43% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	104,589
332,537	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	288,693
518,598	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	494,305
91,652	Verus Securitization Trust, Series 2020-5, Class A1, 1.22%, due 05/25/65(c) 144A	84,538
338,315	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(l) 144A	282,071
206,036	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(l) 144A	156,405
481,983	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(l) 144A	380,263
141,383	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(l) 144A	126,200
6,757	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.68%, due 09/25/33(l)	6,223
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,349,228
3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,854,497
872,795	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	795,093
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,441,806
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,497,454
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,574,371
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	666,399
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,415,685
		140,022,677
	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.4%
1,155,878	Federal Home Loan Mortgage Corp., Pool # 841542, 5.16%, (30 day USD SOFR Average + 2.34%), due 02/01/53(b)	1,124,296
187,529	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	177,514
125,722	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	114,575
236,440	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	211,421
182,546	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	167,491
115,845	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	118,012
60,274	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	60,216
212,914	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	208,776
412,070	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	390,062
279,580	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	239,533
168,201	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	153,900
259,594	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	219,818
42,400	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	39,871
22,208	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	19,491
316,673	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	288,120
168,118	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	152,873
157,052	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	147,488
86,764	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	77,212
573,412	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	536,178

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
49,354	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	41,852
218,529	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	192,139
905,376	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	767,214
328,459	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	288,758
141,991	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	125,119
592,386	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	559,446
769,568	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	683,609
931,206	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	792,970
100,543	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	85,192
70,633	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	60,424
82,653	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	75,115
515,794	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	454,208
258,394	Federal Home Loan Mortgage Corp., Pool # G61995, 4.00%, due 11/01/44	237,021
62,782	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	55,348
274,500	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	232,870
169,475	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	149,636
24,323	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	21,425
148,009	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	140,632
208,315	Federal Home Loan Mortgage Corp., Pool # J34888, 2.50%, due 07/01/31	188,517
499,243	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	458,048
74,202	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	65,931
161,313	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	143,331
469,327	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	417,480
179,734	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	159,613
421,060	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	383,558
47,757	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	42,032
358,121	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	315,959
391,627	Federal Home Loan Mortgage Corp., Pool # Q42618, 3.00%, due 08/01/46	331,617
59,926	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	52,595
799,461	Federal Home Loan Mortgage Corp., Pool # Q44455, 3.50%, due 11/01/46	705,229
170,807	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	149,984
548,916	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	484,656
29,220	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	25,789
14,005	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	12,755
57,504	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	52,343
45,634	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	42,874
181,217	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	164,717
144,353	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	131,197
1,258,646	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	1,054,821
776,077	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	648,485
550,117	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	459,672
202,009	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	168,524
739,686	Federal Home Loan Mortgage Corp., Pool # QB4847, 2.50%, due 10/01/50	592,914
739,502	Federal Home Loan Mortgage Corp., Pool # QB6476, 2.50%, due 12/01/50	598,806
273,010	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	220,078
1,465,297	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,135,294
850,664	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	677,990
431,508	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	344,784
477,793	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	399,305
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
130,045	Federal Home Loan Mortgage Corp., Pool # QD9911, 2.50%, due 04/01/52	103,388
895,725	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	805,158
71,207	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	64,255
2,292,378	Federal Home Loan Mortgage Corp., Pool # QN1779, 2.50%, due 03/01/35	2,032,900
252,506	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	211,160
1,626,956	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,363,677
915,006	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	764,702
483,185	Federal Home Loan Mortgage Corp., Pool # RA2572, 3.50%, due 05/01/50	421,507
1,746,568	Federal Home Loan Mortgage Corp., Pool # RA2790, 2.50%, due 06/01/50	1,398,329
1,702,355	Federal Home Loan Mortgage Corp., Pool # RA2853, 2.50%, due 06/01/50	1,362,933
660,667	Federal Home Loan Mortgage Corp., Pool # RA3206, 2.00%, due 08/01/50	510,032
976,411	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	811,527
243,717	Federal Home Loan Mortgage Corp., Pool # RA5286, 2.50%, due 05/01/51	194,356
3,771,278	Federal Home Loan Mortgage Corp., Pool # RA5767, 2.50%, due 09/01/51	3,008,537
329,963	Federal Home Loan Mortgage Corp., Pool # RA6432, 2.50%, due 12/01/51	262,661
1,598,727	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,377,711
623,104	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	541,177
3,817,977	Federal Home Loan Mortgage Corp., Pool # RA7195, 3.50%, due 04/01/52	3,315,981
3,858,795	Federal Home Loan Mortgage Corp., Pool # RA7881, 5.00%, due 09/01/52	3,644,560
2,575,925	Federal Home Loan Mortgage Corp., Pool # RA7942, 5.50%, due 09/01/52	2,505,266
1,906,288	Federal Home Loan Mortgage Corp., Pool # RA8248, 5.00%, due 11/01/52	1,801,633
502,554	Federal Home Loan Mortgage Corp., Pool # RA8760, 5.50%, due 03/01/53	488,190
1,828,385	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,474,048
1,373,372	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,183,706
4,795,873	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	4,278,777
2,565,584	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	2,329,894
1,309,844	Federal Home Loan Mortgage Corp., Pool # SB8189, 4.00%, due 11/01/37	1,238,032
343,254	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	329,663
1,744,560	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,673,579
459,622	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	440,866
431,901	Federal Home Loan Mortgage Corp., Pool # SB8510, 2.00%, due 02/01/36	373,208
905,422	Federal Home Loan Mortgage Corp., Pool # SD0100, 3.00%, due 10/01/49	758,907
1,738,373	Federal Home Loan Mortgage Corp., Pool # SD0499, 3.00%, due 08/01/50	1,460,592
1,134,319	Federal Home Loan Mortgage Corp., Pool # SD0558, 2.50%, due 03/01/51	914,385
1,233,848	Federal Home Loan Mortgage Corp., Pool # SD0619, 4.00%, due 07/01/50	1,113,698
1,047,802	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	842,152
451,760	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	378,464
453,160	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	378,263
585,811	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	539,806
3,080,171	Federal Home Loan Mortgage Corp., Pool # SD1217, 2.00%, due 03/01/52	2,376,253
3,241,703	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,990,716
1,452,197	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,339,874
368,999	Federal Home Loan Mortgage Corp., Pool # SD1454, 4.50%, due 08/01/52	341,057
1,812,761	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,672,411
2,807,043	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,534,140
1,002,814	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	926,997
928,869	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	855,922
987,139	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	933,975
568,692	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	524,064

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,895,771	Federal Home Loan Mortgage Corp., Pool # SD1809, 4.50%, due 09/01/52	3,594,450
495,619	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	469,517
799,128	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	756,089
997,965	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	947,097
3,363,035	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	3,264,368
489,334	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	450,886
1,776,720	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,678,843
461,642	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	426,666
2,016,221	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,860,028
2,590,787	Federal Home Loan Mortgage Corp., Pool # SD3159, 5.00%, due 06/01/53	2,449,809
2,580,802	Federal Home Loan Mortgage Corp., Pool # SD3278, 5.00%, due 06/01/53	2,448,197
400,769	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	389,291
885,977	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	838,178
3,008,549	Federal Home Loan Mortgage Corp., Pool # SD3401, 5.00%, due 07/01/53	2,849,311
450,949	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	438,392
1,072,697	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	1,014,468
1,564,206	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,445,861
2,016,146	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,859,364
1,312,832	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,244,855
1,747,331	Federal Home Loan Mortgage Corp., Pool # SD3675, 6.00%, due 09/01/53	1,730,396
760,448	Federal Home Loan Mortgage Corp., Pool # SD3758, 6.00%, due 08/01/53	753,901
101,000	Federal Home Loan Mortgage Corp., Pool # SD3839, 5.50%, due 09/01/53	97,984
484,000	Federal Home Loan Mortgage Corp., Pool # SD3896, 6.00%, due 10/01/53	479,892
1,946,000	Federal Home Loan Mortgage Corp., Pool # SD3906, 6.00%, due 10/01/53	1,933,453
3,218,772	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	2,589,682
3,142,661	Federal Home Loan Mortgage Corp., Pool # SD7544, 3.00%, due 07/01/51	2,643,187
2,525,834	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	2,033,676
1,752,876	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,468,286
2,111,154	Federal Home Loan Mortgage Corp., Pool # SD7557, 4.50%, due 12/01/52	1,953,006
2,700	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,364
1,014,114	Federal Home Loan Mortgage Corp., Pool # SD8075, 3.50%, due 07/01/50	883,615
4,270,799	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,273,959
787,189	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	567,054
383,866	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	293,820
555,748	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	425,643
1,137,031	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	869,675
34,098	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	26,078
3,416,258	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,732,752
1,003,602	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	799,420
1,986,389	Federal Home Loan Mortgage Corp., Pool # SD8177, 2.00%, due 11/01/51	1,515,500
1,377,094	Federal Home Loan Mortgage Corp., Pool # SD8183, 2.50%, due 12/01/51	1,094,418
5,378,196	Federal Home Loan Mortgage Corp., Pool # SD8189, 2.50%, due 01/01/52	4,276,595
370,277	Federal Home Loan Mortgage Corp., Pool # SD8221, 3.50%, due 06/01/52	318,926
2,931,194	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,613,733
2,520,663	Federal Home Loan Mortgage Corp., Pool # SD8231, 4.50%, due 07/01/52	2,317,180
5,297,518	Federal Home Loan Mortgage Corp., Pool # SD8236, 3.50%, due 08/01/52	4,560,979
1,473,337	Federal Home Loan Mortgage Corp., Pool # SD8237, 4.00%, due 08/01/52	1,313,613
1,983,445	Federal Home Loan Mortgage Corp., Pool # SD8243, 3.50%, due 09/01/52	1,707,673
464,043	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	458,416
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
4,013,966	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,792,241
1,509,393	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,461,006
118,247	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	110,491
312,436	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	291,943
417,463	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	380,921
242,160	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	204,956
32,261	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	28,322
759,530	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	673,559
229,600	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	208,486
144,745	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	131,019
1,253,904	Federal Home Loan Mortgage Corp., Pool # ZS4763, 3.50%, due 04/01/48	1,098,420
4,457,826	Federal Home Loan Mortgage Corp., Pool # ZS7930, 3.00%, due 01/01/33	4,124,909
393,582	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	400,378
185,233	Federal Home Loan Mortgage Corp., Pool # ZT1748, 5.00%, due 01/01/49	177,816
355,417	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	301,109
11,928,189	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.48%, due 01/25/30(l) 144A	797,696
1,247,753	Federal Home Loan Mortgage Corp. REMIC, Series 4682, Class KZ, 3.50%, due 09/15/46	1,096,958
1,177,527	Federal Home Loan Mortgage Corp. REMIC, Series 4710, Class KZ, 3.50%, due 08/15/47	1,012,736
1,334,262	Federal Home Loan Mortgage Corp. REMIC, Series 4739, Class Z, 3.50%, due 11/15/47	1,174,482
3,312,990	Federal Home Loan Mortgage Corp. REMIC, Series 5202, Class TA, 2.50%, due 12/25/48	2,891,217
1,000,000	Federal Home Loan Mortgage Corp. REMIC, Series 5250, Class NH, 3.00%, due 08/25/52	796,392
36,304	Federal Home Loan Mortgage Corp. REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	36,893
179,797	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	176,147
174,629	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	160,014
117,339	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	116,591
209,674	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	209,000
147,850	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	144,120
10,060	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	8,932
299,734	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	256,447
477,510	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	423,843
133,158	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	108,548
262,780	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	222,935
105,322	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	96,496
824,209	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	705,146
1,714,479	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,620,648
165,158	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	156,129
128,304	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	130,521
354,600	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	324,898
70,035	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	68,233
341,818	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	322,663
286,452	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	254,426
143,111	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	131,164
304,784	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	288,102
573,022	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	510,172

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
362,368	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	332,680
376,283	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	333,711
431,339	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	382,607
27,437	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	24,365
568,568	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	522,314
525,183	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	461,660
488,535	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	444,036
38,679	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	34,090
42,216	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	37,027
110,414	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	97,350
66,605	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	61,024
47,211	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	40,392
169,199	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	144,762
31,629	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	27,063
296,442	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	260,502
34,751	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	30,560
9,521	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	8,367
127,334	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	111,907
71,535	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	65,188
99,494	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	90,698
157,119	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	137,951
71,686	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	62,852
107,725	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	95,721
177,966	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	143,372
34,195	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	28,900
117,275	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	102,652
75,184	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	63,620
28,970	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	26,344
188,873	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	159,837
404,006	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	367,211
73,903	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	64,808
30,554	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	27,991
257,132	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	233,858
2,881,017	Federal National Mortgage Association, Pool # BJ0104, 3.50%, due 10/01/47	2,524,083
417,890	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	389,923
224,810	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	210,509
120,248	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	106,022
112,582	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	102,294
659,868	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	581,867
750,846	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	672,828
503,371	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	425,817
45,828	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	38,777
182,948	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	154,800
149,305	Federal National Mortgage Association, Pool # BM3286, 4.50%, due 11/01/47	142,301
363,245	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	318,238
277,942	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	259,376
133,092	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	117,455
734,148	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	666,365
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
535,827	Federal National Mortgage Association, Pool # BM4377, 4.44%, (1 yr. RFUCC + 1.89%), due 04/01/38(b)	547,830
9,140	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	8,027
481,859	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	412,329
632,065	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	535,855
142,575	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	124,909
46,703	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	40,917
257,457	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	233,718
100,752	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	91,782
225,566	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	190,352
8,285	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	7,258
591,509	Federal National Mortgage Association, Pool # BM6482, 4.87%, (1 yr. RFUCC + 1.58%), due 04/01/47(b)	601,454
772,578	Federal National Mortgage Association, Pool # BN6216, 4.50%, due 03/01/49	724,593
203,622	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	177,965
8,667	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	7,240
386,982	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	340,071
236,261	Federal National Mortgage Association, Pool # BP2898, 4.00%, due 03/01/50	212,783
520,308	Federal National Mortgage Association, Pool # BP3048, 3.00%, due 03/01/50	434,351
347,673	Federal National Mortgage Association, Pool # BP5462, 2.50%, due 06/01/50	280,950
283,729	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	236,768
1,357,664	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,087,308
5,238,867	Federal National Mortgage Association, Pool # BP9250, 2.50%, due 07/01/50	4,195,663
697,418	Federal National Mortgage Association, Pool # BQ3132, 2.00%, due 10/01/50	545,404
482,553	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	389,781
920,538	Federal National Mortgage Association, Pool # BU8763, 3.00%, due 04/01/52	764,076
1,368,380	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	1,149,649
3,277,981	Federal National Mortgage Association, Pool # BW9918, 5.00%, due 10/01/52	3,102,916
766,588	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	720,199
483,220	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	424,617
302,326	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	264,871
12,917	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	11,725
256,238	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	231,481
612,456	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	586,140
411,482	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	344,364
32,513	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	27,186
544,835	Federal National Mortgage Association, Pool # CA4831, 4.50%, due 12/01/49	506,685
469,706	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	392,045
2,827,391	Federal National Mortgage Association, Pool # CA5354, 3.50%, due 03/01/50	2,475,534
555,334	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	484,270
353,990	Federal National Mortgage Association, Pool # CA5571, 4.00%, due 04/01/50	319,531
4,909,009	Federal National Mortgage Association, Pool # CA6097, 3.50%, due 06/01/50	4,267,393
2,860,256	Federal National Mortgage Association, Pool # CA6635, 2.50%, due 08/01/50	2,311,180
1,166,973	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	972,734
1,377,020	Federal National Mortgage Association, Pool # CA6777, 4.50%, due 08/01/50	1,274,925
355,251	Federal National Mortgage Association, Pool # CA6799, 2.00%, due 08/01/50	273,580
584,086	Federal National Mortgage Association, Pool # CA6871, 2.50%, due 08/01/35	516,492
1,322,337	Federal National Mortgage Association, Pool # CA6872, 2.50%, due 08/01/35	1,169,707
773,369	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	624,063

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,571,223	Federal National Mortgage Association, Pool # CA8062, 2.50%, due 12/01/50	2,863,820
127,593	Federal National Mortgage Association, Pool # CA8895, 2.50%, due 02/01/51	102,058
154,920	Federal National Mortgage Association, Pool # CA9090, 2.50%, due 02/01/51	123,860
1,413,974	Federal National Mortgage Association, Pool # CA9227, 2.50%, due 02/01/51	1,138,534
5,841,674	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,714,166
1,345,715	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	1,030,183
2,959,405	Federal National Mortgage Association, Pool # CB2095, 3.00%, due 11/01/51	2,451,819
539,650	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	432,885
454,718	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	365,011
470,301	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	409,836
817,568	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	653,856
2,150,438	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,925,487
1,079,501	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	996,174
443,050	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	408,327
4,155,733	Federal National Mortgage Association, Pool # CB4088, 4.00%, due 07/01/52	3,731,462
1,237,854	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,138,037
2,199,135	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	2,043,115
2,030,705	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,866,954
2,391,165	Federal National Mortgage Association, Pool # CB4620, 5.00%, due 09/01/52	2,258,403
515,745	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	475,814
379,231	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	358,382
2,343,720	Federal National Mortgage Association, Pool # CB4908, 5.50%, due 10/01/52	2,278,118
1,827,213	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,736,772
1,535,397	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,454,132
602,827	Federal National Mortgage Association, Pool # CB6222, 5.50%, due 05/01/53	585,180
1,326,948	Federal National Mortgage Association, Pool # CB6247, 5.00%, due 05/01/53	1,260,034
710,397	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	600,671
188,956	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	165,547
188,545	Federal National Mortgage Association, Pool # FM1266, 5.00%, due 07/01/49	180,943
137,910	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	117,400
549,759	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	468,355
573,217	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	482,113
291,189	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	246,544
396,592	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	331,736
289,575	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	242,188
2,936,168	Federal National Mortgage Association, Pool # FM2217, 3.00%, due 03/01/47	2,511,954
1,919,110	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,641,806
787,105	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	712,851
374,468	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	338,288
406,894	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	353,747
553,073	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	522,847
365,942	Federal National Mortgage Association, Pool # FM2674, 4.00%, due 03/01/50	330,395
1,297,559	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	1,136,086
721,180	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	582,637
1,453,387	Federal National Mortgage Association, Pool # FM4532, 3.00%, due 09/01/50	1,212,848
2,877,854	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	2,230,346
28,953	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	26,182
2,395,653	Federal National Mortgage Association, Pool # FM5721, 3.00%, due 12/01/40	2,063,277
606,920	Federal National Mortgage Association, Pool # FM5875, 4.50%, due 04/01/50	566,744
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
979,822	Federal National Mortgage Association, Pool # FM5996, 4.50%, due 03/01/49	916,783
760,641	Federal National Mortgage Association, Pool # FM6273, 3.00%, due 12/01/34	703,786
1,972,901	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,529,107
827,142	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	729,785
746,580	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	678,762
267,305	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	221,585
1,151,943	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	1,045,140
1,808,162	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,635,786
573,860	Federal National Mortgage Association, Pool # FM8161, 2.50%, due 08/01/51	461,250
1,880,216	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,700,769
1,497,890	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	1,353,326
921,561	Federal National Mortgage Association, Pool # FM8422, 2.50%, due 08/01/51	735,079
906,287	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	728,278
1,523,731	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,383,253
1,576,115	Federal National Mortgage Association, Pool # FM9412, 2.50%, due 11/01/51	1,267,941
1,406,559	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,215,836
397,813	Federal National Mortgage Association, Pool # FM9468, 2.50%, due 11/01/51	320,030
1,205,816	Federal National Mortgage Association, Pool # FM9674, 3.50%, due 06/01/49	1,056,434
984,270	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	790,846
3,944,630	Federal National Mortgage Association, Pool # FM9728, 2.50%, due 11/01/51	3,167,636
555,909	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	502,678
1,065,199	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	856,954
1,163,587	Federal National Mortgage Association, Pool # FS0065, 4.50%, due 12/01/50	1,088,483
1,150,555	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	920,360
2,334,362	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,941,715
133,558	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	121,196
2,137,341	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,780,624
396,352	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	329,018
463,279	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	386,876
757,249	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	654,238
1,370,409	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,139,804
567,023	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	495,581
422,593	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	353,351
1,332,151	Federal National Mortgage Association, Pool # FS1590, 2.50%, due 04/01/52	1,065,328
348,599	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	316,438
536,516	Federal National Mortgage Association, Pool # FS1624, 2.50%, due 10/01/51	430,932
232,355	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	207,693
2,915,451	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,333,020
1,371,022	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,240,876
2,502,628	Federal National Mortgage Association, Pool # FS2167, 4.50%, due 06/01/52	2,306,227
2,557,195	Federal National Mortgage Association, Pool # FS2238, 4.00%, due 03/01/51	2,311,151
77,400	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	69,568
285,945	Federal National Mortgage Association, Pool # FS2415, 4.50%, due 08/01/52	264,326
4,269,923	Federal National Mortgage Association, Pool # FS2616, 5.00%, due 08/01/52	4,059,829
1,715,357	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,586,855
1,205,369	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	1,094,806
517,747	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	478,962
171,108	Federal National Mortgage Association, Pool # FS3045, 5.00%, due 10/01/52	162,120
659,832	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	608,014

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
680,657	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	627,959
2,087,293	Federal National Mortgage Association, Pool # FS3175, 4.50%, due 11/01/52	1,929,248
576,093	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	553,302
384,063	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	368,390
1,823,232	Federal National Mortgage Association, Pool # FS3359, 5.50%, due 12/01/52	1,773,218
693,727	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	677,934
153,104	Federal National Mortgage Association, Pool # FS3407, 5.50%, due 12/01/52	148,819
196,834	Federal National Mortgage Association, Pool # FS3409, 5.50%, due 12/01/52	190,912
989,055	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	937,034
231,347	Federal National Mortgage Association, Pool # FS3433, 5.50%, due 12/01/52	224,629
1,114,588	Federal National Mortgage Association, Pool # FS3434, 5.50%, due 12/01/52	1,083,389
1,861,472	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,717,276
4,123,165	Federal National Mortgage Association, Pool # FS3669, 4.00%, due 03/01/46	3,778,178
1,322,175	Federal National Mortgage Association, Pool # FS3811, 4.50%, due 12/01/52	1,218,292
2,340,284	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	2,210,326
1,905,318	Federal National Mortgage Association, Pool # FS4300, 5.50%, due 04/01/53	1,848,431
1,237,023	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,139,823
1,601,359	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,428,752
410,671	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	379,559
1,403,664	Federal National Mortgage Association, Pool # FS5373, 2.00%, due 04/01/37	1,209,310
2,571,276	Federal National Mortgage Association, Pool # FS5397, 5.00%, due 07/01/53	2,439,160
3,000,091	Federal National Mortgage Association, Pool # FS5625, 5.00%, due 08/01/53	2,852,519
72,470	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	61,335
106,173	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	86,001
18,035	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	16,387
2,546,214	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	2,154,625
1,796,393	Federal National Mortgage Association, Pool # MA2868, 2.50%, due 01/01/32	1,623,146
315,284	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	285,564
384,175	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	347,104
87,370	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	76,683
413,357	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	373,468
403,539	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	364,593
82,092	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	75,961
3,333,590	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,920,599
140,352	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	127,743
99,925	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	87,742
253,804	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	222,359
84,077	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	79,060
55,547	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	52,013
238,845	Federal National Mortgage Association, Pool # MA3414, 3.50%, due 07/01/48	208,800
75,569	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	66,205
61,460	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	55,603
616,873	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	515,734
3,982,159	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,328,427
126,823	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	105,800
363,850	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	330,434
717,827	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	550,993
460,597	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	384,442
125,354	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	100,697
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,654,606	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,270,081
412,872	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	297,457
329,266	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	266,861
752,031	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	576,373
3,512,874	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,530,865
504,040	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	408,509
495,308	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	356,845
1,786,987	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,368,749
982,256	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	709,337
2,005,012	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,534,340
515,543	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	415,964
101,731	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	77,839
3,221,051	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	2,457,949
11,463,139	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	8,769,793
1,520,225	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,214,737
931,256	Federal National Mortgage Association, Pool # MA4329, 2.00%, due 05/01/36	800,661
285,385	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	230,146
324,416	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	258,655
1,226,493	Federal National Mortgage Association, Pool # MA4361, 2.50%, due 06/01/36	1,084,114
2,949,246	Federal National Mortgage Association, Pool # MA4378, 2.00%, due 07/01/51	2,255,802
420,762	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	349,282
167,571	Federal National Mortgage Association, Pool # MA4398, 2.00%, due 08/01/51	128,162
454,917	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	362,870
959,089	Federal National Mortgage Association, Pool # MA4414, 2.50%, due 09/01/51	764,966
830,921	Federal National Mortgage Association, Pool # MA4418, 2.00%, due 09/01/36	714,638
3,597,951	Federal National Mortgage Association, Pool # MA4437, 2.00%, due 10/01/51	2,748,715
1,849,041	Federal National Mortgage Association, Pool # MA4493, 2.50%, due 12/01/51	1,471,042
2,951,805	Federal National Mortgage Association, Pool # MA4497, 2.00%, due 12/01/36	2,534,967
460,560	Federal National Mortgage Association, Pool # MA4512, 2.50%, due 01/01/52	366,268
946,814	Federal National Mortgage Association, Pool # MA4536, 2.00%, due 02/01/37	813,124
449,343	Federal National Mortgage Association, Pool # MA4548, 2.50%, due 02/01/52	357,712
1,002,820	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	831,521
476,373	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	410,520
1,290,841	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,151,130
3,758,470	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	3,455,188
952,854	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	900,541
462,588	Federal National Mortgage Association REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	461,915
1,380,154	Federal National Mortgage Association REMIC, Series 2012-134, Class ZC, 2.50%, due 12/25/42	966,341
2,413	Federal National Mortgage Association REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	2,431
937,457	Federal National Mortgage Association REMIC, Series 2017-66, Class BD, Class BD, 3.00%, due 09/25/47	807,349
13,693	Federal National Mortgage Association-ACES, Series 2018-M10, Class A1, 3.47%, due 07/25/28(l)	13,577
119,693	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	113,746
22,732	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	21,595
135,513	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	125,570
125,295	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	116,100

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
319,858	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	303,734
492,377	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	467,547
256,435	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	236,171
18,866	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	16,285
1,635,900	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,509,796
181,415	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	173,534
3,008,728	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,468,327
446,400	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	413,615
104,457	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	89,452
679,581	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	605,581
390,356	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	347,849
185,702	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	166,306
27,745	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	23,930
125,059	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	112,006
70,523	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	60,828
239,389	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	206,469
191,868	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	172,183
40,248	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	34,714
131,399	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	121,411
58,354	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	50,333
120,271	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	107,294
97,691	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	90,009
88,044	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	75,938
203,547	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	180,659
82,328	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	75,657
122,535	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	112,632
231,774	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	220,362
199,890	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	171,073
382,199	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	340,147
282,422	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	243,435
458,404	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	395,768
131,324	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	116,818
77,710	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	73,787
69,580	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	57,844
109,203	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	100,100
170,613	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	147,312
160,268	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	142,447
408,775	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	375,882
117,676	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	107,852
470,556	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	416,247
56,878	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	53,415
19,521	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	18,333
230,290	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	209,667
132,487	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	117,574
133,530	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	122,000
109,037	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	102,219
47,117	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	45,359
79,155	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	70,138
74,489	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	67,936
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
263,447	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	226,268
512,038	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	437,865
474,494	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	419,349
184,477	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	157,186
427,645	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	365,255
54,223	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	44,526
248,709	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	204,069
189,193	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	155,232
364,826	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	289,911
1,996,067	Government National Mortgage Association, Pool # MA7312, 2.50%, due 04/20/51	1,635,877
371,903	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	304,768
444,808	Government National Mortgage Association, Pool # MA7471, 2.00%, due 07/20/51	352,797
3,661,780	Government National Mortgage Association, Pool # MA7534, 2.50%, due 08/20/51	2,997,909
595,363	Government National Mortgage Association, Pool # MA7588, 2.00%, due 09/20/51	471,744
1,872,633	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	1,533,039
456,087	Government National Mortgage Association, Pool # MA7649, 2.50%, due 10/20/51	373,368
1,861,344	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,583,504
426,009	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	361,729
1,886,721	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,701,322
1,953,092	Government National Mortgage Association, Pool # MA8201, 4.50%, due 08/20/52	1,807,746
3,344,495	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,739,434
1,187,479	Government National Mortgage Association REMIC, Series 2018-135, Class Z, 3.50%, due 10/20/48	960,882
500,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 10/01/52	404,512
2,000,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 10/01/53	1,653,984
500,000	Uniform Mortgage-Backed Security, TBA, 4.00%, due 10/01/53	445,195
3,500,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 10/01/38	3,408,672
1,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 10/01/53	1,449,668
		462,650,699
	Municipal Obligations — 0.9%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	55,440
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	380,618
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,322,512
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,118,051
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(g)	76,921
337,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	230,096
1,280,365	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,232,442
456,000	Michigan State University, 4.17%, due 08/15/22(g)	323,413
347,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	369,607
2,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	1,634
930,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.77%, due 08/01/36	936,832
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,353,401
330,000	State Board of Administration Finance Corp., 1.71%, due 07/01/27	288,185
885,000	State of California, 7.50%, due 04/01/34	1,022,402
655,000	State of California, 7.55%, due 04/01/39	772,158
935,000	State of Connecticut, 3.98%, due 06/15/29	883,099
1,785,000	State of Connecticut, 4.51%, due 05/15/28	1,746,490

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Municipal Obligations — continued
1,690,000		University of Michigan, 4.45%, due 04/01/22(g)	1,294,766
595,000		University of Virginia, 2.58%, due 11/01/51	363,234
185,000		University of Virginia, 4.18%, due 09/01/17(g)	138,067
			13,909,368
		Sovereign Debt Obligations — 0.3%
200,000		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(c)	51,657
395,000		Bank Gospodarstwa Krajowego, 5.38%, due 05/22/33 144A	373,453
200,000		Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	161,600
215,000		Export-Import Bank of India, 3.88%, due 02/01/28 144A	199,177
450,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	417,860
200,000		Japan Bank for International Cooperation, 3.38%, due 10/31/23	199,639
200,000		Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	192,669
200,000		Korea National Oil Corp., 4.75%, due 04/03/26 144A	196,359
205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	199,951
290,000		Mexico Government International Bonds, 3.50%, due 02/12/34	227,478
45,000		Peru Government International Bonds, 2.78%, due 01/23/31	36,962
340,000		Province of Alberta, 1.30%, due 07/22/30	267,475
210,000		Province of Alberta, 3.30%, due 03/15/28	196,296
100,000		Province of Manitoba, 2.13%, due 06/22/26	92,554
220,000		Province of Quebec, 2.75%, due 04/12/27	204,409
671,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	608,890
314,000	EUR	Saudi Government International Bonds, 0.75%, due 07/09/27 144A	296,950
789,000		Saudi Government International Bonds, 4.38%, due 04/16/29 144A	753,388
			4,676,767
		U.S. Government and Agency Obligations — 18.5%
75,000		Federal National Mortgage Association, 0.88%, due 08/05/30	57,946
210,000		Federal National Mortgage Association, 2.50%, due 02/05/24	207,808
310,000		Federal National Mortgage Association, 4.34%, due 03/17/31(m)	213,857
545,000		Federal National Mortgage Association, 6.63%, due 11/15/30	603,631
210,000		Tennessee Valley Authority, 1.50%, due 09/15/31	162,444
60,000		Tennessee Valley Authority, 7.13%, due 05/01/30	67,210
2,680,000		U.S. Treasury Bonds, 1.25%, due 05/15/50	1,265,096
13,503,000		U.S. Treasury Bonds, 1.75%, due 08/15/41	8,414,584
3,390,000		U.S. Treasury Bonds, 1.88%, due 02/15/41	2,188,272
2,678,000		U.S. Treasury Bonds, 1.88%, due 02/15/51	1,501,615
13,330,000		U.S. Treasury Bonds, 2.00%, due 11/15/41	8,655,388
6,585,000		U.S. Treasury Bonds, 2.00%, due 08/15/51	3,801,294
21,270,000		U.S. Treasury Bonds, 2.25%, due 05/15/41(n)	14,602,354
9,069,000		U.S. Treasury Bonds, 2.25%, due 02/15/52	5,568,402
18,970,000		U.S. Treasury Bonds, 2.38%, due 02/15/42	13,118,570
70,000		U.S. Treasury Bonds, 2.50%, due 02/15/45	47,555
8,920,000		U.S. Treasury Bonds, 3.00%, due 02/15/49	6,521,705
27,463,000		U.S. Treasury Bonds, 3.00%, due 08/15/52	20,019,025
29,039,000		U.S. Treasury Bonds, 3.38%, due 08/15/42	23,534,635
8,859,000		U.S. Treasury Bonds, 3.38%, due 11/15/48	6,950,681
915,900		U.S. Treasury Bonds, 3.63%, due 08/15/43	764,472
3,800,000		U.S. Treasury Bonds, 3.63%, due 02/15/53	3,143,609
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
18,784,000	U.S. Treasury Bonds, 3.63%, due 05/15/53	15,556,967
8,559,000	U.S. Treasury Bonds, 3.88%, due 05/15/43	7,442,318
19,571,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	17,373,850
6,135,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	5,439,061
13,161,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	12,280,858
2,447,424	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2,134,595
13,736,000	U.S. Treasury Notes, 2.75%, due 08/15/32	11,896,664
6,455,000	U.S. Treasury Notes, 3.00%, due 06/30/24	6,337,728
7,908,000	U.S. Treasury Notes, 3.38%, due 05/15/33	7,172,803
14,053,000	U.S. Treasury Notes, 3.50%, due 01/31/28	13,413,479
1,607,000	U.S. Treasury Notes, 3.63%, due 05/15/26	1,557,848
18,609,000	U.S. Treasury Notes, 3.63%, due 05/31/28	17,837,744
21,275,000	U.S. Treasury Notes, 3.88%, due 08/15/33	20,104,875
25,278,000	U.S. Treasury Notes, 4.13%, due 08/31/30	24,539,408
1,163,000	U.S. Treasury Notes, 4.38%, due 08/31/28	1,151,552
5,929,000	U.S. Treasury STRIPS Coupon, 0.97%, due 08/15/30(m)	4,307,612
2,310,000	U.S. Treasury STRIPS Coupon, 1.74%, due 02/15/40(m)	1,010,928
1,750,000	U.S. Treasury STRIPS Coupon, 2.25%, due 11/15/42(m)	663,249
3,430,000	U.S. Treasury STRIPS Coupon, 2.49%, due 11/15/40(m)	1,437,915
4,925,000	U.S. Treasury STRIPS Coupon, 2.57%, due 02/15/43(m)	1,843,637
726,000	U.S. Treasury STRIPS Coupon, 2.57%, due 11/15/43(m)	262,070
2,395,000	U.S. Treasury STRIPS Coupon, 2.65%, due 08/15/44(m)(n)	835,629
7,215,000	U.S. Treasury STRIPS Coupon, 2.73%, due 11/15/41(m)	2,868,234
1,975,000	U.S. Treasury STRIPS Coupon, 3.00%, due 05/15/42(m)	766,098
1,395,000	U.S. Treasury STRIPS Coupon, 3.39%, due 02/15/39(m)	648,768
1,695,000	U.S. Treasury STRIPS Coupon, 4.00%, due 02/15/41(m)	700,973
		300,995,016
	TOTAL DEBT OBLIGATIONS (COST $1,808,217,390)	1,615,740,433

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(i)(k)	26,796
	TOTAL COMMON STOCK (COST $234,312)	26,796

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.6%
	Mutual Fund - Securities Lending Collateral — 1.4%
22,182,968	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(o)(p)	22,182,968

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value	Description	Value ($)
	U.S. Government and Agency Obligation — 0.2%
3,400,000	U.S. Treasury Bills, 5.03%, due 10/12/23(m)	3,395,020
	TOTAL SHORT-TERM INVESTMENTS (COST $25,577,487)	25,577,988
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.9% (Cost $1,834,029,189)	1,641,345,217
	TBA SALE COMMITMENTS — (0.2)%
(3,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 10/13/52	(2,381,597)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $2,451,211)	(2,381,597)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 100.7% (Cost $1,831,577,978)	1,638,963,620
	Other Assets and Liabilities (net) — (0.7)%	(11,598,957)
	NET ASSETS — 100.0%	$1,627,364,663

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of September 30, 2023.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)	All or a portion of this security is out on loan.
(e)	When-issued security.
(f)	Security is perpetual and has no stated maturity date.
(g)	Year of maturity is greater than 2100.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(i)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(j)	Security is currently in default.
(k)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $27,120 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at September 30, 2023 was $234,312.

(l)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(m)	Interest rate presented is yield to maturity.
(n)	All or a portion of this security is pledged for open futures and open centrally cleared swaps collateral.
(o)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(p)	Represents an investment of securities lending cash collateral.
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $298,220,781 which represents 18.3% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	12,883,127	USD	13,630,349	10/03/23	Barclays Bank PLC	$9,663
USD	13,647,110	EUR	12,883,127	11/02/23	Barclays Bank PLC	(9,730)
USD	13,919,925	EUR	12,883,127	10/03/23	JPMorgan Chase Bank N.A.	279,914
						$279,847
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
23	SOFR 90-Day	Mar 2024	$5,436,625	$(3,763)
256	U.S. Treasury Note 10-Year	Dec 2023	27,664,000	(491,632)
182	U.S. Treasury Note 2-Year	Dec 2023	36,893,391	(124,976)
272	U.S. Treasury Note 5-Year	Dec 2023	28,657,750	(244,943)
56	U.S. Ultra Bond	Dec 2023	6,646,500	(119,773)
				$(985,087)
Sales
301	U.S. Long Bond	Dec 2023	$34,248,156	$1,760,109
89	U.S. Ultra 10-Year	Dec 2023	9,929,063	289,406
				$2,049,515
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.70%	Annual	09/25/26	$154	USD	830,000	$(1,227)	$(1,381)
SOFR	Annual	4.81%	Annual	08/31/25	—	USD	11,925,000	46,022	46,022
4.95%	Annual	SOFR	Annual	03/08/25	—	USD	3,816,000	(17,313)	(17,313)
5.09%	Annual	SOFR	Annual	03/10/25	—	USD	10,650,000	(27,605)	(27,605)
5.11%	Annual	SOFR	Annual	03/09/25	—	USD	4,664,000	(10,700)	(10,700)
5.38%	At Maturity	SOFR	At Maturity	08/31/24	—	USD	23,125,000	(19,378)	(19,378)
									$(30,355)

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.3
Futures Contracts	0.1
Equities	0.0*
Swaps	(0.0)*
TBA Sale Commitments	(0.2)
Forward Foreign Currency Contracts	(0.9)
Short-Term Investments	1.6
Other Assets and Liabilities (net)	0.1
100.0

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 93.8%
	Asset Backed Securities — 6.8%
500,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class C, 7.82% (3 mo. USD Term SOFR + 2.51%), due 10/15/34(b) 144A	479,068
220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 6.96% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	220,506
639,553	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 6.08% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	584,640
650,000	AGL CLO 22 Ltd., Series 2022-22A, Class D, 10.33% (3 mo. USD Term SOFR + 5.00%), due 10/20/35(b) 144A	656,157
500,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class DR, 8.21% (3 mo. USD Term SOFR + 2.90%), due 01/17/32(b) 144A	479,962
650,000	Alinea CLO Ltd., Series 2018-1A, Class D, 8.69% (3 mo. USD Term SOFR + 3.36%), due 07/20/31(b) 144A	635,649
1,000,000	AMMC CLO 27 Ltd., Series 2022-27A, Class D, 11.34% (3 mo. USD Term SOFR + 6.01%), due 01/20/36(b) 144A	997,327
3,640,000	Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, 6.74% (3 mo. USD Term SOFR + 1.43%), due 07/15/34(b) 144A	3,604,874
300,000	Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, 11.13% (3 mo. USD Term SOFR + 5.76%), due 01/28/31(b) 144A	272,306
1,000,000	Apex Credit CLO Ltd., Series 2019-1A, Class BR, 7.97% (3 mo. USD Term SOFR + 2.66%), due 04/18/32(b) 144A	973,841
420,000	Apidos CLO XXII Ltd., Series 2015-22A, Class DR, 12.34% (3 mo. USD Term SOFR + 7.01%), due 04/20/31(b) 144A	408,109
850,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	840,910
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.80% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	614,404
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	383,892
500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 8.69% (3 mo. USD Term SOFR + 3.36%), due 10/20/34(b) 144A	468,528
550,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, 9.00% (3 mo. USD Term SOFR + 3.65%), due 04/22/35(b) 144A	542,769
500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 9.64% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	503,869
550,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class D, 9.33% (3 mo. USD Term SOFR + 4.00%), due 04/20/34(b) 144A	534,538
1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 12.44% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	948,955
275,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 8.74% (3 mo. USD Term SOFR + 3.41%), due 04/20/31(b) 144A	270,714
415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 7.12% (3 mo. USD Term SOFR + 1.81%), due 07/15/32(b) 144A	411,737
250,000	Barings CLO Ltd., Series 2016-2A, Class ER2, 12.09% (3 mo. USD Term SOFR + 6.76%), due 01/20/32(b) 144A	240,704
850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 12.47% (3 mo. USD Term SOFR + 7.12%), due 07/25/34(b) 144A	802,646
250,000	Bristol Park CLO Ltd., Series 2016-1A, Class ER, 12.57% (3 mo. USD Term SOFR + 7.26%), due 04/15/29(b) 144A	237,385
650,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class DR, 8.67% (3 mo. USD Term SOFR + 3.36%), due 07/18/34(b) 144A	618,660
280,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.98% (3 mo. USD Term SOFR + 6.67%), due 04/15/34(b) 144A	259,026

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
500,000	Canyon CLO Ltd., Series 2020-1A, Class BR, 7.27% (3 mo. USD Term SOFR + 1.96%), due 07/15/34(b) 144A	492,398
255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 7.27% (3 mo. USD Term SOFR + 1.96%), due 10/15/34(b) 144A	251,828
1,300,000	Carlyle U.S. CLO Ltd., Series 2019-2A, Class DR, 12.07% (3 mo. USD Term SOFR + 6.76%), due 07/15/32(b) 144A	1,291,524
1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 7.06% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,433,637
510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 7.22% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	502,499
1,060,000	CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, 7.53% (3 mo. USD Term SOFR + 2.20%), due 01/20/35(b) 144A	1,064,931
750,000	Catskill Park CLO Ltd., Series 2017-1A, Class D, 11.59% (3 mo. USD Term SOFR + 6.26%), due 04/20/29(b) 144A	661,027
1,020,000	CBAM Ltd., Series 2018-6A, Class B2R, 7.67% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,020,656
250,000	CIFC Funding Ltd., Series 2017-1A, Class D, 9.10% (3 mo. USD Term SOFR + 3.76%), due 04/23/29(b) 144A	250,931
700,000	CIFC Funding Ltd., Series 2017-3A, Class C, 9.24% (3 mo. USD Term SOFR + 3.91%), due 07/20/30(b) 144A	684,667
750,000	CIFC Funding Ltd., Series 2018-1A, Class C, 7.32% (3 mo. USD Term SOFR + 2.01%), due 04/18/31(b) 144A	727,897
255,000	Clover CLO Ltd., Series 2019-1A, Class BR, 7.16% (3 mo. USD Term SOFR + 1.85%), due 04/18/35(b) 144A	249,285
916,800	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.64%, due 04/20/49 144A	867,051
500,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, 8.22% (3 mo. USD Term SOFR + 2.91%), due 04/18/31(b) 144A	472,809
900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 11.62% (3 mo. USD Term SOFR + 6.31%), due 01/16/32(b) 144A	836,185
630,000	Eaton Vance CLO Ltd., Series 2020-2A, Class ER, 12.07% (3 mo. USD Term SOFR + 6.76%), due 01/15/35(b) 144A	614,390
350,000	Elmwood CLO XI Ltd., Series 2021-4A, Class B, 7.19% (3 mo. USD Term SOFR + 1.86%), due 10/20/34(b) 144A	345,384
500,000	Empower CLO Ltd., Series 2023-2A, Class C, 8.74% (3 mo. USD Term SOFR + 3.40%), due 07/15/36(b) 144A	501,152
179,947	Falcon Aerospace Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42(b) 144A	168,290
250,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class E, 12.70% (3 mo. USD Term SOFR + 7.39%), due 10/15/34(b) 144A	225,348
1,290,000	FS Rialto Issuer LLC, Series 2022-FL7, Class A, 8.23% (1 mo. USD Term SOFR + 2.90%), due 10/19/39(b) 144A	1,293,942
500,000	Gallatin Funding Ltd, Series 2023-1A, Class C1, 9.18% (3 mo. USD Term SOFR + 3.85%), due 10/14/35(b) 144A	501,198
1,060,000	Generate CLO 7 Ltd., Series 7A, Class B1, 7.46% (3 mo. USD Term SOFR + 2.11%), due 01/22/33(b) 144A	1,057,049
250,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 8.52% (3 mo. USD Term SOFR + 3.21%), due 10/15/30(b) 144A	246,351
750,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class D, 8.44% (3 mo. USD Term SOFR + 3.11%), due 04/20/30(b) 144A	736,540
380,000	Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.29% (3 mo. USD Term SOFR + 6.96%), due 07/20/34(b) 144A	368,429
220,000	Golub Capital Partners CLO 66B Ltd., Series 2023-66A, Class A, 6.94% (3 mo. USD Term SOFR + 1.95%), due 04/25/36(b) 144A	220,429
250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 10.52% (3 mo. USD Term SOFR + 5.21%), due 04/15/31(b) 144A	217,721
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 9.22% (3 mo. USD Term SOFR + 3.91%), due 04/17/34(b) 144A	236,042
255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 7.24% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	254,083
750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 11.36% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	671,752
63,992	GSAA Home Equity Trust, Series 2007-7, Class A4, 5.97% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	58,657
290,000	Halsey Point CLO I Ltd., Series 2019-1A, Class F, 13.79% (3 mo. USD Term SOFR + 8.46%), due 01/20/33(b) 144A	254,952
200,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 7.43% (3 mo. USD Term SOFR + 2.06%), due 04/28/31(b) 144A	198,906
1,765,000	HPS Loan Management Ltd., Series 2023-18A, Class B, 8.21% (3 mo. USD Term SOFR + 2.95%), due 07/20/36(b) 144A	1,773,498
190,987	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 6.95% (3 mo. USD Term SOFR + 1.56%), due 12/27/38(b)	182,640
870,000	KREF Ltd., Series 2022-FL3, Class A, 6.78% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	860,798
163,607	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 6.71% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	158,213
250,000	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class B, 7.03% (3 mo. USD Term SOFR + 1.71%), due 04/19/33(b) 144A	247,490
425,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, 7.26% (3 mo. USD Term SOFR + 1.91%), due 04/25/29(b) 144A	423,577
1,405,000	Madison Park Funding XXXIX Ltd., Series 2021-39A, Class D, 8.66% (3 mo. USD Term SOFR + 3.31%), due 10/22/34(b) 144A	1,351,534
400,000	Magnetite XII Ltd., Series 2015-12A, Class ER, 11.25% (3 mo. USD Term SOFR + 5.94%), due 10/15/31(b) 144A	373,274
500,000	Magnetite XXII Ltd., Series 2019-22A, Class DR, 8.67% (3 mo. USD Term SOFR + 3.36%), due 04/15/31(b) 144A	495,926
1,435,000	Magnetite XXIV Ltd., Series 2019-24A, Class BR, 7.06% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,400,959
2,160,000	Magnetite XXVII Ltd., Series 2020-27A, Class AR, 6.73% (3 mo. USD Term SOFR + 1.40%), due 10/20/34(b) 144A	2,149,950
585,679	Magnolia Finance X DAC, Series 2020-1, 3.98%, due 08/13/24 144A	568,782
250,000	Marathon CLO 14 Ltd., Series 2019-2A, Class BA, 8.89% (3 mo. USD Term SOFR + 3.56%), due 01/20/33(b) 144A	246,477
420,410	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	366,970
569,517	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	479,326
831,256	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 5.72% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	773,401
370,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	343,564
250,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.52% (3 mo. USD Term SOFR + 6.18%), due 10/21/30(b) 144A	232,131
750,000	Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class DR, 8.42% (3 mo. USD Term SOFR + 3.11%), due 10/18/29(b) 144A	719,273
750,000	Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, 8.47% (3 mo. USD Term SOFR + 3.16%), due 10/16/33(b) 144A	717,493
500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 7.43% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	479,454
2,805,000	Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class A1R, 6.84% (3 mo. USD Term SOFR + 1.51%), due 04/20/33(b) 144A	2,797,104

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
480,000	Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class E, 11.57% (3 mo. USD Term SOFR + 6.26%), due 10/16/34(b) 144A	459,420
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 8.12% (3 mo. USD Term SOFR + 2.81%), due 10/15/34(b) 144A	686,157
750,000	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.32% (3 mo. USD Term SOFR + 4.01%), due 10/15/34(b) 144A	724,543
650,000	Ocean Trails CLO X, Series 2020-10A, Class ER, 13.14% (3 mo. USD Term SOFR + 7.83%), due 10/15/34(b) 144A	596,061
930,000	Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, 7.33% (3 mo. USD Term SOFR + 2.00%), due 01/20/35(b) 144A	932,168
1,285,000	OCP CLO Ltd., Series 2015-9A, Class BR2, 7.06% (3 mo. USD Term SOFR + 1.75%), due 01/15/33(b) 144A	1,249,998
325,000	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 8.19% (3 mo. USD Term SOFR + 2.86%), due 01/20/31(b) 144A	300,827
275,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 7.20% (3 mo. USD LIBOR + 1.60%), due 04/21/34(b) 144A	273,844
1,000,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class BR, 7.26% (3 mo. USD Term SOFR + 1.91%), due 10/22/36(b) 144A	992,192
500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 6.62% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	496,988
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 6.36% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	658,655
250,000	Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, 7.39% (3 mo. USD Term SOFR + 2.06%), due 04/20/32(b) 144A	248,860
605,000	OZLM XXIII Ltd., Series 2019-23A, Class B1R, 7.42% (3 mo. USD Term SOFR + 2.11%), due 04/15/34(b) 144A	597,070
2,335,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 6.72% (3 mo. USD Term SOFR + 1.41%), due 07/15/34(b) 144A	2,324,913
300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 7.22% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	296,387
250,000	Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 6.89% (3 mo. USD Term SOFR + 1.51%), due 05/20/29(b) 144A	248,275
250,000	Palmer Square Loan Funding Ltd., Series 2021-2A, Class B, 7.04% (3 mo. USD Term SOFR + 1.66%), due 05/20/29(b) 144A	249,895
890,000	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 10.71% (3 mo. USD Term SOFR + 5.40%), due 04/15/31(b) 144A	895,027
250,000	Parallel Ltd., Series 2017-1A, Class CR, 7.59% (3 mo. USD Term SOFR + 2.26%), due 07/20/29(b) 144A	246,223
575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 7.32% (3 mo. USD Term SOFR + 2.01%), due 07/15/34(b) 144A	566,422
390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 11.59% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	368,426
437,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	420,106
1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 7.42% (3 mo. USD Term SOFR + 2.11%), due 07/15/31(b) 144A	1,000,000
275,719	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 3.93% (1 mo. USD Term SOFR + 0.99%), due 08/25/33(b)	246,491
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 6.05% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,077,708
1,436,970	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 6.74% (3 mo. USD Term SOFR + 1.36%), due 05/20/31(b) 144A	1,433,416
325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class B, 7.34% (3 mo. USD Term SOFR + 2.01%), due 10/20/34(b) 144A	318,796
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
720,000	RR 18 Ltd., Series 2021-18A, Class D, 11.82% (3 mo. USD Term SOFR + 6.51%), due 10/15/34(b) 144A	701,365
180,000	Saranac CLO III Ltd., Series 2014-3A, Class DR, 8.91% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	147,115
430,000	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.84% (3 mo. USD Term SOFR + 7.51%), due 07/20/34(b) 144A	411,561
515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 8.49% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	501,161
63,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.94%, due 06/15/32(c)	65,404
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 8.94%, due 03/15/33(c)	52,043
501,710	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	450,193
1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,436,705
2,600,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 6.79% (3 mo. USD Term SOFR + 1.44%), due 10/25/34(b) 144A	2,564,596
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 8.54% (3 mo. USD Term SOFR + 3.21%), due 07/20/32(b) 144A	895,568
564,898	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	503,706
800,000	Stratus CLO Ltd., Series 2022-1A, Class D, 9.58% (3 mo. USD Term SOFR + 4.25%), due 07/20/30(b) 144A	802,963
1,050,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class A, 7.66% (3 mo. USD Term SOFR + 2.33%), due 04/20/35(b) 144A	1,053,378
930,000	Symphony CLO Ltd., Series 2022-37A, Class A1A, 7.63% (3 mo. USD Term SOFR + 2.30%), due 10/20/34(b) 144A	931,455
1,000,000	Symphony CLO XXV Ltd., Series 2021-25A, Class D, 9.18% (3 mo. USD Term SOFR + 3.86%), due 04/19/34(b) 144A	970,588
3,715,000	THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, 7.09% (3 mo. USD Term SOFR + 1.71%), due 11/20/30(b) 144A	3,657,744
2,710,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 6.77% (3 mo. USD Term SOFR + 1.44%), due 07/20/34(b) 144A	2,678,567
650,000	TSTAT Ltd., Series 2022-2A, Class C, 10.13% (3 mo. USD Term SOFR + 4.80%), due 01/20/31(b) 144A	654,343
620,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class DR (3 mo. USD Term SOFR + 4.15%), due 10/20/34(b)(d) 144A	622,433
500,000	Venture 43 CLO Ltd., Series 2021-43A, Class D, 9.04% (3 mo. USD Term SOFR + 3.73%), due 04/15/34(b) 144A	447,822
500,000	Verde CLO Ltd., Series 2019-1A, Class DR, 8.82% (3 mo. USD Term SOFR + 3.51%), due 04/15/32(b) 144A	482,502
660,000	Voya CLO Ltd., Series 2017-2A, Class A2AR, 7.22% (3 mo. USD Term SOFR + 1.91%), due 06/07/30(b) 144A	654,507
260,000	Voya CLO Ltd., Series 2017-3A, Class DR, 12.54% (3 mo. USD Term SOFR + 7.21%), due 04/20/34(b) 144A	233,889
350,000	Wellfleet CLO Ltd., Series 2017-2A, Class C, 8.99% (3 mo. USD Term SOFR + 3.66%), due 10/20/29(b) 144A	327,437
255,000	Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, 7.31% (3 mo. USD Term SOFR + 1.96%), due 07/24/32(b) 144A	252,405
260,000	Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 6.83% (3 mo. USD Term SOFR + 1.48%), due 10/24/34(b) 144A	258,524
410,000	Whitehorse XII Ltd., Series 2018-12A, Class D, 9.22% (3 mo. USD Term SOFR + 3.91%), due 10/15/31(b) 144A	385,217
250,000	Wind River CLO Ltd., Series 2021-4A, Class B, 7.24% (3 mo. USD Term SOFR + 1.91%), due 01/20/35(b) 144A	244,381

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
420,000		Z Capital Credit Partners CLO Ltd., Series 2021-1A, Class D, 9.77% (3 mo. USD Term SOFR + 4.46%), due 07/15/33(b) 144A	386,266
			93,793,656
		Bank Loans — 12.4%
720,000		1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 7.57% (1 mo. USD Term SOFR + 2.25%), due 09/23/30(b)	718,725
1,948,378		19th Holdings Golf LLC, 2022 Term Loan B, 8.68% (1 mo. USD Term SOFR + 3.35%), due 02/07/29(b)	1,885,055
1,154		ACProducts, Inc., 2021 Term Loan B, 9.90% (3 mo. USD Term SOFR + 4.25%), due 05/17/28(b)	957
121,776		Acrisure LLC, 2020 Term Loan B, 8.93% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	120,311
987,437		Acrisure LLC, 2021 First Lien Term Loan B, 9.68% (1 mo. USD LIBOR + 4.25%), due 02/15/27(b)	986,820
803,925		Acrisure LLC, 2022 Incremental Term Loan, 11.12% (3 mo. USD Term SOFR + 5.75%), due 02/15/27(b)	813,974
550,767	EUR	Adevinta ASA, EUR Term Loan B, 6.47% (3 mo. EURIBOR + 2.50%), due 06/26/28(b)	584,219
169,681		Adtalem Global Education, Inc., 2021 Term Loan B, 9.43% (1 mo. USD Term SOFR + 4.00%), due 08/12/28(b)	169,867
710,000		Advisor Group, Inc., 2023 Term Loan B, 9.90% (3 mo. USD Term SOFR + 4.50%), due 08/17/28(b)	711,184
750,000		Agiliti Health, Inc., 2023 Term Loan, 8.25% (1 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	748,125
780,000		A-L Parent LLC, 2023 Take Back Term Loan TBD, due 06/30/28(e)	758,062
773,913		Allen Media LLC, 2021 Term Loan B, 10.90% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	692,974
1,551,819		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 9.17% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	1,502,178
560,000		Allied Universal Holdco LLC, 2023 Term Loan B, 10.07% (1 mo. USD Term SOFR + 4.75%), due 05/12/28(b)	552,300
447,291		AllSpring Buyer LLC, Term Loan B, 8.65% (3 mo. USD Term SOFR + 3.25%), due 11/01/28(b)	442,818
1,283,750		Amentum Government Services Holdings LLC, 2022 Term Loan, 9.33% (1 mo. USD Term SOFR + 4.00%), due 02/15/29(b)	1,269,308
488,365		Amentum Government Services Holdings LLC, Term Loan B, 9.43% (1 mo. USD Term SOFR + 4.00%), due 01/29/27(b)	485,923
1,625,034		American Airlines, Inc., 2021 Term Loan, 10.34% (3 mo. USD Term SOFR + 4.75%), due 04/20/28(b)	1,676,732
915,752		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 8.82% (1 mo. USD Term SOFR + 3.50%), due 11/30/28(b)	914,988
365,371		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 8.93% (1 mo. USD Term SOFR + 3.50%), due 11/30/28(b)	365,066
1,252,118		AmWINS Group, Inc., 2021 Term Loan B, 7.57% (1 mo. USD Term SOFR + 2.25%), due 02/19/28(b)	1,245,467
990,013		AmWINS Group, Inc., 2023 Incremental Term Loan B, 8.20% (1 mo. USD Term SOFR + 2.75%), due 02/19/28(b)	991,073
342,893		Anticimex International AB, 2021 USD Term Loan B1, 8.45% (3 mo. USD Term SOFR + 3.15%), due 11/16/28(b)	340,607
145,555		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 8.93% (1 mo. USD Term SOFR + 3.50%), due 03/11/28(b)	140,643
1,308,359		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 15.65% (3 mo. USD LIBOR + 4.00%, 12.50% PIK), due 12/31/27(b)(f)	1,147,824
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,302,600	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 7.87% (1 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,320,515
644,344		Aruba Investments, Inc., 2020 USD Term Loan, 9.42% (1 mo. USD Term SOFR + 4.00%), due 11/24/27(b)	633,873
640,000		AssuredPartners, Inc., 2023 Term Loan B4 TBD, due 02/12/27(e)	641,203
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 10.68% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	797,344
492,960		Asurion LLC, 2021 Term Loan B9, 8.65% (3 mo. USD Term SOFR + 3.25%), due 07/31/27(b)	480,058
606,896		Asurion LLC, 2022 Term Loan B10, 9.32% (1 mo. USD Term SOFR + 4.00%), due 08/19/28(b)	589,448
105,641		Athenahealth Group, Inc., 2022 Term Loan B, 8.57% (1 mo. USD Term SOFR + 3.25%), due 02/15/29(b)	103,881
1,472,963		Autokiniton US Holdings, Inc., 2021 Term Loan B, 9.82% (1 mo. USD Term SOFR + 4.50%), due 04/06/28(b)	1,445,345
1,894,000		Barnes Group, Inc., Term Loan B, 8.42% (3 mo. USD Term SOFR + 3.00%), due 09/03/30(b)	1,899,074
692,000		Bausch & Lomb Corp., 2023 Incremental Term Loan TBD, due 09/14/28(e)	684,215
1,236,900		Belron Finance U.S. LLC, 2023 Term Loan, 8.16% (3 mo. USD Term SOFR + 2.75%), due 04/18/29(b)	1,239,606
1,118,000	EUR	Belron Luxembourg Sarl, 2021 EUR Term Loan B, 6.15% (3 mo. EURIBOR + 2.43%), due 04/13/28(b)	1,184,545
246,786		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.07% (1 mo. USD Term SOFR + 3.75%), due 07/02/29(b)	246,902
287,207		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.17% (3 mo. USD Term SOFR + 3.75%), due 07/02/29(b)	287,342
605,253		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.12% (3 mo. USD Term SOFR+ 3.75%), due 07/02/29(b)	605,536
495,932		Brown Group Holding LLC, Term Loan B, 8.07% (1 mo. USD Term SOFR + 2.75%), due 06/07/28(b)	492,479
318,400		Caesars Entertainment Corp., Term Loan B, 8.67% (1 mo. USD Term SOFR + 3.25%), due 02/06/30(b)	318,621
414,692		Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, 8.43% (1 mo. USD Term SOFR + 3.00%), due 10/30/26(b)	414,840
660,604		Camelot U.S. Acquisition LLC, Term Loan B, 8.43% (1 mo. USD Term SOFR + 3.00%), due 10/30/26(b)	661,135
1,256,032		Cardinal Parent, Inc., 2020 Term Loan B, 10.04% (3 mo. USD Term SOFR + 4.50%), due 11/12/27(b)	1,142,989
389,025		Carnival Corp., 2023 Term Loan B, 8.33% (1 mo. USD Term SOFR + 3.00%), due 08/08/27(b)	388,863
856,233	EUR	Carnival Corp., EUR Term Loan B, 7.62% (1 mo. EURIBOR + 3.75%), due 06/30/25(b)	910,260
792,209		Carriage Purchaser, Inc., 2021 Term Loan B, 9.68% (1 mo. USD Term SOFR + 4.25%), due 09/30/28(b)	777,652
1,793,402		CCI Buyer, Inc., Term Loan, 9.40% (3 mo. USD Term SOFR + 4.00%), due 12/17/27(b)	1,773,226
1,987,487		CDK Global, Inc., 2022 USD Term Loan B, 9.64% (3 mo. USD Term SOFR + 4.25%), due 07/06/29(b)	1,990,178
997,909		Cengage Learning, Inc., 2021 Term Loan B, 10.32% (3 mo. USD LIBOR + 4.75%), due 07/14/26(b)	994,790
876,390		Chamberlain Group, Inc., Term Loan B, 8.57% (1 mo. USD Term SOFR + 3.25%), due 11/03/28(b)	864,979
1,551,033		Cimpress Public Ltd. Co., USD Term Loan B, 8.93% (1 mo. USD Term SOFR + 3.50%), due 05/17/28(b)	1,540,564
1,031,538		Cinemark USA, Inc., 2023 Term Loan B, 9.07% (1 mo. USD Term SOFR + 3.75%), due 05/24/30(b)	1,032,398

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
451,012	Cinemark USA, Inc., 2023 Term Loan B, 9.15% (3 mo. USD Term SOFR + 3.75%), due 05/24/30(b)	451,387
2,449,644	Citadel Securities LP, 2023 Term Loan B, 7.82% (1 mo. USD Term SOFR + 2.50%), due 07/29/30(b)	2,447,731
630,906	City Brewing Co. LLC, Closing Date Term Loan, 9.07% (3 mo. USD Term SOFR + 3.50%), due 04/05/28(b)	418,922
900,000	Clarios Global LP, 2023 Incremental Term Loan, 9.07% (1 mo. USD Term SOFR + 3.75%), due 05/06/30(b)	900,112
1,390	Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.82% (1 mo. USD Term SOFR + 3.50%), due 08/21/26	1,353
533,952	Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.13% (3 mo. USD Term SOFR + 3.50%), due 08/21/26(b)	519,861
160,000	Cloudera, Inc., 2021 Second Lien Term Loan, 11.42% (1 mo. USD Term SOFR + 6.00%), due 10/08/29(b)	152,533
720,875	Clydesdale Acquisition Holdings, Inc., Term Loan B, 9.59% (1 mo. USD Term SOFR + 4.18%), due 04/13/29(b)	711,968
2,094,489	CommScope, Inc., 2019 Term Loan B, 8.57% (1 mo. USD Term SOFR + 3.25%), due 04/06/26(b)	1,918,202
175,521	CoreLogic, Inc., Term Loan, 8.82% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	162,613
1,494,087	Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan, 10.69% (1 mo. USD Term SOFR + 5.25%), due 04/27/27(b)	1,501,092
590,406	CTC Holdings LP, Term Loan B, 10.34% (3 mo. USD Term SOFR + 5.00%), due 02/20/29(b)	581,550
1,701,214	DCert Buyer, Inc., 2019 Term Loan B, 9.32% (1 mo. USD Term SOFR + 4.00%), due 10/16/26(b)	1,693,141
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 12.32% (1 mo. USD Term SOFR + 7.00%), due 02/19/29(b)	853,234
838,106	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.14% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	820,646
288,100	Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 12.40% (3 mo. USD Term SOFR + 6.75%), due 04/07/28(b)	273,215
2,683,961	DirecTV Financing LLC, Term Loan, 10.43% (1 mo. USD Term SOFR + 5.00%), due 08/02/27(b)	2,626,317
1,650,954	Dun & Bradstreet Corp., 2023 Term Loan B, 8.17% (1 mo. USD Term SOFR + 2.75%), due 02/06/26(b)	1,650,541
349,675	Electron BidCo, Inc., 2021 Term Loan, 8.43% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	348,770
1,093,856	Embecta Corp., Term Loan B, 8.47% (6 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	1,073,893
224,265	Empire Today LLC, 2021 Term Loan B, 10.44% (1 mo. USD Term SOFR + 5.00%), due 04/03/28(b)	183,804
1,101,807	Emrld Borrower LP, Term Loan B, 8.32% (3 mo. USD Term SOFR + 3.00%), due 05/31/30(b)	1,101,635
935,487	Endure Digital, Inc., Term Loan, 8.79% (3 mo. USD LIBOR + 3.50%), due 02/10/28(b)	911,320
337,725	EP Purchaser LLC, 2021 Term Loan B, 8.90% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	333,926
177,032	Equinox Holdings, Inc., 2020 Term Loan B2, 14.73% (6 mo. USD LIBOR + 9.00%), due 03/08/24(b)	172,164
71,385	EyeCare Partners LLC, 2020 Term Loan, 9.18% (1 mo. USD Term SOFR + 3.75%), due 02/18/27(b)	51,308
440,000	EyeCare Partners LLC, 2021 2nd Lien Term Loan, 12.18% (1 mo. USD Term SOFR + 6.75%), due 11/15/29(b)	239,433
472,800	EyeCare Partners LLC, 2021 Incremental Term Loan, 9.18% (1 mo. USD Term SOFR + 3.75%), due 11/15/28(b)	333,324
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
992,500		EyeCare Partners LLC, 2022 Incremental Term Loan, 9.92% (1 mo. USD Term SOFR + 4.50%), due 11/15/28(b)	741,894
815,475		Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 8.83% (1 mo. USD Term SOFR + 3.25%), due 11/24/28(b)	815,985
190,000		First Brands Group LLC, 2021 2nd Lien Term Loan, 14.38% (3 mo. USD Term SOFR + 8.50%), due 03/30/28(b)	179,392
1,104,000		First Brands Group LLC, 2021 Term Loan TBD, due 03/30/27(e)	1,092,500
646,742		First Brands Group LLC, 2022 Incremental Term Loan, 10.88% (SOFR CME + 5.00%), due 03/30/27(b)	639,736
870,922		First Brands Group LLC, 2022 Incremental Term Loan TBD, due 03/30/27(e)	861,487
479,200		Focus Financial Partners LLC, 2021 Term Loan B4, 7.82% (1 mo. USD Term SOFR + 2.50%), due 06/30/28(b)	478,430
113,573	EUR	Froneri International Ltd., 2020 EUR Term Loan B1, 6.10% (6 mo. EURIBOR + 2.13%), due 01/29/27(b)	118,485
650,427		Gainwell Acquisition Corp., Term Loan B, 9.49% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	635,793
2,323,926		Garda World Security Corp., 2021 Term Loan B, 9.75% (3 mo. USD Term SOFR + 4.25%), due 10/30/26(b)	2,327,703
722,700		Garda World Security Corp., 2022 Term Loan B, 9.75% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	723,410
987,212		Genesee & Wyoming, Inc., Term Loan, 7.49% (3 mo. USD Term SOFR + 2.00%), due 12/30/26(b)	987,545
717,165		Geo Group, Inc., 2022 Tranche 1 Term Loan, 12.44% (1 mo. USD Term SOFR + 7.13%), due 03/23/27(b)	732,405
323,785		Global Medical Response, Inc., 2020 Term Loan B, 9.78% (3 mo. USD Term SOFR + 4.25%), due 10/02/25(b)	226,973
866,232		Gray Television, Inc., 2021 Term Loan D, 8.44% (1 mo. USD Term SOFR + 3.00%), due 12/01/28(b)	845,659
2,478,520		Great Outdoors Group LLC, 2021 Term Loan B1, 9.18% (1 mo. USD Term SOFR + 3.75%), due 03/06/28(b)	2,476,971
523,385		Greystone Select Financial LLC, Term Loan B, 10.58% (3 mo. USD Term SOFR + 5.00%), due 06/16/28(b)	518,151
500,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.42% (1 mo. USD Term SOFR + 2.00%), due 11/15/27(b)	492,143
372,000	EUR	GTCR W Merger Sub LLC, EUR Term Loan B TBD, due 09/20/30(e)	395,456
1,689,000		GTCR W Merger Sub LLC, USD Term Loan B TBD, due 09/20/30(e)	1,689,662
1,536,051		Harbor Freight Tools USA, Inc., 2021 Term Loan B, 8.18% (1 mo. USD Term SOFR + 2.75%), due 10/19/27(b)	1,526,345
376,200		Hayward Industries, Inc., 2022 Term Loan, 8.67% (1 mo. USD Term SOFR + 3.25%), due 05/30/28(b)	373,927
179,100		Howden Group Holdings Ltd., 2023 USD Term Loan B, 9.32% (1 mo. USD Term SOFR + 4.00%), due 04/18/30(b)	179,175
985,855		Hudson River Trading LLC, 2021 Term Loan, 8.63% (3 mo. USD Term SOFR + 3.00%), due 03/20/28(b)	981,337
1,211,251		II-VI, Inc., 2022 Term Loan B, 8.18% (1 mo. USD Term SOFR + 2.75%), due 07/02/29(b)	1,212,008
620,277		Ingram Micro, Inc., 2023 Term Loan TBD, due 07/02/28(e)	618,726
60,000		International Textile Group, Inc., 2023 Term Loan TBD, due 09/30/27(e)	59,925
520,241		IXS Holdings, Inc., 2020 Term Loan B, 9.85% (3 mo. USD Term SOFR + 4.25%), due 03/05/27(b)	428,874
1,609,950		Jazz Financing Lux Sarl, USD Term Loan, 8.93% (1 mo. USD Term SOFR + 3.50%), due 05/05/28(b)	1,611,180

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,931,484		Jump Financial LLC, Term Loan B, 10.15% (3 mo. USD Term SOFR + 4.50%), due 08/07/28(b)	1,839,739
746,700		Knight Health Holdings LLC, Term Loan B, 10.57% (1 mo. USD Term SOFR + 5.25%), due 12/23/28(b)	189,475
832,663		Lakeshore Intermediate LLC, Term Loan, 8.93% (1 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	826,158
300,078		Leslie's Poolmart, Inc., 2021 Term Loan B, 8.18% (1 mo. USD Term SOFR + 2.75%), due 03/09/28(b)	295,764
1,031,250		LIDS Holdings, Inc., Term Loan, 11.06% (3 mo. USD Term SOFR + 5.50%), due 12/14/26(b)	990,000
940,000		LifePoint Health, Inc., Term Loan B TBD, due 11/16/28(e)	911,800
687,750		LRS Holdings LLC, Term Loan B, 9.57% (1 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	682,806
664,010		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.63% (3 mo. USD Term SOFR + 5.00%), due 07/27/28(b)	498,481
930,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 13.88% (3 mo. USD LIBOR + 8.25%), due 07/27/29(b)	432,450
2,457,299		MajorDrive Holdings IV LLC, Term Loan B, 9.65% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	2,438,869
936,484		McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 10.18% (1 mo. USD Term SOFR + 4.75%), due 07/28/28(b)	918,534
940,242		Medline Borrower LP, USD Term Loan B, 8.68% (1 mo. USD Term SOFR + 3.25%), due 10/23/28(b)	939,067
1,086,277		MH Sub I LLC, 2023 Term Loan, 9.57% (1 mo. USD Term SOFR + 4.25%), due 05/03/28(b)	1,052,564
796,524		Michaels Cos., Inc., 2021 Term Loan B, 9.90% (3 mo. USD Term SOFR + 4.25%), due 04/15/28(b)	729,616
1,995,840		MKS Instruments, Inc., 2022 USD Term Loan B, 8.07% (1 mo. USD Term SOFR + 2.75%), due 08/17/29(b)	1,999,271
790,000		MPH Acquisition Holdings LLC, 2021 Term Loan B TBD, due 09/01/28(e)	743,587
181,191		MRI Software LLC, 2020 Term Loan, 10.99% (3 mo. USD Term SOFR + 5.50%), due 02/10/26(b)	177,454
743,937		MRI Software LLC, 2020 Term Loan B, 10.99% (3 mo. USD Term SOFR + 5.50%), due 02/10/26(b)	728,593
1,502,308		NCL Corp. Ltd., 2022 Term Loan A3, Class C, 7.67% (3 mo. USD Term SOFR + 2.25%), due 01/02/25(b)	1,498,552
2,136,901		NCR Corp., 2019 Term Loan, 7.93% (1 mo. USD Term SOFR + 2.50%), due 08/28/26(b)	2,138,504
1,346,625		Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 10.15% (3 mo. USD Term SOFR + 4.75%), due 04/11/29(b)	1,208,596
1,904,227		Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 10.40% (3 mo. USD Term SOFR + 5.00%), due 04/11/29(b)	1,718,224
623,000	EUR	Olympus Water U.S. Holding Corp., 2021 EUR Term Loan B, 7.97% (3 mo. EURIBOR + 4.00%), due 11/09/28(b)	655,169
990,174		Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 9.40% (3 mo. USD Term SOFR + 3.75%), due 11/09/28(b)	979,164
490,000		Ontario Gaming GTA LP, Term Loan B, 9.64% (3 mo. USD Term SOFR + 4.25%), due 08/01/30(b)	490,957
794,087	EUR	Organon & Co., EUR Term Loan B, 6.80% (3 mo. EURIBOR + 3.00%), due 06/02/28(b)	841,345
462,330		Oscar AcquisitionCo LLC, Term Loan B, 9.99% (3 mo. USD Term SOFR + 4.50%), due 04/29/29(b)	457,822
412,661		Pacific Bells LLC, Term Loan B, 10.15% (3 mo. USD Term SOFR + 4.50%), due 11/10/28(b)	408,706
1,014,137		Parexel International Corp., 2021 1st Lien Term Loan, 8.68% (1 mo. USD Term SOFR + 3.25%), due 11/15/28(b)	1,008,150
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
843,331	EUR	Paysafe Holdings (US) Corp., EUR Term Loan B2, 6.86% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	875,242
658,275		PECF USS Intermediate Holding III Corp., Term Loan B, 9.88% (3 mo. USD Term SOFR + 4.25%), due 12/15/28(b)	530,357
560,449		Peraton Corp., 2nd Lien Term Loan B1, 13.23% (3 mo. USD Term SOFR + 7.75%), due 02/01/29(b)	549,941
2,477,908		Peraton Corp., Term Loan B, 9.17% (1 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	2,474,552
2,008,505		PetSmart, Inc., 2021 Term Loan B, 9.17% (1 mo. USD Term SOFR + 3.75%), due 02/11/28(b)	2,005,785
269,308		Planview Parent, Inc., Term Loan TBD, due 12/07/27(e)	266,518
987,310		Planview Parent, Inc., Term Loan, 9.65% (3 mo. USD Term SOFR + 4.00%), due 12/17/27(b)	977,084
891,000		Polyconcept Holding BV, Term Loan B, 10.82% (1 mo. USD Term SOFR + 5.50%), due 05/18/29(b)	858,330
161,211		Prime Security Services Borrower LLC, 2021 Term Loan, 8.19% (1 mo. USD Term SOFR + 2.75%), due 09/23/26(b)	161,193
663,436		Proofpoint, Inc., 1st Lien Term Loan, 8.68% (1 mo. USD Term SOFR + 3.25%), due 08/31/28(b)	658,690
600,850		Quikrete Holdings, Inc., 2023 Term Loan B, 8.18% (1 mo. USD Term SOFR + 2.75%), due 03/19/29(b)	601,476
432		Rackspace Technology Global, Inc., 2021 Term Loan B, 8.19% (1 mo. USD Term SOFR + 2.75%), due 02/15/28(b)	200
948,235		Rand Parent LLC, 2023 Term Loan B, 9.64% (3 mo. USD Term SOFR + 4.25%), due 03/17/30(b)	922,836
483,111		Redstone Holdco 2 LP, 2021 Term Loan, 10.18% (1 mo. USD Term SOFR + 4.75%), due 04/27/28(b)	415,475
600,180		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 9.38% (3 mo. USD LIBOR + 3.75%), due 11/16/25(b)	599,644
1,196,610		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 9.07% (3 mo. USD Term SOFR + 3.75%), due 11/16/25(b)	1,195,541
283,973		Resolute Investment Managers, Inc., 2020 Term Loan C, 9.79% (3 mo. USD LIBOR + 4.25%), due 04/30/24(b)	179,850
938,647	EUR	Roper Industrial Products Investment Co. LLC, EUR Term Loan, 9.22% (3 mo. EURIBOR + 5.25%), due 11/22/29(b)	992,241
1,537,275		Roper Industrial Products Investment Co. LLC, USD Term Loan , 9.89% (3 mo. USD Term SOFR + 4.50%), due 11/22/29(b)	1,542,354
994,357		RR Donnelley & Sons Co., 2023 Term Loan B, 12.67% (1 mo. USD Term SOFR + 7.25%), due 03/08/28(b)	994,979
941,049		RVR Dealership Holdings LLC, Term Loan B, 9.25% (3 mo. USD Term SOFR + 3.75%), due 02/08/28(b)	847,532
3,790,701		Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 9.07% (1 mo. USD Term SOFR + 3.75%), due 02/24/28(b)	3,786,554
905,900		Sinclair Television Group, Inc., 2022 Term Loan B4, 9.17% (1 mo. USD Term SOFR + 3.75%), due 04/21/29(b)	635,687
584,587		SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 9.08% (3 mo. USD Term SOFR + 3.75%), due 10/20/27(b)	607,239
843,593		Smyrna Ready Mix Concrete LLC, Term Loan B, 9.67% (1 mo. USD Term SOFR + 4.25%), due 04/02/29(b)	846,756
2,211,682		Solis IV BV, USD Term Loan B1, 8.89% (3 mo. USD Term SOFR + 3.50%), due 02/26/29(b)	2,159,155
758,100		Sotera Health Holdings LLC, 2023 Incremental Term Loan B, 9.07% (1 mo. USD Term SOFR + 3.75%), due 12/11/26(b)	760,943
583,583		Spencer Spirit IH LLC, Term Loan B, 11.42% (3 mo. USD Term SOFR + 6.00%), due 06/19/26(b)	581,395

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,019,553	SPX Flow, Inc., 2022 Term Loan, 9.92% (1 mo. USD Term SOFR + 4.50%), due 04/05/29(b)	1,019,155
1,323,000	Star Parent, Inc., 2023 Term Loan B TBD, due 09/19/30(e)	1,295,269
486,946	Station Casinos LLC, 2020 Term Loan B, 7.67% (1 mo. USD Term SOFR + 2.25%), due 02/08/27(b)	486,669
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 7.45% (1 mo. USD Term SOFR + 2.00%), due 04/30/28(b)	459,422
337,824	Thermostat Purchaser III, Inc., Term Loan, 10.07% (3 mo. USD Term SOFR + 4.50%), due 08/31/28(b)	336,557
666,650	Topgolf Callaway Brands Corp., Term Loan B, 8.92% (1 mo. USD Term SOFR + 3.50%), due 03/15/30(b)	663,900
742,902	Triton Water Holdings, Inc., Term Loan, 8.65% (3 mo. USD Term SOFR + 3.25%), due 03/31/28(b)	728,110
1,588,370	Uber Technologies, Inc., 2023 Term Loan B, 8.16% (3 mo. USD Term SOFR + 2.75%), due 03/03/30(b)	1,589,959
802,503	UFC Holdings LLC, 2021 Term Loan B, 8.37% (3 mo. USD Term SOFR + 2.75%), due 04/29/26(b)	802,653
694,250	Ultimate Software Group, Inc., 2021 Term Loan, 8.62% (3 mo. USD Term SOFR + 3.25%), due 05/04/26(b)	693,540
755,128	United Airlines, Inc., 2021 Term Loan B, 9.18% (1 mo. USD Term SOFR + 3.75%), due 04/21/28(b)	760,019
235,200	USI, Inc., 2023 Acquisition Term Loan TBD, due 09/14/30(e)	235,102
156,800	USI, Inc., 2023 Refi Term Loan TBD, due 09/14/30(e)	156,996
1,414,800	UST Holdings Ltd., Term Loan, 8.95% (1 mo. USD Term SOFR + 3.50%), due 11/20/28(b)	1,407,726
1,708,224	Verscend Holding Corp., 2021 Term Loan B, 9.43% (1 mo. USD Term SOFR + 4.00%), due 08/27/25(b)	1,711,027
1,319,443	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 8.92% (1 mo. USD Term SOFR + 3.50%), due 12/06/28(b)	1,321,826
1,332,868	Vertiv Group Corp., 2021 Term Loan B, 8.19% (1 mo. USD Term SOFR + 2.75%), due 03/02/27(b)	1,333,225
415,800	VFH Parent LLC, 2022 Term Loan B, 8.42% (1 mo. USD Term SOFR + 3.00%), due 01/13/29(b)	413,721
590,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 8.31% (3 mo. USD Term SOFR + 3.25%), due 03/31/31(b)	577,216
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 7.95% (1 mo. USD Term SOFR + 2.50%), due 01/31/28(b)	1,606,648
1,875,747	VM Consolidated, Inc., 2021 Term Loan B, 8.68% (1 mo. USD Term SOFR + 3.25%), due 03/24/28(b)	1,878,092
634,000	VT Topco, Inc., 2023 Term Loan B, 9.66% (3 mo. USD Term SOFR + 4.25%), due 08/10/30(b)	634,264
108,202	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 4.50% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	89,199
1,061,100	Western Dental Services, Inc., 2021 Term Loan B, 10.18% (3 mo. USD Term SOFR + 4.50%), due 08/18/28(b)	874,744
262,000	Wheel Pros LLC, 2023 FILO Term Loan TBD, due 02/10/28(e)	284,435
727,050	Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 9.65% (3 mo. USD Term SOFR + 4.00%), due 07/26/28(b)	716,750
1,724,570	WP CPP Holdings LLC, 2018 Term Loan , 9.27% (3 mo. USD Term SOFR + 3.75%), due 04/30/25(b)	1,628,179
380,000	WP CPP Holdings LLC, 2019 2nd Lien Incremental Term Loan, 13.27% (3 mo. USD Term SOFR + 7.75%), due 04/30/26(b)	322,050
		169,985,752
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — 0.8%
170,000		Array Technologies, Inc., 1.00%, due 12/01/28	194,055
185,000		Axon Enterprise, Inc., 0.50%, due 12/15/27 144A	197,950
1,380,000		Beauty Health Co., 1.25%, due 10/01/26 144A	1,079,850
195,000		Bill Holdings, Inc., 0.00%, due 12/01/25(g)	196,950
410,000		Block, Inc., 0.13%, due 03/01/25	382,530
115,000		Booking Holdings, Inc., 0.75%, due 05/01/25	192,625
700,000		Cloudflare, Inc., 3.50%, due 08/15/26(g)	598,500
175,000		CyberArk Software Ltd., 0.00%, due 11/15/24(g)	202,562
165,000		Datadog, Inc., 0.13%, due 06/15/25	194,453
270,000		DISH Network Corp., 3.38%, due 08/15/26	163,620
1,450,000		DISH Network Corp., 25.06%, due 12/15/25(g)	975,125
1,255,000		DraftKings Holdings, Inc., 5.03%, due 03/15/28(g)	961,957
210,000		Exact Sciences Corp., 0.38%, due 03/01/28	182,301
146,000		Gannett Co., Inc., 6.00%, due 12/01/27 144A	124,319
105,000		HubSpot, Inc., 0.38%, due 06/01/25	187,373
130,000		Li Auto, Inc., 0.25%, due 05/01/28	184,210
395,000		Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27	386,310
620,000		Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	510,570
1,295,000		Match Group Financeco 3, Inc., 2.00%, due 01/15/30(h) 144A	1,133,864
110,000		MongoDB, Inc., 0.25%, due 01/15/26	188,403
230,000		NCL Corp. Ltd., 1.13%, due 02/15/27	191,475
90,000		Royal Caribbean Cruises Ltd., 6.00%, due 08/15/25	177,885
200,000		Shift4 Payments, Inc., 0.00%, due 12/15/25(g)	197,800
3,460,000		Stem, Inc., 0.50%, due 12/01/28 144A	2,025,830
200,000		TransMedics Group, Inc., 1.50%, due 06/01/28 144A	181,620
170,000		Zscaler, Inc., 0.13%, due 07/01/25	205,020
			11,217,157
		Corporate Debt — 35.0%
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	281,151
1,200,000		ABN AMRO Bank NV, 6.34% (1 yr. CMT + 1.65%), due 09/18/27(b) 144A	1,197,514
315,000		Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47 144A	273,058
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	443,292
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	284,406
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	233,380
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	253,918
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	325,554
880,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	846,195
580,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	461,288
1,900,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 07/15/25	1,902,823
250,000		AES Corp., 2.45%, due 01/15/31	192,477
678,867		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	577,480
1,590,000		Air Canada, 3.88%, due 08/15/26 144A	1,444,560
1,015,000		Akbank TAS, 6.80%, due 02/06/26 144A	992,178
570,000		Akumin Escrow, Inc., 7.50%, due 08/01/28 144A	379,164
470,000		Akumin, Inc., 7.00%, due 11/01/25 144A	353,180
4,110,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51	2,334,757
410,000		Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, due 02/15/28 144A	235,129

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
910,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	863,508
240,000		Allison Transmission, Inc., 4.75%, due 10/01/27 144A	221,736
930,000		Altice Financing SA, 5.75%, due 08/15/29 144A	763,352
2,120,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,325,140
470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29(h) 144A	327,202
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	363,046
620,500		American Airlines Pass-Through Trust, 4.95%, due 08/15/26	601,570
670,000		American Airlines, Inc., 7.25%, due 02/15/28(h) 144A	641,255
751,667		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 04/20/26 144A	734,794
900,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29 144A	837,788
475,880		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	537,150
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	968,199
445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	354,117
365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	327,336
295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	201,025
685,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	552,022
2,255,000		Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	2,007,753
380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	342,252
1,055,000		Antero Resources Corp., 7.63%, due 02/01/29(h) 144A	1,070,103
1,065,000		Aon Corp./Aon Global Holdings PLC, 5.00%, due 09/12/32	999,360
1,855,000		AP Moller - Maersk AS, 5.88%, due 09/14/33 144A	1,803,564
2,450,000		Apple, Inc., 4.00%, due 05/10/28	2,353,780
164,820	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	130,426
750,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	567,031
1,540,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29(h) 144A	1,207,246
210,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	202,012
650,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	634,290
809,875		Ardonagh Midco 2 PLC, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	795,702
340,000		Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	323,138
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.88%, due 02/08/38(g)(i)	498,137
80,000		Aspen Insurance Holdings Ltd., 4.65%, due 11/15/23	79,778
557,000		AT&T, Inc., 3.50%, due 09/15/53	344,448
450,000		AT&T, Inc., 3.65%, due 09/15/59	274,089
275,000		AT&T, Inc., 3.80%, due 12/01/57	174,386
1,350,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	1,130,817
390,000		Australia & New Zealand Banking Group Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	362,230
60,000		AutoNation, Inc., 4.75%, due 06/01/30	54,094
640,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	629,460
1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,391,813
780,000		Avnet, Inc., 5.50%, due 06/01/32	718,142
650,000		Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	611,206
50,000		Avolon Holdings Funding Ltd., 5.13%, due 10/01/23 144A	50,000
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	331,394
2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	1,954,781
1,290,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(j) 144A	1,149,874
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	739,050
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,400,000		Banco Santander SA, 6.92%, due 08/08/33	1,339,614
1,200,000		Banco Santander SA, 7.50% (5 yr. USD ICE Swap + 4.99%)(b)(i)(j)	1,170,870
300,000		Banijay Entertainment SASU, 8.13%, due 05/01/29 144A	297,968
2,430,000		Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	2,341,911
1,645,000		Bank of America Corp., 6.25% (3 mo. USD Term SOFR + 3.97%)(b)(j)	1,622,518
1,515,000		Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(j)	1,373,647
350,000		Barclays PLC, 8.00% (5 yr. CMT + 5.67%)(b)(j)	345,006
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28(h)	648,630
874,000		Bath & Body Works, Inc., 7.60%, due 07/15/37	768,059
2,025,000		Bausch & Lomb Escrow Corp., 8.38%, due 10/01/28 144A	2,033,545
80,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	32,701
420,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25 144A	372,624
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27(h) 144A	212,006
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	65,280
525,000		Baytex Energy Corp., 8.50%, due 04/30/30 144A	531,690
2,062,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,977,262
2,010,000		BGC Partners, Inc., 4.38%, due 12/15/25	1,866,341
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	757,516
2,105,000		Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,813,020
2,680,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,195,194
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	743,452
1,365,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b)(j) 144A	970,108
1,930,000		BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b)(j) 144A	1,557,977
1,820,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(j) 144A	1,732,211
310,000		Boeing Co., 3.25%, due 02/01/35	238,582
2,075,000		Boeing Co., 5.71%, due 05/01/40	1,915,896
1,310,000		Bombardier, Inc., 7.88%, due 04/15/27 144A	1,279,355
690,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	604,326
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	389,610
2,325,000		Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,372,625
805,000		British Telecommunications PLC, 9.63%, due 12/15/30(k)	948,528
1,075,000		Broadcom, Inc., 4.15%, due 04/15/32 144A	933,532
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,187,341
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	739,112
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	740,612
630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	639,909
1,960,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(h) 144A	1,662,540
2,370,000		Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	2,308,668
1,175,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27(h) 144A	1,181,494
125,000		Callon Petroleum Co., 6.38%, due 07/01/26	122,798
815,000		Callon Petroleum Co., 7.50%, due 06/15/30(h) 144A	791,244
435,000		Callon Petroleum Co., 8.00%, due 08/01/28 144A	436,008
500,000		Carnival Corp., 4.00%, due 08/01/28 144A	433,948
1,520,000		Carnival Corp., 5.75%, due 03/01/27 144A	1,377,256
310,000		Carnival Corp., 7.00%, due 08/15/29 144A	305,975
1,100,000	EUR	Carnival Corp., 7.63%, due 03/01/26(i)	1,149,415
640,000		Carnival Corp., 10.50%, due 06/01/30 144A	659,673
790,000		Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28 144A	847,653
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	190,001

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
4,325,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	3,447,083
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	368,664
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	205,971
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	595,049
910,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(j) 144A	852,736
305,000		CenterPoint Energy Houston Electric LLC, 5.30%, due 04/01/53	285,951
1,000,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	970,412
100,000		Charles Schwab Corp., 2.90%, due 03/03/32	79,052
540,000		Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	514,033
410,000		Chart Industries, Inc., 7.50%, due 01/01/30 144A	412,759
1,045,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 04/01/51	608,758
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	894,867
560,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	408,695
330,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	270,120
185,000		Chevron Corp., 3.08%, due 05/11/50	124,294
2,070,000		Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,050,633
1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,069,846
1,220,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	865,102
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	316,364
1,200,000		CHS/Community Health Systems, Inc., 8.00%, due 03/15/26 144A	1,145,059
530,000	EUR	Cirsa Finance International Sarl, 4.50%, due 03/15/27 144A	518,710
1,195,000	EUR	Cirsa Finance International Sarl, 7.88%, due 07/31/28 144A	1,275,403
830,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(j)	728,119
170,000		Citigroup, Inc., 6.30% (3 mo. USD Term SOFR + 3.68%)(b)(j)	165,886
1,075,000		Citigroup, Inc., 7.38% (5 yr. CMT + 3.21%)(b)(h)(j)	1,045,787
885,000		Clarios Global LP/Clarios U.S. Finance Co., 8.50%, due 05/15/27 144A	884,121
495,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29(h) 144A	422,516
600,000		Clean Harbors, Inc., 5.13%, due 07/15/29 144A	552,679
1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	908,602
225,000		Clearway Energy Operating LLC, 3.75%, due 01/15/32 144A	175,164
235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	210,424
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	841,957
960,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29(h) 144A	857,117
1,125,000		Coherent Corp., 5.00%, due 12/15/29(h) 144A	976,961
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	466,175
2,505,000		Comcast Corp., 4.25%, due 10/15/30	2,308,401
2,170,000		Comerica Bank, 2.50%, due 07/23/24(h)	2,077,879
530,000		Commercial Metals Co., 3.88%, due 02/15/31	443,758
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR Swap + 6.36%)(b)(i)(j)	1,530,243
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	215,436
920,000		CommScope, Inc., 4.75%, due 09/01/29 144A	677,911
360,000		CommScope, Inc., 6.00%, due 03/01/26 144A	336,456
910,000		CommScope, Inc., 7.13%, due 07/01/28(h) 144A	546,000
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR Swap + 4.10%)(b)(i)(j)	388,683
600,000		CoreCivic, Inc., 8.25%, due 04/15/26	609,252
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
260,000		Corp. Nacional del Cobre de Chile, 5.13%, due 02/02/33 144A	239,876
825,000	EUR	Coty, Inc., 5.75%, due 09/15/28 144A	881,899
450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(i)	41,990
300,000	EUR	Credit Agricole SA, 4.00% (5 yr. EUR Swap + 4.37%)(b)(i)(j)	271,736
2,238,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b)(j) 144A	1,705,814
1,160,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b)(j) 144A	1,154,026
1,960,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b)(h)(j) 144A	1,951,660
450,000		Credit Suisse AG, 3.63%, due 09/09/24	438,133
260,000		Credit Suisse AG, 4.75%, due 08/09/24	256,365
2,675,000		Credit Suisse AG, 7.95%, due 01/09/25	2,723,313
1,995,000		Crescent Energy Finance LLC, 7.25%, due 05/01/26 144A	1,957,225
590,000		Crescent Energy Finance LLC, 9.25%, due 02/15/28 144A	602,927
500,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	421,614
240,000		Crown Castle, Inc. REIT, 3.30%, due 07/01/30	202,744
1,270,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	900,073
1,240,000		CSC Holdings LLC, 5.25%, due 06/01/24(h)	1,181,519
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	257,526
630,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	522,642
820,000		CSC Holdings LLC, 7.50%, due 04/01/28(h) 144A	533,800
2,120,000		CSC Holdings LLC, 11.25%, due 05/15/28(h) 144A	2,114,725
530,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31 144A	513,249
835,000		CVS Health Corp., 5.25%, due 02/21/33	791,428
1,550,000		CVS Health Corp., 5.30%, due 06/01/33	1,469,100
1,540,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	1,459,701
520,000		DCP Midstream Operating LP, 6.75%, due 09/15/37 144A	528,799
334,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	390,785
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	491,663
325,000		Deutsche Bank AG, 6.72% (SOFR + 3.18%), due 01/18/29(b)	323,243
975,000		Deutsche Bank AG, 7.08% (SOFR + 3.65%), due 02/10/34(b)	881,893
200,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b)(j)	175,571
1,390,000		Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27 144A	1,230,775
1,400,000		DISH DBS Corp., 5.13%, due 06/01/29	778,225
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	446,963
2,020,000		DISH DBS Corp., 5.88%, due 11/15/24	1,883,414
270,000		DISH DBS Corp., 7.75%, due 07/01/26	202,923
700,000		DISH Network Corp., 11.75%, due 11/15/27 144A	706,259
740,000		DP World Ltd., 5.63%, due 09/25/48 144A	658,082
255,000		Dun & Bradstreet Corp., 5.00%, due 12/15/29(h) 144A	220,159
810,000		Earthstone Energy Holdings LLC, 9.88%, due 07/15/31 144A	881,638
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,115,983
2,110,000		Eli Lilly & Co., 5.00%, due 02/27/26(h)	2,102,609
705,000	EUR	Emerald Debt Merger Sub LLC, 6.38%, due 12/15/30 144A	745,307
1,250,000		Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	1,207,448
1,345,000		Endeavour Mining PLC, 5.00%, due 10/14/26(h) 144A	1,203,775
755,000		Enel Finance America LLC, 2.88%, due 07/12/41 144A	450,878
980,000		Energian Israel Finance Ltd., 5.88%, due 03/30/31(i) 144A	853,115
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	905,882
180,000		Energy Transfer LP, 5.35%, due 05/15/45	147,831
210,000		Energy Transfer LP, 6.25%, due 04/15/49	193,008

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
270,000		Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(j)	233,461
230,000		Energy Transfer LP, 9.65% (3 mo. USD LIBOR + 4.03%)(b)(j)	215,287
1,925,000		Entegris Escrow Corp., 5.95%, due 06/15/30 144A	1,787,260
1,235,000		Enterprise Products Operating LLC, 5.05%, due 01/10/26	1,221,973
1,015,000		Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	895,721
500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	416,988
265,000		EPR Properties REIT, 3.75%, due 08/15/29	213,128
150,000		EQM Midstream Partners LP, 6.00%, due 07/01/25 144A	147,810
140,000		EQM Midstream Partners LP, 6.50%, due 07/01/27 144A	136,847
800,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	804,282
70,000		EQT Corp., 7.00%, due 02/01/30(k)	72,094
1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,214,714
6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	216,867
6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	391,204
26,974,000,000	IDR	European Bank for Reconstruction & Development, 5.20%, due 05/28/24	1,731,537
34,960,000	MXN	European Investment Bank, 4.25%, due 06/19/24	1,920,753
13,210,000	MXN	European Investment Bank, 7.75%, due 01/30/25	723,215
961,000		FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, due 08/15/26(h) 144A	930,647
2,350,000		First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	2,257,662
1,440,000		First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	1,434,862
1,220,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	1,099,154
380,000		FirstEnergy Corp., 2.65%, due 03/01/30	310,167
440,000		Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/25(h) 144A	415,663
1,430,000		Foot Locker, Inc., 4.00%, due 10/01/29(h) 144A	1,032,896
2,770,000		Ford Motor Co., 3.25%, due 02/12/32	2,137,452
1,430,000		Ford Motor Co., 6.10%, due 08/19/32(h)	1,348,408
1,020,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	825,279
660,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	659,525
1,855,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	1,686,065
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	490,818
300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	310,398
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	410,529
1,050,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	896,595
1,130,000		Full House Resorts, Inc., 8.25%, due 02/15/28(h) 144A	990,230
1,348,787		Galaxy Pipeline Assets Bidco Ltd., 2.94%, due 09/30/40 144A	1,042,698
250,000		Gannett Holdings LLC, 6.00%, due 11/01/26 144A	215,853
1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(i)	1,305,892
880,000		Gen Digital, Inc., 7.13%, due 09/30/30(h) 144A	868,034
360,000		General Motors Co., 6.60%, due 04/01/36	350,140
1,440,000		General Motors Financial Co., Inc., 5.00%, due 04/09/27	1,382,832
2,140,000		General Motors Financial Co., Inc., 5.40%, due 04/06/26	2,096,275
719,000		GEO Group, Inc., 10.50%, due 06/30/28	721,606
910,000		Georgia Power Co., 5.13%, due 05/15/52	803,786
2,280,000		GFL Environmental, Inc., 4.75%, due 06/15/29(h) 144A	2,029,607
390,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	371,903
2,425,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	2,422,666
1,457,168		Global Aircraft Leasing Co. Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,390,218
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,125,000		Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 05/15/29 144A	1,093,481
965,000		Gray Escrow II, Inc., 5.38%, due 11/15/31 144A	632,777
1,985,000		GTCR W-2 Merger Sub LLC, 7.50%, due 01/15/31(d) 144A	1,990,310
790,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	675,461
80,000		Healthpeak OP LLC REIT, 3.50%, due 07/15/29	70,639
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(i)	680,222
780,000		Hertz Corp., 5.00%, due 12/01/29 144A	611,759
1,260,000		Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc., 7.63% (7.63% Cash or 8.38% PIK), due 10/15/25 144A	1,232,778
560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	498,523
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	542,053
560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	565,418
1,535,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(h)(j)	1,163,822
665,000		HSBC Holdings PLC, 6.00% (5 yr. USD ICE swap + 3.75%)(b)(j)	592,915
1,075,000		HSBC Holdings PLC, 8.00% (5 yr. CMT + 3.86%)(b)(h)(j)	1,061,323
2,130,000		HSBC USA, Inc., 5.63%, due 03/17/25	2,118,002
190,000	EUR	HSE Finance Sarl, 5.63%, due 10/15/26 144A	105,107
870,000		HTA Group Ltd., 7.00%, due 12/18/25 144A	840,268
1,015,000		Huarong Finance II Co. Ltd., 5.00%, due 11/19/25(i)	915,347
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	243,611
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	565,097
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	254,095
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	125,174
705,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	593,286
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(i)	622,740
1,590,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	1,495,543
1,030,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	938,687
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28(h) 144A	765,996
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	249,266
260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(j)	230,463
345,000		ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	335,353
835,000		ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(j)	788,075
2,190,000		Intel Corp., 5.20%, due 02/10/33(h)	2,121,552
198,000,000	INR	Inter-American Development Bank, 7.35%, due 10/06/30(d)	2,372,006
1,855,000		International Business Machines Corp., 4.40%, due 07/27/32	1,706,783
40,470,000	MXN	International Finance Corp., 7.75%, due 01/18/30	2,048,709
200,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	170,986
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	900,598
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	334,300
2,420,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	2,184,488
2,445,000		IQVIA, Inc., 6.50%, due 05/15/30 144A	2,396,147
1,059,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b)(j) 144A	870,851
210,000		Jabil, Inc., 5.45%, due 02/01/29	204,501
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	917,222
690,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29(h) 144A	593,786
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	196,353
905,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33	828,811
1,045,000		John Deere Capital Corp., 4.80%, due 01/09/26	1,033,147
1,155,000		JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	1,096,150

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,520,000		JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(b)	2,319,584
1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)(h)	1,394,743
460,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	431,635
1,005,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	947,218
100,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.25%, due 02/01/27 144A	87,559
650,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.75%, due 06/15/29 144A	525,912
60,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	58,085
540,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	491,757
1,180,000		Latam Airlines Group SA, 13.38%, due 10/15/27 144A	1,278,342
425,000		Lazard Group LLC, 4.38%, due 03/11/29	391,676
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 02/01/26 144A	637,725
460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(i) 144A	437,575
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	942,692
815,000		Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	769,315
1,660,000		LifePoint Health, Inc., 9.88%, due 08/15/30 144A	1,609,171
680,000		LifePoint Health, Inc., 11.00%, due 10/15/30 144A	680,000
1,225,000		Light & Wonder International, Inc., 7.00%, due 05/15/28 144A	1,205,314
960,000		Liquid Telecommunications Financing PLC, 5.50%, due 09/04/26 144A	618,322
650,000		Lloyds Banking Group PLC, 7.50% (5 yr. USD swap + 4.76%)(b)(j)	634,898
550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(j)	494,432
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,218,008
700,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	611,067
2,155,000		Magna International, Inc., 5.98%, due 03/21/26	2,156,918
170,000		Matador Resources Co., 6.88%, due 04/15/28 144A	167,080
500,000		Match Group Holdings II LLC, 5.00%, due 12/15/27 144A	461,736
557,945		McClatchy Co. LLC, 11.00% (11.00% Cash or 12.50% PIK), due 07/15/27 144A	612,345
1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33(h)	1,178,136
2,065,000		Mclaren Finance PLC, 7.50%, due 08/01/26 144A	1,801,803
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	108,952
1,610,000		Medline Borrower LP, 5.25%, due 10/01/29(h) 144A	1,393,465
790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	756,495
1,000,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	934,990
210,000		MEG Energy Corp., 7.13%, due 02/01/27(h) 144A	213,083
1,520,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,509,550
1,200,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25 144A	1,134,747
885,000		Melco Resorts Finance Ltd., 5.25%, due 04/26/26 144A	821,904
320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	263,929
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	472,654
1,515,000		Meta Platforms, Inc., 4.45%, due 08/15/52	1,200,276
1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(i)	1,604,378
550,000		Michaels Cos., Inc., 5.25%, due 05/01/28 144A	439,882
510,000		Michaels Cos., Inc., 7.88%, due 05/01/29 144A	333,658
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	369,350
2,305,000		Micron Technology, Inc., 6.75%, due 11/01/29	2,343,470
235,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	203,141
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	534,140
1,026,000		Millicom International Cellular SA, 6.25%, due 03/25/29(h)(i)	872,090
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
504,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	428,395
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	156,119
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	736,247
1,350,000		Mohegan Tribal Gaming Authority, 13.25%, due 12/15/27 144A	1,436,353
1,105,000		Moody's Corp., 2.75%, due 08/19/41	719,514
1,330,000		Morgan Stanley, 4.89% (SOFR + 2.08%), due 07/20/33(b)	1,209,174
1,310,000		Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	1,260,838
1,020,000		Morgan Stanley, 5.42% (SOFR + 1.88%), due 07/21/34(b)	962,597
500,000		MPT Operating Partnership LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	312,845
475,000		MSCI, Inc., 3.63%, due 11/01/31 144A	389,230
500,000		MSCI, Inc., 3.88%, due 02/15/31 144A	424,265
1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(j)	1,035,350
2,415,000		NatWest Group PLC, 5.81% (1 yr. CMT + 1.95%), due 09/13/29(b)	2,344,432
235,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	233,230
1,615,000		NCL Corp. Ltd., 7.75%, due 02/15/29 144A	1,500,726
1,830,000		NCL Corp. Ltd., 5.88%, due 03/15/26 144A	1,691,658
1,655,000		NCR Corp., 5.00%, due 10/01/28 144A	1,482,924
2,830,000		NCR Corp., 5.13%, due 04/15/29 144A	2,496,325
115,000		NCR Corp., 5.25%, due 10/01/30 144A	99,219
1,305,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	1,183,161
990,000		Neptune Energy Bondco PLC, 6.63%, due 05/15/25 144A	981,585
1,065,000		Netflix, Inc., 5.88%, due 11/15/28	1,073,691
1,500,000		Newell Brands, Inc., 5.20%, due 04/01/26(k)	1,415,014
1,850,000		Nexstar Media, Inc., 4.75%, due 11/01/28(h) 144A	1,533,491
1,235,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,100,596
545,000		NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	546,019
1,020,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	1,015,631
520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	527,276
700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	699,853
2,215,000		Northern Star Resources Ltd., 6.13%, due 04/11/33 144A	2,070,968
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(l)	520
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	146,935
395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	380,645
1,065,000		Nutrien Ltd., 4.90%, due 03/27/28	1,029,311
255,000		Nutrien Ltd., 5.80%, due 03/27/53	234,827
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	980,523
1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49	1,233,529
230,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	226,090
240,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	246,983
1,380,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	1,501,345
1,150,000		OCP SA, 5.13%, due 06/23/51 144A	765,388
965,000		Olympus Water U.S. Holding Corp., 4.25%, due 10/01/28 144A	787,701
225,000		Olympus Water U.S. Holding Corp., 6.25%, due 10/01/29(h) 144A	174,137
790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	837,447
1,390,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,202,246
2,835,000		Oracle Corp., 2.88%, due 03/25/31	2,316,961
565,000		Oracle Corp., 3.95%, due 03/25/51	387,716
2,155,000		Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 04/30/31 144A	1,729,911
390,000		Oversea-Chinese Banking Corp. Ltd., 4.25%, due 06/19/24(i)	385,040

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,315,000		Papa John's International, Inc., 3.88%, due 09/15/29 144A	1,087,005
1,000,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27(h)	869,005
260,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	226,101
525,000		Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, due 06/15/29(h) 144A	441,151
1,680,000		PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/29 144A	913,752
1,700,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	1,601,366
960,000		Permian Resources Operating LLC, 7.00%, due 01/15/32 144A	947,753
530,000		Pertamina Geothermal Energy PT, 5.15%, due 04/27/28 144A	516,496
1,050,000		Petrobras Global Finance BV, 6.50%, due 07/03/33(h)	1,003,278
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	988,297
1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	903,018
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(i)	381,430
890,000		Petroleos Mexicanos, 10.00%, due 02/07/33 144A	793,107
1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,358,813
1,500,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	1,399,475
935,000		Phillips 66, 3.30%, due 03/15/52	588,519
980,000		Plains All American Pipeline LP, 9.74% (3 mo. USD Term SOFR + 4.37%)(b)(j)	929,682
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	234,086
105,000	EUR	PLT VII Finance Sarl, 4.63%, due 01/05/26 144A	107,903
2,190,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	2,038,408
545,000		POSCO, 5.75%, due 01/17/28(h) 144A	541,944
1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,763,590
15,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	14,869
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28(h) 144A	102,005
280,000		Prosperous Ray Ltd., 4.63%, due 11/12/23(i)	279,440
1,350,000		Prosus NV, 3.06%, due 07/13/31 144A	1,002,970
1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	599,049
1,685,000		Prosus NV, 4.19%, due 01/19/32 144A	1,344,302
590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27(h) 144A	544,906
550,000		QVC, Inc., 4.38%, due 09/01/28	289,532
880,000		QVC, Inc., 4.45%, due 02/15/25	771,010
590,000		QVC, Inc., 4.85%, due 04/01/24	567,742
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	243,572
575,000		Radian Group, Inc., 6.63%, due 03/15/25	572,131
640,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	253,757
40,000		Range Resources Corp., 4.75%, due 02/15/30(h) 144A	35,549
3,060,000		Range Resources Corp., 8.25%, due 01/15/29	3,139,652
395,000		Republic Services, Inc., 5.00%, due 04/01/34	374,179
1,260,000		Revvity, Inc., 2.25%, due 09/15/31	959,160
2,760,000		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, due 03/01/29 144A	2,284,701
450,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	425,592
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(i)	2,011,240
1,120,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	1,028,033
340,000		Royal Caribbean Cruises Ltd., 5.50%, due 08/31/26 144A	321,220
1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,239,106
460,000		Royal Caribbean Cruises Ltd., 9.25%, due 01/15/29(h) 144A	486,304
72,000		Royal Caribbean Cruises Ltd., 11.50%, due 06/01/25 144A	76,066
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,305,000		Royal Caribbean Cruises Ltd., 11.63%, due 08/15/27 144A	1,416,608
400,000		RR Donnelley & Sons Co., 9.75%, due 07/31/28 144A	400,586
1,150,000		Rumo Luxembourg Sarl, 4.20%, due 01/18/32 144A	897,989
590,000	GBP	Saga PLC, 5.50%, due 07/15/26(i)	574,602
1,380,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	1,346,285
230,000		Sands China Ltd., 2.55%, due 03/08/27(h)(k)	199,686
200,000		Sands China Ltd., 3.10%, due 03/08/29(k)	165,627
200,000		Sands China Ltd., 5.38%, due 08/08/25(k)	193,871
240,000		Sands China Ltd., 5.65%, due 08/08/28(k)	226,072
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	329,634
815,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	511,452
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	306,478
460,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	420,821
240,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, due 07/15/28(i)	259,835
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	293,611
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	303,513
545,000		Sempra, 3.70%, due 04/01/29	491,482
905,000		SEPLAT Energy PLC, 7.75%, due 04/01/26 144A	774,182
800,000		Service Properties Trust REIT, 5.50%, due 12/15/27	684,711
780,000		Shelf Drilling Holdings Ltd., 9.63%, due 04/15/29 144A	772,892
1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30 144A	708,265
1,170,000		Smyrna Ready Mix Concrete LLC, 6.00%, due 11/01/28 144A	1,081,491
790,000		Southern Copper Corp., 7.50%, due 07/27/35	869,709
1,880,000		Southwestern Energy Co., 4.75%, due 02/01/32	1,615,612
1,056,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	1,056,408
600,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	600,274
2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%)(b)(j) 144A	1,555,819
880,000		Star Parent, Inc., 9.00%, due 10/01/30 144A	890,342
1,550,000		Starwood Property Trust, Inc. REIT, 4.38%, due 01/15/27 144A	1,353,795
1,030,000		Stellantis Finance U.S., Inc., 5.63%, due 01/12/28 144A	1,019,829
900,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	742,545
969,000		StoneX Group, Inc., 8.63%, due 06/15/25 144A	978,007
926,000		Strathcona Resources Ltd., 6.88%, due 08/01/26(h) 144A	873,750
635,000		Studio City Finance Ltd., 6.00%, due 07/15/25 144A	604,996
470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	398,952
240,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31(h) 144A	200,634
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	90,896
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/26(k) 144A	384,610
1,583,000		Sunnova Energy Corp., 5.88%, due 09/01/26(h) 144A	1,359,085
630,000		Sunnova Energy Corp., 11.75%, due 10/01/28(h) 144A	607,397
1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32	961,189
990,000		Suzano Austria GmbH, 7.00%, due 03/16/47(i)	952,091
360,000		Swire Pacific MTN Financing Ltd., 4.50%, due 10/09/23(i)	359,877
710,000		Talen Energy Supply LLC, 8.63%, due 06/01/30 144A	728,454
330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	291,649
45,000		Targa Resources Corp., 5.20%, due 07/01/27	44,122
515,000		Targa Resources Corp., 6.13%, due 03/15/33	505,268

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
60,000		Teck Resources Ltd., 6.00%, due 08/15/40	53,765
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	159,482
1,810,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	1,607,365
735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(i)	666,648
1,280,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	1,380,775
1,070,000		Teva Pharmaceutical Finance Netherlands III BV, 8.13%, due 09/15/31(h)	1,108,308
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	669,248
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	274,815
2,540,000		Titan International, Inc., 7.00%, due 04/30/28	2,376,381
270,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	240,498
2,455,000		T-Mobile USA, Inc., 4.80%, due 07/15/28	2,360,606
2,205,000		T-Mobile USA, Inc., 4.95%, due 03/15/28	2,140,867
550,000		TMS Issuer Sarl, 5.78%, due 08/23/32 144A	552,035
820,000		TopBuild Corp., 3.63%, due 03/15/29 144A	699,116
630,000		Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	628,333
1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,037,030
380,000		TransAlta Corp., 7.75%, due 11/15/29(h)	385,105
2,155,000		TransCanada PipeLines Ltd., 6.20%, due 03/09/26	2,152,688
1,120,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	1,101,470
250,000		TransDigm, Inc., 6.75%, due 08/15/28 144A	246,435
580,000		Transnet SOC Ltd., 8.25%, due 02/06/28 144A	556,725
1,790,000		Triumph Group, Inc., 9.00%, due 03/15/28 144A	1,772,201
70,000		Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	65,935
1,115,000		TSMC Global Ltd., 2.25%, due 04/23/31(i)	892,718
490,000		Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	479,067
1,680,000		Tutor Perini Corp., 6.88%, due 05/01/25(h) 144A	1,538,507
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	114,905
640,000		UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	604,972
1,110,000		UBS Group AG, 4.99% (1 yr. CMT + 2.40%), due 08/05/33(b) 144A	993,365
1,955,000		UBS Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	1,933,370
1,120,000		UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b)(j) 144A	1,106,424
990,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	830,603
555,000		UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	523,273
51,720		United Airlines Pass-Through Trust, 4.88%, due 07/15/27	50,108
460,912		United Airlines Pass-Through Trust, 5.88%, due 04/15/29	457,520
100,000		United Airlines, Inc., 4.38%, due 04/15/26 144A	92,579
1,130,000		United Airlines, Inc., 4.63%, due 04/15/29 144A	972,450
1,860,000		United Parcel Service, Inc., 4.88%, due 03/03/33	1,793,578
270,000		United Rentals North America, Inc., 4.88%, due 01/15/28	252,470
1,380,000		United Rentals North America, Inc., 5.25%, due 01/15/30	1,278,195
520,000		United Rentals North America, Inc., 5.50%, due 05/15/27	505,862
3,540,000		United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,450,831
240,000		Upbound Group, Inc., 6.38%, due 02/15/29(h) 144A	213,268
290,000		Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	214,412
540,000		Vale Overseas Ltd., 6.88%, due 11/10/39	541,016
500,000		Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	388,755
1,370,000		Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,308,192
700,000		Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	688,829
420,000		Vericast Corp., 11.00%, due 09/15/26 144A	440,475
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	317,113
2,825,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	2,485,748
1,630,000	Viking Cruises Ltd., 7.00%, due 02/15/29 144A	1,501,336
820,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	821,214
300,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 02/15/29 144A	271,817
300,000	Virgin Media Secured Finance PLC, 5.50%, due 05/15/29 144A	267,540
1,070,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27(h) 144A	923,019
1,000,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28 144A	879,301
450,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	364,081
660,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	600,962
370,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28 144A	208,655
1,085,000	Warnermedia Holdings, Inc., 6.41%, due 03/15/26	1,085,271
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	191,599
350,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC REIT, 4.75%, due 09/17/44 144A	224,449
1,395,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	1,304,728
1,110,000	Western Midstream Operating LP, 5.30%, due 03/01/48	867,756
1,035,000	Western Midstream Operating LP, 5.45%, due 04/01/44	835,515
60,000	Williams Cos., Inc., 8.75%, due 03/15/32(k)	68,276
1,210,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	1,164,874
360,000	WW International, Inc., 4.50%, due 04/15/29 144A	253,444
2,270,000	Wynn Macau Ltd., 4.88%, due 10/01/24(h) 144A	2,214,643
1,845,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	1,601,548
190,000	XPO Escrow Sub LLC, 7.50%, due 11/15/27 144A	192,418
730,000	XPO, Inc., 6.25%, due 06/01/28 144A	707,680
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	169,116
460,000	YPF SA, 6.95%, due 07/21/27 144A	369,747
860,000	YPF SA, 8.50%, due 07/28/25 144A	769,390
318,500	YPF SA, 9.00%, due 02/12/26(k) 144A	308,055
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	76,458
720,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	692,971
420,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	412,050
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30(h) 144A	762,929
240,000	ZipRecruiter, Inc., 5.00%, due 01/15/30 144A	188,695
		480,226,159
	Mortgage Backed Securities - Private Issuers — 5.9%
910,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, due 03/25/49(c) 144A	877,805
355,000	BANK, Series 2020-BN25, Class AS, 2.84%, due 01/15/63	282,329
500,000	BANK, Series 2022-BNK44, Class D, 4.00%, due 11/15/32 144A	280,916
870,000	BANK, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	823,544
6,039,574	BANK, Series 2023-BNK46, Class XA, 0.75%, due 08/15/56	245,030
280,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	239,700
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(c) 144A	648,955
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	278,237
390,000	BBCMS Trust, Series 2018-CBM, Class D, 8.02% (1 mo. USD Term SOFR + 2.69%), due 07/15/37(b) 144A	363,007
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	201,958

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
630,000	Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, due 07/15/56 144A	443,490
1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 12.27% (1 mo. USD Term SOFR + 6.93%), due 07/15/25(b) 144A	896,119
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 10.77% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	819,081
808,755	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61(c) 144A	714,703
293,339	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(c) 144A	282,641
235,281	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(c) 144A	228,249
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 7.60% (1 mo. USD Term SOFR + 2.26%), due 04/15/34(b) 144A	578,341
1,110,067	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 6.18% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	1,089,184
890,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.30% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	874,041
967,460	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 6.10% (1 mo. USD Term SOFR + 0.77%), due 05/15/38(b) 144A	950,111
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 8.30% (1 mo. USD Term SOFR + 2.96%), due 09/15/36(b) 144A	648,973
398,784	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 9.34% (1 mo. USD Term SOFR + 4.00%), due 10/15/38(b) 144A	377,423
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.32% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,232,358
777,667	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 9.44% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	743,380
970,000	BX Commercial Mortgage Trust, Series 2023-VLT2, Class E, 11.20% (1 mo. USD Term SOFR + 5.87%), due 06/15/40(b) 144A	971,199
950,000	BX Trust, Series 2018-BILT, Class B, 6.65% (1 mo. USD Term SOFR + 1.32%), due 05/15/30(b) 144A	938,783
880,000	BX Trust, Series 2021-SDMF, Class F, 7.38% (1 mo. USD Term SOFR + 2.05%), due 09/15/34(b) 144A	827,098
830,000	BX Trust, Series 2022-LBA6, Class D, 7.33% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	810,872
500,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	481,996
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(c) 144A	210,524
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(c) 144A	308,484
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 6.40% (1 mo. USD Term SOFR + 1.06%), due 11/15/36(b) 144A	294,688
500,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.51%, due 09/15/48(c)	443,742
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	244,391
305,000	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	246,760
450,000	CSMC Trust, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	183,111
300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	248,833
1,050,000	CSMC Trust, Series 2020-TMIC, Class A, 8.95% (1 mo. USD Term SOFR + 3.61%), due 12/15/35(b) 144A	1,049,255
909,045	CSMC Trust, Series 2022-RPL4, Class A1, 3.90%, due 04/25/62(c) 144A	836,058
1,057,369	CSMC Trust Capital Certificates, Series 2019-ICE4, Class F, 8.03% (1 mo. USD Term SOFR + 2.70%), due 05/15/36(b) 144A	1,042,331
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
932,038	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 6.93% (1 mo. USD Term SOFR + 1.60%), due 05/15/35(b) 144A	914,227
930,000	Ellington Financial Mortgage Trust, Series 2020-1, Class B1, 5.11%, due 05/25/65(c) 144A	887,193
1,009,512	Ellington Financial Mortgage Trust, Series 2023-1, Class A3, 6.54%, due 02/25/68(k) 144A	993,893
770,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 6.97% (1 mo. USD Term SOFR + 1.63%), due 11/15/38(b) 144A	752,718
465,739	Extended Stay America Trust, Series 2021-ESH, Class F, 9.15% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	454,223
1,580,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA1, Class B1, 7.73% (30 day USD SOFR Average + 2.41%), due 01/25/50(b) 144A	1,590,318
107,774	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA2, Class M2, 7.28% (30 day USD SOFR Average + 1.96%), due 02/25/50(b) 144A	108,002
1,006,283	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA3, Class B1, 10.53% (30 day USD SOFR Average + 5.21%), due 06/25/50(b) 144A	1,090,265
830,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA5, Class B1, 10.12% (30 day USD SOFR Average + 4.80%), due 10/25/50(b) 144A	904,615
1,060,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.32% (30 day USD SOFR Average + 3.00%), due 12/25/50(b) 144A	1,045,340
970,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 10.07% (30 day USD SOFR Average + 4.75%), due 01/25/51(b) 144A	957,292
380,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B1, 8.82% (30 day USD SOFR Average + 3.50%), due 10/25/33(b) 144A	393,508
1,140,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M2, 7.42% (30 day USD SOFR Average + 2.10%), due 10/25/33(b) 144A	1,143,542
1,270,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B1, 8.37% (30 day USD SOFR Average + 3.05%), due 01/25/34(b) 144A	1,275,884
851,769	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.97% (30 day USD SOFR Average + 1.65%), due 01/25/34(b) 144A	851,449
980,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class B1, 8.72% (30 day USD SOFR Average + 3.40%), due 10/25/41(b) 144A	992,873
400,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.82% (30 day USD SOFR Average + 1.50%), due 10/25/41(b) 144A	394,763
1,000,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.12% (30 day USD SOFR Average + 1.80%), due 11/25/41(b) 144A	978,192
970,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.07% (30 day USD SOFR Average + 4.75%), due 02/25/42(b) 144A	984,657
1,240,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M2, 9.07% (30 day USD SOFR Average + 3.75%), due 02/25/42(b) 144A	1,274,350
1,090,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M1B, 8.22% (30 day USD SOFR Average + 2.90%), due 04/25/42(b) 144A	1,115,757
880,000	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M2, 11.07% (30 day USD SOFR Average + 5.75%), due 09/25/42(b) 144A	964,471
209,639	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-SPI1, Class B, 4.12%, due 09/25/47(c) 144A	141,854
910,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 8.72% (30 day USD SOFR Average + 3.40%), due 08/25/33(b) 144A	935,287
440,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1B1, 9.43% (30 day USD SOFR Average + 4.11%), due 05/25/30(b) 144A	473,273
610,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C01, Class 1B1, 8.98% (30 day USD SOFR Average + 3.66%), due 07/25/30(b) 144A	647,915

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
492,500	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 9.18% (30 day USD SOFR Average + 3.86%), due 03/25/31(b) 144A	528,826
800,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-R07, Class 1B1, 9.78% (30 day USD SOFR Average + 4.46%), due 04/25/31(b) 144A	849,456
920,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R03, Class 1B1, 9.53% (30 day USD SOFR Average + 4.21%), due 09/25/31(b) 144A	962,865
680,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R07, Class 1B1, 8.83% (30 day USD SOFR Average + 3.51%), due 10/25/39(b) 144A	686,766
260,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2020-R01, Class 1B1, 8.68% (30 day USD SOFR Average + 3.36%), due 01/25/40(b) 144A	257,901
129,227	Federal National Mortgage Association Connecticut Avenue Securities, Series 2020-R01, Class 1M2, 7.48% (30 day USD SOFR Average + 2.16%), due 01/25/40(b) 144A	129,757
2,280,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 8.42% (30 day USD SOFR Average + 3.10%), due 10/25/41(b) 144A	2,287,264
800,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R03, Class 1B1, 8.07% (30 day USD SOFR Average + 2.75%), due 12/25/41(b) 144A	797,150
1,000,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 8.42% (30 day USD SOFR Average + 3.10%), due 03/25/42(b) 144A	1,016,473
1,020,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R06, Class 1B1, 9.22% (30 day USD SOFR Average + 3.90%), due 07/25/43(b) 144A	1,032,732
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 9.83% (1 mo. USD Term SOFR + 4.50%), due 11/15/32(b) 144A	500,892
570,000	GS Mortgage Securities Corportation Trust, Series 2020-DUNE, Class A, 6.55% (1 mo. USD Term SOFR + 1.21%), due 12/15/36(b) 144A	561,800
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(c) 144A	82,205
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.84%, due 06/10/47(c) 144A	116,861
670,000	GS Mortgage Securities Trust, Series 2015-GC28, Class D, 4.45%, due 02/10/48(c) 144A	575,178
720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	610,085
147,242	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.34% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	132,371
1,390,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 13.96% (1 mo. USD Term SOFR + 8.62%), due 06/15/35(b)(n) 144A	14
1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 8.72% (1 mo. USD Term SOFR + 3.39%), due 07/05/33(b) 144A	917,913
530,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 8.55% (1 mo. USD Term SOFR + 2.96%), due 09/15/29(b) 144A	343,536
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 9.35% (1 mo. USD Term SOFR + 3.76%), due 09/15/29(b) 144A	493,823
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 8.55% (1 mo. USD Term SOFR + 3.21%), due 12/15/36(b) 144A	109,455
760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(c) 144A	542,633
810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 9.71% (1 mo. USD Term SOFR + 4.38%), due 11/15/38(b) 144A	770,462
1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 8.21% (30 day USD SOFR Average + 2.90%), due 03/15/39(b) 144A	981,538
527,191	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 7.50% (1 mo. USD Term SOFR + 2.17%), due 04/15/37(b) 144A	472,696
625,480	KIND Trust, Series 2021-KIND, Class D, 7.75% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	587,271
1,055,197	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25%, due 02/25/60(k) 144A	1,049,258
160,451	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.25%, due 06/25/60(k) 144A	158,859
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
532,445	Med Trust, Series 2021-MDLN, Class C, 7.25% (1 mo. USD Term SOFR + 1.91%), due 11/15/38(b) 144A	518,008
577,230	Med Trust, Series 2021-MDLN, Class E, 8.60% (1 mo. USD Term SOFR + 3.26%), due 11/15/38(b) 144A	551,650
1,741,642	Med Trust, Series 2021-MDLN, Class G, 10.70% (1 mo. USD Term SOFR + 5.36%), due 11/15/38(b) 144A	1,653,658
821,017	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.25% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	810,551
472,000	MHC Trust, Series 2021-MHC2, Class E, 7.40% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	458,642
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(c) 144A	258,912
340,525	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	283,912
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	474,053
452,738	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.68% (30 day USD SOFR Average + 3.36%), due 10/25/49(b) 144A	442,731
458,993	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.18% (30 day USD SOFR Average + 3.86%), due 03/25/50(b) 144A	448,874
271,634	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.91% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	248,512
360,491	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.49%, due 06/25/57(c) 144A	346,698
425,094	OBX Trust, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62(k) 144A	406,383
665,843	OPG Trust, Series 2021-PORT, Class D, 6.58% (1 mo. USD Term SOFR + 1.25%), due 10/15/36(b) 144A	641,896
68,303	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 9.13% (30 day USD SOFR Average + 3.81%), due 11/27/31(b) 144A	68,026
61,490	Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, due 01/25/56(c) 144A	60,921
278,942	Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	273,515
274,087	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M1, 4.00%, due 07/25/56(c) 144A	270,978
415,000	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	363,345
280,000	Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	255,334
790,000	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c) 144A	716,505
560,000	Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	472,501
370,000	Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	317,355
640,000	Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	553,781
590,000	Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	507,011
500,000	Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	436,172
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(f) 144A	80,247
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(f) 144A	192,690
294,404	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 5.99% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	216,699

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
766,336		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 8.92% (1 mo. USD Term SOFR + 3.59%), due 11/11/34(b) 144A	742,125
761,476		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 9.70% (1 mo. USD Term SOFR + 4.37%), due 11/11/34(b) 144A	734,515
940,000		Towd Point Mortgage Trust, Series 2017-5, Class B1, 5.28% (1 mo. USD Term SOFR + 1.91%), due 02/25/57(b) 144A	925,531
590,000		Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	396,852
257,826		UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	238,213
232,483		WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 6.21% (1 mo. USD Term SOFR + 0.89%), due 01/25/45(b)	213,536
324,957		WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 3.44%, due 12/25/36(c)	278,992
530,000		Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	489,948
1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(c) 144A	694,484
226,388		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 4.68%, due 04/25/36(c)	209,846
			80,333,203
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
127,067		Federal National Mortgage Association, Pool # BM6224, 2.79%, due 01/01/35(c)	103,206
194,312		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	170,626
			273,832
		Sovereign Debt Obligations — 32.0%
1,275,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49(i)	831,526
940,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49 144A	613,046
935,000		Angola Government International Bonds, 8.00%, due 11/26/29(i)	771,864
240,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	193,556
5,505		Argentina Government International Bonds, 1.00%, due 07/09/29	1,541
2,455,000		Argentina Government International Bonds, 3.63%, due 07/09/35(k)	611,677
327,438		Argentina Republic Government International Bonds, 3.63%, due 07/09/46(k)	83,155
975,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(i)	836,901
870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(i)	821,989
1,810,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.50%, due 03/01/25	1,913,171
1,955,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	2,085,566
1,010,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(i) 144A	1,033,174
510,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(i)	536,531
1,950,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(i) 144A	2,225,313
270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 7.00%, due 05/01/34(i) 144A	331,486
1,000,000		Brazil Government International Bonds, 4.63%, due 01/13/28	962,949
1,960,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,360,815
38,446,000	BRL	Brazil Letras do Tesouro Nacional, 11.08%, due 01/01/25(g)	6,757,393
35,362,000	BRL	Brazil Letras do Tesouro Nacional, 11.47%, due 01/01/26(g)	5,622,072
6,227,000	BRL	Brazil Letras do Tesouro Nacional, 11.50%, due 07/01/24(g)	1,148,804
35,887,000	BRL	Brazil Letras do Tesouro Nacional, 12.55%, due 01/01/24(g)	6,970,406
4,354,000	BRL	Brazil Letras do Tesouro Nacional, 13.08%, due 07/01/25(g)	730,531
140,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	119,092
302,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 08/15/50	254,969
45,868,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/25	9,067,026
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
50,674,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/27	9,889,254
54,535,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	10,355,498
53,600,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	9,964,411
17,264,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/33	3,148,276
748,000		Chile Government International Bonds, 2.55%, due 01/27/32(h)	605,867
403,000		Chile Government International Bonds, 4.34%, due 03/07/42	327,459
3,930,000	CNY	China Government Bonds, 2.68%, due 05/21/30	536,924
7,320,000	CNY	China Government Bonds, 2.85%, due 06/04/27	1,014,563
7,200,000	CNY	China Government Bonds, 2.88%, due 02/25/33	998,276
4,330,000	CNY	China Government Bonds, 3.02%, due 10/22/25	601,590
1,990,000	CNY	China Government Bonds, 3.02%, due 05/27/31	278,632
8,120,000	CNY	China Government Bonds, 3.13%, due 11/21/29	1,144,781
6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	966,796
2,250,000	CNY	China Government Bonds, 3.28%, due 12/03/27	318,964
3,630,000	CNY	China Government Bonds, 3.29%, due 05/23/29	516,689
1,240,000	CNY	China Government Bonds, 3.72%, due 04/12/51	190,076
3,450,000	CNY	China Government Bonds, 3.81%, due 09/14/50	535,451
270,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(i)	248,273
818,000		Colombia Government International Bonds, 3.13%, due 04/15/31	607,247
1,485,000		Colombia Government International Bonds, 4.13%, due 05/15/51	832,716
263,000		Colombia Government International Bonds, 7.50%, due 02/02/34	249,119
12,283,300,000	COP	Colombia TES, 5.75%, due 11/03/27	2,528,154
22,558,200,000	COP	Colombia TES, 6.00%, due 04/28/28	4,602,630
12,503,000,000	COP	Colombia TES, 6.25%, due 11/26/25	2,847,563
7,262,300,000	COP	Colombia TES, 6.25%, due 07/09/36	1,153,897
15,204,200,000	COP	Colombia TES, 7.00%, due 03/26/31	2,947,659
1,517,200,000	COP	Colombia TES, 7.00%, due 03/26/31	294,142
24,266,100,000	COP	Colombia TES, 7.00%, due 06/30/32	4,526,496
16,063,200,000	COP	Colombia TES, 7.25%, due 10/18/34	2,891,300
5,090,000,000	COP	Colombia TES, 7.25%, due 10/26/50	789,783
12,635,300,000	COP	Colombia TES, 7.50%, due 08/26/26	2,874,182
14,298,600,000	COP	Colombia TES, 7.75%, due 09/18/30	2,953,438
8,445,000,000	COP	Colombia TES, 9.25%, due 05/28/42	1,661,099
8,317,400,000	COP	Colombia TES, 10.00%, due 07/24/24	2,075,555
7,366,600,000	COP	Colombia TES, 13.25%, due 02/09/33	1,968,126
22,210,000	CZK	Czech Republic Government Bonds, 0.95%, due 05/15/30(i)	761,248
15,220,000	CZK	Czech Republic Government Bonds, 1.00%, due 06/26/26(i)	596,921
29,670,000	CZK	Czech Republic Government Bonds, 1.20%, due 03/13/31	1,009,288
7,840,000	CZK	Czech Republic Government Bonds, 1.25%, due 02/14/25	320,999
24,440,000	CZK	Czech Republic Government Bonds, 1.75%, due 06/23/32	842,922
29,590,000	CZK	Czech Republic Government Bonds, 2.00%, due 10/13/33	1,011,972
4,270,000	CZK	Czech Republic Government Bonds, 2.40%, due 09/17/25(i)	176,254
4,900,000	CZK	Czech Republic Government Bonds, 2.50%, due 08/25/28(i)	192,574
24,930,000	CZK	Czech Republic Government Bonds, 2.75%, due 07/23/29	976,385
5,440,000	CZK	Czech Republic Government Bonds, 4.20%, due 12/04/36(i)	223,600
80,460,000	CZK	Czech Republic Government Bonds, 5.00%, due 09/30/30	3,554,650
100,500,000	CZK	Czech Republic Government Bonds, 5.50%, due 12/12/28	4,534,243
4,340,000	CZK	Czech Republic Government Bonds, 6.00%, due 02/26/26	194,613
580,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(i)	472,604

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	321,183
510,000		Dominican Republic International Bonds, 5.50%, due 02/22/29(i)	468,010
1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	958,176
910,000		Dominican Republic International Bonds, 6.00%, due 02/22/33 144A	805,814
430,000		Dominican Republic International Bonds, 7.05%, due 02/03/31 144A	416,145
1,665,000		Ecuador Government International Bonds, 6.00%, due 07/31/30(i)(k)	854,812
7,061,000	EGP	Egypt Government Bonds, 14.66%, due 10/06/30	150,602
6,937,000	EGP	Egypt Government Bonds, 14.82%, due 07/06/31	147,025
1,720,000		Egypt Government International Bonds, 5.80%, due 09/30/27(i)	1,136,755
1,045,000		Egypt Government International Bonds, 7.60%, due 03/01/29(i)	674,704
943,000		Egypt Government International Bonds, 8.88%, due 05/29/50(i)	513,888
1,080,000		El Salvador Government International Bonds, 9.50%, due 07/15/52(i)	827,692
11,240,000	ZAR	European Investment Bank, 8.50%, due 09/17/24(i)	595,071
920,000		Export-Import Bank of India, 5.50%, due 01/18/33 144A	882,661
1,035,000		Export-Import Bank of Korea, 5.00%, due 01/11/28	1,023,583
5,100,000,000	IDR	Export-Import Bank of Korea, 8.00%, due 05/15/24(i)	331,855
905,000		Gabon Government International Bonds, 7.00%, due 11/24/31(i)	675,356
1,215,000		Ghana Government International Bonds, 7.75%, due 04/07/29(i)	541,046
390,000		Ghana Government International Bonds, 7.75%, due 04/07/29 144A	173,669
1,025,000		Guatemala Government Bonds, 4.88%, due 02/13/28(i)	954,735
121,750,000	HUF	Hungary Government Bonds, 1.50%, due 04/22/26	284,278
191,110,000	HUF	Hungary Government Bonds, 2.00%, due 05/23/29	397,250
300,950,000	HUF	Hungary Government Bonds, 2.25%, due 04/20/33	553,076
143,770,000	HUF	Hungary Government Bonds, 2.75%, due 12/22/26	335,299
266,700,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/27	613,039
325,920,000	HUF	Hungary Government Bonds, 3.00%, due 08/21/30	687,899
443,170,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	742,875
360,790,000	HUF	Hungary Government Bonds, 3.00%, due 04/25/41	575,451
224,860,000	HUF	Hungary Government Bonds, 3.25%, due 10/22/31	468,804
259,610,000	HUF	Hungary Government Bonds, 4.00%, due 04/28/51	433,076
890,780,000	HUF	Hungary Government Bonds, 4.50%, due 03/23/28	2,151,196
1,388,420,000	HUF	Hungary Government Bonds, 4.75%, due 11/24/32	3,143,227
92,440,000	HUF	Hungary Government Bonds, 5.50%, due 06/24/25	240,442
808,840,000	HUF	Hungary Government Bonds, 6.75%, due 10/22/28	2,135,953
98,370,000	HUF	Hungary Government Bonds, 9.50%, due 10/21/26	276,878
394,640,000	HUF	Hungary Government Bonds, 9.50%, due 10/21/26	1,110,775
1,985,000		Hungary Government International Bonds, 6.13%, due 05/22/28 144A	1,981,790
672,000		Hungary Government International Bonds, 6.25%, due 09/22/32 144A	656,514
17,850,000,000	IDR	Indonesia Treasury Bonds, 5.13%, due 04/15/27	1,110,246
14,660,000,000	IDR	Indonesia Treasury Bonds, 5.50%, due 04/15/26	929,988
7,852,000,000	IDR	Indonesia Treasury Bonds, 6.13%, due 05/15/28	501,359
23,108,000,000	IDR	Indonesia Treasury Bonds, 6.25%, due 06/15/36	1,455,400
7,396,000,000	IDR	Indonesia Treasury Bonds, 6.38%, due 08/15/28	475,957
55,733,000,000	IDR	Indonesia Treasury Bonds, 6.38%, due 04/15/32	3,521,366
37,025,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 06/15/25	2,403,714
75,394,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 02/15/31	4,790,239
3,000,000,000	IDR	Indonesia Treasury Bonds, 6.88%, due 08/15/51	191,895
21,514,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 05/15/27	1,413,145
65,056,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 02/15/33	4,244,993
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
30,383,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/38	1,987,811
6,949,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/42	456,471
27,918,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/43	1,825,644
4,546,000,000	IDR	Indonesia Treasury Bonds, 7.38%, due 05/15/48	308,925
23,326,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 08/15/32	1,574,501
21,952,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 05/15/38	1,491,032
54,314,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 04/15/40	3,675,815
14,309,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 05/15/29	997,001
2,658,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 06/15/32	188,052
17,896,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 05/15/36	1,289,832
11,780,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 09/15/26	803,159
70,833,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 03/15/34	5,113,726
36,242,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 04/15/39	2,668,823
20,500,000,000	IDR	Indonesia Treasury Bonds, 8.75%, due 05/15/31	1,487,421
8,328,000,000	IDR	Indonesia Treasury Bonds, 9.00%, due 03/15/29	598,576
6,017,000,000	IDR	Indonesia Treasury Bonds, 9.50%, due 07/15/31	452,139
14,502,000,000	IDR	Indonesia Treasury Bonds, 11.00%, due 09/15/25	1,018,602
170,000	EUR	Ivory Coast Government International Bonds, 4.88%, due 01/30/32 144A	137,465
175,753		Ivory Coast Government International Bonds, 5.75%, due 12/31/32(i)(k)	157,235
740,000		Ivory Coast Government International Bonds, 6.13%, due 06/15/33(i)	615,939
1,110,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(i)	1,039,521
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	819,487
13,843,000	MYR	Malaysia Government Bonds, 2.63%, due 04/15/31	2,690,916
25,657,000	MYR	Malaysia Government Bonds, 3.48%, due 06/14/24	5,473,165
1,921,000	MYR	Malaysia Government Bonds, 3.50%, due 05/31/27	406,040
2,017,000	MYR	Malaysia Government Bonds, 3.52%, due 04/20/28	425,993
19,109,000	MYR	Malaysia Government Bonds, 3.58%, due 07/15/32	3,937,976
19,990,000	MYR	Malaysia Government Bonds, 3.73%, due 06/15/28	4,248,438
3,943,000	MYR	Malaysia Government Bonds, 3.76%, due 05/22/40	788,452
15,253,000	MYR	Malaysia Government Bonds, 3.83%, due 07/05/34	3,176,010
2,226,000	MYR	Malaysia Government Bonds, 3.84%, due 04/15/33	467,289
17,156,000	MYR	Malaysia Government Bonds, 3.88%, due 03/14/25	3,680,071
2,586,000	MYR	Malaysia Government Bonds, 3.89%, due 03/15/27	554,307
27,700,000	MYR	Malaysia Government Bonds, 3.89%, due 08/15/29	5,886,530
13,449,000	MYR	Malaysia Government Bonds, 3.90%, due 11/30/26	2,887,287
6,866,000	MYR	Malaysia Government Bonds, 3.90%, due 11/16/27	1,474,020
5,705,000	MYR	Malaysia Government Bonds, 3.91%, due 07/15/26	1,225,743
1,322,000	MYR	Malaysia Government Bonds, 3.96%, due 09/15/25	283,741
2,011,000	MYR	Malaysia Government Bonds, 4.07%, due 06/15/50	400,671
624,000	MYR	Malaysia Government Bonds, 4.13%, due 04/15/32	134,060
1,205,000	MYR	Malaysia Government Bonds, 4.23%, due 06/30/31	260,990
11,727,000	MYR	Malaysia Government Bonds, 4.39%, due 04/15/26	2,544,324
1,280,000	MYR	Malaysia Government Bonds, 4.46%, due 03/31/53	273,597
3,541,000	MYR	Malaysia Government Bonds, 4.50%, due 04/15/30	780,837
1,110,000	MYR	Malaysia Government Bonds, 4.64%, due 11/07/33	249,310
3,159,000	MYR	Malaysia Government Bonds, 4.70%, due 10/15/42	707,190
1,597,000	MYR	Malaysia Government Bonds, 4.74%, due 03/15/46	355,624
5,176,000	MYR	Malaysia Government Bonds, 4.76%, due 04/07/37	1,168,268
2,243,000	MYR	Malaysia Government Bonds, 4.89%, due 06/08/38	516,424

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
58,259,000	MXN	Mexico Bonos, 5.00%, due 03/06/25	3,105,258
27,108,100	MXN	Mexico Bonos, 5.50%, due 03/04/27	1,343,698
96,035,400	MXN	Mexico Bonos, 5.75%, due 03/05/26	4,960,047
75,325,400	MXN	Mexico Bonos, 7.50%, due 06/03/27	3,960,343
84,496,400	MXN	Mexico Bonos, 7.50%, due 05/26/33	4,132,902
85,338,800	MXN	Mexico Bonos, 7.75%, due 05/29/31	4,327,954
13,369,600	MXN	Mexico Bonos, 7.75%, due 11/23/34	656,252
78,156,200	MXN	Mexico Bonos, 7.75%, due 11/13/42	3,624,818
25,000,000	MXN	Mexico Bonos, 8.00%, due 12/07/23	1,429,324
3,144,000	MXN	Mexico Bonos, 8.00%, due 09/05/24	175,621
121,896,200	MXN	Mexico Bonos, 8.00%, due 11/07/47	5,775,138
38,807,300	MXN	Mexico Bonos, 8.00%, due 07/31/53	1,823,587
8,178,800	MXN	Mexico Bonos, 8.00%, due 07/31/53	384,329
29,302,900	MXN	Mexico Bonos, 8.50%, due 05/31/29	1,577,873
22,162,400	MXN	Mexico Bonos, 8.50%, due 05/31/29	1,193,379
55,430,600	MXN	Mexico Bonos, 8.50%, due 11/18/38	2,813,457
51,504,300	MXN	Mexico Bonos, 8.50%, due 11/18/38	2,614,173
70,748,500	MXN	Mexico Bonos, 10.00%, due 12/05/24	4,024,183
4,008,300	MXN	Mexico Bonos, 10.00%, due 12/05/24	227,993
7,390,300	MXN	Mexico Bonos, 10.00%, due 11/20/36	427,275
1,220,000		Mexico Government International Bonds, 2.66%, due 05/24/31	965,671
595,000		Mexico Government International Bonds, 4.88%, due 05/19/33(h)	534,345
470,000		Mexico Government International Bonds, 6.34%, due 05/04/53	428,906
7,280,501	MXN	Mexico Udibonos, 4.00%, due 11/30/28	395,119
46,143,689	MXN	Mexico Udibonos, 4.50%, due 12/04/25(f)	2,570,431
15,877,144	MXN	Mexico Udibonos, 4.50%, due 11/22/35	891,530
320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	319,248
1,495,000		Nigeria Government International Bonds, 8.38%, due 03/24/29(i)	1,283,861
865,000		Oman Government International Bonds, 5.63%, due 01/17/28(h) 144A	844,270
895,000		Pakistan Government International Bonds, 8.25%, due 04/15/24(i)	736,697
930,000		Panama Government International Bonds, 4.50%, due 04/01/56	614,884
390,000		Panama Government International Bonds, 6.40%, due 02/14/35	378,897
1,520,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(i)	1,203,267
1,645,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	348,015
8,719,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	1,964,649
10,204,000	PEN	Peru Government Bonds, 5.94%, due 02/12/29	2,614,049
6,498,000	PEN	Peru Government Bonds, 6.15%, due 08/12/32	1,596,071
1,966,000	PEN	Peru Government Bonds, 6.90%, due 08/12/37	493,813
1,718,000	PEN	Peru Government Bonds, 6.95%, due 08/12/31	448,714
11,005,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(i) 144A	2,900,997
9,430,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(i)	2,488,203
7,445,000	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(i)	1,925,170
3,070,000	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(i)	801,834
1,859,000	PEN	Peru Government International Bonds, 8.20%, due 08/12/26(i)	515,265
1,780,031		Provincia de Buenos Aires/Government Bonds, 6.38%, due 09/01/37(k) 144A	585,888
351,360		Provincia de Cordoba, 6.88%, due 12/10/25(k) 144A	294,053
1,020,000		Qatar Government International Bonds, 4.40%, due 04/16/50 144A	834,631
400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	362,975
9,824,422	GHS	Republic of Ghana Government Bonds, 8.35%, due 02/16/27	532,177
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
4,198,143	GHS	Republic of Ghana Government Bonds, 8.50%, due 02/15/28	200,701
989,997	GHS	Republic of Ghana Government Bonds, 8.65%, due 02/13/29	42,224
1,553,974	GHS	Republic of Ghana Government Bonds, 8.80%, due 02/12/30	59,849
1,912,334	GHS	Republic of Ghana Government Bonds, 8.95%, due 02/11/31	69,071
1,912,042	GHS	Republic of Ghana Government Bonds, 9.10%, due 02/10/32	65,701
1,911,751	GHS	Republic of Ghana Government Bonds, 9.25%, due 02/08/33	63,278
756,643	GHS	Republic of Ghana Government Bonds, 9.40%, due 02/07/34	24,379
756,834	GHS	Republic of Ghana Government Bonds, 9.55%, due 02/06/35	23,944
757,025	GHS	Republic of Ghana Government Bonds, 9.70%, due 02/05/36	23,682
757,216	GHS	Republic of Ghana Government Bonds, 9.85%, due 02/03/37	23,555
762,140	GHS	Republic of Ghana Government Bonds, 10.00%, due 02/02/38	23,679
265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(i)	206,692
5,958,000	PLN	Republic of Poland Government Bonds, 0.25%, due 10/25/26	1,182,968
7,409,000	PLN	Republic of Poland Government Bonds, 1.25%, due 10/25/30	1,282,876
10,539,000	PLN	Republic of Poland Government Bonds, 1.75%, due 04/25/32	1,763,530
10,714,000	PLN	Republic of Poland Government Bonds, 2.50%, due 07/25/26	2,295,310
3,743,000	PLN	Republic of Poland Government Bonds, 2.50%, due 07/25/27	781,298
3,002,000	PLN	Republic of Poland Government Bonds, 2.75%, due 04/25/28	621,668
13,798,000	PLN	Republic of Poland Government Bonds, 2.75%, due 10/25/29	2,744,459
1,395,000	PLN	Republic of Poland Government Bonds, 3.25%, due 07/25/25	310,369
6,174,000	PLN	Republic of Poland Government Bonds, 3.75%, due 05/25/27	1,352,062
2,034,000	PLN	Republic of Poland Government Bonds, 6.00%, due 10/25/33	469,881
32,910,000	PLN	Republic of Poland Government Bonds, 7.50%, due 07/25/28	8,250,195
14,732,506	ZAR	Republic of South Africa Government Bonds, 6.25%, due 03/31/36	479,095
69,308,608	ZAR	Republic of South Africa Government Bonds, 6.50%, due 02/28/41	2,079,324
113,271,197	ZAR	Republic of South Africa Government Bonds, 7.00%, due 02/28/31	4,722,489
163,670,172	ZAR	Republic of South Africa Government Bonds, 8.00%, due 01/31/30	7,586,927
60,731,873	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	2,631,798
100,055,370	ZAR	Republic of South Africa Government Bonds, 8.50%, due 01/31/37	3,890,281
88,777,304	ZAR	Republic of South Africa Government Bonds, 8.75%, due 01/31/44	3,294,855
176,986,145	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	6,531,974
54,505,000	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	2,011,599
69,466,234	ZAR	Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2,911,849
50,785,231	ZAR	Republic of South Africa Government Bonds, 9.00%, due 01/31/40	1,989,960
100,863,111	ZAR	Republic of South Africa Government Bonds, 10.50%, due 12/21/26	5,516,596
940,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	801,914
1,100,000,000	UGX	Republic of Uganda Government Bonds, 14.00%, due 05/29/25	295,671
7,103,700,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 05/20/32	1,854,520
3,140,000,000	UGX	Republic of Uganda Government Bonds, 16.00%, due 05/14/37	852,078
1,585,000	RON	Romania Government Bonds, 3.25%, due 06/24/26	312,218
1,500,000	RON	Romania Government Bonds, 3.65%, due 09/24/31	260,176
2,275,000	RON	Romania Government Bonds, 4.15%, due 10/24/30	417,296
1,840,000	RON	Romania Government Bonds, 4.25%, due 04/28/36	302,046
2,920,000	RON	Romania Government Bonds, 4.75%, due 10/11/34	516,687
995,000	RON	Romania Government Bonds, 4.85%, due 07/25/29	194,305
1,570,000	RON	Romania Government Bonds, 5.00%, due 02/12/29	309,920
1,560,000	RON	Romania Government Bonds, 5.80%, due 07/26/27	323,310
3,330,000	RON	Romania Government Bonds, 6.70%, due 02/25/32	698,712
2,405,000	RON	Romania Government Bonds, 8.25%, due 09/29/32	552,722

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,405,000	RON	Romania Government Bonds, 8.75%, due 10/30/28	324,261
348,000	EUR	Romania Government International Bonds, 2.75%, due 02/26/26 144A	350,984
346,000	EUR	Romania Government International Bonds, 3.62%, due 05/26/30 144A	315,976
790,000	EUR	Romania Government International Bonds, 6.63%, due 09/27/29 144A	861,496
740,000		Romania Government International Bonds, 7.13%, due 01/17/33 144A	758,753
42,983,000	RUB	Russia Federal Bonds - OFZ, 5.70%, due 05/17/28(o)	140,928
52,609,000	RUB	Russia Federal Bonds - OFZ, 6.10%, due 07/18/35(o)	132,062
59,072,000	RUB	Russia Federal Bonds - OFZ, 6.90%, due 05/23/29(o)	181,574
86,446,000	RUB	Russia Federal Bonds - OFZ, 7.05%, due 01/19/28(o)	283,430
18,639,000	RUB	Russia Federal Bonds - OFZ, 7.10%, due 10/16/24(o)	93,577
32,547,000	RUB	Russia Federal Bonds - OFZ, 7.25%, due 05/10/34(o)	100,042
40,966,000	RUB	Russia Federal Bonds - OFZ, 7.65%, due 04/10/30(o)	125,920
60,698,000	RUB	Russia Federal Bonds - OFZ, 7.70%, due 03/23/33(o)	186,572
24,639,000	RUB	Russia Federal Bonds - OFZ, 7.70%, due 03/16/39(o)	61,850
72,599,000	RUB	Russia Federal Bonds - OFZ, 7.75%, due 09/16/26(o)	238,030
71,354,000	RUB	Russia Federal Bonds - OFZ, 8.15%, due 02/03/27(o)	233,948
29,262,000	RUB	Russia Federal Bonds - OFZ, 8.50%, due 09/17/31(o)	89,945
676,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	558,415
535,000		Serbia International Bonds, 6.25%, due 05/26/28 144A	525,260
770,000		Sri Lanka Government International Bonds, 6.13%, due 06/03/25(i)	374,560
36,621,000	THB	Thailand Government Bonds, 0.75%, due 09/17/24	989,696
47,704,952	THB	Thailand Government Bonds, 1.25%, due 03/12/28(i)	1,240,871
59,362,000	THB	Thailand Government Bonds, 2.00%, due 12/17/31	1,502,261
96,455,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	2,605,561
26,460,000	THB	Thailand Government Bonds, 2.35%, due 06/17/26	721,711
62,509,000	THB	Thailand Government Bonds, 2.65%, due 06/17/28	1,703,868
5,281,000	THB	Thailand Government Bonds, 2.75%, due 06/17/52	119,660
88,087,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	2,446,920
16,117,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	439,743
35,039,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	935,290
1,220,000		Turkey Government International Bonds, 9.38%, due 01/19/33	1,245,213
600,000		Turkiye Ihracat Kredi Bankasi AS, 9.38%, due 01/31/26 144A	611,165
34,450,157	UYU	Uruguay Government International Bonds, 3.88%, due 07/02/40	947,173
15,105,265	UYU	Uruguay Government International Bonds, 4.38%, due 12/15/28	412,293
7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(i)	199,594
145,658,804	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	3,821,172
			439,731,769
		U.S. Government and Agency Obligations — 0.9%
77,500		U.S. Treasury Notes, 0.13%, due 01/15/24(p)	76,342
7,000,000		U.S. Treasury Notes, 0.38%, due 04/15/24	6,812,326
2,248,000		U.S. Treasury Notes, 0.38%, due 07/15/24	2,160,446
730,000		U.S. Treasury Notes, 2.13%, due 11/30/24	703,466
722,000		U.S. Treasury Notes, 2.38%, due 08/15/24	702,936
1,429,900		U.S. Treasury Notes, 4.63%, due 06/30/25(p)	1,417,779
			11,873,295
		TOTAL DEBT OBLIGATIONS (COST $1,357,983,648)	1,287,434,823

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Energy — 0.0%
10	Amplify Energy Corp.*	73
	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.*(f)(n)	192,467
	TOTAL COMMON STOCKS (COST $0)	192,540
	PREFERRED STOCK — 0.3%
	Energy — 0.3%
103,220	MPLX LP, 9.54%(j)(k)	3,489,616
	TOTAL PREFERRED STOCK (COST $3,354,650)	3,489,616

Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.1%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Call Options — 0.0%
13,400,000	USD/BRL Option with JPMorgan Chase Bank LLC, Strike Price BRL 5.45, Expires 10/31/23	19,551
3,880,000	USD/CAD Option with BNP Paribas S.A., Strike Price CAD 1.34, Expires 10/17/23	7,217
6,800,000	USD/GBP Option with BNP Paribas S.A., Strike Price GBP 1.26, Expires 10/12/23	233,124
		259,892
	Put Options — 0.0%
5,580,000	USD/CAD Option with BNP Paribas S.A., Strike Price CAD 1.33, Expires 11/08/23	10,870
5,200,000	USD/TRY Option with JPMorgan Chase Bank LLC, Strike Price TRY 27.00, Expires 10/31/23	9,635
		20,505
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $235,377)	280,397

Number of Contracts	Notional Value ($)	Description	Value ($)
		PURCHASED FUTURES OPTIONS — 0.1%
		Call Options — 0.0%
20,000	1,891,000	Euro 90-Day Futures with JPMorgan Chase Bank LLC, Strike Price $99.25, Expires 12/15/23	50
110,000	11,886,875	U.S. Treasury Note 10-Year with Citigroup Global Markets, Inc., Strike Price $110.50, Expires 10/27/23	17,187
5,000	542,344	U.S. Treasury Note 10-Year with Citigroup Global Markets, Inc., Strike Price $118.50, Expires 12/22/23	313
			17,550
		Put Options — 0.1%
1,500	6,432,075	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,300.00, Expires 11/17/23	131,625

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Number of Contracts	Notional Value ($)	Description	Value ($)
		Put Options — continued
1,400	6,003,270	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,150.00, Expires 11/17/23	63,700
4,200	18,009,810	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,200.00, Expires 12/15/23	331,800
1,350	5,788,868	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,300.00, Expires 12/15/23	149,175
1,100	4,716,855	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $4,100.00, Expires 12/15/23	62,150
			738,450
		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $632,566)	756,000
		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $867,943)	1,036,397

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.6%
	Mutual Fund - Securities Lending Collateral — 2.5%
33,952,415	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(q)(r)	33,952,415

		Sovereign Debt Obligations — 0.1%
13,081,000	UYU	Uruguay Monetary Regulation Bills, 10.54%, due 05/17/24(g)	320,872
57,300,000	UYU	Uruguay Monetary Regulation Bills, 9.54%, due 08/09/24(g)	1,379,952
			1,700,824
		TOTAL SHORT-TERM INVESTMENTS (COST $35,683,597)	35,653,239
		TOTAL INVESTMENTS — 96.8% (Cost $1,397,889,838)	1,327,806,615
		Other Assets and Liabilities (net)(s) — 3.2%	44,314,274
		NET ASSETS — 100.0%	$1,372,120,889

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of September 30, 2023.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
(f)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $4,183,659 which represents 0.3% of net assets.  The aggregate tax cost of these securities held at September 30, 2023 was $4,890,086.

(g)	Interest rate presented is yield to maturity.
(h)	All or a portion of this security is out on loan.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Security is perpetual and has no stated maturity date.
(k)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(l)	Security is currently in default.
(m)	Year of maturity is greater than 2100.
(n)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(o)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $1,867,878 which represents 0.1% of net assets. The aggregate cost of these securities held at September 30, 2023 was $8,413,179.

(p)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(q)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(r)	Represents an investment of securities lending cash collateral.
(s)	As of September 30, 2023, the value of unfunded loan commitments was $605,425 for the Fund. See Notes to the Schedule of Investments.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $466,388,083 which represents 34.0% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	17,074,351	USD	11,334,538	10/20/23	BNP Paribas S.A.	$(308,571)
AUD	1,790,000	USD	1,181,472	10/20/23	JPMorgan Chase Bank N.A.	(25,558)
AUD	1,076,231	USD	689,393	11/16/23	The BNY Mellon	6,238
BRL	4,320,378	USD	862,764	10/03/23	Bank of America, N.A.	414
BRL	4,320,378	USD	859,067	11/03/23	Bank of America, N.A.	316
BRL	4,140,000	USD	834,780	12/04/23	Citibank N.A.	(14,239)
BRL	2,613,459	USD	526,472	10/03/23	Goldman Sachs International	(4,323)
BRL	10,737,622	USD	2,144,265	10/03/23	Goldman Sachs International	1,029
BRL	3,508,800	USD	695,261	11/03/23	Goldman Sachs International	2,688
BRL	5,945,500	USD	1,204,596	10/03/23	HSBC Bank PLC	(16,732)
BRL	30,741	USD	6,193	10/03/23	JPMorgan Chase Bank N.A.	(51)
BRL	7,667,500	USD	1,530,362	10/03/23	JPMorgan Chase Bank N.A.	1,545
BRL	1,772,200	USD	349,715	11/03/23	JPMorgan Chase Bank N.A.	2,800
BRL	11,362,300	USD	2,299,065	11/20/23	JPMorgan Chase Bank N.A.	(43,411)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	2,563,600	USD	520,771	10/03/23	Morgan Stanley and Co. International PLC	$(8,584)
BRL	405,758	USD	81,991	10/20/23	Morgan Stanley Capital Services, Inc.	(1,127)
CAD	3,480,000	USD	2,593,166	10/20/23	BNP Paribas S.A.	(18,594)
CAD	7,440,000	USD	5,488,613	10/20/23	BNP Paribas S.A.	15,644
CAD	2,537,399	USD	1,866,350	11/16/23	Morgan Stanley and Co. International PLC	11,561
CAD	5,822,000	USD	4,344,208	10/20/23	Morgan Stanley Capital Services, Inc.	(36,978)
CHF	1,265,500	USD	1,380,214	11/16/23	HSBC Bank PLC	9,633
CHF	422,900	USD	477,219	11/16/23	JPMorgan Chase Bank N.A.	(12,766)
CHF	582,700	USD	654,371	11/16/23	Morgan Stanley and Co. International PLC	(14,415)
CLP	499,249,900	USD	562,028	11/16/23	Bank of America, N.A.	(4,947)
CLP	305,100,000	USD	340,058	11/16/23	Bank of America, N.A.	384
CLP	144,240,000	USD	160,532	12/20/23	Citibank N.A.	(2)
CLP	1,335,375,798	USD	1,518,732	11/16/23	Deutsche Bank AG	(28,671)
CLP	390,982,100	USD	452,447	11/13/23	JPMorgan Chase Bank N.A.	(16,081)
CLP	382,525,100	USD	428,302	11/16/23	JPMorgan Chase Bank N.A.	(1,467)
CNH	56,436,713	USD	7,752,983	11/16/23	Bank of America, N.A.	2,314
CNH	3,038,200	USD	425,715	11/13/23	JPMorgan Chase Bank N.A.	(8,278)
CNH	55,730,200	USD	7,691,274	12/04/23	JPMorgan Chase Bank N.A.	(26,522)
CNH	382,000	USD	52,541	12/11/23	JPMorgan Chase Bank N.A.	14
CNH	8,570,000	USD	1,190,228	10/20/23	Morgan Stanley Capital Services, Inc.	(13,687)
CNH	50,700,000	USD	6,976,264	12/20/23	Standard Chartered Bank	2,667
CNY	3,580,000	USD	489,941	11/16/23	State Street Bank London	1,768
COP	1,667,000,000	USD	416,731	11/16/23	Barclays Bank PLC	(9,588)
COP	1,718,146,519	USD	430,419	11/16/23	Goldman Sachs International	(10,783)
COP	66,226,431	USD	16,552	11/16/23	Morgan Stanley and Co. International PLC	(377)
CZK	55,093,845	USD	2,432,652	11/16/23	Citibank N.A.	(41,876)
CZK	22,190,000	USD	991,808	12/20/23	Citibank N.A.	(29,257)
CZK	15,942,400	USD	700,057	11/16/23	Deutsche Bank AG	(8,243)
CZK	4,750,000	USD	205,668	12/20/23	Goldman Sachs International	376
CZK	23,939,800	USD	1,050,198	11/16/23	JPMorgan Chase Bank N.A.	(11,340)
CZK	23,110,000	USD	1,037,884	12/20/23	Standard Chartered Bank	(35,426)
CZK	6,078,100	USD	264,036	11/16/23	State Street Bank London	(279)
EUR	1,588,200	USD	1,674,824	11/16/23	Barclays Bank PLC	9,770
EUR	4,110,000	USD	4,500,281	10/20/23	BNP Paribas S.A.	(145,790)
EUR	11,578,110	USD	12,450,233	11/16/23	JPMorgan Chase Bank N.A.	(169,400)
EUR	2,740,000	USD	2,969,218	10/20/23	Morgan Stanley Capital Services, Inc.	(66,224)
EUR	330,700	USD	352,780	11/16/23	Natwest Markets PLC	(2,008)
GBP	542,119	USD	680,969	11/16/23	Barclays Bank PLC	(19,119)
GBP	1,200,000	USD	1,559,147	10/16/23	BNP Paribas S.A.	(94,373)
GBP	890,200	USD	1,102,174	11/16/23	HSBC Bank PLC	(15,368)
GBP	270,100	USD	336,497	11/16/23	JPMorgan Chase Bank N.A.	(6,744)
GBP	4,958,000	USD	6,234,397	10/20/23	Morgan Stanley Capital Services, Inc.	(182,289)
GBP	460,000	USD	558,229	10/05/23	Standard Chartered Bank	3,230
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
HUF	387,448,000	USD	1,025,651	11/16/23	Citibank N.A.	$22,230
HUF	127,545,300	USD	347,542	11/16/23	Goldman Sachs International	(2,586)
HUF	897,610,000	USD	2,458,061	12/20/23	Goldman Sachs International	(41,861)
HUF	121,790,000	USD	323,920	12/20/23	Goldman Sachs International	3,916
HUF	510,474,700	USD	1,413,930	10/16/23	JPMorgan Chase Bank N.A.	(25,598)
HUF	1,169,342,100	USD	3,205,933	11/13/23	JPMorgan Chase Bank N.A.	(41,749)
HUF	556,633,600	USD	1,529,481	11/16/23	JPMorgan Chase Bank N.A.	(24,025)
HUF	1,195,932,000	USD	3,334,018	11/20/23	JPMorgan Chase Bank N.A.	(101,733)
HUF	128,407,200	USD	349,888	11/16/23	Morgan Stanley and Co. International PLC	(2,602)
HUF	121,634,600	USD	322,758	11/16/23	State Street Bank London	6,212
HUF	479,393,538	USD	1,306,249	11/16/23	UBS AG	(9,695)
IDR	16,833,258,675	USD	1,096,943	11/16/23	Bank of America, N.A.	(10,143)
IDR	4,843,180,000	USD	314,846	12/20/23	Citibank N.A.	(1,530)
IDR	9,866,585,000	USD	641,083	11/16/23	Deutsche Bank AG	(4,070)
IDR	8,842,747,410	USD	570,134	11/16/23	HSBC Bank PLC	776
IDR	3,930,541,000	USD	256,011	10/05/23	JPMorgan Chase Bank N.A.	(1,690)
IDR	14,761,739,400	USD	954,587	10/05/23	JPMorgan Chase Bank N.A.	554
IDR	7,500,306,314	USD	486,969	11/16/23	JPMorgan Chase Bank N.A.	(2,729)
ILS	3,670,200	USD	960,147	11/16/23	HSBC Bank PLC	5,872
INR	151,040,886	USD	1,810,304	11/16/23	Bank of America, N.A.	4,627
INR	879,290,000	USD	10,570,614	12/20/23	Goldman Sachs International	(19,114)
INR	50,823,200	USD	613,733	10/11/23	JPMorgan Chase Bank N.A.	(1,893)
JPY	688,957,021	USD	4,944,197	10/20/23	Morgan Stanley Capital Services, Inc.	(314,759)
JPY	407,217,700	USD	2,793,162	11/16/23	State Street Bank London	(45,026)
KRW	10,151,126,000	USD	7,740,704	11/20/23	JPMorgan Chase Bank N.A.	(199,286)
KRW	4,687,610,000	USD	3,526,846	12/20/23	Standard Chartered Bank	(37,286)
KZT	675,230,000	USD	1,418,152	12/20/23	Citibank N.A.	(30,299)
KZT	179,000,000	USD	362,532	01/22/24	Goldman Sachs International	(5,425)
KZT	162,335,500	USD	350,050	10/31/23	JPMorgan Chase Bank N.A.	(15,448)
KZT	175,095,300	USD	347,067	02/29/24	JPMorgan Chase Bank N.A.	(2,345)
MXN	10,560,000	USD	601,821	12/20/23	Citibank N.A.	(2,048)
MXN	6,160,000	USD	345,178	12/20/23	Citibank N.A.	4,690
MXN	6,375,600	USD	357,756	11/16/23	Deutsche Bank AG	6,425
MXN	10,380,000	USD	587,517	10/20/23	Goldman Sachs & Co.	8,078
MXN	1,700,000	USD	96,283	11/16/23	Goldman Sachs International	823
MXN	19,023,300	USD	1,069,504	11/16/23	JPMorgan Chase Bank N.A.	17,127
MXN	13,107,000	USD	738,810	12/11/23	JPMorgan Chase Bank N.A.	6,746
MXN	11,502,800	USD	647,200	11/16/23	Morgan Stanley and Co. International PLC	9,852
MXN	28,910,000	USD	1,635,275	10/20/23	Morgan Stanley Capital Services, Inc.	23,556
MXN	11,020,700	USD	622,142	11/16/23	State Street Bank London	7,372
MXN	6,290,600	USD	352,105	11/16/23	Toronto Dominion Bank	7,221
MYR	2,128,900	USD	456,630	11/16/23	Barclays Bank PLC	(870)
MYR	3,522,500	USD	753,522	11/16/23	Barclays Bank PLC	584

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MYR	9,845,260	USD	2,116,530	11/16/23	Morgan Stanley and Co. International PLC	$(8,833)
MYR	960,900	USD	204,861	11/16/23	Morgan Stanley and Co. International PLC	851
NOK	50,532,624	USD	4,755,340	10/20/23	BNP Paribas S.A.	(4,176)
NOK	10,230,000	USD	1,007,779	10/20/23	Morgan Stanley Capital Services, Inc.	(45,936)
NZD	17,941	USD	11,127	10/20/23	JPMorgan Chase Bank N.A.	(347)
NZD	1,174,700	USD	691,948	11/16/23	State Street Bank London	13,883
PEN	2,728,300	USD	731,175	11/16/23	Bank of America, N.A.	(13,525)
PEN	15,424,735	USD	4,154,251	12/20/23	Citibank N.A.	(103,469)
PEN	1,000,000	USD	268,291	11/16/23	Goldman Sachs International	(5,252)
PEN	7,426,261	USD	1,989,888	12/20/23	Goldman Sachs International	(39,632)
PEN	2,938,500	USD	793,910	10/13/23	JPMorgan Chase Bank N.A.	(19,449)
PEN	7,426,261	USD	1,992,178	12/20/23	Standard Chartered Bank	(41,922)
PHP	24,900,140	USD	435,629	11/16/23	Barclays Bank PLC	3,955
PHP	122,522,950	USD	2,157,976	12/20/23	Citibank N.A.	7,506
PHP	190,819,300	USD	3,427,809	10/16/23	JPMorgan Chase Bank N.A.	(54,007)
PHP	106,103,200	USD	1,932,963	11/06/23	JPMorgan Chase Bank N.A.	(56,879)
PHP	79,606,700	USD	1,414,451	11/20/23	JPMorgan Chase Bank N.A.	(7,123)
PHP	11,312,000	USD	199,190	12/05/23	JPMorgan Chase Bank N.A.	753
PHP	79,327,050	USD	1,396,755	12/20/23	Standard Chartered Bank	5,278
PLN	890,000	USD	204,243	12/20/23	Citibank N.A.	(947)
PLN	4,615,800	USD	1,065,089	11/16/23	Deutsche Bank AG	(8,893)
PLN	3,900,100	USD	891,044	11/16/23	Deutsche Bank AG	1,384
PLN	13,740,000	USD	3,166,701	12/20/23	Goldman Sachs International	(28,165)
PLN	10,748,250	USD	2,601,131	11/13/23	JPMorgan Chase Bank N.A.	(141,525)
PLN	2,936,600	USD	677,216	11/16/23	JPMorgan Chase Bank N.A.	(5,258)
PLN	1,402,300	USD	329,411	11/16/23	Morgan Stanley and Co. International PLC	(8,534)
RON	3,419,700	USD	720,950	11/16/23	Barclays Bank PLC	6,284
RON	3,321,100	USD	715,915	11/16/23	Deutsche Bank AG	(9,650)
RON	9,116,200	USD	1,986,673	12/04/23	JPMorgan Chase Bank N.A.	(48,681)
SGD	14,010,000	USD	10,337,729	12/20/23	Citibank N.A.	(36,774)
SGD	1,340,000	USD	983,079	12/20/23	Goldman Sachs International	2,166
THB	13,795,300	USD	378,672	11/16/23	Barclays Bank PLC	1,608
THB	11,508,000	USD	314,727	11/16/23	Goldman Sachs International	2,502
THB	582,075,500	USD	16,465,280	11/16/23	HSBC Bank PLC	(419,805)
THB	34,922,000	USD	1,000,286	10/05/23	HSBC Bank USA, N.A.	(41,062)
THB	127,669,000	USD	3,708,236	11/13/23	JPMorgan Chase Bank N.A.	(189,831)
THB	24,671,400	USD	690,996	11/16/23	UBS AG	(10,904)
TRY	18,300,000	USD	642,207	11/16/23	UBS AG	(7,142)
TWD	33,544,000	USD	1,053,253	11/16/23	Morgan Stanley and Co. International PLC	(7,739)
USD	693,683	AUD	1,079,800	11/16/23	Bank of America, N.A.	(4,254)
USD	872,007	AUD	1,270,000	10/20/23	BNP Paribas S.A.	51,889
USD	1,683,174	AUD	2,490,000	10/20/23	JPMorgan Chase Bank N.A.	75,226
USD	862,868	BRL	4,320,378	10/03/23	Bank of America, N.A.	(310)
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	11,473,142	BRL	56,951,584	12/04/23	Citibank N.A.	$185,430
USD	1,463,625	BRL	7,228,822	10/03/23	Goldman Sachs International	19,362
USD	1,220,237	BRL	6,122,259	10/03/23	Goldman Sachs International	(2,943)
USD	3,233,683	BRL	16,069,007	12/04/23	Goldman Sachs International	48,832
USD	1,187,295	BRL	5,945,500	10/03/23	HSBC Bank PLC	(569)
USD	379,949	BRL	1,881,400	10/03/23	JPMorgan Chase Bank N.A.	4,060
USD	1,161,603	BRL	5,816,841	10/03/23	JPMorgan Chase Bank N.A.	(557)
USD	647,946	BRL	3,217,600	11/20/23	JPMorgan Chase Bank N.A.	9,186
USD	511,942	BRL	2,563,600	10/03/23	Morgan Stanley and Co. International PLC	(245)
USD	2,017,058	BRL	10,051,000	10/27/23	Morgan Stanley Capital Services, Inc.	15,882
USD	1,358,000	CAD	1,837,646	10/18/23	BNP Paribas S.A.	(1,489)
USD	1,793,657	CAD	2,377,133	10/20/23	BNP Paribas S.A.	35,008
USD	5,102,910	CAD	6,916,000	10/20/23	BNP Paribas S.A.	(13,681)
USD	1,953,000	CAD	2,627,176	11/09/23	BNP Paribas S.A.	8,832
USD	488,923	CAD	662,400	11/16/23	HSBC Bank PLC	(1,314)
USD	707,764	CAD	953,800	11/16/23	HSBC Bank PLC	1,863
USD	698,352	CHF	634,200	11/16/23	Barclays Bank PLC	1,836
USD	1,864,213	CHF	1,646,825	11/16/23	Citibank N.A.	55,572
USD	130,456	CLP	115,553,700	11/16/23	Bank of America, N.A.	1,517
USD	1,174,059	CLP	1,059,583,363	11/16/23	Barclays Bank PLC	(8,262)
USD	271,593	CLP	245,533,645	12/20/23	Citibank N.A.	(1,671)
USD	396,232	CLP	355,000,000	12/20/23	Citibank N.A.	1,139
USD	14,175	CLP	12,839,937	11/16/23	Goldman Sachs International	(153)
USD	1,714,220	CLP	1,478,238,400	11/20/23	JPMorgan Chase Bank N.A.	65,223
USD	71,266	CLP	63,477,000	11/16/23	Morgan Stanley and Co. International PLC	436
USD	1,909,411	CLP	1,728,972,000	10/30/23	Morgan Stanley Capital Services, Inc.	(22,293)
USD	123,775	CNH	900,000	11/16/23	Bank of New York	101
USD	1,325,595	CNH	9,652,684	12/20/23	Goldman Sachs International	(3,112)
USD	6,587,032	CNH	47,574,100	12/11/23	JPMorgan Chase Bank N.A.	41,840
USD	1,202,001	CNH	8,570,000	10/20/23	Morgan Stanley Capital Services, Inc.	25,460
USD	1,931,990	CNH	14,087,316	12/20/23	Standard Chartered Bank	(7,150)
USD	373,193	CNH	2,724,700	11/16/23	The BNY Mellon	(1,224)
USD	713,842	CNY	5,215,700	11/16/23	State Street Bank London	(2,528)
USD	426,601	COP	1,698,609,000	11/16/23	Bank of America, N.A.	11,739
USD	269,738	COP	1,104,195,700	11/16/23	Barclays Bank PLC	52
USD	326,789	COP	1,354,550,000	11/16/23	Citibank N.A.	(4,043)
USD	2,537,933	COP	10,284,973,366	12/20/23	Citibank N.A.	45,126
USD	6,170,305	COP	25,757,939,245	11/16/23	Goldman Sachs International	(120,741)
USD	71,135	COP	285,628,000	11/16/23	Goldman Sachs International	1,374
USD	324,796	COP	1,318,170,000	12/20/23	Goldman Sachs International	5,307
USD	1,688,588	COP	6,696,097,700	10/27/23	JPMorgan Chase Bank N.A.	44,797
USD	989,518	COP	4,092,511,000	11/16/23	Morgan Stanley and Co. International PLC	(10,026)
USD	1,922,028	COP	7,872,628,000	10/27/23	Morgan Stanley Capital Services, Inc.	(10,584)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	338,818	COP	1,359,970,000	11/16/23	UBS AG	$6,662
USD	28,508	CZK	660,000	11/16/23	Barclays Bank PLC	(133)
USD	1,432,978	CZK	33,137,400	11/16/23	Citibank N.A.	(5,006)
USD	206,263	CZK	4,750,000	10/02/23	Goldman Sachs International	(223)
USD	201,343	CZK	4,600,000	11/16/23	Goldman Sachs International	1,727
USD	1,857,122	CZK	41,430,000	12/20/23	Goldman Sachs International	59,986
USD	1,863,429	CZK	41,430,000	12/20/23	Standard Chartered Bank	66,293
USD	463,097	EGP	16,000,000	02/14/24	Bank of America, N.A.	8,905
USD	426,267	EGP	14,800,000	01/31/24	Goldman Sachs International	(6,037)
USD	419,444	EGP	15,100,000	02/07/24	Goldman Sachs International	(15,322)
USD	934,175	EUR	860,000	10/05/23	Bank of America, N.A.	23,577
USD	285,495	EUR	266,000	10/10/23	Bank of America, N.A.	3,788
USD	755,076	EUR	705,000	10/12/23	Bank of America, N.A.	8,385
USD	1,283,530	EUR	1,199,000	10/23/23	Bank of America, N.A.	13,047
USD	842,480	EUR	800,000	10/31/23	Bank of America, N.A.	(5,495)
USD	1,174,102	EUR	1,096,000	10/11/23	Barclays Bank PLC	13,336
USD	262,225	EUR	245,000	10/23/23	Barclays Bank PLC	2,618
USD	605,406	EUR	570,000	10/30/23	Barclays Bank PLC	1,248
USD	280,823	EUR	266,000	10/31/23	Barclays Bank PLC	(1,129)
USD	1,489,535	EUR	1,402,900	11/16/23	Barclays Bank PLC	1,487
USD	1,241,896	EUR	1,140,000	10/20/23	BNP Paribas S.A.	34,081
USD	843,048	EUR	800,000	10/31/23	BNP Paribas S.A.	(4,927)
USD	2,478,168	EUR	2,349,000	10/31/23	Citibank N.A.	(11,699)
USD	547,938	EUR	520,000	10/31/23	Commonwealth Bank of Australia	(3,246)
USD	1,142,967	EUR	1,072,000	10/25/23	Deutsche Bank AG	6,963
USD	13,456,983	EUR	12,700,000	11/16/23	Deutsche Bank AG	(13,833)
USD	84,434	EUR	80,000	10/31/23	Goldman Sachs & Co.	(364)
USD	964,134	EUR	904,000	10/25/23	HSBC Bank USA, N.A.	6,160
USD	1,369,980	EUR	1,300,000	10/31/23	HSBC Bank USA, N.A.	(7,979)
USD	688,813	EUR	641,700	11/16/23	JPMorgan Chase Bank N.A.	8,166
USD	122,277	EUR	114,000	10/10/23	Morgan Stanley Capital Services, Inc.	1,545
USD	887,401	EUR	825,000	10/16/23	Morgan Stanley Capital Services, Inc.	13,469
USD	7,896,850	EUR	7,191,942	10/20/23	Morgan Stanley Capital Services, Inc.	277,084
USD	1,797,488	EUR	1,692,000	10/30/23	Morgan Stanley Capital Services, Inc.	4,095
USD	905,588	EUR	860,000	10/31/23	Morgan Stanley Capital Services, Inc.	(5,985)
USD	906,632	EUR	850,000	10/25/23	Standard Chartered Bank	5,882
USD	81,168	EUR	77,000	10/31/23	Standard Chartered Bank	(450)
USD	2,118,414	EUR	1,950,000	10/05/23	State Street Bank and Trust	53,685
USD	1,047,346	EUR	977,000	10/23/23	UBS AG	12,099
USD	1,599,814	EUR	1,500,000	10/25/23	UBS AG	10,256
USD	680,063	GBP	554,000	10/25/23	Bank of America, N.A.	3,787
USD	693,985	GBP	569,400	11/16/23	Barclays Bank PLC	(1,171)
USD	687,378	GBP	560,000	10/25/23	BNP Paribas S.A.	3,778
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	13,123,244	GBP	10,206,756	10/20/23	Morgan Stanley Capital Services, Inc.	$664,109
USD	582,556	GBP	460,000	10/05/23	Standard Chartered Bank	21,096
USD	348,924	HUF	126,300,000	11/16/23	Barclays Bank PLC	7,337
USD	1,371,860	HUF	506,970,700	11/16/23	Deutsche Bank AG	721
USD	227,465	HUF	81,044,000	10/16/23	JPMorgan Chase Bank N.A.	7,051
USD	2,662,337	HUF	950,406,500	11/20/23	JPMorgan Chase Bank N.A.	93,641
USD	554,718	IDR	8,531,565,000	11/16/23	Bank of America, N.A.	3,898
USD	4,066,388	IDR	62,182,588,781	12/20/23	Citibank N.A.	43,655
USD	1,217,152	IDR	18,692,280,400	10/05/23	JPMorgan Chase Bank N.A.	7,688
USD	4,229,272	IDR	64,665,218,253	10/20/23	JPMorgan Chase Bank N.A.	45,289
USD	6,412,433	IDR	98,546,266,400	10/25/23	JPMorgan Chase Bank N.A.	36,338
USD	954,001	IDR	14,761,739,400	11/06/23	JPMorgan Chase Bank N.A.	(1,081)
USD	119,486	IDR	1,849,765,300	11/16/23	JPMorgan Chase Bank N.A.	60
USD	1,942,383	IDR	29,934,058,000	10/27/23	Morgan Stanley Capital Services, Inc.	5,611
USD	312,114	IDR	4,800,000,000	12/20/23	Standard Chartered Bank	1,591
USD	495,745	INR	41,377,400	11/16/23	Bank of America, N.A.	(1,452)
USD	399,191	INR	33,225,100	11/16/23	JPMorgan Chase Bank N.A.	(47)
USD	5,746,019	MXN	102,252,703	11/16/23	Bank of America, N.A.	(94,765)
USD	337,562	MXN	5,888,300	11/16/23	Barclays Bank PLC	1,216
USD	667,235	MXN	11,746,200	11/16/23	Citibank N.A.	(3,721)
USD	3,809,258	MXN	65,713,497	10/20/23	Goldman Sachs & Co.	38,676
USD	1,864,216	MXN	32,511,000	10/27/23	Goldman Sachs & Co.	929
USD	501,188	MXN	8,790,000	12/20/23	Goldman Sachs International	1,945
USD	686,571	MXN	12,080,300	11/16/23	JPMorgan Chase Bank N.A.	(3,468)
USD	1,126,341	MXN	19,303,800	12/11/23	JPMorgan Chase Bank N.A.	28,298
USD	3,418,017	MXN	60,580,500	12/11/23	JPMorgan Chase Bank N.A.	(27,938)
USD	1,101,871	MXN	19,314,400	11/16/23	Morgan Stanley and Co. International PLC	(1,388)
USD	674,108	MXN	11,720,000	10/20/23	Morgan Stanley Capital Services, Inc.	1,625
USD	409,010	MXN	7,280,000	12/20/23	Standard Chartered Bank	(4,470)
USD	404,892	MXN	7,060,000	12/20/23	Standard Chartered Bank	3,907
USD	308,901	MXN	5,340,000	11/16/23	State Street Bank London	3,874
USD	29,353	MXN	520,000	11/16/23	Toronto Dominion Bank	(350)
USD	8,759,341	MYR	40,690,000	12/20/23	Standard Chartered Bank	44,568
USD	3,121,445	NOK	31,400,000	10/20/23	BNP Paribas S.A.	169,163
USD	857,124	NOK	8,690,000	10/20/23	JPMorgan Chase Bank N.A.	40,076
USD	700,538	NZD	1,174,700	11/16/23	HSBC Bank PLC	(5,292)
USD	200,469	PEN	744,600	10/13/23	JPMorgan Chase Bank N.A.	4,226
USD	3,846,654	PEN	14,318,400	10/25/23	JPMorgan Chase Bank N.A.	75,758
USD	1,448,899	PEN	5,382,080	11/16/23	JPMorgan Chase Bank N.A.	33,201
USD	694,522	PHP	39,580,100	11/16/23	Barclays Bank PLC	(4,222)
USD	788,060	PHP	44,742,900	12/05/23	JPMorgan Chase Bank N.A.	(2,782)
USD	187,394	PLN	787,682	11/16/23	Bank of America, N.A.	7,155
USD	2,519,256	PLN	10,950,000	12/20/23	Citibank N.A.	18,020

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,930,171	PLN	8,403,000	10/27/23	Goldman Sachs & Co.	$6,389
USD	336,789	PLN	1,450,000	11/16/23	Goldman Sachs International	4,997
USD	4,079,391	PLN	16,865,900	11/13/23	JPMorgan Chase Bank N.A.	219,836
USD	137,531	PLN	601,600	11/13/23	JPMorgan Chase Bank N.A.	(138)
USD	706,527	PLN	3,088,700	11/16/23	JPMorgan Chase Bank N.A.	(235)
USD	1,076,004	PLN	4,690,300	11/16/23	UBS AG	2,761
USD	1,923,775	RON	9,004,100	11/16/23	Barclays Bank PLC	8,963
USD	3,477,463	RON	16,089,700	11/16/23	Deutsche Bank AG	55,828
USD	2,074,576	THB	74,750,100	12/20/23	Citibank N.A.	7,334
USD	378,305	THB	13,350,000	12/20/23	Goldman Sachs International	9,106
USD	984,428	THB	34,922,000	10/05/23	HSBC Bank USA, N.A.	25,204
USD	3,305,345	THB	114,897,100	12/12/23	JPMorgan Chase Bank N.A.	130,486
USD	4,457,970	THB	158,019,900	12/20/23	Standard Chartered Bank	87,871
USD	486,100	TWD	15,645,600	11/16/23	Barclays Bank PLC	(1,549)
USD	349,388	TWD	11,239,100	11/16/23	JPMorgan Chase Bank N.A.	(918)
USD	3,525,042	TWD	112,470,000	12/20/23	Standard Chartered Bank	6,928
USD	3,539,866	TWD	113,380,000	12/20/23	Standard Chartered Bank	(6,713)
USD	2,136,490	UGX	8,065,250,000	12/20/23	Standard Chartered Bank	14,629
USD	1,012,109	ZAR	19,259,600	11/16/23	Bank of America, N.A.	(6,255)
USD	118,415	ZAR	2,235,718	11/16/23	Citibank N.A.	200
USD	126,036	ZAR	2,400,000	11/16/23	Deutsche Bank AG	(865)
USD	2,026,812	ZAR	38,326,000	10/27/23	Goldman Sachs & Co.	(3,292)
USD	340,450	ZAR	6,459,700	11/16/23	Goldman Sachs International	(1,111)
USD	525,742	ZAR	9,922,582	11/16/23	Goldman Sachs International	1,078
USD	5,343,204	ZAR	101,970,000	12/20/23	Goldman Sachs International	(32,103)
USD	710,903	ZAR	13,691,500	11/16/23	HSBC Bank PLC	(13,044)
USD	1,031,590	ZAR	19,788,100	11/16/23	JPMorgan Chase Bank N.A.	(14,719)
USD	2,676,903	ZAR	50,798,867	11/20/23	JPMorgan Chase Bank N.A.	(8,170)
USD	2,960,984	ZAR	56,091,400	12/11/23	JPMorgan Chase Bank N.A.	1,724
USD	541,627	ZAR	10,315,500	12/11/23	JPMorgan Chase Bank N.A.	(2,596)
USD	6,371,346	ZAR	123,662,183	11/16/23	Morgan Stanley and Co. International PLC	(167,377)
USD	996,322	ZAR	18,759,000	11/16/23	Morgan Stanley and Co. International PLC	4,428
USD	516,596	ZAR	9,750,000	11/16/23	State Street Bank London	1,058
USD	353,881	ZAR	6,708,400	11/16/23	State Street Bank London	(830)
USD	184,506	ZAR	3,520,000	11/16/23	Toronto Dominion Bank	(1,616)
ZAR	5,320,900	USD	278,434	11/16/23	Goldman Sachs International	2,912
ZAR	55,425,300	USD	2,891,268	11/16/23	HSBC Bank PLC	39,382
ZAR	39,241,500	USD	2,098,953	11/20/23	JPMorgan Chase Bank N.A.	(24,768)
ZAR	85,692,900	USD	4,455,898	12/11/23	JPMorgan Chase Bank N.A.	65,072
ZAR	6,230,000	USD	322,029	11/16/23	Toronto Dominion Bank	7,386
						$(721,467)
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Dec 2023	$2,240,284	$(66,338)
59	3-Month SONIA	Mar 2024	17,032,740	133,780
194	3-Month SONIA	Dec 2023	56,076,995	(319,823)
61	3-Month SONIA	Sep 2024	17,634,318	67,638
2	3-Month SONIA	Mar 2025	580,554	2,255
210	Euro BOBL 5-Year	Dec 2023	25,735,567	(193,738)
35	Long Gilt Futures	Dec 2023	4,022,444	13,123
75	SOFR 90-Day	Mar 2025	17,889,375	(227,533)
1,298	U.S. Treasury Note 10-Year	Dec 2023	140,265,125	(2,309,711)
762	U.S. Treasury Note 2-Year	Dec 2023	154,465,735	(418,787)
187	U.S. Treasury Note 5-Year	Dec 2023	19,702,203	(161,443)
209	U.S. Ultra 10-Year	Dec 2023	23,375,386	(237,415)
326	U.S. Ultra Bond	Dec 2023	38,692,125	(2,613,862)
				$(6,331,854)
Sales
153	SOFR 90-Day	Mar 2024	$36,165,375	$234,866
8	U.S. Long Bond	Dec 2023	910,250	42,236
				$277,102
Written Options
Written Currency Options
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at September 30, 2023
PUT— USD/GBP Option Strike @ GBP 1.23 Expires 10/12/2023	BNP Paribas S.A.	USD	6,800,000	$(28,696)	$(79,995)
Written Futures Options
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2023
PUT— S&P 500 E-mini Futures Option Strike @ $4,000.00 Expires 11/17/2023	JPMorgan Chase Bank N.A.	1,500	$6,432,075	$(29,574)	$(35,250)
PUT— S&P 500 E-mini Futures Option Strike @ $3,700.00 Expires 12/15/2023	JPMorgan Chase Bank N.A.	1,100	4,716,855	(41,754)	(17,600)
PUT— S&P 500 E-mini Futures Option Strike @ $4,000.00 Expires 12/15/2023	JPMorgan Chase Bank N.A.	2,500	10,720,125	(95,657)	(101,875)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Written Options—continued
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2023
PUT— S&P 500 E-mini Futures Option Strike @ $3,900.00 Expires 12/15/2023	JPMorgan Chase Bank N.A.	2,200	$9,433,710	$(54,358)	$(64,900)
Total Written Futures Options				$(221,343)	$(219,625)
Total Written Options				$(250,039)	$(299,620)
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month CLICP	Semi-Annual	4.99%	Semi-Annual	06/20/33	Goldman Sachs & Co.	$ —	CLP	2,430,000,000	$188,474	$188,474
2.09%	Quarterly	7-Day CNRR	Quarterly	07/04/25	Merrill Lynch International	—	CNY	68,899,891	3,330	3,330
2.28%	Quarterly	7-Day CNRR	Quarterly	08/16/28	Standard Chartered Bank	—	CNY	9,330,000	(7,220)	(7,220)
2.40%	Quarterly	7-Day CNRR	Quarterly	07/21/28	Standard Chartered Bank	—	CNY	6,210,000	515	515
2.41%	Quarterly	7-Day CNRR	Quarterly	07/04/28	Merrill Lynch International	—	CNY	32,233,277	3,604	3,604
2.44%	Quarterly	7-Day CNRR	Quarterly	06/16/28	Merrill Lynch International	—	CNY	141,700,000	46,029	46,029
10.23%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	40,970,000	(244,526)	(244,526)
10.29%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	7,089,598	(15,322)	(15,322)
10.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	4,903,343	(7,850)	(7,850)
10.70%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	74,373,489	(99,763)	(99,763)
10.72%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	4,898,969	(1,064)	(1,064)
10.76%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	8,260,392	(10,089)	(10,089)
11.37%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	782,173	210	210
12.34%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	3,677,727	21,770	21,770
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	4,597,489	28,578	28,578
12.51%	At Maturity	BRL-CDI	At Maturity	01/04/27	Goldman Sachs & Co.	—	BRL	3,466,600	23,140	23,140
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	2,290,799	18,583	18,583
12.78%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	5,558,848	43,233	43,233
						$ 0			$(8,368)	$(8,368)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	$—	MXN	116,734,200	$(219,845)	$(219,845)
1-Month TIIE	Monthly	8.29%	Monthly	06/03/33	—	MXN	18,500,000	79,392	79,392
8.40%	Monthly	1-Month TIIE	Monthly	07/14/28	—	MXN	23,400,000	(62,824)	(62,824)
1-Month TIIE	Monthly	8.40%	Monthly	07/14/28	63,994	MXN	23,400,000	62,824	(1,170)
8.97%	Monthly	1-Month TIIE	Monthly	03/01/30	—	MXN	93,573,000	(138,725)	(138,725)
9.23%	Monthly	1-Month TIIE	Monthly	09/18/28	8	MXN	14,744,479	(12,568)	(12,576)
9.29%	Monthly	1-Month TIIE	Monthly	02/17/28	12	MXN	23,052,759	(20,041)	(20,053)
1-Month TIIE	Monthly	9.49%	Monthly	09/16/33	—	MXN	65,623,453	(2,774)	(2,774)
9.69%	Monthly	1-Month TIIE	Monthly	07/18/25	—	MXN	54,100,000	(54,624)	(54,624)
9.71%	Monthly	1-Month TIIE	Monthly	09/21/28	4	MXN	7,626,707	1,772	1,768
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
7.03%	Annual	6-Month BUBOR	Semi-Annual	09/26/28	$—	HUF	580,000,000	$(35,159)	$(35,159)
8.41%	Quarterly	6-Month JIBAR	Quarterly	06/29/25	—	ZAR	130,000,000	(10,429)	(10,429)
8.94%	Quarterly	6-Month JIBAR	Quarterly	06/19/28	—	ZAR	13,200,000	2,447	2,447
3.93%	Annual	6-Month PRIBOR	Semi-Annual	03/20/29	51	CZK	104,107,238	(87,298)	(87,349)
4.66%	Annual	6-Month PRIBOR	Semi-Annual	06/19/27	—	CZK	106,000,000	(22,612)	(22,612)
5.19%	Annual	6-Month PRIBOR	Semi-Annual	09/15/25	—	CZK	35,000,000	(5,762)	(5,762)
5.25%	Annual	6-Month PRIBOR	Semi-Annual	09/04/25	—	CZK	88,987,356	(11,849)	(11,849)
5.26%	Annual	6-Month PRIBOR	Semi-Annual	09/05/25	—	CZK	59,324,904	(7,590)	(7,590)
5.30%	Annual	6-Month PRIBOR	Semi-Annual	09/01/25	—	CZK	9,466,740	(958)	(958)
5.34%	Annual	6-Month PRIBOR	Semi-Annual	08/31/25	—	CZK	177,921,000	(13,359)	(13,359)
6-Month PRIBOR	Semi-Annual	5.71%	Annual	07/12/25	—	CZK	31,572,000	(4,142)	(4,142)
5.71%	Annual	6-Month PRIBOR	Semi-Annual	07/12/25	8,661	CZK	31,572,000	4,142	(4,519)
6-Month PRIBOR	Semi-Annual	5.75%	Annual	07/11/25	—	CZK	81,561,000	(12,678)	(12,678)
5.75%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	6,067	CZK	15,692,849	2,439	(3,628)
5.75%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	13,922	CZK	40,780,500	6,339	(7,583)
5.75%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	1,987	CZK	6,117,075	951	(1,036)
5.75%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	6,772	CZK	18,970,576	2,949	(3,823)
6-Month PRIBOR	Semi-Annual	5.79%	Annual	07/11/25	—	CZK	149,967,000	(27,381)	(27,381)
5.79%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	13,217	CZK	31,728,485	5,793	(7,424)
5.79%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	4,583	CZK	14,996,700	2,738	(1,845)
5.79%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	7,186	CZK	20,245,545	3,696	(3,490)
5.79%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	7,810	CZK	18,970,576	3,464	(4,346)
5.79%	Annual	6-Month PRIBOR	Semi-Annual	07/11/25	24,443	CZK	64,025,694	11,690	(12,753)
4.54%	Annual	6-Month WIBOR	Semi-Annual	07/18/28	—	PLN	4,131,000	(9,328)	(9,328)
6-Month WIBOR	Semi-Annual	4.54%	Annual	07/18/28	5,726	PLN	4,131,000	9,328	3,602
4.57%	Annual	6-Month WIBOR	Semi-Annual	07/19/28	—	PLN	8,019,000	(739)	(739)
6-Month WIBOR	Semi-Annual	4.57%	Annual	07/19/28	8,837	PLN	8,019,000	739	(8,098)
6-Month WIBOR	Semi-Annual	4.64%	Annual	08/01/28	339	PLN	5,580,000	(3,422)	(3,761)
4.64%	Annual	6-Month WIBOR	Semi-Annual	08/01/28	4,572	PLN	1,700,000	1,043	(3,529)
4.71%	Annual	6-Month WIBOR	Semi-Annual	08/01/33	538	PLN	4,840,000	(25,288)	(25,826)
6-Month WIBOR	Semi-Annual	4.71%	Annual	08/01/33	1,672	PLN	470,000	2,456	784
5.26%	Annual	6-Month WIBOR	Semi-Annual	08/01/25	758	PLN	28,620,000	59,836	59,078
6-Month WIBOR	Semi-Annual	5.35%	Annual	06/19/27	—	PLN	20,500,000	(130,163)	(130,163)
5.35%	Annual	6-Month WIBOR	Semi-Annual	06/19/27	78,550	PLN	13,530,000	85,907	7,357
5.35%	Annual	6-Month WIBOR	Semi-Annual	06/19/27	39,716	PLN	6,970,000	44,255	4,539
SOFR	Annual	2.60%	Annual	02/15/48	67,555	USD	595,000	138,588	71,033
SOFR	Annual	2.94%	Annual	01/19/53	—	USD	5,240,000	963,394	963,394
SOFR	Annual	3.05%	Annual	02/15/48	135,295	USD	3,862,000	636,596	501,301
SOFR	Annual	3.15%	Annual	05/15/48	(4,472)	USD	4,624,000	692,603	697,075
3.35%	Annual	SOFR	Annual	01/19/28	—	USD	22,515,000	(948,700)	(948,700)
2.79%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/29	34	THB	110,382,693	(14,396)	(14,430)
3.15%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/34	93	THB	184,437,315	(38,702)	(38,795)
									$406,095

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
20,000,000	USD	12/20/28	Morgan Stanley & Co.	(1.00%)	Quarterly	CDX.EM.S40**	$(16,544)	$1,108,021	$1,091,477
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	12,322	(19,195)	(6,873)
Total Buy Protection							$(4,222)	$1,088,826	$1,084,604
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(5,650)	$9,254	$3,604
Total OTC Credit Default Swaps							$(9,872)	$1,098,080	$1,088,208
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
9,465,000	USD	12/20/28	(5.00%)	Quarterly	CDX.NA.HY.41***	$(31,588)	$(60,576)	$(92,164)
3,058,400	USD	12/20/28	(5.00%)	Quarterly	CDX.NA.HY.41***	(7,889)	(21,892)	(29,781)
14,600,000	USD	06/20/28	(5.00%)	Quarterly	CDX.NA.HY.S40***	41,931	(294,555)	(252,624)
47,485,000	USD	12/20/28	(1.00%)	Quarterly	CDX.NA.IG.S41****	(31,182)	(548,715)	(579,897)
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	130,313	(264,656)	(134,343)
9,130,000	EUR	12/20/28	(5.00%)	Quarterly	iTraxx Europe Crossover S40	11,031	(301,388)	(290,357)
Total Buy Protection						$112,616	$(1,491,782)	$(1,379,166)
Sell Protection
Notional Amount	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	$(79,182)	$196,911	$117,729
Total Centrally Cleared Credit Default Swaps						$33,434	$(1,294,871)	$(1,261,437)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

****
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $174,059 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Abbreviations
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	CREST Depository Interest
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	35.0
Sovereign Debt Obligations	32.0
Bank Loans	12.4
Asset Backed Securities	6.8
Mortgage Backed Securities - Private Issuers	5.9
U.S. Government and Agency Obligations	0.9
Convertible Debt	0.8
Preferred Stock	0.3
OTC Credit Default Swaps	0.1
Purchased Futures Options	0.1
Centrally Cleared Interest Rate Swaps	0.0*
Purchased Currency Options	0.0*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*
Common Stocks	0.0*
Centrally Cleared Credit Default Swaps	0.0*
OTC Interest Rate Swaps	0.0*
Written Currency Option	0.0*
Written Futures Options	0.0*
Forward Foreign Currency Contracts	(0.1)
Futures Contracts	(0.4)
Short-Term Investments	2.6
Other Assets and Liabilities (net)	3.6
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Brazil — 8.1%
694,300	Ambev SA	1,818,563
2,197,100	B3 SA - Brasil Bolsa Balcao	5,394,861
1,924,779	Banco Bradesco SA	4,868,477
1,324,800	Banco BTG Pactual SA	8,223,755
687,200	Banco do Brasil SA	6,477,682
413,900	BB Seguridade Participacoes SA	2,580,880
148,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,804,611
7,201,450	Dexco SA	11,078,711
2,050,700	Locaweb Servicos de Internet SA	2,618,072
11,540	MercadoLibre, Inc.*	14,631,335
480,200	PRIO SA*	4,513,028
2,262,294	Raia Drogasil SA	12,483,929
967,300	Rumo SA	4,410,171
2,076,100	TIM SA	6,176,203
836,100	TOTVS SA	4,510,249
221,500	Vale SA	2,990,684
2,011,700	Vibra Energia SA	7,604,364
1,939,600	WEG SA	14,055,241
		116,240,816
	Canada — 0.6%
69,680	Franco-Nevada Corp.	9,301,583
	Chile — 0.2%
246,381	Cia Cervecerias Unidas SA, ADR	3,104,401
	China — 28.9%
5,343,200	Agricultural Bank of China Ltd. Class H	1,992,140
1,898,000	Air China Ltd. Class H *	1,281,998
133,000	Airtac International Group	4,033,612
1,835,191	Alibaba Group Holding Ltd.*	20,058,141
92,800	Alibaba Group Holding Ltd., ADR*	8,049,472
106,000	Anhui Yingjia Distillery Co. Ltd. Class A	1,067,394
67,600	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,538,574
95,200	Anjoy Foods Group Co. Ltd. Class A	1,616,199
154,000	Anker Innovations Technology Co. Ltd. Class A	1,976,854
543,600	ANTA Sports Products Ltd.	6,118,393
21,000	APT Medical, Inc. Class A	1,100,710
258,931	Autohome, Inc., ADR	7,858,556
80,120	Bafang Electric Suzhou Co. Ltd. Class A	628,648
909,650	Baidu, Inc. Class A *	15,494,080
46,000	Beijing Roborock Technology Co. Ltd. Class A	1,860,141
2,693,000	BOC Hong Kong Holdings Ltd.	7,375,633
55,000	BYD Co. Ltd. Class H	1,699,471
3,474,000	China Construction Bank Corp. Class H	1,960,594
4,933,200	China International Capital Corp. Ltd. Class H	9,045,213
248,200	China Literature Ltd.*	907,950
1,233,000	China Longyuan Power Group Corp. Ltd. Class H	1,073,700

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
3,260,335	China Mengniu Dairy Co. Ltd.	10,927,660
394,000	China Merchants Bank Co. Ltd. Class H	1,645,052
869,400	China Pacific Insurance Group Co. Ltd. Class H	2,175,762
21,973,000	China Petroleum & Chemical Corp. Class H	12,007,947
900,000	China Resources Beer Holdings Co. Ltd.	4,935,615
173,000	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,187,117
430,000	China Yuhua Education Corp. Ltd.*	34,040
295,604	Contemporary Amperex Technology Co. Ltd. Class A	8,216,877
1,080,278	East Money Information Co. Ltd. Class A	2,248,099
738,800	ENN Energy Holdings Ltd.	6,131,629
4,416,000	Focus Media Information Technology Co. Ltd. Class A	4,322,862
262,302	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,364,291
839,679	Foxconn Industrial Internet Co. Ltd. Class A	2,264,727
452,000	Fuyao Glass Industry Group Co. Ltd. Class H	2,071,899
24,420	Gongniu Group Co. Ltd. Class A	346,772
6,046,500	Great Wall Motor Co. Ltd. Class H (a)	7,210,852
669,000	Haidilao International Holding Ltd.	1,793,829
2,185,000	Haier Smart Home Co. Ltd. Class H	6,877,079
104,484	Hangzhou First Applied Material Co. Ltd. Class A	408,549
522,100	Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	2,739,878
521,506	Hisense Visual Technology Co. Ltd. Class A	1,603,634
60,500	Hithink RoyalFlush Information Network Co. Ltd. Class A	1,237,988
1,255,000	HLA Group Corp. Ltd. Class A	1,319,597
397,360	Hongfa Technology Co. Ltd. Class A	1,825,210
639,300	Hualan Biological Engineering, Inc. Class A	1,943,095
392,954	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,470,877
284,000	Hundsun Technologies, Inc. Class A	1,261,738
171,000	Innovent Biologics, Inc.*	835,148
518,200	JD.com, Inc. Class A	7,615,674
195,000	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,566,343
413,000	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,947,374
191,000	Jianmin Pharmaceutical Group Co. Ltd. Class A	1,733,214
377,997	Jiayou International Logistics Co. Ltd. Class A	927,908
962,000	Jiumaojiu International Holdings Ltd.(a)	1,309,387
76,466	KE Holdings, Inc., ADR	1,186,752
707,000	Kingnet Network Co. Ltd. Class A	1,219,625
132,000	Kuaishou Technology*	1,059,290
75,113	Kweichow Moutai Co. Ltd. Class A	18,495,833
68,443	Leader Harmonious Drive Systems Co. Ltd. Class A	1,106,475
145,000	Longfor Group Holdings Ltd.	260,679
56,700	Luzhou Laojiao Co. Ltd. Class A	1,681,814
444,980	Meituan Class B *	6,511,196
851,400	Midea Group Co. Ltd. Class A	6,467,052
107,554	MINISO Group Holding Ltd., ADR	2,785,649
477,614	NARI Technology Co. Ltd. Class A	1,451,011
313,500	NetEase, Inc.	6,384,603
2,446,000	Netjoy Holdings Ltd.*	212,374
233,800	New Oriental Education & Technology Group, Inc.*	1,423,962
25,190	New Oriental Education & Technology Group, Inc., ADR*	1,474,874
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
2,957,000	Nexteer Automotive Group Ltd.(a)	1,612,185
479,000	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,188,311
57,056	PDD Holdings, Inc., ADR*	5,595,482
3,282,000	People's Insurance Co. Group of China Ltd. Class H	1,177,553
7,652,600	PetroChina Co. Ltd. Class H	5,764,965
6,918,400	PICC Property & Casualty Co. Ltd. Class H	8,886,675
361,190	Ping An Insurance Group Co. of China Ltd. Class A	2,388,466
1,604,500	Ping An Insurance Group Co. of China Ltd. Class H	9,188,356
160,000	Remegen Co. Ltd. Class H *(a)	823,305
390,500	Sany Heavy Industry Co. Ltd. Class A	849,535
539,250	Shandong Gold Mining Co. Ltd. Class H	1,020,408
389,000	Shandong Sinocera Functional Material Co. Ltd. Class A	1,455,545
1,268,800	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,114,595
105,800	Shanghai Moons' Electric Co. Ltd. Class A	997,880
524,957	Shanghai Yaoji Technology Co. Ltd. Class A	1,933,358
541,285	Shenzhen Envicool Technology Co. Ltd. Class A	1,947,545
382,200	Shenzhen Inovance Technology Co. Ltd. Class A	3,479,231
145,826	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,268,182
99,000	Shenzhen Transsion Holdings Co. Ltd. Class A	1,975,378
388,400	Shenzhou International Group Holdings Ltd.	3,719,428
2,068,770	Sichuan Road & Bridge Group Co. Ltd. Class A	2,455,656
160,978	Sieyuan Electric Co. Ltd. Class A	1,139,004
83,000	Silergy Corp.	782,934
311,687	Sinoseal Holding Co. Ltd. Class A	1,761,122
396,000	Sunac China Holdings Ltd.*(a)	109,216
208,500	Sunny Optical Technology Group Co. Ltd.	1,456,227
365,300	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	867,231
68,614	Suzhou Everbright Photonics Co. Ltd. Class A	613,520
1,161,600	Tencent Holdings Ltd.	45,414,802
141,975	Thunder Software Technology Co. Ltd. Class A	1,488,356
4,984,000	Tingyi Cayman Islands Holding Corp.	6,961,952
379,200	Tongcheng Travel Holdings Ltd.*	832,784
60,000	Trip.com Group Ltd., ADR*	2,098,200
463,697	Venustech Group, Inc. Class A	1,792,814
276,800	Vipshop Holdings Ltd., ADR*	4,431,568
4,221,000	Weichai Power Co. Ltd. Class H	5,745,240
124,500	WuXi AppTec Co. Ltd. Class A	1,468,967
576,500	Wuxi Biologics Cayman, Inc.*	3,360,282
105,400	Xiamen Faratronic Co. Ltd. Class A	1,398,734
4,005,000	Xinyi Glass Holdings Ltd.	5,185,327
530,900	Xuji Electric Co. Ltd. Class A	1,409,376
462,323	Yadea Group Holdings Ltd.	858,313
61,408	Yankershop Food Co. Ltd. Class A	625,174
260,400	Yizumi Holdings Co. Ltd. Class A	668,465
109,331	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	4,119,493
129,000	Zhejiang Dingli Machinery Co. Ltd. Class A	931,641
231,100	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,509,543
538,928	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,191,409

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
2,837,000	Zijin Mining Group Co. Ltd. Class H	4,339,621
		416,369,739
	Greece — 0.3%
145,053	JUMBO SA	3,992,947
	Hong Kong — 2.2%
657,600	AIA Group Ltd.	5,361,155
683,400	ASMPT Ltd.	6,116,861
508,000	Chow Sang Sang Holdings International Ltd.	627,229
5,258,000	Hang Lung Properties Ltd.	7,196,992
41,300	Hong Kong Exchanges & Clearing Ltd.	1,542,979
16,573,000	Sino Biopharmaceutical Ltd.	5,988,571
1,577,000	Vinda International Holdings Ltd.(a)	3,789,544
996,000	Vitasoy International Holdings Ltd.	1,205,600
		31,828,931
	Hungary — 0.3%
122,225	OTP Bank Nyrt	4,432,102
	India — 13.9%
36,618	Apollo Hospitals Enterprise Ltd.	2,268,725
493,000	Ashok Leyland Ltd.	1,052,299
60,937	Asian Paints Ltd.	2,323,262
605,495	Aurobindo Pharma Ltd.	6,686,302
904,768	Axis Bank Ltd.	11,296,900
103,613	Bajaj Auto Ltd.	6,322,806
15,958	Bajaj Finance Ltd.	1,500,835
3,204,900	Bharat Electronics Ltd.	5,322,123
39,303	Britannia Industries Ltd.	2,144,073
302,000	Canara Bank	1,370,690
1,089,791	Cipla Ltd.	15,603,829
259,181	Colgate-Palmolive India Ltd.	6,245,344
222,300	Coromandel International Ltd.	3,062,335
153,186	Havells India Ltd.	2,556,105
410,965	HCL Technologies Ltd.	6,121,821
1,800,512	HDFC Bank Ltd.	33,083,693
84,810	Hindustan Unilever Ltd.	2,521,589
735,400	ICICI Bank Ltd.	8,439,615
658,278	IndusInd Bank Ltd.	11,332,215
447,655	Infosys Ltd.	7,706,892
219,188	InterGlobe Aviation Ltd.*	6,281,500
444,500	ITC Ltd.	2,373,950
498,427	Kotak Mahindra Bank Ltd.	10,421,853
31,000	Larsen & Toubro Ltd.	1,129,631
89,528	Pidilite Industries Ltd.	2,635,991
436,751	Reliance Industries Ltd.	12,317,886
1,148,900	State Bank of India	8,277,656
317,715	Syngene International Ltd.	3,072,270
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	India — continued
270,983	Tata Consultancy Services Ltd.	11,502,899
297,000	Tata Motors Ltd.	2,256,794
42,382	Titan Co. Ltd.	1,607,062
144,121	Varun Beverages Ltd.	1,648,672
243,044	Yes Bank Ltd.*	50,487
		200,538,104
	Indonesia — 2.8%
20,544,100	Astra International Tbk PT	8,274,799
28,695,200	Bank Central Asia Tbk PT	16,385,321
10,459,600	Bank Mandiri Persero Tbk PT	4,077,586
27,884,299	Bank Rakyat Indonesia Persero Tbk PT	9,427,076
10,402,100	Telkom Indonesia Persero Tbk PT	2,523,965
		40,688,747
	Italy — 0.8%
343,409	Coca-Cola HBC AG	9,426,633
308,700	PRADA SpA	1,817,076
		11,243,709
	Japan — 0.5%
416,400	Nexon Co. Ltd.	7,460,180
	Macau — 0.5%
692,000	Galaxy Entertainment Group Ltd.	4,166,040
1,049,000	Sands China Ltd.*	3,214,566
		7,380,606
	Malaysia — 0.8%
3,814,700	Petronas Chemicals Group Bhd	5,841,583
6,405,500	Public Bank Bhd	5,538,860
		11,380,443
	Mexico — 4.9%
309,671	Credito Real SAB de CV SOFOM ER*	6,237
2,927,200	Fibra Uno Administracion SA de CV REIT	4,909,968
102,000	Fomento Economico Mexicano SAB de CV	1,115,054
173,698	Fomento Economico Mexicano SAB de CV, ADR	18,959,137
246,060	Gruma SAB de CV Class B	4,214,814
259,000	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,264,330
37,000	Grupo Aeroportuario del Sureste SAB de CV Class B (a)	909,218
1,063,300	Grupo Financiero Banorte SAB de CV Class O	8,937,263
397,000	Grupo Mexico SAB de CV Series B	1,881,458
2,712,900	Kimberly-Clark de Mexico SAB de CV Class A	5,416,902
162,906	Unifin Financiera SAB de CV*(a)(b)	11,249
5,190,087	Wal-Mart de Mexico SAB de CV(a)	19,645,189
		70,270,819
	Netherlands — 0.8%
151,116	Heineken Holding NV(a)	11,423,577

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Peru — 0.1%
6,774	Credicorp Ltd.	866,869
	Philippines — 1.1%
9,524,000	Ayala Land, Inc.	4,957,611
2,345,320	BDO Unibank, Inc.	5,882,369
2,205,760	Universal Robina Corp.	4,635,620
		15,475,600
	Poland — 0.2%
28,371	Dino Polska SA*	2,307,352
	Portugal — 0.4%
280,817	Jeronimo Martins SGPS SA	6,320,917
	Russia — 0.1%
214,920	Evraz PLC*(b)(c)(d)	5,246
7,610	Gazprom Neft PJSC(b)(c)(d)	312
1,043,282	Gazprom PJSC*(b)(c)(d)	24,799
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	3,965
5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	750
44,258	LSR Group PJSC(b)(c)(d)	2,358
136,755	LUKOIL PJSC(b)(c)(d)	69,779
8,543	Magnit PJSC(b)(c)(d)	2,713
4	Magnit PJSC, GDR*(b)(c)(d)(e)	0
984,659	Magnitogorsk Iron & Steel Works PJSC*(b)(c)(d)	4,878
16,459	MMC Norilsk Nickel PJSC*(b)(c)(d)	33,728
9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	2
126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	7,602
154,250	Novatek PJSC(b)(c)(d)	19,439
1,715,500	Novolipetsk Steel PJSC*(b)(c)(d)	32,957
5,323	PhosAgro PJSC(b)(c)(d)	2,806
103	PhosAgro PJSC, ADR*(b)(c)(d)	19
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0
443,510	Polymetal International PLC*(c)	1,163,851
25,062	Polyus PJSC*(b)(c)(d)	28,565
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	495
5,496,180	Sberbank of Russia PJSC(b)(c)(d)	73,207
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	16,882
25,625,090	Surgutneftegas PJSC(b)(c)(d)	57,762
598,704	Tatneft PJSC(b)(c)(d)	22,574
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	5,582
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655
		1,589,084
	Saudi Arabia — 0.4%
684,767	Saudi Arabian Oil Co.	6,390,392
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Singapore — 0.2%
2,065,600	Singapore Telecommunications Ltd.	3,662,358
	South Africa — 2.4%
465,430	Absa Group Ltd.	4,319,200
76,000	Bid Corp. Ltd.(a)	1,703,398
20,252	Capitec Bank Holdings Ltd.(a)	1,845,022
326,920	Clicks Group Ltd.	4,488,352
1,105,300	FirstRand Ltd.	3,746,640
71,000	Gold Fields Ltd.	773,751
10,352,475	Growthpoint Properties Ltd. REIT	5,797,351
131,559	Lewis Group Ltd.	274,090
150,400	Nedbank Group Ltd.	1,615,255
4,989,474	Sibanye Stillwater Ltd.(a)	7,741,347
171,100	Standard Bank Group Ltd.	1,668,551
		33,972,957
	South Korea — 8.2%
71,649	Amorepacific Corp.	6,477,826
35,000	Doosan Bobcat, Inc.	1,322,810
5,232	Ecopro BM Co. Ltd.	980,952
95,700	Hana Financial Group, Inc.	3,010,571
219,916	HL Mando Co. Ltd.	6,844,873
12,000	Hyundai Mobis Co. Ltd.	2,138,728
30,000	Hyundai Motor Co.	4,248,555
44,700	JYP Entertainment Corp.	3,720,031
66,300	KB Financial Group, Inc.	2,717,052
85,000	Kia Corp.	5,127,464
182,749	Korea Investment Holdings Co. Ltd.	7,191,323
24,500	LG Electronics, Inc.	1,831,962
7,525	LG H&H Co. Ltd.	2,489,931
395,719	Samsung Electronics Co. Ltd.	20,058,678
300	Samsung Electronics Co. Ltd., GDR(e)(f)	378,000
3,105	Samsung Electronics Co. Ltd., GDR(e)(f)	3,912,300
70,900	Samsung Engineering Co. Ltd.*	1,589,392
11,146	Samsung SDI Co. Ltd.	4,229,103
236,267	Shinhan Financial Group Co. Ltd.	6,233,219
242,131	SK Hynix, Inc.	20,581,314
189,147	SK Telecom Co. Ltd.	7,288,902
27,000	SM Entertainment Co. Ltd.	2,567,141
118,800	Woori Financial Group, Inc.	1,079,360
42,000	YG Entertainment, Inc.	1,954,646
		117,974,133
	Taiwan — 11.2%
223,500	Accton Technology Corp.	3,413,377
817,792	Advantech Co. Ltd.	8,740,207
182,100	Asia Vital Components Co. Ltd.	1,923,641
20,000	ASPEED Technology, Inc.	1,713,109
1,368,795	Bizlink Holding, Inc.	11,448,851

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
5,244,135	Cathay Financial Holding Co. Ltd.	7,237,379
736,902	Chailease Holding Co. Ltd.	4,131,883
129,000	Chroma ATE, Inc.	1,102,957
510,300	Delta Electronics, Inc.	5,129,795
36,000	eMemory Technology, Inc.	2,247,177
2,258,762	Fubon Financial Holding Co. Ltd.	4,247,358
50,700	Global Unichip Corp.	2,143,879
329,000	Gold Circuit Electronics Ltd.	2,237,125
1,103,000	Hiwin Technologies Corp.	6,953,439
123,000	Largan Precision Co. Ltd.	8,135,097
201,000	Makalot Industrial Co. Ltd.	2,092,161
632,000	MediaTek, Inc.	14,390,112
260,000	Micro-Star International Co. Ltd.	1,320,921
224,000	Novatek Microelectronics Corp.	2,935,271
7,692	Pharmally International Holding Co. Ltd.*(b)(c)	—
751,998	President Chain Store Corp.	6,115,131
1,610,424	Taiwan Semiconductor Manufacturing Co. Ltd.	26,091,658
335,598	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,163,466
1,023,351	Uni-President Enterprises Corp.	2,222,298
81,000	Voltronic Power Technology Corp.	3,977,169
38,000	Wiwynn Corp.	1,759,886
		160,873,347
	Thailand — 3.1%
2,169,200	Airports of Thailand PCL Class F *	4,155,213
581,000	Bangkok Bank PCL Class F	2,672,640
5,096,500	Bangkok Dusit Medical Services PCL Class F	3,744,081
152,000	Bumrungrad Hospital PCL	1,118,737
1,413,100	Kasikornbank PCL Class F	4,889,821
3,708,000	Krung Thai Bank PCL Class F	1,934,830
2,791,700	PTT Exploration & Production PCL Class F	13,110,352
601,700	SCB X PCL Class F	1,693,766
15,060,100	Thai Beverage PCL	6,344,463
14,084,400	Thai Union Group PCL Class F	5,608,618
		45,272,521
	Turkey — 0.6%
196,300	BIM Birlesik Magazalar AS	1,966,938
75,000	Pegasus Hava Tasimaciligi AS*	2,254,787
558,000	Turk Hava Yollari AO*	4,935,802
		9,157,527
	United Arab Emirates — 0.4%
1,988,568	Abu Dhabi National Oil Co. for Distribution PJSC	2,030,228
1,098,108	First Abu Dhabi Bank PJSC	4,065,904
		6,096,132
	United Kingdom — 0.5%
137,994	Unilever PLC	6,841,567
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — 0.3%
24,387	Globant SA*	4,824,968
	TOTAL COMMON STOCKS (COST $1,523,993,237)	1,367,282,428

	PREFERRED STOCK — 0.5%
	Brazil — 0.5%
2,540,800	Banco Bradesco SA, 7.05%	7,259,139
	TOTAL PREFERRED STOCK (COST $6,768,645)	7,259,139

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
6,660,563	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(g)(h)	6,660,563
	TOTAL SHORT-TERM INVESTMENT (COST $6,660,563)	6,660,563
	TOTAL INVESTMENTS — 95.8% (Cost $1,537,422,445)	1,381,202,130
	Other Assets and Liabilities (net) — 4.2%	60,450,382
	NET ASSETS — 100.0%	$1,441,652,512

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $1,589,084 which represents 0.1% of net assets.  The aggregate tax cost of these securities held at September 30, 2023 was $94,397,068.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $425,233 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2023 was $85,541,075.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(h)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
685	MSCI Emerging Markets E-mini Index	Dec 2023	$32,725,875	$(433,707)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	22.0
Consumer, Non-cyclical	16.5
Technology	14.6
Consumer, Cyclical	13.1
Communications	12.5
Industrial	8.3
Energy	4.3
Basic Materials	3.2
Utilities	0.8
Short-Term Investment	0.5
Other Assets and Liabilities (net)	4.2
100.0%

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%
	Australia — 1.4%
116,244	ANZ Group Holdings Ltd.	1,925,112
22,038	BlueScope Steel Ltd.	276,501
233,796	Brambles Ltd.	2,160,772
2,072	carsales.com Ltd.	37,363
159,478	Gold Road Resources Ltd.	166,742
10,177	Lottery Corp. Ltd.	31,002
24,704	Northern Star Resources Ltd.	166,774
29,265	Orica Ltd.	294,458
631,645	Perseus Mining Ltd.	670,607
6,401	Pro Medicus Ltd.(a)	344,501
9,953	REA Group Ltd.	991,300
25,333	Rio Tinto PLC	1,599,810
6,971	Rio Tinto PLC, ADR(a)	443,635
228,927	Sonic Healthcare Ltd.	4,402,934
33,946	Telstra Group Ltd.	84,349
7,143	Woolworths Group Ltd.	172,049
		13,767,909
	Belgium — 0.0%
11	Deme Group NV	1,211
	Bermuda — 0.3%
12,673	RenaissanceRe Holdings Ltd.	2,508,240
	Burkina Faso — 0.0%
6,016	Endeavour Mining PLC	116,457
	Canada — 3.3%
14,500	Alimentation Couche-Tard, Inc.	739,800
64,800	Atco Ltd. Class I (a)	1,648,757
44,821	BCE, Inc.(a)	1,710,818
140,539	Canadian Pacific Kansas City Ltd.(a)	10,457,507
34,200	Canadian Utilities Ltd. Class A	725,991
6,400	Dundee Precious Metals, Inc.	39,763
541	E-L Financial Corp. Ltd.(a)	356,532
79,100	Empire Co. Ltd. Class A	2,161,794
6,100	Evertz Technologies Ltd.	56,398
8,800	Franco-Nevada Corp.	1,180,255
23,100	George Weston Ltd.	2,573,634
31,000	Gibson Energy, Inc.(a)	445,510
25,800	Manulife Financial Corp.	473,636
500	Metro, Inc.	26,087
22,900	National Bank of Canada	1,528,304
58,100	North West Co., Inc.(a)	1,469,689
36,800	Power Corp. of Canada(a)	941,231
2,000	Royal Bank of Canada	175,592
60,300	SSR Mining, Inc.	801,387
46,858	Stella-Jones, Inc.	2,263,879
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
10,800	Sun Life Financial, Inc.	529,376
99,500	TMX Group Ltd.	2,148,229
37,600	Winpak Ltd.(a)	1,074,325
		33,528,494
	China — 0.8%
2,331,162	CITIC Telecom International Holdings Ltd.	922,719
151,000	Kerry Logistics Network Ltd.	134,962
67,656	NetEase, Inc., ADR	6,776,425
		7,834,106
	Denmark — 0.7%
314	AP Moller - Maersk AS Class B	567,752
14,165	Carlsberg AS Class B	1,792,748
9,325	DSV AS	1,746,319
1,561	Genmab AS*	555,853
27,880	Novo Nordisk AS Class B	2,548,832
8,933	Spar Nord Bank AS	138,754
1,148	Sparekassen Sjaelland-Fyn AS	32,175
		7,382,433
	Finland — 0.0%
10,554	Kemira Oyj	164,706
	France — 4.2%
16,362	Air Liquide SA	2,768,951
84,474	Airbus SE	11,356,691
1,035	Boiron SA(a)	58,845
22,271	Credit Agricole SA	275,691
17,677	Danone SA	978,073
1,590	Dassault Aviation SA	300,321
3,979	Edenred SE	249,733
13,808	Eiffage SA	1,316,315
309	Hermes International SCA	565,911
4,154	Interparfums SA	231,337
492	IPSOS SA	22,680
26,632	Legrand SA	2,461,566
3,423	L'Oreal SA	1,424,997
177,387	Orange SA	2,039,600
17,354	Rubis SCA	390,254
39,435	Safran SA	6,205,989
4,673	Societe BIC SA	308,974
214	Societe LDC SADIR(a)	26,282
9,940	SPIE SA	289,620
1,108	Stef SA	124,348
1,556	Thales SA	219,271
540	Vetoquinol SA	44,594
94,494	Vinci SA	10,506,781
		42,166,824

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Georgia — 0.2%
45,781	Bank of Georgia Group PLC	2,061,898
	Germany — 1.5%
5,318	Bayerische Motoren Werke AG	542,661
82,227	Beiersdorf AG	10,634,115
963	Deutsche Boerse AG	166,905
121,179	E.ON SE	1,436,941
14,573	GEA Group AG	539,403
509	KWS Saat SE & Co. KGaA	29,963
12,465	SAP SE	1,620,895
1,489	Wuestenrot & Wuerttembergische AG	22,827
		14,993,710
	Hong Kong — 0.7%
104,251	Bank of East Asia Ltd.	129,384
3,500	CLP Holdings Ltd.	25,897
352,136	Dah Sing Banking Group Ltd.	232,903
342,000	Emperor International Holdings Ltd.	19,650
580,500	HK Electric Investments & HK Electric Investments Ltd.	332,801
1,661,000	HKT Trust & HKT Ltd.	1,734,837
16,000	Hong Kong Ferry Holdings Co. Ltd.	9,459
249,000	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	24,163
12,000	Miramar Hotel & Investment	16,027
3,156,000	PCCW Ltd.	1,438,603
378,500	Power Assets Holdings Ltd.	1,831,643
300,000	Regal Hotels International Holdings Ltd.*	105,339
193,902	Regal Real Estate Investment Trust REIT(a)	18,321
110,855	SmarTone Telecommunications Holdings Ltd.	56,051
58,000	Transport International Holdings Ltd.	72,946
230,163	VTech Holdings Ltd.	1,378,301
3,000	Wing On Co. International Ltd.	4,750
		7,431,075
	Israel — 1.1%
56,629	Check Point Software Technologies Ltd.*	7,547,513
42,971	First International Bank Of Israel Ltd.	1,846,613
3	Isracard Ltd.	12
1,588,342	Isramco Negev 2 LP	690,910
135,112	Newmed Energy LP	407,075
3,113	Nice Ltd., ADR*(a)	529,210
17,263	Radware Ltd.*	292,090
1,234	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	70,727
1,019	Tower Semiconductor Ltd.*	25,027
		11,409,177
	Italy — 0.0%
1,245	Assicurazioni Generali SpA	25,526
16,100	Ferretti SpA	47,898
13,376	Snam SpA	63,006
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
89,047	UnipolSai Assicurazioni SpA(a)	215,521
		351,951
	Japan — 4.8%
2,200	Aica Kogyo Co. Ltd.	49,197
11,000	Amano Corp.	241,930
21,500	Anritsu Corp.(a)	153,803
50,700	Arcs Co. Ltd.	925,154
17,200	Autobacs Seven Co. Ltd.	182,345
7,200	Axial Retailing, Inc.	180,694
1,000	Belc Co. Ltd.	46,038
29,000	Benesse Holdings, Inc.(a)	355,540
12,100	Canon Marketing Japan, Inc.	314,369
18,400	Canon, Inc.	444,510
4,000	Cawachi Ltd.	66,664
26,700	Chugin Financial Group, Inc.	199,769
6,200	COLOPL, Inc.	24,513
41,100	COMSYS Holdings Corp.(a)	860,972
11,900	Doshisha Co. Ltd.(a)	177,832
1,289	Earth Corp.(a)	42,499
56,800	ENEOS Holdings, Inc.(a)	224,536
29,800	EXEO Group, Inc.(a)	611,876
52,200	Ezaki Glico Co. Ltd.	1,435,959
4,800	Fujicco Co. Ltd.	62,016
26,600	FUJIFILM Holdings Corp.	1,543,326
18,900	Heiwado Co. Ltd.	330,315
98,400	Honda Motor Co. Ltd.	1,109,122
43,000	House Foods Group, Inc.	899,045
29,100	Itochu Enex Co. Ltd.	293,486
147,100	Japan Post Bank Co. Ltd.	1,282,473
119,101	Japan Tobacco, Inc.	2,745,568
43,855	Kaken Pharmaceutical Co. Ltd.(a)	1,028,598
38,200	Kamigumi Co. Ltd.(a)	788,447
14,200	Kato Sangyo Co. Ltd.	378,254
33,600	Kewpie Corp.	541,180
19,300	Kinden Corp.	281,433
1,900	Komeri Co. Ltd.(a)	40,107
4,200	Kumagai Gumi Co. Ltd.	99,213
64,300	Kyorin Pharmaceutical Co. Ltd.	788,965
13,000	Kyushu Railway Co.	276,944
36,700	Lawson, Inc.	1,690,081
18,300	Lintec Corp.	293,401
2,900	Maruichi Steel Tube Ltd.	72,294
44,600	Matsui Securities Co. Ltd.(a)	245,378
22,300	Megmilk Snow Brand Co. Ltd.	342,663
95,400	MEIJI Holdings Co. Ltd.	2,375,650
2,300	Miroku Jyoho Service Co. Ltd.	25,385
146,800	Mitsubishi Electric Corp.	1,818,953
26,600	Mitsubishi Shokuhin Co. Ltd.	695,192

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
28,800	Mochida Pharmaceutical Co. Ltd.	643,646
4,800	Morinaga & Co. Ltd.	173,762
3,300	NEC Corp.	182,686
1,100	Nichirei Corp.(a)	24,215
7,000	Nikkon Holdings Co. Ltd.	148,279
13,400	Nintendo Co. Ltd.	559,437
68,100	Nippn Corp.	991,666
11,400	Nippon Kayaku Co. Ltd.	95,455
20,800	Nippon Light Metal Holdings Co. Ltd.	234,588
1,747,500	Nippon Telegraph & Telephone Corp.	2,068,075
7,000	Nisshin Oillio Group Ltd.	196,314
54,200	Nisshin Seifun Group, Inc.	692,097
300	Nissin Foods Holdings Co. Ltd.	24,979
57,600	Okinawa Cellular Telephone Co.	1,242,902
59,900	Otsuka Holdings Co. Ltd.	2,132,677
800	S&B Foods, Inc.	21,069
17,700	San-A Co. Ltd.	566,969
50,100	Sankyo Co. Ltd.	2,301,125
1,500	Sankyu, Inc.	51,979
19,500	Secom Co. Ltd.	1,325,046
4,600	Senko Group Holdings Co. Ltd.	32,306
24,700	Shinmaywa Industries Ltd.	211,040
18,159	Showa Sangyo Co. Ltd.(a)	371,759
9,800	SKY Perfect JSAT Holdings, Inc.	45,905
191,600	SoftBank Corp.	2,170,547
26,000	Sundrug Co. Ltd.	706,517
13,000	Takara Holdings, Inc.	104,627
70,900	Teijin Ltd.	690,352
29,500	Toho Holdings Co. Ltd.(a)	633,788
1,611	TOKAI Holdings Corp.(a)	9,997
16,200	Tokuyama Corp.	255,118
4,800	Toyo Ink SC Holdings Co. Ltd.	75,205
25,700	Trend Micro, Inc.	976,161
18,000	United Super Markets Holdings, Inc.	128,946
4,600	Valor Holdings Co. Ltd.	67,416
35,900	Vital KSK Holdings, Inc.	241,057
10,900	Yamazaki Baking Co. Ltd.	200,725
5,400	Yaoko Co. Ltd.(a)	278,242
9,700	Zenkoku Hosho Co. Ltd.	319,227
		47,781,590
	Netherlands — 1.8%
20,502	ASML Holding NV	12,136,100
61,181	Koninklijke Ahold Delhaize NV	1,847,394
64,620	Shell PLC(a)(b)	2,087,043
16,414	Shell PLC(b)	522,089
8,418	Wolters Kluwer NV	1,021,825
		17,614,451
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	New Zealand — 0.2%
33,663	a2 Milk Co. Ltd.*	92,119
15,998	Chorus Ltd.	72,998
791,811	Spark New Zealand Ltd.	2,288,404
		2,453,521
	Norway — 0.6%
39,963	DNB Bank ASA	809,712
58,556	Equinor ASA	1,932,359
16,392	Kongsberg Gruppen ASA	679,659
5,705	Norsk Hydro ASA	36,029
103,425	Orkla ASA	777,375
13,012	SpareBank 1 SMN	167,773
27,177	Sparebanken Vest	269,194
90,515	Telenor ASA	1,033,524
16,762	Veidekke ASA	153,744
		5,859,369
	Singapore — 0.6%
13,600	Frasers Property Ltd.	8,320
12,000	Great Eastern Holdings Ltd.	158,693
44,804	Hong Leong Finance Ltd.	80,752
729,049	Netlink NBN Trust	448,678
227,800	Oversea-Chinese Banking Corp. Ltd.	2,137,972
11,100	SBS Transit Ltd.	21,388
1,787,301	Sheng Siong Group Ltd.	1,990,401
5,300	Singapore Airlines Ltd.	25,085
178,500	Singapore Exchange Ltd.	1,275,093
33,000	Singapore Land Group Ltd.	49,564
8,800	Singapore Technologies Engineering Ltd.	25,209
		6,221,155
	South Korea — 0.4%
2,869	Samsung Electronics Co. Ltd., GDR(c)	3,614,940
	Spain — 1.2%
55,132	Aena SME SA	8,323,706
60,089	Cia de Distribucion Integral Logista Holdings SA	1,539,585
62,956	Industria de Diseno Textil SA	2,352,243
		12,215,534
	Sweden — 0.1%
10,075	Atea ASA*	126,495
64,520	Volvo AB Class B	1,339,787
		1,466,282
	Switzerland — 1.3%
60,510	ABB Ltd.	2,169,576
13,090	Alcon, Inc.	1,015,090
1,348	Banque Cantonale de Geneve	319,759
168	Basellandschaftliche Kantonalbank	162,711

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
1,719	Berner Kantonalbank AG(a)	452,863
8,128	BKW AG	1,434,928
159	Chocoladefabriken Lindt & Spruengli AG	1,771,108
1,224	Emmi AG	1,156,030
15	Graubuendner Kantonalbank	28,039
164	Hiag Immobilien Holding AG	14,163
402	Huber & Suhner AG	29,091
2,119	Kuehne & Nagel International AG	604,568
27,036	Novartis AG	2,774,234
1,194	Sonova Holding AG	284,143
10,696	Swiss Prime Site AG	981,558
		13,197,861
	United Kingdom — 3.1%
436,526	BAE Systems PLC	5,316,295
7,557	BP PLC, ADR	292,607
46,340	Bunzl PLC	1,654,953
43,497	Centrica PLC	81,998
162,966	Diageo PLC	6,034,872
2,425	Games Workshop Group PLC	312,854
46,593	Imperial Brands PLC	948,007
80,264	RELX PLC	2,718,562
214,288	Sage Group PLC	2,586,721
360,011	Spirent Communications PLC	606,388
249,743	St. James's Place PLC	2,536,743
156,543	Unilever PLC	7,770,716
		30,860,716
	United States — 69.0%
100	3M Co.	9,362
45,000	Abbott Laboratories	4,358,250
26,100	AbbVie, Inc.	3,890,466
16,037	Accenture PLC Class A	4,925,123
4,100	Acuity Brands, Inc.	698,271
9,025	Adobe, Inc.*	4,601,848
31,600	Albertsons Cos., Inc. Class A	718,900
176,315	Alphabet, Inc. Class A *	23,072,581
68,800	Altria Group, Inc.	2,893,040
95,968	Amazon.com, Inc.*	12,199,452
39,971	Amdocs Ltd.	3,377,150
6,178	Ameren Corp.	462,300
15,500	American Express Co.	2,312,445
200	Ameriprise Financial, Inc.	65,936
13,600	Amgen, Inc.	3,655,136
346	ANSYS, Inc.*	102,952
35,800	Apple, Inc.	6,129,318
17,700	Arch Capital Group Ltd.*	1,410,867
42,600	Archer-Daniels-Midland Co.	3,212,892
2,400	Arrow Electronics, Inc.*	300,576
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
3,284	Arthur J Gallagher & Co.	748,522
20,700	AT&T, Inc.	310,914
38,595	Autodesk, Inc.*	7,985,691
55,237	Automatic Data Processing, Inc.	13,288,917
460	AutoZone, Inc.*	1,168,395
26,100	Axis Capital Holdings Ltd.	1,471,257
4,300	Bank of New York Mellon Corp.	183,395
36,425	Becton Dickinson & Co.	9,416,955
17,472	Berkshire Hathaway, Inc. Class B *	6,120,442
7,300	Biogen, Inc.*	1,876,173
9,800	BioMarin Pharmaceutical, Inc.*	867,104
15,379	Bio-Rad Laboratories, Inc. Class A *	5,512,603
3,899	Booking Holdings, Inc.*	12,024,321
70,855	Bristol-Myers Squibb Co.	4,112,424
6,800	Broadcom, Inc.	5,647,944
6,300	CACI International, Inc. Class A *	1,977,759
18,835	Cadence Design Systems, Inc.*	4,413,041
24,200	Cardinal Health, Inc.	2,101,044
12,300	Casey's General Stores, Inc.	3,339,696
90,653	Catalent, Inc.*	4,127,431
18,700	Cboe Global Markets, Inc.	2,921,127
7,400	CDW Corp.	1,493,024
7,400	Cencora, Inc.	1,331,778
14,600	CH Robinson Worldwide, Inc.	1,257,498
63,303	Charles Schwab Corp.	3,475,335
21,850	Charter Communications, Inc. Class A *	9,610,067
3,900	Chemed Corp.	2,026,830
16,200	Cheniere Energy, Inc.	2,688,552
33,900	Chevron Corp.	5,716,218
19,000	Chubb Ltd.	3,955,420
8,000	Cigna Group	2,288,560
21,100	Cirrus Logic, Inc.*	1,560,556
116,100	Cisco Systems, Inc.	6,241,536
17,100	Clean Harbors, Inc.*	2,861,856
18,100	CNA Financial Corp.	712,235
84,900	Coca-Cola Co.	4,752,702
30,000	Colgate-Palmolive Co.	2,133,300
700	Comcast Corp. Class A	31,038
10,100	ConocoPhillips	1,209,980
30,449	Consolidated Edison, Inc.	2,604,303
22,697	Cooper Cos., Inc.	7,217,873
10,100	Costco Wholesale Corp.	5,706,096
10,500	Curtiss-Wright Corp.	2,054,115
18,700	Darden Restaurants, Inc.	2,678,214
11,800	Donaldson Co., Inc.	703,752
27,977	DTE Energy Co.	2,777,557
76,510	Electronic Arts, Inc.	9,211,804
23,546	Elevance Health, Inc.	10,252,399
10,867	Eli Lilly & Co.	5,836,992

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
1,600	EMCOR Group, Inc.	336,624
13,300	Entergy Corp.	1,230,250
21,809	Equifax, Inc.	3,994,973
27,936	Estee Lauder Cos., Inc. Class A	4,038,149
8,914	Everest Group Ltd.	3,313,066
50,700	Evergy, Inc.	2,570,490
26,100	Expeditors International of Washington, Inc.	2,991,843
56,600	Exxon Mobil Corp.	6,655,028
5,000	F5, Inc.*	805,700
12,405	FactSet Research Systems, Inc.	5,424,210
65,292	Fiserv, Inc.*	7,375,384
110,566	Fox Corp. Class A	3,449,659
14,200	General Dynamics Corp.	3,137,774
41,800	Gilead Sciences, Inc.	3,132,492
82,141	GSK PLC	1,495,837
26,089	GSK PLC, ADR	945,726
29,800	Hartford Financial Services Group, Inc.	2,113,118
1,600	Henry Schein, Inc.*	118,800
15,526	Hershey Co.	3,106,442
5,664	Home Depot, Inc.	1,711,434
1,300	Honeywell International, Inc.	240,162
2,500	Hubbell, Inc.	783,525
3,550	Humana, Inc.	1,727,146
10,400	Huntington Ingalls Industries, Inc.	2,127,632
34,813	ICON PLC, ADR*	8,572,701
5,700	IDACORP, Inc.	533,805
21,131	Illumina, Inc.*	2,900,864
17,300	Incyte Corp.*	999,421
24,300	Ingredion, Inc.	2,391,120
79,530	Intercontinental Exchange, Inc.	8,749,891
6,500	International Business Machines Corp.	911,950
30,433	Intuit, Inc.	15,549,437
3,700	IQVIA Holdings, Inc.*	727,975
4,700	J M Smucker Co.	577,677
400	Jabil, Inc.	50,756
2,800	Jazz Pharmaceuticals PLC*	362,432
17,700	JB Hunt Transport Services, Inc.	3,336,804
85,736	Johnson & Johnson	13,353,382
12,900	JPMorgan Chase & Co.	1,870,758
7,800	Kimberly-Clark Corp.	942,630
2,700	KLA Corp.	1,238,382
81,100	Kroger Co.	3,629,225
9,100	L3Harris Technologies, Inc.	1,584,492
3,100	Laboratory Corp. of America Holdings	623,255
14,100	Landstar System, Inc.	2,494,854
8,600	Lockheed Martin Corp.	3,517,056
39,400	Loews Corp.	2,494,414
4,500	Lowe's Cos., Inc.	935,280
10,900	Manhattan Associates, Inc.*	2,154,494
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
1,960	Markel Group, Inc.*	2,886,080
34,938	Mastercard, Inc. Class A	13,832,304
7,500	McDonald's Corp.	1,975,800
8,150	McKesson Corp.	3,544,028
800	Medpace Holdings, Inc.*	193,704
56,034	Merck & Co., Inc.	5,768,700
82,221	Microsoft Corp.	25,961,281
6,300	Molina Healthcare, Inc.*	2,065,707
43,202	Moody's Corp.	13,659,176
200	Motorola Solutions, Inc.	54,448
12,100	MSC Industrial Direct Co., Inc. Class A	1,187,615
7,300	Murphy USA, Inc.	2,494,629
102,528	Nestle SA	11,626,864
1,500	Neurocrine Biosciences, Inc.*	168,750
3,450	NewMarket Corp.	1,569,888
66,751	Newmont Corp.	2,466,449
6,700	Northrop Grumman Corp.	2,949,273
57,700	OGE Energy Corp.	1,923,141
16,600	Old Republic International Corp.	447,204
45,114	Oracle Corp.	4,778,475
2,800	O'Reilly Automotive, Inc.*	2,544,808
15,750	PACCAR, Inc.	1,339,065
200	Penske Automotive Group, Inc.	33,412
31,548	PepsiCo, Inc.	5,345,493
122,634	Pfizer, Inc.	4,067,770
130,069	Philip Morris International, Inc.	12,041,788
4,300	PPL Corp.	101,308
40,580	Procter & Gamble Co.	5,918,999
2,100	PTC, Inc.*	297,528
43,100	Public Service Enterprise Group, Inc.	2,452,821
44,500	QIAGEN NV*	1,802,250
12,900	QUALCOMM, Inc.	1,432,674
3,750	Regeneron Pharmaceuticals, Inc.*	3,086,100
500	Reinsurance Group of America, Inc.	72,595
24,104	Republic Services, Inc.	3,435,061
30,557	Roche Holding AG	8,365,764
8,350	Roper Technologies, Inc.	4,043,738
22,900	Royal Gold, Inc.	2,434,957
14,091	S&P Global, Inc.	5,148,992
5,400	Salesforce, Inc.*	1,095,012
683	Sanofi	73,383
57,200	Schneider National, Inc. Class B	1,583,868
18,400	Science Applications International Corp.	1,941,936
110	Seaboard Corp.	412,830
1,100	ServiceNow, Inc.*	614,856
7,000	Snap-on, Inc.	1,785,420
10,300	SS&C Technologies Holdings, Inc.	541,162
9,272	Synopsys, Inc.*	4,255,570
5,100	Teradata Corp.*	229,602

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
14,000	Tetra Tech, Inc.	2,128,420
23,000	Texas Instruments, Inc.	3,657,230
7,800	Texas Roadhouse, Inc.	749,580
39,500	Textron, Inc.	3,086,530
12,689	Thermo Fisher Scientific, Inc.	6,422,791
29,800	T-Mobile U.S., Inc.*	4,173,490
19,500	Travelers Cos., Inc.	3,184,545
2,350	Ulta Beauty, Inc.*	938,708
7,500	United Parcel Service, Inc. Class B	1,169,025
7,300	United Therapeutics Corp.*	1,648,851
30,675	UnitedHealth Group, Inc.	15,466,028
42,921	VeriSign, Inc.*	8,692,790
127,012	Verizon Communications, Inc.	4,116,459
8,900	Vertex Pharmaceuticals, Inc.*	3,094,886
105,779	Visa, Inc. Class A	24,330,228
24,481	VMware, Inc. Class A *	4,075,597
13,000	W R Berkley Corp.	825,370
34,136	Walmart, Inc.	5,459,370
24,585	Waste Management, Inc.	3,747,737
1,000	White Mountains Insurance Group Ltd.	1,495,690
600	Workday, Inc. Class A *	128,910
43,159	Xcel Energy, Inc.	2,469,558
18,700	Zoetis, Inc.	3,253,426
		694,097,626
	TOTAL COMMON STOCKS (COST $909,242,704)	979,101,236

	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
3,219	Fuchs Petrolub SE, 2.91%	125,487
24,767	Henkel AG & Co. KGaA, 2.75%	1,768,940
		1,894,427
	TOTAL PREFERRED STOCKS (COST $1,924,138)	1,894,427

	WARRANT — 0.0%
	Canada — 0.0%
100	Constellation Software, Inc. Expires 03/31/40*(d)(e) 144A	—
	TOTAL WARRANT (COST $—)	—

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2023 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.8%
	Mutual Fund - Securities Lending Collateral — 1.8%
17,852,984	State Street Navigator Securities Lending Government Money Market Portfolio, 5.35%(f)(g)	17,852,984
	TOTAL SHORT-TERM INVESTMENT (COST $17,852,984)	17,852,984
	TOTAL INVESTMENTS — 99.3% (Cost $929,019,826)	998,848,647
	Other Assets and Liabilities (net) — 0.7%	7,133,377
	NET ASSETS — 100.0%	$1,005,982,024

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $0 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at September 30, 2023 was $0.

(f)	The rate disclosed is the 7-day net yield as of September 30, 2023.
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $0 which represents 0.0% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
2	Canadian Dollar	Dec 2023	$147,670	$(685)
11	MSCI EAFE Index	Dec 2023	1,122,825	(24,211)
10	S&P 500 E-mini Index	Dec 2023	2,162,750	(37,377)
1	S&P/TSX 60 Index	Dec 2023	174,009	(3,538)
				$(65,811)

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	34.5
Technology	16.5
Industrial	12.2
Financial	11.7
Communications	11.2
Consumer, Cyclical	5.0
Utilities	2.4
Energy	2.3
Basic Materials	1.7
Short-Term Investment	1.8
Other Assets and Liabilities (net)	0.7
100.0%

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities
September 30, 2023 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)(b)	595,624,596	1,439,526,779	3,342,208,431	1,641,345,217
Foreign currency, at value(c)	—	—	6,701,066	154,836
Cash and cash equivalents	14,058,461	55,471,491	62,754,109	17,378,550
Receivable for investments sold	4,945,832	18,114,799	30,755,701	937,594
Receivable for TBA sold	—	—	—	17,071,279
Receivable for Fund shares sold	804,440	2,965,348	8,060,415	471,343
Dividend and interest receivable	749,951	937,520	12,532,180	12,476,325
Cash collateral held at broker on open futures contracts	745,000	2,326,000	1,761,000	255,000
Unrealized appreciation on open forward foreign currency contracts	—	—	—	289,577
Receivable for variation margin on open futures contracts	—	—	—	12,518
Receivable for variation margin on open centrally cleared swap contracts	—	—	—	8,205
Foreign tax reclaims receivable	23,124	—	11,099,925	3,245
Securities lending income receivable	1,256	8,192	28,110	16,656
Prepaid expenses	12,378	27,149	60,613	27,592
Receivable from affiliate for advisory fee waived	556,636	1,894,168	3,392,810	958,933
Total assets	617,521,674	1,521,271,446	3,479,354,360	1,691,406,870
Liabilities
Payable for investments purchased	236,838	1,593,005	11,094,156	12,553,279
Payable for TBA and when-issued securities purchased	—	—	—	24,417,332
Obligation to return securities lending collateral	1,700,466	9,112,601	68,365,701	22,182,968
Payable for Fund shares repurchased	150,499	14,294,180	3,154,034	864,124
Unrealized depreciation on open forward foreign currency contracts	—	—	—	9,730
Payable for foreign capital gains tax	—	—	306,233	—
TBA Sale Commitments, at value(d)	—	—	—	2,381,597
Payable to affiliates for:
Accrued advisory fees	1,056,599	3,544,748	6,349,700	1,338,608
Trustees fees	18,842	33,180	65,517	25,674
Administrative service fees - Class I	2,186*	1,930*	60,435	20,600
Payable for variation margin on open futures contracts	10,845	149,986	123,186	—
Interest payable on TBA securities	—	—	—	2,292
Accrued expenses	157,839	212,796	551,585	246,003
Total liabilities	3,334,114	28,942,426	90,070,547	64,042,207
Net assets	$614,187,560	$1,492,329,020	$3,389,283,813	$1,627,364,663

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2023 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Net assets consist of:
Paid-in capital	$448,777,228	1,353,164,630	$3,273,500,717	$1,892,118,115
Distributable earnings (Accumulated loss)	165,410,332	139,164,390	115,783,096	(264,753,452)
Net assets	$614,187,560	$1,492,329,020	$3,389,283,813	$1,627,364,663
Net assets attributable to:
Class Y-3	$607,759,588	$1,485,994,968	$3,225,682,026	$1,573,088,328
Class I	$6,427,972*	$6,334,052*	$163,601,787	$54,276,335
Shares outstanding:
Class Y-3	60,045,479	146,016,833	328,528,794	181,502,415
Class I	635,779*	622,695*	16,715,985	6,272,500
Net asset value per unit:
Class Y-3	$10.12	$10.18	$9.82	$8.67
Class I	$10.11*	$10.17*	$9.79	$8.65
(a) Investments, at cost	$550,258,204	$1,349,250,961	$3,275,687,417	$1,834,029,189
(b) Securities loaned, at value	$1,834,314	$40,668,926	$124,702,190	$31,609,042
(c) Foreign currency, at cost	$—	$—	$6,717,770	$156,368
(d) Proceeds for TBA Sale Commitments	$—	$—	$—	$2,451,211

*	The Class commenced operations on June 27, 2023.

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2023 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)(b)	1,327,806,615	1,381,202,130	998,848,647
Foreign currency, at value(c)	11,165,370	2,585,438	297,590
Cash and cash equivalents	26,950,310	64,658,178	13,222,651
Receivable for investments sold	9,603,596	4,103,505	5,143,839
Receivable for Fund shares sold	10,403,932	6,531,724	4,252,594
Dividend and interest receivable	20,343,094	2,106,267	1,508,288
Cash collateral held at broker on open centrally cleared swap contracts	10,538,167	—	—
Cash collateral held at broker on open futures contracts	7,532,304	1,161,000	389,000
Cash collateral held at broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	2,430,491	—	—
Unrealized appreciation on open forward foreign currency contracts	3,778,714	—	—
Receivable for variation margin on open futures contracts	1,892,527	3,440	9,579
OTC — Swap contracts, at value (up-front net premiums paid of $1,117,275, $— and $—, respectively)	1,472,547	—	—
Receivable for variation margin on open centrally cleared swap contracts	217,739	—	—
Foreign tax reclaims receivable	189,101	47,201	1,115,687
Securities lending income receivable	29,926	29,345	4,746
Prepaid expenses	22,727	25,558	17,232
Receivable from affiliate for advisory fee waived	1,512,713	1,606,656	1,380,156
Unrealized gain on unfunded loan commitments	4,575	—	—
Total assets	1,435,894,448	1,464,060,442	1,026,190,009
Liabilities
Payable for investments purchased	13,578,630	8,121,908	8,899
Payable for TBA and when-issued securities purchased	4,995,706	—	—
Obligation to return securities lending collateral	33,952,415	6,660,563	17,852,984
Payable for Fund shares repurchased	572,239	1,182,970	56,993
Payable for closed centrally cleared swap contracts	1,168,345	—	—
Unrealized depreciation on open forward foreign currency contracts	4,500,181	—	—
OTC — Swap contracts, at value (up-front net premiums received of $19,195, $— and $—, respectively)	392,707	—	—
Payable for variation margin on open centrally cleared swap	3,887	—	—
Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	1,180,000	—	—
Payable for foreign capital gains tax	69,153	3,011,848	—
Written options, at value(d)	299,620	—	—
Payable to affiliates for:
Accrued advisory fees	2,759,312	2,999,500	2,054,475
Trustees fees	23,339	27,796	19,647
Administrative service fees - Class I	1,910*	239*	1,311*
Accrued expenses	276,115	403,106	213,676
Total liabilities	63,773,559	22,407,930	20,207,985
Net assets	$1,372,120,889	$1,441,652,512	$1,005,982,024

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2023 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Net assets consist of:
Paid-in capital	$1,519,644,561	$1,838,251,021	$874,096,728
Distributable earnings (Accumulated loss)	(147,523,672)	(396,598,509)	131,885,296
Net assets	$1,372,120,889	$1,441,652,512	$1,005,982,024
Net assets attributable to:
Class Y-3	$1,366,470,896	$1,440,689,262	$1,000,463,399
Class I	$5,649,993*	$963,250*	$5,518,625*
Shares outstanding:
Class Y-3	164,083,652	199,085,902	78,716,695
Class I	679,122*	133,130*	434,404*
Net asset value per unit:
Class Y-3	$8.33	$7.24	$12.71
Class I	$8.32*	$7.24*	$12.70*
(a) Investments, at cost	$1,397,889,838	$1,537,422,445	$929,019,826
(b) Securities loaned, at value	$40,421,401	$16,353,282	$22,599,984
(c) Foreign currency, at cost	$11,518,759	$2,584,568	$299,925
(d) Premiums on written options	$250,039	$—	$—

*	The Class commenced operations on June 27, 2023.

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations
Six Months Ended September 30, 2023 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Dividends	$7,249,204	$11,260,068	$83,986,058	$—
Interest	509,162	1,230,685	2,730,144	33,580,651
Withholding taxes	(26,716)	(5,429)	(8,656,023)	—
Securities lending income	6,561	26,492	438,052	74,491
Other income	—	92,528	1,872	2,494
Total investment income	7,738,211	12,604,344	78,500,103	33,657,636
Expenses:
Advisory fees	2,319,691	7,159,889	12,840,432	2,593,130
Custodian and fund accounting fees	105,068	162,850	457,767	188,376
Audit and tax fees	26,117	26,235	27,439	41,060
Transfer agent fees	16,385	16,871	30,371	25,987
Legal fees	54,808	86,223	187,987	79,930
Trustees fees	48,082	75,590	168,339	69,149
Registration fees	22,056	22,963	33,138	35,529
Administration service fees:
Class I	2,186*	1,930*	115,092	38,480
Shareholder service fees:
Class I	1,457*	1,287*	76,728	25,653
Miscellaneous	39,363	51,299	126,401	39,808
Total expenses	2,635,213	7,605,137	14,063,694	3,137,102
Advisory fee waiver	(1,220,563)	(3,810,655)	(6,883,470)	(1,863,619)
Net expenses	1,414,650	3,794,482	7,180,224	1,273,483
Net investment income	6,323,561	8,809,862	71,319,879	32,384,153
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	89,155,953	48,041,158	(6,129,329)	(24,111,278)
Purchased option contracts	—	—	—	(425)
Swap contracts	—	—	—	(7,087)
Closed futures contracts	1,697,590	4,183,647	7,116,426	(205,141)
Forward foreign currency contracts	—	—	—	6,334
Foreign currency related transactions	394	64	(1,707,309)	(3,197)
Net realized gain (loss)	90,853,937	52,224,869	(720,212)	(24,320,794)
Change in net unrealized appreciation (depreciation) on:
Investments	(41,357,084)	(47,153,590)	(39,158,308)	(74,085,354)
TBA sale commitments	—	—	—	86,275
Swap contracts	—	—	—	(361,468)
Open futures contracts	(968,150)	(1,534,247)	(5,606,421)	1,795,197
Forward foreign currency contracts	—	—	—	500,864
Foreign currency related transactions	(353)	(19)	(195,705)	(14,933)
Change in net unrealized appreciation (depreciation)	(42,325,587)	(48,687,856)	(44,960,434)	(72,079,419)
Net realized and unrealized gain (loss)	48,528,350	3,537,013	(45,680,646)	(96,400,213)
Net increase (decrease) in net assets resulting from operations	$54,851,911	$12,346,875	$25,639,233	$(64,016,060)

*	The Class commenced operations on June 27, 2023.
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Six Months Ended September 30, 2023 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Dividends	$553,499	$30,127,338	$11,942,561
Interest	51,538,577	1,225,679	578,057
Withholding taxes	(201,418)	(3,427,822)	(613,845)
Securities lending income	184,868	132,321	32,241
Other income	770	—	—
Total investment income	52,076,296	28,057,516	11,939,014
Expenses:
Advisory fees	5,413,530	6,059,119	4,153,470
Custodian and fund accounting fees	302,653	393,788	137,281
Audit and tax fees	43,356	34,702	27,886
Transfer agent fees	20,417	22,327	20,075
Legal fees	69,625	81,469	59,341
Trustees fees	61,102	72,815	52,224
Registration fees	24,076	24,417	22,837
Administration service fees:
Class I	1,910*	239*	1,311*
Shareholder service fees:
Class I	1,273*	159*	874*
Tax expense	216	—	—
Miscellaneous	33,219	57,252	44,105
Total expenses	5,971,377	6,746,287	4,519,404
Advisory fee waiver	(2,983,301)	(3,067,078)	(2,730,673)
Net expenses	2,988,076	3,679,209	1,788,731
Net investment income	49,088,220	24,378,307	10,150,283
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(14,411,183)	(42,083,806)	23,478,547
Purchased option contracts	(1,291,998)	—	—
Swap contracts	(1,751,831)	—	—
Closed futures contracts	(14,237,046)	1,275,463	1,851,607
Written option contracts	368,787	—	—
Forward foreign currency contracts	(6,900,371)	—	—
Foreign currency related transactions	555,390	(796,152)	(41,489)
Net realized gain (loss)	(37,668,252)	(41,604,495)	25,288,665
Change in net unrealized appreciation (depreciation) on:
Investments	(3,741,166)	(42,049,379)	(16,670,406)
Purchased option contracts	505,297	—	—
Unfunded loan commitments	7,534	—	—
Swap contracts	(49,824)	—	—
Open futures contracts	(11,275,605)	(1,896,681)	(1,024,220)
Written option contracts	(184,434)	—	—
Forward foreign currency contracts	125,754	—	—

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Six Months Ended September 30, 2023 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Foreign currency related transactions	(228,921)	(2,384,869)	(53,523)
Change in net unrealized appreciation (depreciation)	(14,841,365)	(46,330,929)	(17,748,149)
Net realized and unrealized gain (loss)	(52,509,617)	(87,935,424)	7,540,516
Net increase (decrease) in net assets resulting from operations	$(3,421,397)	$(63,557,117)	$17,690,799

*	The Class commenced operations on June 27, 2023.
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund		Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (decrease) in Net Assets:
Operations:
Net investment income	$6,323,561	$16,306,387	$8,809,862	$17,301,286
Net realized gain	90,853,937	16,952,076	52,224,869	27,304,736
Change in net unrealized depreciation	(42,325,587)	(194,355,842)	(48,687,856)	(159,382,832)
Net increase (decrease) in net assets resulting from operations	54,851,911	(161,097,379)	12,346,875	(114,776,810)
Distributions to shareholders (See Note 2):
Class Y-3	—	(88,059,388)	—	(122,025,720)
Total distributions	—	(88,059,388)	—	(122,025,720)
Net share transactions (See Note 7):
Class Y-3	(548,965,534)	(122,032,208)	(185,418,529)	121,333,893
Class I	6,711,987*	—	6,570,001*	—
Increase (decrease) in net assets resulting from net shares transactions	(542,253,547)	(122,032,208)	(178,848,528)	121,333,893
Net decrease in net assets	(487,401,636)	(371,188,975)	(166,501,653)	(115,468,637)
Net assets:
Beginning of period	1,101,589,196	1,472,778,171	1,658,830,673	1,774,299,310
End of period	$614,187,560	$1,101,589,196	$1,492,329,020	$1,658,830,673

*	The Class commenced operations on June 27, 2023.

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (decrease) in Net Assets:
Operations:
Net investment income	$71,319,879	$118,542,940	$32,384,153	$43,453,844
Net realized loss	(720,212)	(84,774,587)	(24,320,794)	(75,553,762)
Change in net unrealized depreciation	(44,960,434)	(126,895,114)	(72,079,419)	(44,480,814)
Net increase (decrease) in net assets resulting from operations	25,639,233	(93,126,761)	(64,016,060)	(76,580,732)
Distributions to shareholders (See Note 2):
Class Y-3	—	(98,022,880)	—	(39,902,531)
Class I	—	(3,469,767)	—	(1,570,728)
Total distributions	—	(101,492,647)	—	(41,473,259)
Net share transactions (See Note 7):
Class Y-3	(350,427,883)	65,130,852	392,249,617	(17,821,193)
Class I	22,041,250	128,699,318	6,739,220	(38,390,375)
Increase (decrease) in net assets resulting from net shares transactions	(328,386,633)	193,830,170	398,988,837	(56,211,568)
Net increase (decrease) in net assets	(302,747,400)	(789,238)	334,972,777	(174,265,559)
Net assets:
Beginning of period	3,692,031,213	3,692,820,451	1,292,391,886	1,466,657,445
End of period	$3,389,283,813	$3,692,031,213	$1,627,364,663	$1,292,391,886
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (decrease) in Net Assets:
Operations:
Net investment income	$49,088,220	$67,962,438	$24,378,307	$44,895,803
Net realized loss	(37,668,252)	(97,120,601)	(41,604,495)	(174,765,659)
Change in net unrealized appreciation (depreciation)	(14,841,365)	3,468,297	(46,330,929)	(37,502,514)
Net decrease in net assets resulting from operations	(3,421,397)	(25,689,866)	(63,557,117)	(167,372,370)
Distributions to shareholders (See Note 2):
Class Y-3	—	(42,956,028)	—	(36,473,175)
Total distributions	—	(42,956,028)	—	(36,473,175)
Net share transactions (See Note 7):
Class Y-3	36,984,767	295,089,569	(77,549,906)	149,003,245
Class I	5,778,599*	—	1,007,584*	—
Increase (decrease) in net assets resulting from net shares transactions	42,763,366	295,089,569	(76,542,322)	149,003,245
Net increase (decrease) in net assets	39,341,969	226,443,675	(140,099,439)	(54,842,300)
Net assets:
Beginning of period	1,332,778,920	1,106,335,245	1,581,751,951	1,636,594,251
End of period	$1,372,120,889	$1,332,778,920	$1,441,652,512	$1,581,751,951

*	The Class commenced operations on June 27, 2023.

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (decrease) in Net Assets:
Operations:
Net investment income	$10,150,283	$19,162,636
Net realized gain	25,288,665	9,039,428
Change in net unrealized depreciation	(17,748,149)	(106,626,047)
Net increase (decrease) in net assets resulting from operations	17,690,799	(78,423,983)
Distributions to shareholders (See Note 2):
Class Y-3	—	(78,536,821)
Total distributions	—	(78,536,821)
Net share transactions (See Note 7):
Class Y-3	(154,572,437)	(104,197,421)
Class I	5,678,609*	—
Decrease in net assets resulting from net shares transactions	(148,893,828)	(104,197,421)
Net decrease in net assets	(131,203,029)	(261,158,225)
Net assets:
Beginning of period	1,137,185,053	1,398,343,278
End of period	$1,005,982,024	$1,137,185,053

*	The Class commenced operations on June 27, 2023.
See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Financial Highlights

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$9.71	$11.78	$11.97	$7.35	$8.58	$10.85
Net investment income†	0.07	0.13	0.12	0.12	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.34	(1.46)	0.98	4.63	(1.00)	0.18
Total from investment operations	0.41	(1.33)	1.10	4.75	(0.86)	0.30
Less dividends and distributions:
From net investment income	—	—	(0.10)	(0.13)	(0.05)	(0.14)
From net realized capital gains on investments	—	(0.74)	(1.19)	—	(0.32)	(2.43)
Total dividends and distributions	—	(0.74)	(1.29)	(0.13)	(0.37)	(2.57)
Net asset value, end of period	$10.12	$9.71	$11.78	$11.97	$7.35	$8.58
Total investment return	4.22%*(a)	(10.94)%(a)	8.62%(a)	64.71%(a)	(10.95)%(a)	4.81%
Ratios/Supplemental Data:
Net investment income to average net assets	1.43%**	1.33%	0.96%	1.22%	1.53%	1.21%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.60%**	0.57%	0.56%	0.57%	0.62%	0.63%
Net expenses to average daily net assets	0.32%**(b)	0.31%(b)	0.30%(b)	0.30%(b)	0.33%(b)	0.63%
Portfolio turnover rate	12%*	29%	30%	43%	76%(c)	74%
Net assets at end of period (in 000’s)	$607,760	$1,101,589	$1,472,778	$1,504,794	$882,215	$389,415

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Portfolio turnover calculation does not include $769,614,365 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund
Financial Highlights (Continued)

Period Ended September 30, 2023 (Unaudited)
For a Class I Share Outstanding Throughout The Period:
Net asset value, beginning of period	$10.30 (a)
Net investment income†	0.03
Net realized and unrealized gain (loss) on investments	(0.22)
Total from investment operations	(0.19)
Net asset value, end of period	$10.11
Total investment return	(1.84)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	1.27%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.86%**
Net expenses to average daily net assets	0.59%**(c)
Portfolio turnover rate	12%*
Net assets at end of period (in 000’s)	$6,428

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$10.16	$11.80	$13.83	$7.71	$10.13	$12.29
Net investment income†	0.05	0.11	0.09	0.07	0.10	0.05
Net realized and unrealized gain (loss) on investments	(0.03)	(0.93)	0.49	6.38	(2.20)	(0.23)
Total from investment operations	0.02	(0.82)	0.58	6.45	(2.10)	(0.18)
Less dividends and distributions:
From net investment income	—	(0.10)	(0.09)	(0.07)	(0.06)	(0.05)
From net realized capital gains on investments	—	(0.72)	(2.52)	(0.26)	(0.26)	(1.93)
Total dividends and distributions	—	(0.82)	(2.61)	(0.33)	(0.32)	(1.98)
Net asset value, end of period	$10.18	$10.16	$11.80	$13.83	$7.71	$10.13
Total investment return	0.20%*(a)	(6.69)%(a)	3.45%(a)	84.20%(a)	(21.65)%(a)	0.19%
Ratios/Supplemental Data:
Net investment income to average net assets	1.07%**	1.05%	0.66%	0.68%	0.95%	0.47%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.92%**	0.92%	0.92%	0.93%	0.97%	0.98%
Net expenses to average daily net assets	0.46%**(b)	0.45%(b)	0.46%(b)	0.46%(b)	0.49%(b)	0.98%
Portfolio turnover rate	24%*	42%	36%	59%	73%(c)	47%
Net assets at end of period (in 000’s)	$1,485,995	$1,658,831	$1,774,299	$1,867,168	$1,048,545	$794,403

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Portfolio turnover calculation does not include $550,516,305 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights (Continued)

Period Ended September 30, 2023 (Unaudited)
For a Class I Share Outstanding Throughout The Period:
Net asset value, beginning of period	$10.32 (a)
Net investment income†	0.02
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	(0.15)
Net asset value, end of period	$10.17
Total investment return	(1.45)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	0.83%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.18%**
Net expenses to average daily net assets	0.71%**(c)
Portfolio turnover rate	24%*
Net assets at end of period (in 000’s)	$6,334

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$9.78	$10.31	$12.36	$8.46	$9.87	$11.51
Net investment income†	0.19	0.32	0.30	0.19	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.15)	(0.57)	(0.30)	4.14	(1.44)	(0.76)
Total from investment operations	0.04	(0.25)	—	4.33	(1.19)	(0.54)
Less dividends and distributions:
From net investment income	—	(0.05)	(0.35)	(0.18)	(0.22)	(0.20)
From net realized capital gains on investments	—	(0.23)	(1.70)	(0.25)	—	(0.90)
Total dividends and distributions	—	(0.28)	(2.05)	(0.43)	(0.22)	(1.10)
Net asset value, end of period	$9.82	$9.78	$10.31	$12.36	$8.46	$9.87
Total investment return	0.41%*(a)	(2.17)%(a)	(1.07)%(a)	51.42%(a)	(12.55)%(a)	(4.00)%
Ratios/Supplemental Data:
Net investment income to average net assets	3.89%**	3.51%	2.42%	1.78%	2.45%	2.03%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.75%**	0.76%	0.76%	0.76%	0.79%	0.79%
Net expenses to average daily net assets	0.38%**(b)	0.38%(b)	0.39%(b)	0.39%(b)	0.42%(b)	0.79%
Portfolio turnover rate	20%*	48%	57%	81%	74%(c)	81%
Net assets at end of period (in 000’s)	$3,225,682	$3,550,299	$3,689,849	$3,828,810	$2,673,838	$2,155,585

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Portfolio turnover calculation does not include $395,102,338 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$9.76	$10.31	$12.99 (a)
Net investment income†	0.18	0.23	0.17
Net realized and unrealized gain (loss) on investments	(0.15)	(0.51)	(0.82)
Total from investment operations	0.03	(0.28)	(0.65)
Less dividends and distributions:
From net investment income	—	(0.04)	(0.33)
From net realized capital gains on investments	—	(0.23)	(1.70)
Total dividends and distributions	—	(0.27)	(2.03)
Net asset value, end of period	$9.79	$9.76	$10.31
Total investment return	0.31%*(b)	(2.47)%(b)	(5.97)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	3.60%**	2.54%	2.00%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.01%**	1.02%	1.01%**
Net expenses to average daily net assets	0.63%**(c)	0.63%(c)	0.63%**(c)
Portfolio turnover rate	20%*	48%	57%
Net assets at end of period (in 000’s)	$163,602	$141,733	$2,971

(a)	The Class commenced operations on July 22, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$9.00	$9.80	$10.46	$10.48	$10.00	$9.90
Net investment income†	0.18	0.28	0.22	0.25	0.27	0.31
Net realized and unrealized gain (loss) on investments	(0.51)	(0.79)	(0.62)	0.20	0.51	0.11
Total from investment operations	(0.33)	(0.51)	(0.40)	0.45	0.78	0.42
Less dividends and distributions:
From net investment income	—	(0.29)	(0.22)	(0.25)	(0.30)	(0.32)
From net realized capital gains on investments	—	—	(0.04)	(0.22)	—	—
Total dividends and distributions	—	(0.29)	(0.26)	(0.47)	(0.30)	(0.32)
Net asset value, end of period	$8.67	$9.00	$9.80	$10.46	$10.48	$10.00
Total investment return	(3.67)%*(a)	(5.20)%(a)	(4.01)%(a)	4.23%(a)	7.81%(a)	4.37%
Ratios/Supplemental Data:
Net investment income to average net assets	4.01%**	3.08%	2.09%	2.33%	2.64%	3.17%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.38%**	0.39%	0.39%	0.40%	0.45%	0.43%
Net expenses to average daily net assets	0.15%**(b)	0.15%(b)	0.16%(b)	0.15%(b)	0.19%(b)	0.43%
Portfolio turnover rate	73%*(c)(d)	203%(c)	131%(c)	127%(c)	158%(c)	80%(c)
Net assets at end of period (in 000’s)	$1,573,088	$1,242,702	$1,371,901	$1,255,952	$950,017	$548,600

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 51%, 125%, 96%, 100%, 139%
and 74% for the period ended September 30, 2023 and years ended March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020
and March 31, 2019, respectively.

(d)	Portfolio turnover calculation does not include $190,709,897 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$9.00	$9.79	$10.43 (a)
Net investment income†	0.17	0.25	0.03
Net realized and unrealized gain (loss) on investments	(0.52)	(0.78)	(0.67)
Total from investment operations	(0.35)	(0.53)	(0.64)
Less dividends and distributions:
From net investment income	—	(0.26)	—
Total dividends and distributions	—	(0.26)	—
Net asset value, end of period	$8.65	$9.00	$9.79
Total investment return	(3.89)%*(b)	(5.42)%(b)	(6.14)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	3.74%**	2.77%	0.98%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.63%**	0.64%	0.66%**
Net expenses to average daily net assets	0.40%**(c)	0.40%(c)	0.42%**(c)
Portfolio turnover rate	73%*(d)(e)	203%(d)	131%(d)
Net assets at end of period (in 000’s)	$54,276	$49,690	$94,756

(a)	The Class commenced operations on December 27, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 51%, 125% and 96% for the period ended September 30, 2023, year ended March 31, 2023 and period ended March 31, 2022, respectively.

(e)	Portfolio turnover calculation does not include $190,709,897 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$8.35	$8.93	$9.58	$8.45	$9.08	$9.80
Net investment income†	0.30	0.50	0.42	0.46	0.44	0.43
Net realized and unrealized gain (loss) on investments	(0.32)	(0.78)	(0.74)	1.00	(0.85)	(0.94)
Total from investment operations	(0.02)	(0.28)	(0.32)	1.46	(0.41)	(0.51)
Less dividends and distributions:
From net investment income	—	(0.30)	(0.30)	(0.33)	(0.22)	(0.21)
From net realized capital gains on investments	—	—	(0.03)	—	—	—
Total dividends and distributions	—	(0.30)	(0.33)	(0.33)	(0.22)	(0.21)
Net asset value, end of period	$8.33	$8.35	$8.93	$9.58	$8.45	$9.08
Total investment return	(0.24)%*(a)	(2.96)%(a)	(3.44)%(a)	17.12%(a)	(4.72)%(a)	(5.15)%
Ratios/Supplemental Data:
Net investment income to average net assets	7.04%**	6.05%	4.35%	4.83%	4.74%	4.74%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.86%**	0.88%	0.90%	0.87%	0.92%	0.92%(b)
Net expenses to average daily net assets	0.43%**(c)	0.44%(c)	0.45%(c)	0.45%(c)	0.43%(c)	0.92%(b)
Portfolio turnover rate	33%*	66%	77%	117%(d)	148%(e)	243%(e)
Net assets at end of period (in 000’s)	$1,366,471	$1,332,779	$1,106,335	$854,159	$966,298	$812,580

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Portfolio turnover calculation does not include $400,305,493 of securities transferred out of the Fund as part of in-kind redemptions.
(e)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have remained the same for the year ended
March 31, 2020 and 218% for the year ended March 31, 2019, respectively.

†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

Period Ended September 30, 2023 (Unaudited)
For a Class I Share Outstanding Throughout The Period:
Net asset value, beginning of period	$8.49 (a)
Net investment income†	0.15
Net realized and unrealized gain (loss) on investments	(0.32)
Total from investment operations	(0.17)
Net asset value, end of period	$8.32
Total investment return	(2.00)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	7.06%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.11%**
Net expenses to average daily net assets	0.68%**(c)
Portfolio turnover rate	33%*
Net assets at end of period (in 000’s)	$5,650

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$7.56	$8.57	$11.47	$7.19	$9.05	$11.75
Net investment income†	0.12	0.23	0.19	0.14	0.19	0.17
Net realized and unrealized gain (loss) on investments	(0.44)	(1.06)	(1.82)	4.29	(1.93)	(1.48)
Total from investment operations	(0.32)	(0.83)	(1.63)	4.43	(1.74)	(1.31)
Less dividends and distributions:
From net investment income	—	(0.18)	(0.32)	(0.15)	(0.12)	(0.01)
From net realized capital gains on investments	—	—	(0.95)	—	—	(1.38)
Total dividends and distributions	—	(0.18)	(1.27)	(0.15)	(0.12)	(1.39)
Net asset value, end of period	$7.24	$7.56	$8.57	$11.47	$7.19	$9.05
Total investment return	(4.23)%*(a)	(9.51)%(a)	(15.35)%(a)	61.78%(a)	(19.55)%(a)	(10.20)%
Ratios/Supplemental Data:
Net investment income to average net assets	3.10%**	3.04%	1.75%	1.47%	2.05%	1.66%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.86%**	0.87%	0.87%	0.87%	0.91%	0.92%(b)
Net expenses to average daily net assets	0.47%**(c)	0.49%(c)	0.47%(c)	0.48%(c)	0.53%(c)	0.92%(b)
Portfolio turnover rate	27%*	95%	51%	106%	81%(d)	57%
Net assets at end of period (in 000’s)	$1,440,689	$1,581,752	$1,636,594	$1,518,654	$943,024	$1,018,647

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Portfolio turnover calculation does not include $10,686,440 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

Period Ended September 30, 2023 (Unaudited)
For a Class I Share Outstanding Throughout The Period:
Net asset value, beginning of period	$7.59 (a)
Net investment income†	0.04
Net realized and unrealized gain (loss) on investments	(0.39)
Total from investment operations	(0.35)
Net asset value, end of period	$7.24
Total investment return	(4.61)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	2.01%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.11%**
Net expenses to average daily net assets	0.72%**(c)
Portfolio turnover rate	27%*
Net assets at end of period (in 000’s)	$963

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$12.56	$14.18	$14.55	$11.23	$13.13	$12.28
Net investment income†	0.12	0.21	0.18	0.19	0.24	0.18
Net realized and unrealized gain (loss) on investments	0.03	(0.90)	1.32	3.75	(1.14)	0.67
Total from investment operations	0.15	(0.69)	1.50	3.94	(0.90)	0.85
Less dividends and distributions:
From net investment income	—	(0.18)	(0.21)	(0.21)	(0.17)	—
From net realized capital gains on investments	—	(0.75)	(1.66)	(0.41)	(0.83)	—
Total dividends and distributions	—	(0.93)	(1.87)	(0.62)	(1.00)	—
Net asset value, end of period	$12.71	$12.56	$14.18	$14.55	$11.23	$13.13
Total investment return	1.19%*(a)	(4.53)%(a)	9.95%(a)	35.29%(a)	(8.16)%(a)	6.92%
Ratios/Supplemental Data:
Net investment income to average net assets	1.80%**	1.62%	1.18%	1.42%	1.75%	1.40%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.80%**	0.80%	0.80%	0.80%	0.82%	0.83%
Net expenses to average daily net assets	0.32%**(b)	0.31%(b)	0.31%(b)	0.30%(b)	0.31%(b)	0.83%
Portfolio turnover rate	14%*	29%	59%	54%	38%	80%
Net assets at end of period (in 000’s)	$1,000,463	$1,137,185	$1,398,343	$1,199,457	$1,038,720	$955,878

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund
Financial Highlights (Continued)

Period Ended September 30, 2023 (Unaudited)
For a Class I Share Outstanding Throughout The Period:
Net asset value, beginning of period	$12.87 (a)
Net investment income†	0.05
Net realized and unrealized gain (loss) on investments	(0.22)
Total from investment operations	(0.17)
Net asset value, end of period	$12.70
Total investment return	(1.32)%*(b)
Ratios/Supplemental Data:
Net investment income to average net assets	1.42%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.06%**
Net expenses to average daily net assets	0.57%**(c)
Portfolio turnover rate	14%*
Net assets at end of period (in 000’s)	$5,519

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Funds
Notes to Financial Statements
September 30, 2023

1.
Organization
Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for the Small/Mid Cap Fund is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for the Core Fixed Fund is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Large Cap, Non-US Core Equity, Opportunistic Fixed, Emerging Markets and Global Low Volatility is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2023, Class Y-3 and Class I shares were outstanding in each of the Funds.
2.
Significant accounting policies
The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available mean price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last mean price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended September 30, 2023, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 — quoted prices unadjusted in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” or "TBA" commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2023.  The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2023.
At September 30, 2023, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, as well as the “Mutual Fund - Securities Lending Collateral” and the “Futures Contracts” sections whose values were determined using Level 1 inputs.
The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2023 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$119,593,865	$—	$—	$119,593,865
Austria	14,136,745	—	—	14,136,745
Belgium	6,714,804	—	—	6,714,804
Brazil	41,263,116	—	—	41,263,116
Canada	65,086,745	—	—	65,086,745
China	33,125,168	—	—	33,125,168
Denmark	86,603,786	—	—	86,603,786
Finland	31,553,513	—	—	31,553,513
France	311,287,503	—	—	311,287,503
Georgia	2,042,982	—	—	2,042,982
Germany	282,863,731	—	—	282,863,731

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Greece	$1,179,593	$—	$—	$1,179,593
Hong Kong	19,536,789	—	—	19,536,789
Hungary	4,725,840	—	—	4,725,840
India	14,345,255	—	—	14,345,255
Indonesia	1,531,540	—	—	1,531,540
Ireland	45,348,958	—	—	45,348,958
Israel	15,591,575	—	—	15,591,575
Italy	116,165,004	—	—	116,165,004
Japan	752,268,202	—	—	752,268,202
Malaysia	2,452,579	—	—	2,452,579
Malta	135,567	—	—	135,567
Netherlands	153,296,950	—	—	153,296,950
Norway	27,890,754	—	—	27,890,754
Portugal	7,429,366	—	—	7,429,366
Russia	—	—	198,698	198,698
Singapore	9,936,831	—	—	9,936,831
South Africa	10,082,201	—	—	10,082,201
South Korea	37,184,966	—	—	37,184,966
Spain	83,094,043	—	—	83,094,043
Sweden	49,109,698	—	—	49,109,698
Switzerland	188,830,595	—	—	188,830,595
Taiwan	42,014,334	—	—	42,014,334
Thailand	—	615,592	—	615,592
Turkey	8,541,422	—	—	8,541,422
United Kingdom	321,553,353	—	—	321,553,353
United States	327,831,736	—	—	327,831,736
Total Common Stocks	3,234,349,109	615,592	198,698	3,235,163,399
Investment Companies	11,282,443	—	—	11,282,443
Preferred Stocks	27,335,770	—	—	27,335,770
Warrant	61,118	—	—	61,118

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$68,365,701	$—	$—	$68,365,701
Total	$3,341,394,141	$615,592	$198,698	$3,342,208,431
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(861,732)	$—	$—	$(861,732)
Total	$(861,732)	$—	$—	$(861,732)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$171,699,227	$—	$171,699,227
Corporate Debt	—	521,786,355	324	521,786,679
Mortgage Backed Securities - Private Issuers	—	140,022,677	—	140,022,677
Mortgage Backed Securities - U.S. Government Agency Obligations	—	462,650,699	—	462,650,699
Municipal Obligations	—	13,909,368	—	13,909,368
Sovereign Debt Obligations	—	4,676,767	—	4,676,767
U.S. Government and Agency Obligations	—	300,995,016	—	300,995,016
Total Debt Obligations	—	1,615,740,109	324	1,615,740,433
Common Stock	—	—	26,796	26,796

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$22,182,968	$—	$—	$22,182,968
U.S. Government and Agency Obligation	—	3,395,020	—	3,395,020
Total Short-Term Investments	22,182,968	3,395,020	—	25,577,988
Forward Foreign Currency Contracts†	—	289,577	—	289,577
Futures Contracts†
Sales	2,049,515	—	—	2,049,515
Swaps
Centrally Cleared Interest Rate Swap†	—	46,022	—	46,022
Total	$24,232,483	$1,619,470,728	$27,120	$1,643,730,331
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(2,381,597)	$—	$(2,381,597)
Forward Foreign Currency Contract†	—	(9,730)	—	(9,730)
Futures Contracts†
Buys	(985,087)	—	—	(985,087)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(76,377)	—	(76,377)
Total	$(985,087)	$(2,467,704)	$—	$(3,452,791)

†
Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$93,793,656	$—	$93,793,656
Bank Loans	—	169,985,752	—	169,985,752
Convertible Debt	—	11,217,157	—	11,217,157
Corporate Debt	—	480,226,159	—	480,226,159
Mortgage Backed Securities - Private Issuers	—	80,333,189	14	80,333,203
Mortgage Backed Securities - U.S. Government Agency Obligations	—	273,832	—	273,832
Sovereign Debt Obligations	—	439,731,769	—	439,731,769
U.S. Government and Agency Obligations	—	11,873,295	—	11,873,295
Total Debt Obligations	—	1,287,434,809	14	1,287,434,823
Common Stocks
Energy	73	—	—	73
Industrial	—	—	192,467	192,467
Total Common Stocks	73	—	192,467	192,540
Preferred Stock	—	3,489,616	—	3,489,616
Short-Term Investments
Mutual Fund - Securities Lending Collateral	33,952,415	—	—	33,952,415
Sovereign Debt Obligations	—	1,700,824	—	1,700,824
Total Short-Term Investments	33,952,415	1,700,824	—	35,653,239
Purchased Options
Purchased Currency Options	—	280,397	—	280,397
Purchased Futures Options	756,000	—	—	756,000
Total Purchased Options	756,000	280,397	—	1,036,397
Forward Foreign Currency Contracts†	—	3,778,714	—	3,778,714
Futures Contracts†
Buys	216,796	—	—	216,796
Sales	277,102	—	—	277,102
Total Futures Contracts	493,898	—	—	493,898

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Interest Rate Swaps	$—	$377,466	$—	$377,466
Centrally Cleared Interest Rate Swaps†	—	2,391,770	—	2,391,770
OTC Credit Default Swaps	—	1,095,081	—	1,095,081
Centrally Cleared Credit Default Swaps†	—	183,275	—	183,275
Total Swaps	—	4,047,592	—	4,047,592
Total	$35,202,386	$1,300,731,952	$192,481	$1,336,126,819
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(4,500,181)	$—	$(4,500,181)
Futures Contracts†
Buys	(6,548,650)	—	—	(6,548,650)
Written Options
Written Currency Option	—	(79,995)	—	(79,995)
Written Futures Options	(219,625)	—	—	(219,625)
Total Written Options	(219,625)	(79,995)	—	(299,620)
Swaps
OTC Interest Rate Swaps	—	(385,834)	—	(385,834)
Centrally Cleared Interest Rate Swaps†	—	(1,985,675)	—	(1,985,675)
OTC Credit Default Swap	—	(6,873)	—	(6,873)
Centrally Cleared Credit Default Swaps†	—	(149,841)	—	(149,841)
Total Swaps	—	(2,528,223)	—	(2,528,223)
Total	$(6,768,275)	$(7,108,399)	$—	$(13,876,674)

†
Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$116,240,816	$—	$—	$116,240,816
Canada	9,301,583	—	—	9,301,583
Chile	3,104,401	—	—	3,104,401
China	416,369,739	—	—	416,369,739
Greece	3,992,947	—	—	3,992,947
Hong Kong	31,828,931	—	—	31,828,931
Hungary	4,432,102	—	—	4,432,102
India	200,538,104	—	—	200,538,104
Indonesia	40,688,747	—	—	40,688,747
Italy	11,243,709	—	—	11,243,709
Japan	7,460,180	—	—	7,460,180
Macau	7,380,606	—	—	7,380,606
Malaysia	11,380,443	—	—	11,380,443
Mexico	70,253,333	6,237	11,249	70,270,819
Netherlands	11,423,577	—	—	11,423,577
Peru	866,869	—	—	866,869
Philippines	15,475,600	—	—	15,475,600
Poland	2,307,352	—	—	2,307,352
Portugal	6,320,917	—	—	6,320,917
Russia	—	1,163,851	425,233	1,589,084
Saudi Arabia	6,390,392	—	—	6,390,392
Singapore	3,662,358	—	—	3,662,358
South Africa	33,972,957	—	—	33,972,957
South Korea	117,974,133	—	—	117,974,133
Taiwan	160,873,347	—	0*	160,873,347
Thailand	20,704,572	24,567,949	—	45,272,521
Turkey	9,157,527	—	—	9,157,527
United Arab Emirates	6,096,132	—	—	6,096,132
United Kingdom	6,841,567	—	—	6,841,567
United States	4,824,968	—	—	4,824,968
Total Common Stocks	1,341,107,909	25,738,037	436,482	1,367,282,428
Preferred Stock	7,259,139	—	—	7,259,139

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$6,660,563	$—	$—	$6,660,563
Total	$1,355,027,611	$25,738,037	$436,482	$1,381,202,130
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(433,707)	$—	$—	$(433,707)
Total	$(433,707)	$—	$—	$(433,707)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2023.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Global Low Volatility
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$979,101,236	$—	$—	$979,101,236
Preferred Stocks	1,894,427	—	—	1,894,427
Warrant	—	—	0*	—

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$17,852,984	$—	$—	$17,852,984
Total	$998,848,647	$—	$—	$998,848,647
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(65,811)	$—	$—	$(65,811)
Total	$(65,811)	$—	$—	$(65,811)

*	Represents one or more Level 3 securities at $0 value as of September 30, 2023.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
(b) Investments in derivative instruments
(b) 1.
Foreign currency translation
The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund's Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.
(b) 2.
Forward foreign currency contracts
The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.
Forward foreign currency contracts are traded in the inter-bank market conducted directly between

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.
During the period ended September 30, 2023, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2023.
(b) 3.
Futures
A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.
A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.
When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin“ may be paid by the Fund to or drawn by the Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.
A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.
In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Funds. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Funds.
While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.
Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.
During the period ended September 30, 2023, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See each Fund's Schedule of Investments for a listing of open futures contracts as of September 30, 2023.
(b) 4.
Options
The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.
The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.
Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.
A Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.
During the period ended September 30, 2023, Core Fixed used options to manage interest rate and volatility exposure. During the period ended September 30, 2023, Opportunistic Fixed used options for tail risk hedging (i.e., hedging strategies designed to protect against large unexpected market movements) and to manage currency, interest rate, duration and volatility exposure. See the Opportunistic Fixed Schedule of Investments for the listing of options as of September 30, 2023.
(b) 5.
Swaps
Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.
The credit default swaps may have as reference obligations of one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.
In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.
The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to the Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.
Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.
If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Derivatives Risk Manager for the Funds, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.
Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven (7) days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Adviser may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid,

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in July 2010. Among other things, the Dodd-Frank Act sets forth a regulatory framework for certain OTC derivatives, such as swaps. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards.
Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant's swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Central clearing and exchange trading is required by the CFTC for many instruments traded in the swaps market. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules promulgated may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies. The requirements prescribed by the Dodd-Frank Act may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the ability of the Funds to buy or sell derivatives.
In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.
A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).
Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

are included as part of realized gain (loss) on the Statements of Operations.
The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund's investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.
During the period ended September 30, 2023, Core Fixed and Opportunistic Fixed used swaps to adjust interest rate and yield curve exposure or to manage interest fluctuation and credit exposure. See Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swaps as of September 30, 2023.
(b) 6.
Derivatives risk exposures
At September 30, 2023 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Large Cap
Liability Derivatives
Futures Contracts(1)	$—	$—	$—	$(258,765)	$(258,765)
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	1,697,590	1,697,590
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	(968,150)	(968,150)
Small/Mid Cap
Liability Derivatives
Futures Contracts(1)	—	—	—	(443,610)	(443,610)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Net Realized Gain (Loss)(2)
Futures Contracts	$—	$—	$—	$4,183,647	$4,183,647
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	(1,534,247)	(1,534,247)
Non-US Core Equity
Liability Derivatives
Futures Contracts(1)	—	—	—	(861,732)	(861,732)
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	7,116,426	7,116,426
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	(5,606,421)	(5,606,421)
Core Fixed
Asset Derivatives
Futures Contracts(1)	2,049,515	—	—	—	2,049,515
Forward Foreign Currency Contracts(4)	—	289,577	—	—	289,577
Centrally Cleared Swap Contracts(5)	46,022	—	—	—	46,022
Total Value	$2,095,537	$289,577	$—	$—	$2,385,114
Liability Derivatives
Futures Contracts(1)	(985,087)	—	—	—	(985,087)
Forward Foreign Currency Contracts(6)	—	(9,730)	—	—	(9,730)
Centrally Cleared Swap Contracts(5)	(76,377)	—	—	—	(76,377)
Total Value	$(1,061,464)	$(9,730)	$—	$—	$(1,071,194)
Net Realized Gain (Loss)(2)
Options Purchased	—	—	—	(425)	(425)
Swaps Contracts	4,345	—	(11,432)	—	(7,087)
Futures Contracts	(205,141)	—	—	—	(205,141)
Forward Foreign Currency Contracts	—	6,334	—	—	6,334
Total Realized Gain (Loss)	$(200,796)	$6,334	$(11,432)	$(425)	$(206,319)
Change in Appreciation (Depreciation)(3)
Swaps Contracts	(361,468)	—	—	—	(361,468)
Futures Contracts	1,795,197	—	—	—	1,795,197
Forward Foreign Currency Contracts	—	500,864	—	—	500,864
Total Change in Appreciation (Depreciation)	$1,433,729	$500,864	$—	$—	$1,934,593

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Opportunistic Fixed
Asset Derivatives
Options Purchased(7)	$17,500	$280,447	$—	$738,450	$1,036,397
Futures Contracts(1)	493,898	—	—	—	493,898
Forward Foreign Currency Contracts(4)	—	3,778,714	—	—	3,778,714
OTC Swaps Contracts	377,466	—	1,095,081	—	1,472,547
Centrally Cleared Swap Contracts(5)	2,391,770	—	183,275	—	2,575,045
Total Value	$3,280,634	$4,059,161	$1,278,356	$738,450	$9,356,601
Liability Derivatives
Options Written(8)	—	(79,995)	—	(219,625)	(299,620)
Futures Contracts(1)	(6,548,650)	—	—	—	(6,548,650)
Forward Foreign Currency Contracts(6)	—	(4,500,181)	—	—	(4,500,181)
OTC Swaps Contracts	(385,834)	—	(6,873)	—	(392,707)
Centrally Cleared Swap Contracts(5)	(1,985,675)	—	(149,841)	—	(2,135,516)
Total Value	$(8,920,159)	$(4,580,176)	$(156,714)	$(219,625)	$(13,876,674)
Net Realized Gain (Loss)(2)
Options Purchased	(88,259)	(155,503)	—	(1,048,236)	(1,291,998)
Options Written	71,341	49,551	—	247,895	368,787
Swaps Contracts	481,274	—	(2,233,105)	—	(1,751,831)
Futures Contracts	(14,237,046)	—	—	—	(14,237,046)
Forward Foreign Currency Contracts	—	(6,900,371)	—	—	(6,900,371)
Total Realized Gain (Loss)	$(13,772,690)	$(7,006,323)	$(2,233,105)	$(800,341)	$(23,812,459)
Change in Appreciation (Depreciation)(3)
Options Purchased	(12,465)	20,093	—	497,669	505,297
Options Written	(51,433)	(64,398)	—	(68,603)	(184,434)
Swaps Contracts	(92,198)	—	42,374	—	(49,824)
Futures Contracts	(11,275,605)	—	—	—	(11,275,605)
Forward Foreign Currency Contracts	—	125,754	—	—	125,754
Total Change in Appreciation (Depreciation)	$(11,431,701)	$81,449	$42,374	$429,066	$(10,878,812)
Emerging Markets
Liability Derivatives
Futures Contracts(1)	—	—	—	(433,707)	(433,707)
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	1,275,463	1,275,463
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	(1,896,681)	(1,896,681)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Global Low Volatility
Liability Derivatives
Futures Contracts(1)	$—	$(685)	$—	$(65,126)	$(65,811)
Net Realized Gain (Loss)(2)
Futures Contracts	—	20,572	—	1,831,035	1,851,607
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	(12,660)	—	(1,011,560)	(1,024,220)

(1)
Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under “Futures
Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities.

(2)
Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts,
Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(3)
Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(4)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(5)
Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day's variation margin, if any, is reported on the Statements of Assets and Liabilities.

(6)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(7)	Statements of Assets and Liabilities location: Investments, at value.
(8)	Statements of Assets and Liabilities location: Written options, at value.

For the period ended September 30, 2023, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:(1)
	Options Purchased	Swaps Contracts	Long Futures Contracts	Short Futures Contracts	Options Written	Forward Foreign Currency Contracts
Large Cap	$—	$—	$15,416,202	$—	$—	$—
Small/Mid Cap	—	—	18,945,870	—	—	—
Non-US Core Equity	—	—	61,554,852	—	—	—
Core Fixed	2,000	33,471,667	101,493,224	(51,253,779)	—	41,115,153
Opportunistic Fixed	41,442,604	208,708,849	485,022,538	(63,959,728)	(9,310,000)	788,244,448
Emerging Markets	—	—	38,687,790	—	—	—
Global Low Volatility	—	—	12,601,999	—	—	—

(1)	Amounts disclosed represent average notional value for the months that the Funds held such derivatives during the period ended September 30, 2023.
(b) 7.
Netting agreements and collateral requirements
In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of a Fund, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Fund, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds' derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements. An exception to this, Opportunistic Fixed is not a party to an ISDA master agreement with Commonwealth Bank of Australia.
The following tables present the Funds' derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2023.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Core Fixed
Offsetting of financial assets and derivative assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank PLC	$9,663	$(9,663)	$—	$—	$—
JPMorgan Chase Bank N.A.	279,914	—	—	—	279,914
Total	$289,577	$(9,663)	$—	$—	$279,914
Offsetting of financial liabilities and derivative liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$(9,730)	$9,663	$—	$—	$(67)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.
Opportunistic Fixed
Offsetting of financial assets and derivative assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Bank of America, N.A.	$93,853	$(93,853)	$—	$—	$—
Bank of New York	101	—	—	—	101
Barclays Bank PLC	60,294	(46,043)	—	—	14,251
BNP Paribas S.A.	569,606	(569,606)	—	—	—
Citibank N.A.	390,902	(286,581)	—	—	104,321
Deutsche Bank AG	71,321	(71,321)	—	—	—
Goldman Sachs & Co.	265,686	(113,508)	—	—	152,178
Goldman Sachs International	170,126	(170,126)	—	—	—
HSBC Bank PLC	57,526	(57,526)	—	—	—
HSBC Bank USA, N.A.	31,364	(31,364)	—	—	—
HSBC Sec. New York	40,563	(7,850)	—	(32,713)	—
JPMorgan Chase Bank LLC	29,186	—	—	(29,186)	—
JPMorgan Chase Bank N.A.	1,138,592	(1,138,592)	—	—	—
Merrill Lynch International	52,963	—	—	—	52,963
Morgan Stanley & Co.	1,095,081	(6,873)	—	—	1,088,208

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Morgan Stanley and Co. International PLC	$27,128	$(27,128)	$—	$—	$—
Morgan Stanley Capital Services, Inc.	1,032,436	(699,862)	—	—	332,574
Standard Chartered Bank	264,455	(140,637)	—	(123,818)	—
State Street Bank and Trust	53,685	—	—	(53,685)	—
State Street Bank London	34,167	(34,167)	—	—	—
The BNY Mellon	6,238	(1,224)	—	—	5,014
Toronto Dominion Bank	14,607	(1,966)	—	—	12,641
UBS AG	31,778	(27,741)	—	(4,037)	—
Total	$5,531,658	$(3,525,968)	$—	$(243,439)	$1,762,251
Offsetting of financial liabilities and derivative liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$(156,468)	$93,853	$—	$—	$(62,615)
Barclays Bank PLC	(46,043)	46,043	—	—	—
BNP Paribas S.A.	(671,596)	569,606	—	—	(101,990)
Citibank N.A.	(286,581)	286,581	—	—	—
Deutsche Bank AG	(74,225)	71,321	2,904	—	—
Goldman Sachs & Co.	(113,508)	113,508	—	—	—
Goldman Sachs International	(338,886)	170,126	49,000	—	(119,760)
HSBC Bank PLC	(472,124)	57,526	—	—	(414,598)
HSBC Bank USA, N.A.	(49,041)	31,364	—	—	(17,677)
HSBC Sec. New York	(7,850)	7,850	—	—	—
JPMorgan Chase Bank N.A.	(1,594,221)	1,138,592	—	455,629	—
Morgan Stanley & Co.	(6,873)	6,873	—	—	—
Morgan Stanley and Co. International PLC	(230,120)	27,128	34,600	—	(168,392)
Morgan Stanley Capital Services, Inc.	(699,862)	699,862	—	—	—
Natwest Markets PLC	(2,008)	—	—	—	(2,008)
Standard Chartered Bank	(140,637)	140,637	—	—	—
State Street Bank London	(48,663)	34,167	—	—	(14,496)
The BNY Mellon	(1,224)	1,224	—	—	—
Toronto Dominion Bank	(1,966)	1,966	—	—	—

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
UBS AG	$(27,741)	$27,741	$—	$—	$—
Total	$(4,969,637)	$3,525,968	$86,504	$455,629	$(901,536)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.
(c) Investments in other securities
(c) 1.
Bank loans
Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2023, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
RSC Acquisition, Inc.	$610,000	$600,850	$605,425	$4,575
(c) 2.
Indexed securities
The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
(c) 3.
Mortgage-related and other asset-backed securities
The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of September 30, 2023.
(c) 4.
Real estate investment trusts
The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2023.
(c) 5.
When-issued securities/TBA securities
Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund's NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2023.
(d) Securities transactions and related investment income
Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country's tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.
(e) Cash, cash equivalents and short-term investments
A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.
A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.
A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund's net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.
(f) Securities lending
A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As of period end September 30, 2023, securities on loan were collateralized by Cash and/or U.S. Government Obligations. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.
Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), acting as securities lending agent, is authorized to lend the Funds' portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.
Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2023. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in State Street Navigator Securities Lending Government Money Market Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2023 were as follows:
	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$1,834,314	$1,700,466	$177,950
Small/Mid Cap	40,668,926	9,112,601	32,921,134
Non-US Core Equity	124,702,190	68,365,701	65,229,847
Core Fixed	31,609,042	22,182,968	10,024,388
Opportunistic Fixed	40,421,401	33,952,415	7,124,960
Emerging Markets	16,353,282	6,660,563	10,776,353
Global Low Volatility	22,599,984	17,852,984	5,699,442
For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2023, with a contractual maturity of overnight and continuous. For Core Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in each Fund’s Schedule of Investments at September 30, 2023, with a contractual maturity of overnight and continuous.
For Opportunistic Fixed, the values of the security loan obligations are classified as follows at September 30, 2023:
Opportunistic Fixed
	Remaining Contractual Maturity of the Agreements As of September 30, 2023
	Overnight and Continuous	˂ 30 days	Between 30 & 90 days	˃ 90 days	Total
Securities Lending Transactions
Corporate Debt	$33,169,696	$—	$—	$—	$33,169,696

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

	Remaining Contractual Maturity of the Agreements As of September 30, 2023
	Overnight and Continuous	˂ 30 days	Between 30 & 90 days	˃ 90 days	Total
Sovereign Debt Obligations	$782,719	$—	$—	$—	$782,719
Total Borrowings	$33,952,415	$—	$—	$—	$33,952,415
Gross amount of recognized liabilities for securities lending transaction					33,952,415
(g) Taxes and distributions
The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.
As of September 30, 2023, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:
	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$559,872,698	$77,794,601	$(42,042,703)	$35,751,898
Small/Mid Cap	1,357,718,174	211,846,100	(130,037,495)	81,808,605
Non-US Core Equity	3,315,070,342	294,354,618	(267,216,529)	27,138,089
Core Fixed	1,837,724,152	606,145	(199,366,677)	(198,760,532)
Opportunistic Fixed	1,404,573,669	13,518,654	(90,285,708)	(76,767,054)
Emerging Markets	1,576,926,058	84,219,491	(279,943,419)	(195,723,928)
Global Low Volatility	930,809,223	123,596,720	(55,557,296)	68,039,424
The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, futures contracts mark to market and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or the results of operations. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended September 30, 2023.
The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

(h) Allocation of expenses and income
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.
(i) Redemption fees
While none of the Funds’ share classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than thirty (30) days may be assessed a 2% short-term trading fee and recorded as paid-in capital.
3.
Credit agreement
The Trust has entered into a Credit Agreement on behalf of the Funds (the Credit Agreement) with State Street Bank and Trust Company in order to establish a committed, unsecured revolving line of credit. The current term of the line of credit under the Credit Agreement is through January 22, 2024. Borrowings for each Fund under the Credit Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to 1% plus the higher of (i) the Federal Funds Rate or (ii) the Federal Reserve Bank of New York Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the period ended September 30, 2023.
4.
Indemnities
In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
5.
Fees and other transactions with affiliates
As of September 30, 2023, the Adviser provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Adviser a fee for managing the Fund’s investments at an annual rate of:
Investment Advisory Fee on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Investment Advisory Fee on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Global Low Volatility	0.75%	0.73%	0.68%
The Adviser has contractually agreed, until at least July 31, 2024, to waive any portion of its management fee that exceeds the aggregate amount of the sub-advisory fees that the Adviser is required to pay to a Fund's Sub-adviser. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund's Board. The fees waived by the Adviser pursuant to this expense waiver agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.
With respect to Large Cap, effective February 2, 2023, the Adviser has also contractually agreed, until at least July 31, 2024, to waive fees and/or reimburse Fund expenses' inclusive of management fee waivers, to the extent that total annual fund operating expenses, based on fiscal year to date average net assets, exceed 0.90% for Adviser Class shares, 0.65% for Class I shares, 0.55% for Class Y-2 shares and 0.40% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2024 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. As of September 30, 2023, no fees have been waived by the Adviser pursuant to this supplemental expense waiver agreement for Large Cap. The dollar amount is located in Statement of Operations.
The Adviser provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Adviser receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring, and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As of September 30, 2023, all Funds had Class I shares outstanding. As of September 30, 2023, there were no Adviser Class or Class Y-2 shares of any of the Funds outstanding and, as such, the Adviser did not receive any administrative services fees from those classes of those Funds for the period ended September 30, 2023.
The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of September 30, 2023, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended September 30, 2023.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

6.
Purchases and sales of securities
Cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, for the period ended September 30, 2023, were as follows:
	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap	$—	$105,775,085
Small/Mid Cap	—	374,158,661
Non-US Core Equity	—	696,586,113
Core Fixed	1,238,649,559 *	161,690,692
Opportunistic Fixed	33,470,127	492,642,011
Emerging Markets	—	407,108,791
Global Low Volatility	—	148,289,957

	Long-Term U.S. Government Securities	Other Long-Term Securities
Sales
Large Cap	$—	$625,126,681
Small/Mid Cap	—	504,051,422
Non-US Core Equity	—	905,988,224
Core Fixed	1,048,355,471 *	120,337,889
Opportunistic Fixed	26,300,497	400,904,826
Emerging Markets	—	454,760,641
Global Low Volatility	—	262,109,475

*	Includes purchases of $342,249,367 and sales of $353,232,901 for TBA securities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

7.
Share transactions
Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:
Large Cap
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	514,580	$5,211,136	4,537,342	$44,446,890
Shares issued to shareholders in reinvestment of distributions	—	—	9,519,934	88,059,388
Shares repurchased	(53,864,737)	(554,176,670)	(25,700,471)	(254,538,486)
Net decrease	(53,350,157)	$(548,965,534)	(11,643,195)	$(122,032,208)
Class I:*
Shares sold	642,975	6,785,350	—	—
Shares repurchased	(7,196)	(73,363)	—	—
Net increase	635,779	$6,711,987	—	$—

Small/Mid Cap
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	8,342,630	$84,527,139	23,572,091	$243,402,511
Shares issued to shareholders in reinvestment of distributions	—	—	12,355,061	121,820,903
Shares repurchased	(25,640,671)	(269,945,668)	(23,024,747)	(243,889,521)
Net increase (decrease)	(17,298,041)	$(185,418,529)	12,902,405	$121,333,893
Class I:*
Shares sold	635,226	6,698,983	—	—
Shares repurchased	(12,531)	(128,982)	—	—
Net increase	622,695	$6,570,001	—	$—

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Non-US Core Equity
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	19,561,248	$196,008,685	58,499,693	$546,682,413
Shares issued to shareholders in reinvestment of distributions	—	—	10,802,945	97,766,654
Shares repurchased	(53,981,252)	(546,436,568)	(64,076,147)	(579,318,215)
Net increase (decrease)	(34,420,004)	$(350,427,883)	5,226,491	$65,130,852
Class I:
Shares sold	2,576,651	25,804,527	15,313,425	138,015,825
Shares issued to shareholders in reinvestment of distributions	—	—	384,249	3,469,767
Shares repurchased	(378,603)	(3,763,277)	(1,467,939)	(12,786,274)
Net increase	2,198,048	$22,041,250	14,229,735	$128,699,318

Core Fixed
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	11,014,199	$98,473,901	40,524,008	$370,789,113
Shares issued through in-kind contributions**	45,685,321	411,624,739	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	4,433,061	39,631,562
Shares repurchased	(13,200,887)	(117,849,023)	(46,949,983)	(428,241,868)
Net increase (decrease)	43,498,633	$392,249,617	(1,992,914)	$(17,821,193)
Class I:
Shares sold	1,632,027	14,538,014	105,724	945,640
Shares issued to shareholders in reinvestment of distributions	—	—	175,697	1,570,728
Shares repurchased	(879,957)	(7,798,794)	(4,442,428)	(40,906,743)
Net increase (decrease)	752,070	$6,739,220	(4,161,007)	$(38,390,375)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Opportunistic Fixed
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	23,172,980	$195,616,705	52,090,362	$428,562,412
Shares issued to shareholders in reinvestment of distributions	—	—	5,322,132	42,896,383
Shares repurchased	(18,764,836)	(158,631,938)	(21,623,694)	(176,369,226)
Net increase	4,408,144	$36,984,767	35,788,800	$295,089,569
Class I:*
Shares sold	686,578	5,841,643	—	—
Shares repurchased	(7,456)	(63,044)	—	—
Net increase	679,122	$5,778,599	—	$—

Emerging Markets
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	13,416,674	$100,767,394	54,693,138	$413,230,593
Shares issued to shareholders in reinvestment of distributions	—	—	5,102,088	36,377,884
Shares repurchased	(23,552,362)	(178,317,300)	(41,503,685)	(300,605,232)
Net increase (decrease)	(10,135,688)	$(77,549,906)	18,291,541	$149,003,245
Class I:*
Shares sold	138,352	1,045,843	—	—
Shares repurchased	(5,222)	(38,259)	—	—
Net increase	133,130	$1,007,584	—	$—

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

Global Low Volatility
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,541,876	$58,207,081	14,165,096	$180,218,543
Shares issued to shareholders in reinvestment of distributions	—	—	6,561,138	78,536,821
Shares repurchased	(16,392,790)	(212,779,518)	(28,791,956)	(362,952,785)
Net decrease	(11,850,914)	$(154,572,437)	(8,065,722)	$(104,197,421)
Class I:*
Shares sold	439,042	5,738,741	—	—
Shares repurchased	(4,638)	(60,132)	—	—
Net increase	434,404	$5,678,609	—	$—

*	The Class commenced operations on June 27, 2023.
**
On April 28, 2023, Core Fixed received securities in-kind valued at $190,709,897 and cash of $220,914,842 from Mercer
Diversified Bond Fund. This resulted in the issuance of 45,685,321 shares valued at $411,624,739.

8.
Recent accounting pronouncements and regulatory updates
In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective on January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
9.
Certain risks
In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.
Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds' prospectus and statement of additional information.
Geopolitical Risk: Russia’s large-scale invasion of Ukraine beginning on February 24, 2022, and the responses by the United States and other countries, have resulted in increased volatility and uncertainty in the financial markets and adversely affected regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus, as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2023

impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on a Fund’s performance and the value of the Fund’s investments, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
LIBOR Transition Risk: The market is in the process of transitioning away from a commonly used interest rate, the London Interbank Offered Rate (“LIBOR”). The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to LIBOR, which may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund or an investment’s value or return to a Fund. Although many LIBOR rates were phased out at the end of 2021, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.
10.
Subsequent events
Management has evaluated the impact of subsequent events through November 13, 2023 (i.e., the date the financial statements were issued) for possible adjustment to and/or additional disclosure in the Funds' financial statements. Management has determined that there are no material events that would require adjustment to and/or additional disclosure in the Funds' financial statements through this date.

Mercer Funds
Additional Information (Unaudited)

Proxy Voting
A description of the policies and procedures that the Advisor and each Fund’s Sub-advisers use to determine how to vote proxies relating to the Fund’s portfolio securities can be found in the Funds SAI (Appendix B), and is available, (i) without charge, upon request, by calling 1-888-887-0619, (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, and (iii) online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer. Information about the Funds’ proxy voting decisions are available online at https://viewpoint.glasslewis.com/WD/?siteId=MercerFundsProxy and http://www.sec.gov.
Quarterly Reporting
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mercer Funds
Additional Information (Unaudited) (Continued)

Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2023 through September 30, 2023
April 4, 2023 Board Meeting
Mercer Opportunistic Fixed Income Fund
Approval of a New Subadvisory Agreement with Ninety One North America, Inc.
At a meeting of the Board of Trustees (the “Board”) of the Mercer Funds (the “Trust”) held on April 4, 2023 (the “April Meeting”), the Board, including the Trustees that are not considered “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), considered and approved a proposed new subadvisory agreement between Mercer Investments LLC, the Trust’s investment adviser (the “Adviser”) and Ninety One North America, Inc. (“Ninety One” and such agreement, the “Ninety One Subadvisory Agreement”) on behalf of the Mercer Opportunistic Fixed Income Fund series of the Trust (the “Fund”). The Adviser recommended the appointment of Ninety One to serve as an additional Subadviser for the Fund in order to employ Ninety One’s investment strategy and also to reallocate the assets of the Fund among certain of the existing Subadvisers to the Fund. The changes described above may be collectively referred to herein as the “New Opportunistic Fixed Income Fund Structure.”
In considering the approval of the Ninety One Subadvisory Agreement, the Independent Trustees considered the information and materials from the Adviser and Ninety One that included, as to Ninety One and the Fund: (i) the Ninety One Subadvisory Agreement; (ii) information regarding the review and due diligence process by which the Adviser had evaluated and selected Ninety One and recommended Ninety One for Board approval, and the Adviser’s rationale for recommending that Ninety One be appointed as a Subadviser to the Fund; (iii) information describing the nature, extent, and quality of the services that Ninety One proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience (including as a Subadviser to another series of the Trust), and reputation of Ninety One; (v) information on Ninety One’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Ninety One for its services to the Fund, and the fees charged by Ninety One to other accounts that it manages; (vii) the Trust’s management fee waiver agreement (the “Fee Waiver Agreement”), which requires the Adviser to waive any portion of the management fee it is entitled to under the investment management agreement between the Adviser and the Trust (the “Investment Management Agreement”) with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s Subadvisers for the management of their allocated portions of the Fund; (viii) information on the compliance program applicable to Ninety One and the Trust CCO’s evaluation of the compliance program; (ix) information regarding the historical performance returns of Ninety One in managing the investment mandate it would employ for the Fund, and a comparison of such performance to a relevant index; and (x) the financial condition of Ninety One.
In addition, the Independent Trustees considered the presentations made by, and discussions at the April Meeting with, representatives of the Adviser and the Trust’s CCO, and the Adviser’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Fund by Ninety One.  During their review of this information, the Independent Trustees considered factors that the Independent Trustees deemed relevant with respect to Ninety One, including: the nature, extent, and quality of the services to be provided to the Fund by Ninety One; Ninety One’s management style and investment decision-making process; Ninety One’s historical performance record managing the investment mandate it would employ for the Fund; the qualifications and experience of the members of Ninety One’s portfolio management team; and Ninety One’s staffing levels and overall resources.  The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Adviser in connection with each of the Subadvisers to the Fund, which includes extensive investment management and compliance due diligence with respect to the management

Mercer Funds
Additional Information (Unaudited) (Continued)

and operations of each of the Subadvisers.  Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal standards in connection with their duties and responsibilities when approving investment advisory agreements.
In particular, and as to Ninety One, the Board, including all of the Independent Trustees, considered the following factors:
(a) The nature, extent, and quality of the services to be provided by Ninety One.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Ninety One to the Fund.  The Independent Trustees considered the investment management process that Ninety One would employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by Ninety One), the qualifications of Ninety One’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that Ninety One would be managing, and the performance record of Ninety One as compared to a relevant index.  The Independent Trustees also considered the Adviser’s review, selection, and due diligence process with respect to Ninety One, and the Adviser’s favorable assessment and conclusion as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by Ninety One.  The Independent Trustees determined that the Fund and its shareholders were likely to benefit from the quality and experience of Ninety One’s portfolio managers and the qualifications of its investment professionals.
Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Ninety One, as well as Ninety One’s ability to render such services based on Ninety One’s experience, operations and resources, were appropriate for the Fund in light of the Fund’s investment objective and the mandate relating to the allocated portion of the Fund’s investment portfolio that Ninety One would manage.
(b) Comparison of the services to be rendered by and fees to be paid to Ninety One with other clients.  The Independent Trustees considered the services that would be rendered by Ninety One and evaluated the compensation to be paid to Ninety One for those services.  Based on the information provided, the Independent Trustees noted that the services that Ninety One would furnish to the Fund appeared to be generally comparable to the services that Ninety One currently provides to its other advisory and subadvisory clients having similar investment strategies.  The Independent Trustees also considered comparisons of the fees to be paid to Ninety One in light of the fees that were charged by Ninety One to its other advisory clients having a similar investment strategy, as disclosed in its responses to the questions and information requests contained in a 15(c) subadviser questionnaire.  The Independent Trustees also considered that the fees agreed to by Ninety One were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Adviser believes such fees are fair and reasonable.
The Independent Trustees considered the review, selection, and due diligence process employed by the Adviser in determining to recommend Ninety One to serve as a Subadviser to the Fund, and the Adviser’s reasons for concluding that the subadvisory fees to be paid by the Adviser to Ninety One for its services to the Fund were fair and reasonable.  The Independent Trustees considered that the subadvisory fees of Ninety One would indirectly be borne by the Fund and its shareholders.  The Independent Trustees further considered that as a result of the appointment of Ninety One and the implementation of the New Opportunistic Fixed Income Fund Structure, the Fund’s subadvisory fees would stay the same, given the Fee Waiver Agreement and the then-effective subadvisory fee levels.
Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided, the proposed level of fees to be paid to Ninety One with respect to the assets of the Fund to be allocated to Ninety One was supported by the services that were expected to be

Mercer Funds
Additional Information (Unaudited) (Continued)

provided by Ninety One to the Fund.  The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Ninety One from its relationship with the Fund, and noted Ninety One’s statement that it will not receive any indirect benefits as a result of the relationship between the Subadviser and the Adviser.
The Independent Trustees considered there was to be no expected impact of the fees to be paid to Ninety One by the Adviser on the Fund’s overall operating expenses at current asset levels, given the Fee Waiver Agreement.  In addition, the Independent Trustees considered the Adviser’s assessment that the fees to be paid to Ninety One were the result of arm’s-length bargaining between unaffiliated parties, and considered the relevance of Ninety One’s potential profitability given that context.  The Independent Trustees also took note of the Adviser’s explanation that the recommended appointment of Ninety One was not affected by the impact that the appointment would have on the Adviser’s revenues and profitability, and the Independent Trustees considered that the Adviser was not realizing a direct profit from the investment advisory services that it provides to the Fund as a result of the Fee Waiver Agreement.
Based on their consideration and review of the foregoing information, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Ninety One and the proposed fees to be paid to Ninety One by the Adviser for managing its allocated portion of the Fund, the potential benefits accruing to Ninety One as a result of serving as a Subadviser to the Fund were reasonable in relation to the services that were expected to be provided by Ninety One to the Fund.
(c) Investment performance of the Fund and Ninety One.  Because Ninety One was a newly proposed Subadviser to the Fund, the Independent Trustees could not consider Ninety One’s investment performance in managing the Fund as a factor in evaluating the Ninety One Subadvisory Agreement.  However, the Independent Trustees reviewed Ninety One’s historical performance record managing the investment mandate it would employ for the Fund as compared to a relevant index and concluded that Ninety One’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Ninety One Subadvisory Agreement.
Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions.  Based on these factors, along with the determination of the Adviser at the conclusion of its review, selection, and due diligence process to recommend Ninety One be appointed as a Subadviser to the Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Ninety One was supported by the services that were expected to be provided to the Fund and approval of the proposed Ninety One Subadvisory Agreement was in the best interests of the Fund and its shareholders.  As a result, the Board, including a majority of the Independent Trustees, determined to approve the Ninety One Subadvisory Agreement.
June 12-13, 2023 Board Meeting
Mercer US Large Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Global Low Volatility Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Renewal of the Investment Management Agreement for the Funds

Mercer Funds
Additional Information (Unaudited) (Continued)

At a meeting of the Board held on June 12-13, 2023 (the “June Meeting”), the Board, including the Independent Trustees, considered and approved the renewal of the Investment Management Agreement with respect to each of the series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Large Cap Equity Fund (the “Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (the “Global Low Volatility Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).
In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Adviser that were prepared for the June Meeting, including:
(i)     the Investment Management Agreement with respect to the Adviser’s management of the assets of each Fund;
(ii)     information comparing each Fund’s performance (Class Y-3 shares) over various time periods to the performance of a peer group and peer universe of registered investment companies (“funds”) determined by Broadridge, an independent, nationally recognized provider of investment company data, to be generally comparable to the Fund and as contained in a report prepared by Broadridge (the “Broadridge Report” and such peer funds, the “performance group” and “performance universe,” respectively);
(iii)    information describing the nature, extent, and quality of the services that the Adviser provided to the Funds; the fees that the Adviser charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of funds determined by Broadridge to be generally comparable to the Funds and as contained in the Broadridge Report (“expense group”);
(iv)    the Fee Waiver Agreement, which applies on a Fund-by-Fund basis and requires the Adviser to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to a Fund’s subadvisors (the “Subadvisors”) for the management of their allocated portions of the subject Fund;
(v)     the supplemental expense limitation agreement for the Large Cap Fund to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses (i.e., net expenses after operation of the Fee Waiver Agreement) exceed certain levels for each share class, with certain exceptions (together with the Fee Waiver Agreement, the “Fee Waiver Arrangements”);
(vi)    information regarding the Adviser’s business and operations; financial position; portfolio management and leadership teams; and compliance program;
(vii)    information comparing each Fund’s operating expenses to those of the expense group; and
(viii)   information regarding the benefits that the Adviser derived (or may derive in the future) as a result of its relationship with the Funds.
The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Adviser, both at the June Meeting and throughout the course of the year at regularly scheduled and special Board meetings.  The Independent Trustees also evaluated the Adviser’s answers and responses to the questions and information requests contained in an information request letter (the “15(c) Information Request Letter”) that was submitted to the Adviser on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain responses to follow-up items that had been requested on behalf of the Independent Trustees by their independent legal counsel.

Mercer Funds
Additional Information (Unaudited) (Continued)

During their review of this information, the Independent Trustees considered the factors that they deemed relevant with respect to the Adviser, including: the nature, extent, and quality of the services that were provided to the Funds by the Adviser; the Adviser’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Arrangements on Fund expenses; the fact that the Adviser was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Adviser and its affiliates of the Adviser’s relationship with the Funds.  The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Adviser and its affiliates provided to the Funds.  Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.
In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:
(a) The nature, extent, and quality of the services that were provided by the Adviser.  The Independent Trustees reviewed the services that the Adviser had provided to the Funds.  In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Adviser’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which Adviser personnel performed their duties.  In this regard, the Independent Trustees considered that, while the Adviser focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisers, consistent with the Trust’s multi-manager structure, the Adviser had various other responsibilities as the Funds’ investment adviser, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisers (including overseeing the process of transitioning assets among Subadviser(s)), and the fee negotiation process whereby the Adviser sought to achieve an appropriate and competitive level of fees and fee structure, and the Adviser’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadviser’s investment performance and processes; the monitoring of each Subadviser’s compliance with the applicable Fund’s investment objective, policies, and limitations, including portfolio investment guidelines; the review of each Subadviser’s portfolio security brokerage and trading practices, as well as the use of derivatives or other complex financial instruments; the implementation of certain risk management programs; and oversight of general Fund compliance with relevant law.
The Independent Trustees considered the Adviser’s ability and willingness to identify instances where there was a need to add a new Subadviser, to replace a current Subadviser, to reallocate Fund assets among current Subadvisers, to utilize a new strategy of a current Subadviser, or to implement a combination of these measures, as well as the Adviser’s ability to effect such changes promptly and efficiently.  In considering the services provided by the Adviser in connection with the review, selection, evaluation and monitoring of Subadvisers for the Funds, the Independent Trustees noted the fact that the Adviser has access to, through its other business divisions, significant manager research and related services that an investment adviser to a fund complex of similar size as the Funds might not otherwise be able to provide.
The Independent Trustees considered the Trust’s multi-manager structure, and the services required by the Trust under that structure, as compared to an investment company without multiple subadvisers.  The Independent Trustees also considered the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Adviser, such as supervision of the Funds’ third-party service providers and certain shareholder administrative services for Class I shares of the Funds.  The Independent Trustees considered the scope and substance of the Adviser’s regulatory and compliance policies, procedures, and systems.  The Independent Trustees considered the Adviser’s capabilities in providing the administrative, legal and compliance services needed to support management of the Funds, and the information that regularly

Mercer Funds
Additional Information (Unaudited) (Continued)

had been provided by the Trust’s Chief Compliance Officer to the Trustees at prior Board meetings and the June Meeting.  The Independent Trustees also considered the Adviser’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.
Based on their consideration and review of the foregoing, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, and will benefit from the Adviser’s ability to continue to provide these services, and concluded that such services supported the continuation of the Investment Management Agreement with the Adviser.
(b) The costs of the services provided and the profits realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual and actual management fee and total expense ratio (i.e., net expense ratio after the Fee Waiver Agreement and including Rule 12b-1/non-12b-1 fees) to the Fund’s respective expense group as identified by Broadridge in the Broadridge Report.  The Independent Trustees noted that each Fund’s contractual management fee fell within either the first quintile (i.e., the quintile with the lowest expenses), second quintile, or third quintile of each Fund’s respective expense group, except for Class Y-3 shares of the US Small/Mid Cap Equity Fund, Class Y-3 shares of the Global Low Volatility Fund, and each class of the Opportunistic Fixed Income Fund, which fell within the fifth, fourth, and fifth quintiles, respectively. The Independent Trustees also noted that the actual management fee for each class of each Fund fell within the first quintile of each Fund’s respective expense group.  With respect to total expense ratios, they noted that each class of each Fund fell within the first quintile of its respective expense group, except for: Class I shares of the Opportunistic Fixed Income Fund, which fell within the second quintile; Adviser Class shares of the US Small/Mid Cap Equity and Non-US Core Equity Funds, which fell within the second quintile; and Adviser Class shares of the Core Fixed Income and Opportunistic Fixed Income Funds, which fell within the third quintile. The Independent Trustees considered that the Adviser Class information was provided on a pro forma basis as there were currently no Adviser Class shares of the Funds outstanding.
The Independent Trustees also considered the Fee Waiver Agreement and its effect on the Adviser’s actual management fee and the Funds’ total expense ratios and further considered that the Adviser intended to renew the Fee Waiver Agreement for another year through at least July 31, 2024. The Independent Trustees noted the Adviser’s explanation that it does not manage other funds, including registered investment companies, or other client accounts that are comparable to the Funds and, therefore, the Adviser could not provide relevant information regarding the Adviser’s fees for servicing such funds or accounts.
The Independent Trustees considered the entrepreneurial risk undertaken by the Adviser in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds.  Regarding the level of profitability being realized by the Adviser in connection with its management of the Funds, the Independent Trustees took note of the Adviser’s explanation that it was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Agreement. The Independent Trustees also discussed the Adviser’s ongoing costs in operating the Funds.  The Independent Trustees considered the Adviser’s ongoing practice of negotiating reduced fee schedules for certain of the Subadvisers, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.
Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the advisory services provided by the Adviser to each Fund, the information provided regarding the fees paid to, and the costs incurred by, the Adviser supported the continuation of the Investment Management Agreement.

Mercer Funds
Additional Information (Unaudited) (Continued)

(c) Ancillary benefits that may accrue to the Adviser or its affiliates. The Independent Trustees also considered the other relationships that the Adviser and its affiliates have with the Trust, and any ancillary or “fall-out” benefits realized by the Adviser and its affiliates from its relationship with each Fund, as described in the Adviser’s responses to the questions and information requests contained in the 15(c) Information Request Letter.  The Independent Trustees recognized that, because of the Trust’s multi-manager structure, the Adviser did not place portfolio transactions on behalf of the Funds, and, thus, it did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions.  In addition, the Independent Trustees noted that the Adviser, as a policy, did not receive any services paid for by Fund soft dollar commissions.  As such, the Independent Trustees took note of the fact that the Adviser did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisers.
The Independent Trustees took into consideration the Adviser’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Adviser and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Adviser stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisers that manage (or an affiliate manages) assets for the Funds along with assets for other accounts of the Adviser or its affiliates.
The Independent Trustees also noted that the Adviser will provide or procure, as applicable, certain non-distribution related shareholder administrative services pursuant to a shareholder administrative services plan for the Adviser Class, Class I, and Class Y-2 shares of the Funds (the “Shareholder Services Plan”), and a shareholder administrative services agreement with the Adviser for such classes (the “Administrative Services Agreement”), and that the Adviser would be entitled to receive compensation from the Funds for acting in that capacity.  The Independent Trustees acknowledged that no compensation had been paid to date under the Shareholder Services Plan and Administrative Services Agreement for Adviser Class and Class Y-2 shares of the Funds, as there were no Adviser Class or Class Y-2 shares issued or outstanding as of the June Meeting.
The Independent Trustees noted the shareholder administrative servicing fees paid to the Adviser with respect to Class I shares under the Administrative Services Agreement and considered that such compensation was accrued from the fees paid by the Funds under the Shareholder Services Plan.  The Independent Trustees also considered the services provided or procured by the Adviser under the Administrative Services Agreement, including but not limited to, attending to shareholder or shareholder-related correspondence and inquiries, assisting with exchanges and the processing of purchases and redemptions of shares, maintaining account records, processing dividend payments, preparing and distributing documents for shareholder use, and/or providing certain monitoring and oversight services.
Based on their consideration and review of the foregoing, the Independent Trustees concluded that these benefits or potential benefits that would accrue to the Adviser and its affiliates by virtue of their relationships with the Funds appeared to be reasonable.
(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million in assets and at $1 billion in assets.  The Independent Trustees noted that, as a result of the Fee Waiver Agreement, any decreases in the advisory fee for a particular Fund under the Investment Management Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Adviser waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisers.

Mercer Funds
Additional Information (Unaudited) (Continued)

(e) The investment performance of each Fund and the Adviser. The Independent Trustees considered the investment performance of each Fund and reviewed Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires.  The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions.  The Independent Trustees also considered that the Adviser continues to be proactive in seeking to replace and/or add Subadvisers, to reallocate assets among Subadvisers, and to implement new investment Subadviser strategies, with a view to improving Fund performance over the long term.
While consideration was given to the Adviser’s performance reports and discussions at prior Board meetings, and performance reports provided by the Adviser to the Board between Board meetings, particular attention was given to the materials prepared specifically for the June Meeting, including the Broadridge Report.  In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund over various measurement periods ended March 31, 2023.  The Independent Trustees noted the Adviser’s report that none of the Funds’ performance fell within the fourth or fifth quintile (i.e., the quintile with the lowest performance) of its performance universe for both the one- and three-year measurement periods. The Independent Trustees also took into consideration the Adviser’s expectations for the acceptable performance of each Fund.
With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:
1.   Large Cap Fund.  In the case of the Large Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fifth, fourth, third, third, fourth and second quintiles, respectively, of its performance universe.  The Independent Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed it in the fifth, fifth, fifth, fourth, third and second quintiles, respectively, of its performance group.  The Independent Trustees further took into consideration the Adviser’s explanation for the relative performance of the Large Cap Fund over shorter-term periods and noted the Adviser’s ongoing review of the Fund’s portfolio construction and that certain enhancements were under consideration.
2.   Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, third, third, second, second and second quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed it in the third, third, third, second, third and second quintiles, respectively, of its performance group.
3.   Non-US Core Fund.  In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fourth, fourth, second, second, first and first quintiles, respectively, of its performance universe.  The Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fourth, fourth, fourth, third, first and first quintiles, respectively, of its performance group.  The Independent Trustees further took into consideration the Adviser’s explanation for the relative performance of the Non-US Core Fund over shorter-term periods given market volatility and noted the favorable performance of the Fund over the longer-term five- and ten-year periods.
4.   Emerging Markets Fund.  In the case of the Emerging Markets Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five- and ten-year periods placed it in the third, third, third, fourth, fourth and fourth quintiles, respectively, of its performance universe.  The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, second, third, fourth, third and fourth quintiles, respectively,

Mercer Funds
Additional Information (Unaudited) (Continued)

of its performance group.  The Independent Trustees also noted that the Adviser had recommended, and the Board approved, the appointments of: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (sub-subadviser) in 2020 in order to provide exposure to China equities; BennBridge US LLC in 2021 in an effort to improve the Fund’s risk/return profile; and Barrow, Hanley, Mewhinney & Strauss, LLC in December 2022 in an effort to provide more consistent exposure to value style investments while complementing the existing Subadvisers to the Fund.
5.   Global Low Volatility Fund.  In the case of the Global Low Volatility Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five- and ten-year periods placed it in the fifth, fifth, third, first, first and first quintiles, respectively, of its performance universe.  The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two-, three-, four- and five-year periods was in the fourth, fifth, third, first and first quintiles, respectively, for its performance group.  The Independent Trustees also noted that the Adviser had recommended, and the Board approved, the appointment of Ninety One North America, Inc. (“Ninety One”) in 2021 as a replacement Subadviser to the Fund in an effort to improve the Fund’s risk/return profile.
6.   Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, second, third, first, first and first quintiles, respectively, of its performance universe.  The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed it in the second, second, third, first, first and second quintiles, respectively, of its performance group.
7.   Opportunistic Fixed Income Fund.  In the case of the Opportunistic Fixed Income Fund, which commenced operations in 2013, the Independent Trustees noted that the performance for the one-, two-, three-, four- and five- and since inception periods placed it in the second, third, third, third, fifth and fifth quintiles, respectively, of its performance universe.  The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed it in the second, fifth, fifth, third, fifth and fifth quintiles, respectively, of its performance group.  The Independent Trustees also noted that the Adviser had recommended, and the Board approved, the appointment of Ninety One in April 2023 as an additional Subadviser to the Fund in an effort to enhance the Fund’s downside protection.
In light of the foregoing considerations, the Independent Trustees concluded that the Adviser’s performance in managing each Fund indicated that the Adviser’s continued management will benefit the Funds and their shareholders.
Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees.  Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and the Board, including a majority of the Independent Trustees, approved the renewal of the Investment Management Agreement.
Mercer US Large Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Global Low Volatility Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund

Mercer Funds
Additional Information (Unaudited) (Continued)

Renewal of Certain Subadvisory Agreements for the Funds
At the June Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Adviser and the following Subadvisers for the Funds (each a “Subadviser,” and collectively, the “Subadvisers”):
Mercer US Large Cap Equity Fund
•
Brandywine Global Investment Management, LLC
•
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
•
Jennison Associates LLC
•
O’Shaughnessy Asset Management, LLC
•
Polen Capital Management, L.L.C.
•
Parametric Portfolio Associates LLC
Mercer US Small/Mid Cap Equity Fund
•
GW&K Investment Management, LLC
•
Loomis, Sayles & Company, L.P.
•
LSV Asset Management
•
River Road Asset Management, LLC
•
Westfield Capital Management Company, L.P.
•
Parametric Portfolio Associates LLC
Mercer Non-US Core Equity Fund
•
American Century Investment Management, Inc.
•
Arrowstreet Capital, Limited Partnership
•
LSV Asset Management
•
Massachusetts Financial Services Company
•
Parametric Portfolio Associates LLC
Mercer Emerging Markets Equity Fund
•
BennBridge US LLC
•
Origin Asset Management LLP
•
Schroder Investment Management North America Inc.
•
Schroder Investment Management North America Limited (sub-subadviser)
•
William Blair Investment Management, LLC
•
Parametric Portfolio Associates LLC
Mercer Global Low Volatility Equity Fund
•
Acadian Asset Management LLC

Mercer Funds
Additional Information (Unaudited) (Continued)

•
Martingale Asset Management L.P.
•
Ninety One North America, Inc.
•
Veritas Asset Management LLP
•
Parametric Portfolio Associates LLC
Mercer Opportunistic Fixed Income Fund
•
BlackRock International Limited
•
Colchester Global Investors Limited
•
Loomis, Sayles & Company, L.P.
•
Western Asset Management Company, LLC
•
Western Asset Management Company Limited (sub-subadviser)
Mercer Core Fixed Income Fund
•
Income Research & Management
•
Manulife Asset Management (US) LLC
•
PGIM, Inc.
In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials furnished by the Adviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of various Subadvisers, both at the June Meeting and throughout the course of the year at Board meetings, as applicable.  In connection with their review of this information, the Independent Trustees considered information provided by the Adviser regarding the Subadvisers’ answers and responses to the questions and information requests contained in a 15(c) subadviser questionnaire submitted to each Subadviser, which included the Adviser’s conclusions with respect to various matters addressed by the Subadvisers’ responses to the questionnaire.
During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to each Subadviser, including, but not limited to: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadviser and the Subadviser’s historical performance record managing its allocated portion of the Fund’s portfolio.  The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Adviser in connection with each of the Subadvisers, which includes extensive investment management and compliance due diligence with respect to the management and operations of each of the Subadvisers.  Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.
In consideration of the renewal of the Subadvisory Agreements, and as to each Fund and to each Subadviser, the Independent Trustees considered the following factors:
(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisers.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadviser had provided to the applicable Fund.  The Independent Trustees considered the Adviser’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisers, recommending that Subadvisers that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management

Mercer Funds
Additional Information (Unaudited) (Continued)

process that was employed by each Subadviser in managing the assets that were allocated to the Subadviser (which had been discussed with each Subadviser previously); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices.  The Independent Trustees also considered the Adviser’s review, selection, and due diligence process with respect to each Subadviser; the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were provided by the Subadviser; and the Adviser’s recommendation that each Subadvisory Agreement be renewed.  The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisers.
Based on their consideration and review of the foregoing, the Independent Trustees determined that each Fund benefited from the nature, extent, and quality of the subadvisory services that were provided by each corresponding Subadviser, and will benefit from the Subadviser’s ability to continue to provide these services, and concluded that such services supported the continuation of each Subadvisory Agreement.
(b) The costs of the services provided and the profits realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Adviser in deciding to recommend each Subadviser as a Subadviser to the respective Fund. The Independent Trustees took account of the Adviser’s reasons for concluding that the compensation payable to each Subadviser for its services to the Funds was competitive, fair and reasonable in light of the nature, extent and quality of the services furnished to the Fund, and the Adviser’s recommendation at the June Meeting that the Subadvisory Agreements with the Subadvisers be continued, including in light of the fact that the Subadvisers’ fees would be indirectly borne by the respective Funds and their shareholders.
The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Arrangements.  In addition, since the fees paid by the Adviser to each Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadviser’s profitability was considered by the Independent Trustees in that context.  The Independent Trustees took into account the Adviser’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Adviser’s assessment that the subadvisory fee rates charged by each Subadviser reflected a reasonable fee arrangement, and the Adviser’s practice of negotiating reduced subadvisory fee schedules with the Subadvisers, which benefits the Funds and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.  The Independent Trustees also considered the information provided with respect to each Subadviser regarding the fees charged to other comparable clients of the Subadviser (as applicable).
Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services provided by each Subadviser, the information provided regarding the fees paid to each Subadviser with respect to the Fund assets that were allocated to the Subadviser supported the continuation of the Subadvisory Agreements with the Subadvisers.
(c) Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadvisers as a result of their relationships with the Funds.  As part of their review, the Independent Trustees noted that certain Subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services.  However, the Independent Trustees noted that the Subadvisers were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Adviser monitored and evaluated the Subadvisers’ trade execution with respect to Fund brokerage transactions.

Mercer Funds
Additional Information (Unaudited) (Continued)

The Independent Trustees took into account the foregoing benefits or potential benefits that would accrue to the Subadvisers by virtue of their relationships with the Funds in determining to approve the renewal of the Subadvisory Agreements.
(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders.  With respect to economies of scale, the Independent Trustees considered each Subadviser’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser (and/or an affiliate with respect to other account assets) increased.  It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.
(e) The investment performance of the Funds and the Subadvisers.  The Independent Trustees considered the performance of each Subadviser, the Adviser’s explanations with respect to the role of each Subadviser’s investment strategy in supporting the Fund’s multi-manager structure, and each Subadviser’s compliance with the Fund’s relevant investment restrictions and guidelines. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each Subadviser, including on an absolute basis and relative to each Subadviser’s benchmark index over different time periods, supported the approval of its Subadvisory Agreement.
Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees.  Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and the Board, including a majority of the In

Mercer Funds
Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2023 through September 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Large Cap — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.32%	$1,000.00	$1,041.20	$1,020.60	$1.63
Hypothetical	0.32	1,000.00	1,023.40	1,011.70	1.62

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/366.
Large Cap — Class I *
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.59%	$1,000.00	$981.60	$990.80	$1.52
Hypothetical	0.59	1,000.00	1,022.05	1,011.03	2.98

*	The Class commenced operations on June 27, 2023.
#	Actual expenses are equal to the Class’ annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 95/366.

Mercer Funds
Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.46%	$1,000.00	$1,002.00	$1,001.00	$2.30
Hypothetical	0.46	1,000.00	1,022.70	1,011.35	2.33

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/366.
Small/Mid Cap — Class I *
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.71%	$1,000.00	$985.50	$992.75	$1.83
Hypothetical	0.71	1,000.00	1,021.45	1,010.73	3.59

*	The Class commenced operations on June 27, 2023.
#	Actual expenses are equal to the Class’ annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 95/366.
Non-US Core Equity — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.38%	$1,000.00	$1,004.10	$1,002.05	$1.90
Hypothetical	0.38	1,000.00	1,023.10	1,011.55	1.92

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 183/366.
Non-US Core Equity — Class I
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.63%	$1,000.00	$1,003.10	$1,001.55	$3.15
Hypothetical	0.63	1,000.00	1,021.85	1,010.93	3.18

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 183/366.

Mercer Funds
Understanding Your Fund’s Expenses (Unaudited) (Continued)

Core Fixed — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.15%	$1,000.00	$963.30	$981.65	$0.74
Hypothetical	0.15	1,000.00	1,024.25	1,012.13	0.76

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366.
Core Fixed — Class I
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.40%	$1,000.00	$961.10	$980.55	$1.96
Hypothetical	0.40	1,000.00	1,023.00	1,011.50	2.02

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 183/366.
Opportunistic Fixed — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.43%	$1,000.00	$997.60	$998.80	$2.15
Hypothetical	0.43	1,000.00	1,022.85	1,011.43	2.17

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 183/366.
Opportunistic Fixed — Class I *
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.68%	$1,000.00	$980.00	$990.00	$1.75
Hypothetical	0.68	1,000.00	1,021.60	1,010.80	3.44

*	The Class commenced operations on June 27, 2023.
#	Actual expenses are equal to the Class’ annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 95/366.

Mercer Funds
Understanding Your Fund’s Expenses (Unaudited) (Continued)

Emerging Markets — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.47%	$1,000.00	$957.70	$978.85	$2.30
Hypothetical	0.47	1,000.00	1,022.65	1,011.33	2.38

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 183/366.
Emerging Markets — Class I *
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.72%	$1,000.00	$953.90	$976.95	$1.83
Hypothetical	0.72	1,000.00	1,021.40	1,010.70	3.64

*	The Class commenced operations on June 27, 2023.
#	Actual expenses are equal to the Class’ annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 95/366.
Global Low Volatility — Class Y-3
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.32%	$1,000.00	$1,011.90	$1,005.95	$1.61
Hypothetical	0.32	1,000.00	1,023.40	1,011.70	1.62

#	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/366.
Global Low Volatility — Class I *
Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred#
Actual	0.57%	$1,000.00	$986.80	$993.40	$1.47
Hypothetical	0.57	1,000.00	1,011.50	1,005.75	1.49

*	The Class commenced operations on June 27, 2023.
#	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 95/366.

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.
Independent Trustees
Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr.(2) 99 High Street Boston, MA 02110 (79)	Trustee	Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc.(2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).
Adela M. Cepeda 99 High Street Boston, MA 02110 (65)	Trustee	Trustee since 2005	Ms. Cepeda was Managing Director of PFM Financial Advisors LLC (a financial advisory firm) from September 2016 to December 2019. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995 — 2016.	7
Ms. Cepeda is a
director or trustee of:
The UBS Funds (12
portfolios); UBS
Relationship Funds;
SMA Relationship
Trust (1 portfolio);
Morgan Stanley
Pathway Funds (11
portfolios); BMO
Financial Corp. (U.S.
holding company for
BMO Harris Bank
N.A.); Ms. Cepeda
was a director of Fort
Dearborn Income
Securities, Inc. (2000
to 2016).

Gail A. Schneider 99 High Street Boston, MA 02110 (75)	Chairperson and Trustee	Chairperson since 2022; Trustee since 2009	Ms. Schneider is a self-employed consultant since 2007. Ms. Schneider was previously an Executive Vice President at JPMorgan Chase & Co.	7	None

Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Luis A. Ubiñas 99 High Street Boston, MA 02110 (60)	Trustee	Trustee since 2019	Mr. Ubiñas is retired. Mr. Ubiñas previously served as President of the Ford Foundation (a not-for profit organization) from 2008 to 2013 and prior to that he served as a Senior Partner for McKinsey & Company (a global consulting firm).	7	Mr. Ubiñas is a Director of: ATT, Electronic Arts, Inc., and Tanger Factory Outlet Centers, Inc.
Joan E. Steel 99 High Street Boston, MA 02110 (70)	Trustee	Trustee since 2020	Ms. Steel is the Founder and Chief Executive Officer of Alpha Wealth Advisors LLC since September 2009. Prior to founding her own firm, Ms. Steel was a Senior Vice President, Private Wealth Advisor for the Capital Group, a large global asset manager.	7	Ms. Steel was an independent director of The Hershey Trust Company from 2012 to 2016.
Interested Trustee:
Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (58)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is Vice President and US Wealth Distribution Leader for Mercer Investments LLC since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investments LLC.	7	Mr. Joseph is a trustee of Mercer Trust Company LLC and was a director of Mercer Investments LLC from January 2017 to March 2019.
(1)   Each Trustee holds office for an indefinite term.
(2)   Harrison M. Bains, Jr. retired from the Mercer Funds Board effective October 6, 2023.
*    The “Fund Complex” consists of the Trust, which has seven portfolios.
**    Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Trustees and Officers (Unaudited) (Continued)

Officers:
The executive officers of the Trust not named above are:
Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Gouthro (56)	Vice President and Assistant Treasurer	Since 2018++
Mr. Gouthro is a partner at Mercer and U.S. Chief Operating
Officer for Mercer’s U.S. Business Solutions Group. Mr.
Gouthro joined Mercer in 2018. Prior to joining Mercer, Mr.
Gouthro was at Putnam Investments in various leadership roles in Operations, Technology, and Investments.

Barry Vallan (54)	Vice President and Assistant Treasurer	Since 2021
Mr. Vallan is a Vice President and Head of Fund Administration
of Mercer Investments LLC. Prior to joining Mercer in 2020,
Mr. Vallan was Vice President of Fund Administration at J.P.
Morgan (from 2017 to 2020).

Jeff Coleman (54)	Vice President, Treasurer and Chief Financial Officer	Since 2019++	Mr. Coleman is Head of Investment Operations at Mercer Investments LLC since 2019. Prior to joining Mercer, Mr. Coleman was a Vice President at Fidelity Investments from 2016 to 2018.
Stan Mavromates (62)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investments LLC since 2012.
Colin Dean (46)	Vice President and Assistant Secretary	Since 2021+++	Mr. Dean is Global Chief Counsel Investments since 2018. He has also served as Senior Legal Counsel — Investments for Mercer Investments LLC from 2010 to 2018.
Caroline Hulme (38)	Vice President, Chief Legal Officer and Secretary	Since 2021+++
Ms. Hulme is Senior Legal Counsel, Investments since 2018.
She served as Legal Counsel — Investments for Mercer
Investments LLC from 2014 to 2018. Prior to 2014, she was an
Associate in the investment management practice group of
Bingham McCutchen LLP.

Larry Vasquez (56)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investments LLC since 2012.
Erin Lefkowitz (42)	Vice President	Since 2021
Ms. Lefkowitz is a Vice President and Senior Portfolio Manager
of Mercer Investments LLC. Prior to joining Mercer in 2021,
Ms. Lefkowitz held various roles in risk management, portfolio construction, trading and global fixed income portfolio
management at Putnam Investments.

Trustees and Officers (Unaudited) (Continued)

Name and Age	Position(s) Held with the Trust	Term of Office+ and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nicole Wong (56)	Vice President and Chief Compliance Officer	Since 2022
Ms. Wong serves as Chief Compliance Officer of Mercer Trust
Company LLC since December 2022. Prior to joining Mercer,
Ms. Wong was Director – Compliance, Schwab Asset
Management from 2019-2022. Ms. Wong also served in various
Compliance leadership roles at State Street Corporation from
2009 to 2019, where she was most recently Vice President,
Alternative Investment Solutions Risk and Compliance Director.

+    Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
++   Prior to 2023, Mr. Gouthro and Mr. Coleman each held different positions with the Trust since 2018 and 2019, respectively.
+++  Prior to 2021, Mr. Dean and Ms. Hulme each held different positions with the Trust, since 2010 and 2017, respectively.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

(b) Not applicable.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101) or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable at annual

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/s/ Richard Joseph
Richard Joseph
President and Chief Executive Officer (Principal Executive Officer)

Date	11/15/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Richard Joseph
Richard Joseph
President and Chief Executive Officer (Principal Executive Officer)

Date	11/15/23

By (Signature and Title)	/s/ Jeffrey Coleman
Jeffrey Coleman
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	11/15/23